UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08821
Rydex Variable Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Mike Byrum
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5121

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Variable Trust
All Cap Opportunity
All-Asset Aggressive Strategy
All-Asset Conservative Strategy
All-Asset Moderate Strategy
Alternative Strategies Allocation
Amerigo
Banking
Basic Materials
Berolina
Biotechnology
Clermont
Commodities Strategy
Consumer Products
Dow 2x Strategy
Electronics
Energy Services
Energy
Europe 1.25x Strategy
Financial Services
Government Long Bond 1.2x Strategy
Health Care
International Opportunity
Internet
Inverse Dow 2x Strategy
Inverse Government Long Bond Strategy
Inverse Mid-Cap Strategy
Inverse NASDAQ-100® Strategy
Inverse Russell 2000® Strategy
Inverse S&P 500 Strategy
Japan 1.25x Strategy
Leisure
Managed Futures Strategy
Mid-Cap 1.5x Strategy
Multi-Cap Core Equity
Multi-Hedge Strategies
NASDAQ-100® 2x Strategy
NASDAQ-100®
Nova
Precious Metals
Real Estate
Retailing
Russell 2000® 1.5x Strategy
Russell 2000® 2x Strategy
S&P 500 2x Strategy
S&P 500 Pure Growth
S&P 500 Pure Value
S&P MidCap 400 Pure Growth
S&P MidCap 400 Pure Value
S&P SmallCap 600 Pure Growth
S&P SmallCap 600 Pure Value
Strengthening Dollar 2x Strategy
Technology
Telecommunications
Transportation
U.S. Government Money Market
Utilities
Weakening Dollar 2x Strategy

VARIABLE ANNUITY ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 98.7%

INFORMATION TECHNOLOGY 28.4%
Google, Inc. — Class A*	2,700	$1,338,795
Apple, Inc.*	5,700	1,056,609
International Business Machines Corp.	8,200	980,802
Intel Corp.	46,300	906,091
Hewlett-Packard Co.	18,300	863,943
eBay, Inc.*	28,100	663,441
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	60,300	660,888
Yahoo!, Inc.*	34,200	609,102
EMC Corp*	28,600	487,344
Texas Instruments, Inc.	19,600	464,324
Visa, Inc.	6,500	449,215
Dell, Inc.*	28,700	437,962
Infosys Technologies Ltd. — SP ADR	8,900	431,561
Accenture PLC — Class A*	10,600	395,062
Baidu.com — SP ADR*	1,000	391,050
Applied Materials, Inc.	27,500	368,500
MasterCard, Inc.	1,800	363,870
Automatic Data Processing, Inc.	9,200	361,560
Broadcom Corp. — Class A*	10,800	331,452
ASML Holding NV	10,800	319,356
Western Union Co.	15,300	289,476
Marvell Technology Group Ltd.*	17,300	280,087
Cognizant Technology Solutions Corp. — Class A*	7,100	274,486
Paychex, Inc.	9,300	270,165
VeriSign, Inc.*	11,200	265,328
NVIDIA Corp.*	16,600	249,498
NetApp, Inc.*	9,300	248,124
Micron Technology, Inc.*	29,700	243,540
Analog Devices, Inc.	8,800	242,704
Western Digital Corp.*	6,600	241,098
Seagate Technology	15,700	238,797
Xilinx, Inc.	10,000	234,200
Computer Sciences Corp.*	4,400	231,924
Akamai Technologies, Inc.*	11,700	230,256
Equinix, Inc.*	2,500	230,000
KLA-Tencor Corp.	6,400	229,504
Altera Corp.	11,000	225,610
Fiserv, Inc.*	4,600	221,720
Linear Technology Corp.	7,900	218,277

		Market
	Shares	Value

Sun Microsystems, Inc.*	22,200	$201,798
Maxim Integrated Products, Inc.	11,100	201,354
SanDisk Corp.*	9,100	197,470
Affiliated Computer Services, Inc. — Class A*	3,600	195,012
Sohu.com, Inc.*	2,800	192,584
IAC/InterActiveCorp*	9,400	189,786
Amdocs, Ltd.*	7,000	188,160
Fidelity National Information Services, Inc.	7,100	181,121
Rackspace Hosting*	10,600	180,836
Teradata Corp.*	6,300	173,376
Metavante Technologies, Inc.*	4,800	165,504
MercadoLibre, Inc.*	4,200	161,532
Global Payments, Inc.	3,400	158,780
Digital River, Inc.*	3,897	157,127
Omniture, Inc.*	7,297	156,448
ValueClick, Inc.*	10,100	133,219
j2 Global Communications, Inc.*	5,400	124,254
QLogic Corp.*	7,100	122,120
Diebold, Inc.	3,600	118,548
NCR Corp.*	8,300	114,706
STEC, Inc.*	3,000	88,170
SAIC, Inc.*	3,700	64,898

Total Information Technology		20,012,524

HEALTH CARE 25.7%
Cerner Corp.*	18,300	1,368,840
Allscripts Healthcare Solutions, Inc.	52,100	1,056,067
Amgen, Inc.*	16,400	987,772
Gilead Sciences, Inc.*	17,800	829,124
IMS Health, Inc.	50,200	770,570
Celgene Corp.*	11,800	659,620
Eclipsys Corp.*	31,700	611,810
HLTH Corp.*	41,100	600,471
MedAssets, Inc.*	26,500	598,105
Johnson & Johnson	9,600	584,544
athenahealth, Inc.*	14,600	560,202
Novartis AG — SP ADR	10,600	534,028
Genzyme Corp.*	8,800	499,224
Biogen Idec, Inc.*	9,600	484,992
Pfizer, Inc.	29,200	483,260
BioMarin Pharmaceuticals, Inc.*	26,300	475,504
Sanofi-Aventis — SP ADR	12,500	461,875
GlaxoSmithKline PLC — SP ADR	11,600	458,316

 1

VARIABLE ANNUITY ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Abbott Laboratories	8,300	$410,601
Merck & Company, Inc.	11,700	370,071
Wyeth	7,600	369,208
AstraZeneca PLC — SP ADR	8,100	364,095
Phase Forward, Inc.*	24,500	343,980
Vertex Pharmaceuticals, Inc.*	8,700	329,730
Computer Programs & Systems, Inc.	7,700	318,857
Schering-Plough Corp.	11,000	310,750
Bristol-Myers Squibb Co.	13,500	304,020
Teva Pharmaceutical Industries Ltd. — SP ADR	6,000	303,360
Omnicell, Inc.*	25,081	279,402
Eli Lilly & Co.	8,400	277,452
Cephalon, Inc.*	4,600	267,904
Alexion Pharmaceuticals, Inc.*	5,600	249,424
Dendreon Corp.*	8,800	246,312
Human Genome Sciences, Inc.*	11,300	212,666
United Therapeutics Corp.*	4,200	205,758
Myriad Genetics, Inc.*	6,900	189,060
Allergan, Inc.	3,300	187,308
OSI Pharmaceuticals, Inc.*	5,200	183,560
Onyx Pharmaceuticals, Inc.*	5,500	164,835
Shire PLC — SP ADR	2,700	141,183
Myriad Pharmaceuticals, Inc.*	4,725	27,689

Total Health Care		18,081,549

FINANCIALS 12.0%
American Express Co.	44,800	1,518,720
Capital One Financial Corp.	26,500	946,845
Brookfield Asset Management, Inc. — Class A	35,700	810,747
Discover Financial Services	46,992	762,680
Brookfield Properties Corp.	45,800	515,708
SLM Corp.*	56,000	488,320
CB Richard Ellis Group, Inc. — Class A*	33,148	389,158
Forest City Enterprises, Inc. — Class A	25,800	344,946
AmeriCredit Corp.*	21,700	342,643
The St. Joe Co.*	11,500	334,880
Jones Lang LaSalle, Inc.	6,400	303,168
Cash America International, Inc.	7,821	235,881
Student Loan Corp.	4,839	224,530
Ezcorp, Inc.*	14,284	195,119

		Market
	Shares	Value

Forestar Real Estate Group, Inc.*	11,100	$190,698
First Cash Financial Services, Inc.*	9,800	167,874
Nelnet, Inc. — Class A*	12,492	155,400
World Acceptance Corp.*	6,000	151,260
Dollar Financial Corp.*	9,100	145,782
Advance America Cash Advance Centers, Inc.	25,573	143,209
China Housing & Land Development, Inc.*	19,000	73,150

Total Financials		8,440,718

INDUSTRIALS 10.6%
Southwest Airlines Co.	63,500	609,600
Delta Air Lines, Inc.*	67,600	605,696
Masco Corp.	41,400	534,888
Owens Corning, Inc.*	18,900	424,305
Armstrong World Industries, Inc.*	10,800	372,168
Lennox International, Inc.	10,300	372,036
AMR Corp.*	45,500	361,725
Continental Airlines, Inc. — Class B*	21,300	350,172
USG Corp.*	20,300	348,754
JetBlue Airways Corp.*	49,600	296,608
Simpson Manufacturing Company, Inc.	11,600	293,016
Copa Holdings SA	6,100	271,389
UAL Corp.*	29,400	271,068
Alaska Air Group, Inc.*	8,500	227,715
Universal Forest Products, Inc.	5,700	224,922
SkyWest, Inc.	12,900	213,882
Ameron International Corp.	2,900	202,942
Quanex Building Products Corp.	13,500	193,860
Griffon Corp.*	19,000	191,330
AirTran Holdings, Inc.*	30,600	191,250
Allegiant Travel Co.*	5,000	190,450
US Airways Group, Inc.*	40,200	188,940
Apogee Enterprises, Inc.	11,700	175,734
Gibraltar Industries, Inc.	12,200	161,894
Trex Company, Inc.*	7,400	134,680
NCI Building Systems, Inc.*	19,600	62,720

Total Industrials		7,471,744

CONSUMER DISCRETIONARY 9.9%
Amazon.com, Inc.*	19,300	1,801,848

 2

VARIABLE ANNUITY ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Liberty Media Corp — Interactive*	102,900	$1,128,813
Priceline.com, Inc.*	5,500	912,010
Expedia, Inc.*	30,400	728,080
Netflix, Inc.*	9,400	433,998
HSN, Inc.*	26,515	431,664
Blue Nile, Inc.*	5,900	366,508
Ticketmaster Entertainment, Inc.*	29,350	343,102
Shutterfly, Inc.*	13,008	216,323
PetMed Express, Inc.	9,600	180,960
Overstock.com, Inc.*	12,000	176,040
NutriSystem, Inc.	11,358	173,323
Stamps.com, Inc.*	10,632	98,346

Total Consumer Discretionary		6,991,015

MATERIALS 8.1%
International Paper Co.	58,100	1,291,563
Weyerhaeuser Co.	27,900	1,022,535
MeadWestvaco Corp.	36,300	809,853
Domtar Corp.*	16,050	565,281
Schweitzer-Mauduit International, Inc.	8,700	472,932
Louisiana-Pacific Corp.*	56,700	378,189
Clearwater Paper Corp.*	7,500	309,975
Deltic Timber Corp.	6,315	289,037
Wausau Paper Corp.	28,260	282,600
Glatfelter	24,100	276,668

Total Materials		5,698,633

CONSUMER STAPLES 4.0%
Philip Morris International, Inc.	22,900	1,116,146
Altria Group, Inc.	37,300	664,313
Reynolds American, Inc.	9,200	409,584
Lorillard, Inc.	5,373	399,214
Vector Group Ltd.	7,672	119,530
Universal Corp.	2,800	117,096
Star Scientific, Inc.*	33,000	30,690

Total Consumer Staples		2,856,573

Total Common Stocks (Cost $59,146,519)		69,552,756

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT† 1.7%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$1,165,938	$1,165,938

Total Repurchase Agreement (Cost $1,165,938)		1,165,938

Total Investments 100.4%(a) (Cost $60,312,457)		$70,718,694

Liabilities in Excess of Other Assets – (0.4)%		$(272,809)

Net Assets – 100.0%		$70,445,885

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt.

 3

VARIABLE ANNUITY ALL-ASSET AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

MUTUAL FUNDS†† 99.5%
RVT — All-Cap Opportunity Fund*	138,027	$1,504,494
RVT — Nova Fund	24,011	1,365,029
RVT — International Opportunity Fund*	47,600	1,063,382
RVT — Managed Futures Strategy Fund*	32,559	770,349
SBL Fund Series E — U.S. Intermediate Bond Series*	61,803	753,992
RSF — Global Market Neutral Fund - Class H*	31,125	749,794
RSF — Global 130/30 Strategy Fund - Class H*	44,654	396,081
RSF — S&P 500 — Class H	16,481	346,434
RVT — Russell 2000® 1.5x Strategy Fund	11,348	239,888
RVT — Government Long Bond 1.2x Strategy Fund	17,965	232,103
RSF — Russell 2000® Fund - Class H	10,027	205,263
RSF — Long/Short Commodities Strategy Fund - Class H	5,760	147,583
RVT — Multi-Hedged Strategies Fund*	5,594	113,002

Total Mutual Funds (Cost $6,620,253)		7,887,394

	Face
	Amount
REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$37,422	37,422

Total Repurchase Agreement (Cost $37,422)		37,422

Total Investments 100.0%(a) (Cost $6,657,675)		$7,924,816

Liabilities in Excess of Other Assets 0.00%		$(223)

Net Assets – 100.0%		$7,924,593

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Affiliated Funds.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

RSF – Rydex Series Funds.

RVT – Rydex Variable Trust.

 1

VARIABLE ANNUITY ALL-ASSET CONSERVATIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

MUTUAL FUNDS†† 99.6%
Security Fund Series E — U.S. Intermediate Bond Series*	138,048	$1,684,187
RVT — All-Cap Opportunity Fund*	149,190	1,626,170
RVT — Managed Futures Strategy Fund*	49,158	1,163,088
RSF — Global Market Neutral Fund - Class H*	31,612	761,542
RVT — Government Long Bond 1.2x Strategy Fund	55,571	717,980
RSF — S&P 500 Fund - Class H	28,183	592,405
SBL Fund Series P— High Yield Series*	20,644	454,380
RSF — Global 130/30 Strategy Fund - Class H*	48,505	430,235
RVT Multi-Hedge Strategies Fund*	18,720	378,144
RVT — International Opportunity Fund*	16,552	369,777
RSF — Long/Short Commodities Strategy Fund - Class H*	6,130	157,063
RSF — Russell 2000® Fund - Class H*	6,381	130,616

Total Mutual Funds (Cost $7,531,133)		8,465,587

	Face
	Amount
REPURCHASE AGREEMENT† 0.4%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$35,037	35,037

Total Repurchase Agreement (Cost $35,037)		35,037

Total Investments 100.0%(a) (Cost $7,566,170)		$8,500,624

Liabilities in Excess of Other Assets – 0.0%		$(4,095)

Net Assets – 100.0%		$8,496,529

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Affiliated Funds.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.
RVT	Rydex Variable Trust.
RSF	Rydex Series Funds.

 1

VARIABLE ANNUITY ALL-ASSET MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

MUTUAL FUNDS † 100.1%
Security Fund Series E — U.S. Intermediate Bond Series*	298,675	$3,643,834
RVT — All-Cap Opportunity Fund*	308,800	3,365,915
RSF — Global Market Neutral Fund - Class H*	73,416	1,768,591
RVT — International Opportunity Fund*	73,595	1,644,110
RSF — S&P 500 Fund - Class H	75,946	1,596,387
RVT — Managed Futures Strategy Fund*	66,098	1,563,874
RVT — Nova	24,917	1,416,544
RVT — Government Long Bond 1.2x Strategy Fund	76,938	994,040
RSF — Global 130/30 Strategy Fund - Class H*	105,596	936,641
RSF — Russell 2000® Fund - Class H*	28,044	574,050
SBL Fund Series P — High Yield Series*	21,472	472,606
RVT — Multi-Hedge Strategies Fund*	18,157	366,762
RSF — Long/Short Commodities Strategy Fund - Class H*	13,567	347,589

Total Mutual Funds (Cost $16,181,354)		18,690,943

Total Investments 100.1%(a) (Cost $16,181,354)		$18,690,943

Liabilities in Excess of Other Assets – (0.1)%		$(23,563)

Net Assets – 100.0%		$18,667,380

*	Non-Income Producing Security.

†	Affiliated Funds.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.
RVT	Rydex Variable Trust.
RSF	Rydex Series Funds.

 1

VARIABLE ANNUITY ALTERNATIVE STRATEGIES ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

CURRENCY EXCHANGE TRADED FUND 20.0%
PowerShares DB G10 Currency Harvest Fund*	44,099	$1,014,277

Total Currency Exchange Traded Fund (Cost $1,006,441)		1,014,277

MUTUAL FUNDS† 84.6%
RVT — Multi-Hedged Strategies Fund*	61,776	1,247,876
RVT — Managed Futures Strategy Fund	51,457	1,217,469
RSF — Global Market Neutral Fund - Class H	47,759	1,150,507
RSF — Long/Short Commodities Strategy Fund - Class H	12,636	323,738
RVT Real Estate Fund	13,231	271,240
RVT — Commodities Strategy Fund	7,421	87,934

Total Mutual Funds (Cost $4,177,148)		4,298,764

Total Investments 104.6%(a) (Cost $5,183,589)		$5,313,041

Liabilities in Excess of Other Assets – (4.6)%		$(233,337)

Net Assets – 100.0%		$5,079,704

*	Non-Income Producing Security.

†	Affiliated Funds.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

RSF – Rydex Series Funds.

RVT – Rydex Variable Trust.

 1

VARIABLE ANNUITY AMERIGO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 2.5%

FINANCIALS 2.5%
Berkshire Hathaway, Inc. — Class A*	35	$3,535,000
Berkshire Hathaway, Inc. — Class B*	555	1,844,265

Total Financials		5,379,265

Total Common Stocks (Cost $5,906,289)		5,379,265

EXCHANGE TRADED FUNDS 97.6%
UNITED STATES OF AMERICA 68.6%
iShares Russell 1000 Growth Index Fund	418,200	19,366,842
SPDR Trust, Series 1	163,000	17,206,280
iShares S&P 500 Index Fund	161,700	17,130,498
PowerShares QQQ	357,000	15,083,250
Vanguard Mid-Cap ETF	203,000	11,552,730
iShares Russell Midcap Growth Index Fund	251,600	10,700,548
iShares Russell Midcap Index Fund	101,600	7,948,168
iShares Russell 2000 Index Fund	101,600	6,119,368
Vanguard Small-Cap ETF	101,600	5,643,880
Vanguard Large-Cap ETF	101,000	4,855,070
Diamonds Trust, Series I	42,700	4,145,743
Technology Select Sector SPDR Fund	170,000	3,547,900
SPDR S&P Biotech ETF	58,800	3,155,208
Vanguard Extended Market ETF	71,400	2,960,244
Rydex Russell Top 50 ETF†	30,600	2,425,356
Vanguard Materials ETF	34,200	2,174,778
PowerShares DB Gold Fund*	34,000	1,231,820
PowerShares DB Precious Metals Fund*	34,000	1,199,520
Vanguard Value ETF	25,500	1,175,040
Market Vectors-Coal ETF	34,100	1,039,368
iShares Russell 1000 Value Index Fund	17,000	943,330
PowerShares DB Base Metals Fund*	51,000	932,280

		Market
	Shares	Value

Industrial Select Sector SPDR Fund	33,800	$890,292
SPDR KBW Bank ETF	34,000	793,220
Market Vectors — Gold Miners ETF*	17,200	778,988
KBW Capital Markets ETF	16,800	651,672
iShares S&P GSCI Commodity Indexed Trust*	17,000	504,560
PowerShares DB Agriculture Fund*	17,000	432,820
PowerShares DB Commodity Index Tracking Fund Co., Inc.*	17,000	375,020
iShares Dow Jones US Broker Dealers Index Fund	8,800	259,248

Total United States of America		145,223,041

INTERNATIONAL 9.2%
iShares MSCI Emerging Markets Index Fund	374,000	14,552,340
Vanguard Emerging Markets ETF	68,000	2,622,080
SPDR S&P BRIC 40 ETF	64,600	1,498,720
Vanguard FTSE All-World ex-US ETF	17,000	734,400

Total International		19,407,540

LATIN AMERICA REGION 7.6%
iShares S&P Latin America 40 Index Fund	374,000	16,048,340

Total Latin America Region		16,048,340

CHINA 2.8%
iShares FTSE/Xinhua China 25 Index Fund	93,600	3,831,984
SPDR S&P China ETF	20,500	1,368,580
iShares S&P Asia 50 Index Fund	17,200	663,748

Total China		5,864,312

 1

VARIABLE ANNUITY AMERIGO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

BRAZIL 2.7%
iShares MSCI Brazil Index Fund	85,000	$5,751,950

Total Brazil		5,751,950

GLOBAL 1.8%
iShares S&P Global Materials Sector Index Fund	34,200	1,908,360
iShares S&P Global Energy Sector Index Fund	34,200	1,166,220
iShares S&P Global Industrials Sector Index Fund	17,000	734,230

Total Global		3,808,810

CANADA 1.7%
iShares MSCI Canada Index Fund	144,500	3,681,860

Total Canada		3,681,860

ASIAN PACIFIC REGION EX JAPAN 1.0%
iShares MSCI Pacific ex-Japan Index Fund	51,000	2,067,030

Total Asian Pacific Region ex Japan		2,067,030

ASIAN PACIFIC REGION 0.9%
SPDR S&P Emerging Asia Pacific ETF	28,900	2,010,573

Total Asian Pacific Region		2,010,573

TAIWAN 0.6%
iShares MSCI Taiwan Index Fund, Inc.	102,000	1,254,600

Total Taiwan		1,254,600

		Market
	Shares	Value

HONG KONG 0.5%
iShares MSCI Hong Kong Index Fund	68,000	$1,055,360

Total Hong Kong		1,055,360

GERMANY 0.2%
iShares MSCI Germany Index Fund	17,000	377,230

Total Germany		377,230

Total Exchange Traded Funds (Cost $209,493,339)		206,550,646

MUTUAL FUND 0.1%
First American Treasury Obligations Fund	271,452	271,452

Total Mutual Fund (Cost $271,451)		271,452

Total Investments 100.2%(a) (Cost $215,671,079)		$212,201,363

Liabilities in Excess of Other Assets – (0.2)%		$(432,608)

Net Assets – 100.0%		$211,768,755

*	Non-Income Producing Security.

†	Affiliated Funds

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 2

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

HSBC Holdings PLC — SP ADR	11,154	$639,682
JPMorgan Chase & Co. *	14,556	637,844
Credit Suisse Group AG — SP ADR	11,442	636,747
Wells Fargo & Co.	22,297	628,329
U.S. Bancorp	28,544	623,972
Bank of America Corp.	36,157	611,776
UBS AG — SP ADR*	33,384	611,261
Barclays PLC — SP ADR*	25,496	602,725
PNC Financial Services Group, Inc. *	12,053	585,655
BB&T Corp. *	19,627	534,639
SunTrust Banks, Inc.	19,007	428,608
Fifth Third Bancorp	31,720	321,324
M&T Bank Corp.	5,054	314,965
Hudson City Bancorp, Inc.	21,093	277,373
Comerica, Inc.	9,082	269,463
People’s United Financial, Inc.	16,878	262,622
New York Community Bancorp, Inc.	19,740	225,431
BOK Financial Corp.	4,790	221,873
Cullen/Frost Bankers, Inc.	3,951	204,030
First Horizon National Corp.*	14,980	198,187
Commerce Bancshares, Inc.	5,299	197,335
Zions Bancorporation	10,841	194,813
BancorpSouth, Inc.	7,154	174,629
Bank of Hawaii Corp.	4,140	171,976
SVB Financial Group*	3,890	168,320
City National Corp.	4,195	163,311
Capitol Federal Financial	4,958	163,217
First Niagara Financial Group, Inc.	12,672	156,246
Valley National Bancorp	12,450	153,011
KeyCorp	23,414	152,191
Washington Federal, Inc. *	8,971	151,251
Prosperity Bancshares, Inc.	4,284	149,040
International Bancshares Corp. *	9,045	147,524
Associated Banc-Corp.	12,904	147,364
FirstMerit Corp.	7,700	146,531
TFS Financial Corp.	12,309	146,477
UMB Financial Corp.	3,579	144,735
Westamerica Bancorporation	2,771	144,092
First Citizens BancShares, Inc. — Class A	905	143,986
TCF Financial Corp.	10,429	135,994
Astoria Financial Corp.	11,785	130,106
PrivateBancorp, Inc.	5,317	130,054
Investors Bancorp, Inc.*	12,180	129,230

		Market
	Shares	Value

Hancock Holding Co.	3,420	$128,489
Wilmington Trust Corp.	8,944	127,005
Trustmark Corp.	6,214	118,377
NewAlliance Bancshares, Inc.	10,686	114,340
Signature Bank*	3,916	113,564
First Financial Bankshares, Inc.	2,266	112,076
Glacier Bancorp, Inc. *	7,484	111,811
IBERIABANK Corp.	2,412	109,891
United Bankshares, Inc.	5,582	109,351
Old National Bancorp	9,272	103,846
Park National Corp.	1,762	102,795
NBT Bancorp, Inc.	4,475	100,867
Whitney Holding Corp.	9,793	93,425
Ocwen Financial Corp.*	8,010	90,673
Provident Financial Services, Inc.	8,480	87,259
Brookline Bancorp, Inc.	8,294	80,618
Altisource Portfolio Solutions SA*	2,670	38,555

Total Common Stocks (Cost $9,779,779)		14,120,881

	Face
	Amount
REPURCHASE AGREEMENT† 0.3%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$39,953	39,953

Total Repurchase Agreement (Cost $39,953)		39,953

Total Investments 99.9%(a) (Cost $9,819,732)		$14,160,834

Other Assets in Excess of Liabilities – 0.1%		$9,059

Net Assets – 100.0%		$14,169,893

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

BHP Billiton Ltd. — SP ADR	27,662	$1,825,969
Vale SA — SP ADR	68,139	1,576,055
Rio Tinto PLC — SP ADR*	8,246	1,404,211
ArcelorMittal	34,026	1,263,726
Monsanto Co.	13,899	1,075,783
Dow Chemical Co.	41,136	1,072,415
Barrick Gold Corp.	25,778	976,986
Freeport-McMoRan Copper & Gold, Inc.*	13,988	959,717
Southern Copper Corp.	31,071	953,569
E.I. du Pont de Nemours and Co.	29,397	944,820
Goldcorp, Inc.	22,816	921,082
Praxair, Inc.	10,785	881,027
Potash Corporation of Saskatchewan	9,359	845,492
Newmont Mining Corp.	17,551	772,595
The Mosaic Co.	15,658	752,680
Syngenta AG — SP ADR	16,330	750,363
Air Products & Chemicals, Inc.	9,101	706,056
Kinross Gold Corp.	30,305	657,618
Alcoa, Inc.	49,899	654,675
Nucor Corp.	13,783	647,939
Cemex SA de CV — SP ADR*	49,910	644,837
AngloGold Ashanti Ltd. — SP ADR	15,597	635,734
Cia de Minas Buenaventura SA — SP ADR	17,260	607,725
Ecolab, Inc.	12,923	597,430
International Paper Co.	26,644	592,296
Agnico-Eagle Mines Ltd.	8,553	580,321
Gold Fields Ltd. — SP ADR	40,006	551,283
PPG Industries, Inc.	9,396	546,941
Agrium, Inc.	10,181	506,912
Weyerhaeuser Co.	13,426	492,063
Yamana Gold, Inc.	44,958	481,500
Vulcan Materials Co.	8,746	472,896
Owens-Illinois, Inc.*	12,354	455,863
Sigma-Aldrich Corp.	8,153	440,099
United States Steel Corp.	9,913	439,840
IAMGOLD Corp.	30,429	430,266
Lubrizol Corp.	5,814	415,468
Randgold Resources Ltd. — SP ADR	5,585	390,280
Silver Wheaton Corp.*	30,464	383,542
Harmony Gold Mining Co. Ltd. — SP ADR	34,744	380,099
FMC Corp.	6,684	375,975
Cliffs Natural Resources, Inc	11,573	374,502

		Market
	Shares	Value

Sociedad Quimica y Minera de Chile SA — SP ADR	9,490	$371,344
Eldorado Gold Corp.*	32,501	370,511
Eastman Chemical Co.	6,883	368,516
CF Industries Holdings, Inc.	4,221	363,977
Ball Corp.	7,340	361,128
Airgas, Inc.	7,454	360,550
Ashland, Inc.	8,334	360,195
MeadWestvaco Corp.	16,075	358,633
Crown Holdings, Inc.*	13,180	358,496
Martin Marietta Materials, Inc.	3,893	358,428
Terra Industries, Inc.	9,973	345,764
Walter Industries, Inc.	5,710	342,943
Albemarle Corp.	9,688	335,205
Celanese Corp.	12,951	323,775
Pactiv Corp.*	12,359	321,952
Allegheny Technologies, Inc.	8,711	304,798
International Flavors & Fragrances, Inc.	7,961	301,961
Reliance Steel & Aluminum Co.	7,086	301,580
Nalco Holding Co.	14,661	300,404
Valspar Corp.	10,721	294,935
Scotts Miracle-Gro Co. — Class A	6,784	291,373
RPM International, Inc.	15,402	284,783
Steel Dynamics, Inc.	18,422	282,593
Sealed Air Corp.	14,358	281,848
Sonoco Products Co.	10,129	278,953
AptarGroup, Inc.	7,155	267,311
Bemis Co.	9,998	259,048
Compass Minerals International, Inc.	4,184	257,818
Packaging Corporation of America	12,396	252,878
Pan American Silver Corp.*	10,834	247,015
Silgan Holdings, Inc.	4,525	238,603
AK Steel Holding Corp.	12,074	238,220
Temple-Inland, Inc.	14,310	234,970
Royal Gold, Inc.	5,140	234,384
Commercial Metals Co.	13,091	234,329
Rock-Tenn Co. — Class A	4,930	232,252
Titanium Metals Corp.*	23,813	228,367
Intrepid Potash, Inc.*	9,043	213,324

Total Common Stocks
(Cost $27,475,387)		41,801,814

 1

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 0.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$204,324	$204,324

Total Repurchase Agreement
(Cost $204,324)		204,324

Total Investments (a) 100.0%
(Cost $27,679,711)		$42,006,138

Other Assets in Excess of Liabilities – .00%		$11,484

Net Assets – 100.0%		$42,017,622

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR	American Depository Receipt

 2

VARIABLE ANNUITY BEROLINA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 2.0%

FINANCIALS 2.0%
Berkshire Hathaway, Inc. — Class B*	139	$461,897
Berkshire Hathaway, Inc. — Class A*	4	404,000

Total Financials		865,897

Total Common Stocks
(Cost $960,700)		865,897

EXCHANGE TRADED FUNDS 89.4%
UNITED STATES OF AMERICA 54.2%
iShares iBoxx $High Yield Corporate Bond Fund	22,200	1,916,970
SPDR Barclays Capital High Yield Bond ETF	48,600	1,870,614
iShares iBoxx $ Investment Grade Corporate Bond Fund	15,300	1,632,204
iShares S&P 500 Index Fund	14,500	1,536,130
SPDR Trust, Series 1	14,200	1,498,952
iShares Barclays Credit Bond Fund	14,300	1,467,037
Vanguard Large-Cap ETF	23,700	1,139,259
SPDR S&P Biotech ETF	20,200	1,083,932
Vanguard Mid-Cap ETF	18,400	1,047,144
iShares Russell 1000 Growth Index Fund	20,200	935,462
PowerShares DB Gold Fund*	24,000	869,520
PowerShares QQQ	20,200	853,450
PowerShares DB Precious Metals Fund*	24,000	846,720
Vanguard Growth ETF	14,800	729,344
iShares Russell 2000 Index Fund	8,900	536,047
Vanguard Small-Cap ETF	8,900	494,395
Materials Select Sector SPDR Fund	15,800	488,220
Diamonds Trust, Series I	4,700	456,323
Market Vectors-Coal ETF	14,300	435,864
PowerShares DB Base Metals Fund*	23,800	435,064
Vanguard Extended Market ETF	10,400	431,184
Technology Select Sector SPDR Fund	20,200	421,574
Consumer Staples Select Sector SPDR Fund	16,400	417,544

		Market
	Shares	Value

Vanguard Value ETF	8,900	$410,112
iShares S&P GSCI Commodity Indexed Trust*	8,900	264,152
KBW Capital Markets ETF	6,000	232,740
PowerShares DB Agriculture Fund*	8,900	226,594
PowerShares DB Commodity Index Tracking Fund Co., Inc.*	8,900	196,334
Industrial Select Sector SPDR Fund	6,000	158,040
PowerShares DB Silver Fund*	3,000	89,250
iShares Dow Jones US Broker Dealers Index Fund	3,000	88,380
Vanguard Total Bond Market ETF	500	39,750

Total United States of America		23,248,305

INTERNATIONAL 10.2%
iShares MSCI Emerging Markets Index Fund	65,700	2,556,387
Vanguard Emerging Markets ETF	30,500	1,176,080
SPDR S&P BRIC 40 ETF	27,500	638,000

Total International		4,370,467

LATIN AMERICA REGION 6.7%
iShares S&P Latin America 40 Index Fund	67,000	2,874,970

Total Latin America Region		2,874,970

GLOBAL 4.9%
iShares S&P Global Materials Sector Index Fund	11,800	658,440
iShares S&P Global Industrials Sector Index Fund	10,300	444,857
Market Vectors — Gold Miners ETF*	8,900	403,081
iShares S&P Global Energy Sector Index Fund	10,000	341,000
Vanguard Short-Term Bond ETF	3,000	240,150

Total Global		2,087,528

CHINA 4.7%
SPDR S&P China ETF	14,900	994,724
iShares FTSE/Xinhua China 25 Index Fund	14,900	610,006

See Notes to Financial Statements.
 1

VARIABLE ANNUITY BEROLINA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

iShares S&P Asia 50 Index Fund	10,300	$397,477

Total China		2,002,207

ASIAN PACIFIC REGION EX JAPAN 2.7%
iShares MSCI Pacific ex-Japan Index Fund	29,000	1,175,370

Total Asian Pacific Region ex Japan		1,175,370

ASIAN PACIFIC REGION 2.0%
SPDR S&P Emerging Asia Pacific ETF	10,300	716,571
Vanguard Pacific ETF	3,100	162,378

Total Asian Pacific Region		878,949

CANADA 1.7%
iShares MSCI Canada Index Fund	29,000	738,920

Total Canada		738,920

BRAZIL 1.6%
iShares MSCI Brazil Index Fund	10,300	697,001

Total Brazil		697,001

HONG KONG 0.5%
iShares MSCI Hong Kong Index Fund	13,400	207,968

Total Hong Kong		207,968

GERMANY 0.2%
iShares MSCI Germany Index Fund	3,000	66,570

Total Germany		66,570

Total Exchange Traded Funds
(Cost $38,958,197)		38,348,255

MUTUAL FUND 0.7%
First American Treasury Obligations Fund	297,265	297,265

Total Mutual Fund
(Cost $297,265)		297,265

	Face
	Amount

CORPORATE BONDS 8.5%
Alcoa, Inc.
6.00% due 01/15/12	$616,000	$644,725
Nordstrom, Inc.
7.00% due 01/15/38	593,000	629,461
Alcoa, Inc.
5.87% due 02/23/22	626,000	542,736

	Face	Market
	Amount	Value

Chevron Phillips Chemical Company, LLC
8.25% due 06/15/19	$352,000	$425,115
Agilent Technologies, Inc.
6.50% due 11/01/17	368,000	382,955
Corning, Inc.
7.25% due 08/15/36	270,000	284,870
Bunge Limited Finance Corp.
8.50% due 06/15/19	235,000	270,915
Alcoa, Inc.
6.75% due 07/15/18	257,000	257,638
Sunoco, Inc.
4.88% due 10/15/14	216,000	219,496

Total Corporate Bonds
(Cost $3,041,773)		3,657,911

Total Investments 100.6%(a)
(Cost $43,257,935)		$43,169,328

Liabilities in Excess of Other Assets – (0.6)%		$(260,298)

Net Assets – 100.0%		$42,909,030

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

See Notes to Financial Statements.
 2

VARIABLE ANNUITY BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

Amgen, Inc.*	45,935	$2,766,665
Gilead Sciences, Inc.*	47,897	2,231,042
Celgene Corp.*	34,447	1,925,587
Genzyme Corp.*	24,667	1,399,359
Biogen Idec, Inc.*	27,343	1,381,368
Vertex Pharmaceuticals, Inc.*	25,062	949,850
Cephalon, Inc.*	12,911	751,937
Alexion Pharmaceuticals, Inc.*	16,068	715,669
Human Genome Sciences, Inc.*	36,300	683,166
Dendreon Corp.*	24,395	682,816
United Therapeutics Corp.*	12,292	602,185
Myriad Genetics, Inc.*	21,143	579,318
OSI Pharmaceuticals, Inc.*	15,226	537,478
BioMarin Pharmaceuticals, Inc.*	29,342	530,503
Amylin Pharmaceuticals, Inc.*	36,340	497,495
Seattle Genetics, Inc.*	33,825	474,565
Onyx Pharmaceuticals, Inc.*	15,651	469,060
Regeneron Pharmaceuticals, Inc.*	23,125	446,312
MannKind Corp.*	41,661	410,361
Cubist Pharmaceuticals, Inc.*	19,664	397,213
Isis Pharmaceuticals, Inc.*	26,958	392,778
Incyte Corp.*	54,432	367,416
Medivation, Inc.*	13,268	360,094
Alnylam Pharmaceuticals, Inc.*	15,808	358,525
Cepheid, Inc.*	26,797	354,256
Savient Pharmaceuticals, Inc.*	22,375	340,100
PDL BioPharma, Inc.	42,937	338,344
Pharmasset, Inc.*	15,673	331,327
Acorda Therapeutics, Inc.*	14,088	327,969
Genomic Health, Inc.*	14,705	321,451
Theravance, Inc.*	21,848	319,855
InterMune, Inc.*	19,318	307,736
Martek Biosciences Corp.*	13,484	304,604
Alkermes, Inc.*	32,675	300,283
Halozyme Therapeutics, Inc.*	41,013	291,602
GTx, Inc.*	22,508	288,102
Emergent Biosolutions, Inc.*	16,229	286,604
Allos Therapeutics, Inc.*	37,560	272,310
Geron Corp.*	37,453	245,692
Orexigen Therapeutics, Inc.*	24,192	238,291

		Market
	Shares	Value

Arena Pharmaceuticals, Inc.*	51,441	$229,941
BioCryst Pharmaceuticals, Inc.*	27,382	225,628
ImmunoGen, Inc.*	27,738	224,955
Celera Corp.*	35,242	219,558
Momenta Pharmaceuticals, Inc.*	20,641	219,001
Enzon Pharmaceuticals, Inc.*	25,576	211,002
OncoGenex Pharmaceutical, Inc.*	5,721	205,956
Spectrum Pharmaceuticals, Inc.*	29,354	197,552
Vanda Pharmaceuticals, Inc.*	15,956	185,728
SIGA Technologies, Inc.*	23,451	185,028
Poniard Pharmaceuticals, Inc.*	24,397	182,490
Maxygen, Inc.*	26,343	176,235
Rigel Pharmaceuticals, Inc.*	17,570	144,074
Osiris Therapeutics, Inc.*	18,177	121,059

Total Common Stocks (Cost $21,291,737)		27,507,495

	Face
	Amount
REPURCHASE AGREEMENT† 0.3%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$88,985	88,985

Total Repurchase Agreement (Cost $88,985)		88,985

Total Investments 99.7%(a) (Cost $21,380,722)		$27,596,480

Other Assets in Excess of Liabilities – 0.3%		$80,653

Net Assets – 100.0%		$27,677,133

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 1

VARIABLE ANNUITY CLERMONT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 1.5%

FINANCIALS 1.5%
Berkshire Hathaway, Inc. — Class A*	8	$808,000
Berkshire Hathaway, Inc. — Class B*	56	186,088

Total Financials		994,088

Total Common Stocks (Cost $1,025,742)		994,088

EXCHANGE TRADED FUNDS 90.6%
UNITED STATES OF AMERICA 79.1%
iShares Barclays Credit Bond Fund	60,800	6,237,472
iShares iBoxx $ Investment Grade Corporate Bond Fund	55,600	5,931,408
Vanguard Total Bond Market ETF	64,200	5,103,900
SPDR Trust, Series 1	46,000	4,855,760
iShares iBoxx $ High Yield Corporate Bond Fund	49,700	4,291,595
iShares S&P 500 Index Fund	30,600	3,241,764
SPDR Barclays Capital High Yield Bond ETF	64,200	2,471,058
Vanguard Short-Term Bond ETF	30,600	2,449,530
iShares Barclays Aggregate Bond Fund	21,000	2,203,320
iShares Russell 1000 Growth Index Fund	43,800	2,028,378
PowerShares QQQ	43,800	1,850,550
Vanguard Large-Cap ETF	26,400	1,269,048
Vanguard Mid-Cap ETF	20,500	1,166,655
Diamonds Trust, Series I	10,300	1,000,027
Vanguard Extended Market ETF	20,500	849,930
iShares Russell 2000 Index Fund	13,400	807,082
Vanguard Small-Cap ETF	13,400	744,370
iShares Russell Midcap Index Fund	8,200	641,486
Technology Select Sector SPDR Fund	29,200	609,404
Vanguard Value ETF	12,300	566,784
SPDR S&P Biotech ETF	8,200	440,012
PowerShares DB Precious Metals Fund*	11,400	402,192
Rydex Russell Top 50 ETF†	3,700	293,262

		Market
	Shares	Value

Vanguard Mega Cap 300 Growth ETF	6,100	$237,595
Vanguard Mega Cap 300 ETF	6,100	223,443
Vanguard Mega Cap 300 Value ETF	6,100	207,461
PowerShares DB Gold Fund*	5,700	206,511
SPDR KBW Bank ETF	8,200	191,306
Market Vectors — Gold Miners ETF*	3,800	172,102
Vanguard Intermediate-
Term Bond ETF	2,000	161,120
iShares Barclays 3-7 Year Treasury Bond Fund	800	89,976
PowerShares DB Silver Fund*	2,700	80,325
iShares Barclays 7-10 Year Treasury Bond Fund	800	73,896
iShares S&P GSCI Commodity Indexed Trust*	1,900	56,392
PowerShares DB Agriculture Fund*	1,900	48,374
PowerShares DB Commodity Index Tracking Fund Co., Inc.*	1,900	41,914
PowerShares DB Base Metals Fund*	1,900	34,732
iShares S&P 500 Growth Index Fund	100	5,398
iShares S&P 500 Value Index Fund	100	5,119

Total United States of America		51,290,651

INTERNATIONAL 7.0%
Vanguard Emerging
Markets ETF	51,600	1,989,696
iShares MSCI Emerging
Markets Index Fund	38,200	1,486,362
Vanguard FTSE All-World
ex-US ETF	24,900	1,075,680

Total International		4,551,738

LATIN AMERICA REGION 2.5%
iShares S&P Latin America
40 Index Fund	38,200	1,639,162

Total Latin America Region		1,639,162

ASIAN PACIFIC REGION 1.0%
SPDR S&P Emerging Asia
Pacific ETF	5,000	347,850
Vanguard Pacific ETF	6,000	314,280

Total Asian Pacific Region		662,130

 1

VARIABLE ANNUITY CLERMONT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

CANADA 0.4%
iShares MSCI Canada Index
Fund	9,500	$242,060

Total Canada		242,060

CHINA 0.3%
iShares S&P Asia 50 Index
Fund	5,000	192,950

Total China		192,950

HONG KONG 0.3%
iShares MSCI Hong Kong
Index Fund	11,400	176,928

Total Hong Kong		176,928

Total Exchange Traded Funds (Cost $57,333,421)		58,755,619

MUTUAL FUND 0.5%
First American Treasury Obligations Fund	340,123	340,123

Total Mutual Fund (Cost $340,123)		340,123

	Face
	Amount

CORPORATE BONDS 7.2%
Nordstrom, Inc.
7.00% due 01/15/38	$705,000	748,347
Alcoa, Inc.
6.00% due 01/15/12	690,000	722,175
Alcoa, Inc.
5.87% due 02/23/22	793,000	687,523
Agilent Technologies, Inc.
6.50% due 11/01/17	577,000	600,449
Westar Energy, Inc.
6.00% due 07/01/14	468,000	505,493
Chevron Phillips Chemical
Company, LLC
8.25% due 06/15/19	416,000	502,409
Bunge Limited Finance Corp.
8.50% due 06/15/19	274,000	315,875
Timken Co.
6.00% due 09/15/14	300,000	311,657
Sunoco, Inc.
4.88% due 10/15/14	237,000	240,836

Total Corporate Bonds (Cost $4,024,022)		4,634,764

Total Investments 99.8%(a)
(Cost $62,723,308)		$64,724,594

Other Assets in Excess of
Liabilities – 0.2%		$131,670

Net Assets – 100.0%		$64,856,264

*	Non-Income Producing Security.

†	Affiliated Funds

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 2

VARIABLE ANNUITY COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 5.2%
iShares S&P GSCI Commodity Indexed Trust*	33,171	$984,515

Total Exchange Traded Funds (Cost $937,474)		984,515

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES 10.6%(b)
Farmer Mac Discount Notes 0.06% due 10/15/09**	$1,000,000	999,977
Federal Home Loan Bank Discount Notes 0.06% due 10/02/09**	1,000,000	999,999

Total Federal Agency Discount Notes (Cost $1,999,975)		1,999,976

STRUCTURED NOTES†† (b) 38.3%
Commonwealth Bank of Australia, S&P GSCI Total Return Linked Notes at 0.31% due 07/23/10	3,000,000	3,796,500
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 0.12% due 03/11/10	875,000	1,744,610
Goldman Sachs Group, S&P GSCI Total Return Linked Notes at 0.00% due 05/27/10	1,500,000	1,718,025

Total Structured Notes (Cost $5,375,000)		7,259,135

REPURCHASE AGREEMENTS† 45.9%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$2,262,299	2,262,299
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,608,004	1,608,004

	Face	Market
	Amount	Value

Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	$1,608,004	$1,608,004
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,608,004	1,608,004
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	1,608,004	1,608,004

Total Repurchase Agreements (Cost $8,694,315)		8,694,315

Total Investments 100.0%(a) (Cost $17,006,764)		$18,937,941

Liabilities in Excess of Other Assets – (0.0)%		$(223)

Net Assets – 100.0%		$18,937,718

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased(b)
October 2009 Goldman Sachs IDX Futures Contracts (Aggregate Market Value of Contracts $578,750)	5	$8,484

Commodity Futures Contracts Sold Short(b)
November 2009 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $492,380)	7	$(4,188)

*	Non-Income Producing Security.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the S&P GSCI was $18,009,135 as of September 30, 2009

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

Procter & Gamble Co.	18,121	$1,049,568
Coca-Cola Co.	16,852	904,952
Philip Morris International, Inc.	16,715	814,689
PepsiCo, Inc.	13,177	772,963
Unilever NV	20,317	586,349
Diageo PLC — SP ADR	8,157	501,574
Colgate-Palmolive Co.	6,521	497,422
Altria Group, Inc.	27,368	487,424
Kraft Foods, Inc.	18,268	479,900
Kimberly-Clark Corp.	6,879	405,723
General Mills, Inc.	5,883	378,748
Kellogg Co.	7,093	349,188
Archer-Daniels-Midland Co.	11,768	343,861
Avon Products, Inc.	9,698	329,344
Sysco Corp.	12,661	314,626
Reynolds American, Inc.	6,691	297,883
Lorillard, Inc.	3,902	289,919
H.J. Heinz Co.	7,264	288,744
Kroger Co.	13,766	284,130
Coca-Cola Enterprises, Inc.	13,249	283,661
Campbell Soup Co.	8,562	279,292
ConAgra Foods, Inc.	12,123	262,827
Dr Pepper Snapple Group, Inc.*	8,225	236,469
Pepsi Bottling Group, Inc.	6,349	231,358
Molson Coors Brewing Co. — Class B	4,748	231,133
Safeway, Inc.	11,605	228,851
Sara Lee Corp.	20,350	226,699
Clorox Co.	3,853	226,633
Bunge Ltd.	3,410	213,500
J.M. Smucker Co.	3,874	205,361
Hershey Co.	5,210	202,461
Whole Foods Market, Inc.*	6,250	190,562
Energizer Holdings, Inc.*	2,707	179,582
Brown-Forman Corp. — Class B	3,711	178,944
Hormel Foods Corp.	4,887	173,586
Estee Lauder Companies, Inc. — Class A	4,674	173,312
Mead Johnson Nutrition Co. – Class A	3,760	169,614
Tyson Foods, Inc. — Class A	12,957	163,647
McCormick & Company, Inc.	4,758	161,487
Hansen Natural Corp.*	4,380	160,921
Church & Dwight Company, Inc.	2,792	158,418
PepsiAmericas, Inc.	5,420	154,795
SUPERVALU, Inc.	10,254	154,425

		Market
	Shares	Value

Constellation Brands, Inc. — Class A*	9,800	$148,470
Ralcorp Holdings, Inc.*	2,404	140,562
Green Mountain Coffee Roasters, Inc.*	1,870	138,081
Dean Foods Co.*	7,392	131,504

Total Common Stocks (Cost $10,887,443)		14,783,162

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	17	1

Total Warrants (Cost $—)		1

	Face
	Amount
REPURCHASE AGREEMENT† 0.0%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$4,993	4,993

Total Repurchase Agreement (Cost $4,993)		4,993

Total Investments 99.4%(a) (Cost $10,892,436)		$14,788,156

Other Assets in Excess of Liabilities – 0.6%		$90,241

Net Assets – 100.0%		$14,878,397

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt.

See Notes to Financial Statements.
 1

VARIABLE ANNUITY DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 68.1%

INDUSTRIALS 13.6%
3M Co.	6,190	$456,822
United Technologies Corp.	6,192	377,279
Boeing Co.	6,190	335,188
Caterpillar, Inc.	6,190	317,733
General Electric Co.	6,190	101,640

Total Industrials		1,588,662

INFORMATION TECHNOLOGY 12.5%
International Business Machines Corp.	6,190	740,386
Hewlett-Packard Co.	6,190	292,230
Microsoft Corp.	6,190	160,259
Cisco Systems, Inc.*	6,190	145,713
Intel Corp.	6,190	121,138

Total Information Technology		1,459,726

CONSUMER STAPLES 9.9%
Procter & Gamble Co.	6,188	358,409
Coca-Cola Co.	6,190	332,403
Wal-Mart Stores, Inc.	6,190	303,867
Kraft Foods, Inc.	6,190	162,611

Total Consumer Staples		1,157,290

FINANCIALS 7.6%
The Travelers Companies, Inc.	6,190	304,733
JPMorgan Chase & Co.	6,189	271,202
American Express Co.	6,180	209,502
Bank of America Corp.	6,190	104,735

Total Financials		890,172

ENERGY 7.4%
Chevron Corp.	6,190	435,962
Exxon Mobil Corp.	6,190	424,696

Total Energy		860,658

CONSUMER DISCRETIONARY 5.9%
McDonald’s Corp.	6,190	353,263
Walt Disney Co.	6,180	169,703

		Market
	Shares	Value

Home Depot, Inc.	6,190	$164,902

Total Consumer Discretionary		687,868

HEALTH CARE 5.8%
Johnson & Johnson	6,190	376,909
Merck & Company, Inc.	6,190	195,790
Pfizer, Inc.	6,190	102,444

Total Health Care		675,143

TELECOMMUNICATION SERVICES 3.0%
Verizon Communications, Inc.	6,186	187,250
AT&T, Inc.	6,190	167,192

Total Telecommunication Services		354,442

MATERIALS 2.4%
E.I. du Pont de Nemours and Co.	6,190	198,946
Alcoa, Inc.	6,190	81,213

Total Materials		280,160

Total Common Stocks (Cost $6,431,927)		7,954,121

	Face
	Amount
REPURCHASE AGREEMENTS† 19.8%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$1,987,759	1,987,759
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	82,536	82,536
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	82,536	82,536
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	82,536	82,536

 1

VARIABLE ANNUITY DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	$82,536	$82,536

Total Repurchase Agreements (Cost $2,317,903)		2,317,903

Total Investments 87.9%(a) (Cost $8,749,830)		$10,272,024

Other Assets in Excess of Liabilities – 12.1%		$1,410,171

Net Assets – 100.0%		$11,682,195

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 Dow Jones Industrial Average Index
Mini Futures Contracts (Aggregate Market Value of Contracts $337,645)	7	$5,940

	Units
Equity Index Swap Agreements (b)
Goldman Sachs International
September 2009 Dow Jones
Industrial Average
Swap, Terminating 09/30/09††† (Notional Market Value $4,742,079)	488	$77,976
Credit Suisse Capital, LLC
October 2009 Dow Jones
Industrial Average I
Swap, Terminating 10/30/09††† (Notional Market Value $10,267,456)	1,057	32,196

(Total Notional Market Value of Contracts $15,009,535)		$110,172

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 2

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Intel Corp.	141,726	$2,773,578
Taiwan Semiconductor
Manufacturing Company Ltd. — SP ADR	186,555	2,044,643
Texas Instruments, Inc.	60,545	1,434,311
Applied Materials, Inc.	84,164	1,127,798
ASML Holding NV	34,925	1,032,732
Broadcom Corp. — Class A*	32,285	990,827
Marvell Technology Group Ltd.*	55,955	905,911
NVIDIA Corp.*	55,118	828,424
Micron Technology, Inc.*	98,857	810,627
Analog Devices, Inc.	27,699	763,938
Xilinx, Inc.	30,627	717,284
KLA-Tencor Corp.	19,617	703,466
Altera Corp.	34,029	697,935
Linear Technology Corp.	24,553	678,399
Maxim Integrated Products, Inc.	34,150	619,481
Advanced Micro Devices, Inc.*	104,291	590,287
Microchip Technology, Inc.	21,843	578,839
Lam Research Corp.*	16,772	572,931
Cree, Inc.*	14,433	530,413
ON Semiconductor Corp.*	61,194	504,850
LSI Logic Corp.*	90,122	494,770
National Semiconductor Corp.	33,226	474,135
MEMC Electronic Materials, Inc.*	28,021	465,989
Varian Semiconductor
Equipment Associates, Inc.*	13,058	428,825
Skyworks Solutions, Inc.*	31,422	416,027
Silicon Laboratories, Inc.*	8,806	408,246
PMC — Sierra, Inc.*	42,451	405,832
Novellus Systems, Inc.*	18,499	388,109
Intersil Corp. — Class A	24,254	371,329
RF Micro Devices, Inc.*	67,000	363,810
Atmel Corp.*	86,770	363,566
Teradyne, Inc.*	38,963	360,408
Atheros Communications, Inc.*	13,581	360,304
Rambus, Inc.*	20,533	357,274
International Rectifier Corp.*	17,343	338,015
Amkor Technology, Inc.*	46,760	321,709
Cymer, Inc.*	8,138	316,243
Fairchild Semiconductor International, Inc.*	30,861	315,708
Cypress Semiconductor Corp.*	30,527	315,344
Triquint Semiconductor, Inc.*	40,390	311,811
Tessera Technologies, Inc.*	10,910	304,280
Microsemi Corp.*	19,048	300,768
Formfactor, Inc.*	12,402	296,656

		Market
	Shares	Value

Integrated Device Technology, Inc.*	41,838	$282,825
Hittite Microwave Corp.*	7,349	270,296
Semtech Corp.*	15,379	261,597
FEI Co.*	10,320	254,388

Total Common Stocks (Cost $19,996,974)		28,454,938

	Face
	Amount
REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$143,580	143,580

Total Repurchase Agreement (Cost $143,580)		143,580

Total Investments 100.4%(a) (Cost $20,140,554)		$28,598,518

Liabilities in Excess of Other Assets – (0.4)%		$(122,549)

Net Assets – 100.0%		$28,475,969

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%
Schlumberger Ltd.	68,224	$4,066,150
Transocean Ltd.*	30,665	2,622,777
Halliburton Co.	94,283	2,556,955
Tenaris SA — SP ADR	67,920	2,419,310
National-Oilwell Varco, Inc.*	51,128	2,205,151
Weatherford International Ltd.*	90,308	1,872,085
Diamond Offshore Drilling, Inc.	18,788	1,794,630
Baker Hughes, Inc.	41,687	1,778,367
Noble Corp.	42,558	1,615,502
Cameron International Corp.*	41,594	1,573,085
FMC Technologies, Inc.*	26,005	1,358,501
BJ Services Co.	67,154	1,304,802
Smith International, Inc.	43,835	1,258,065
Nabors Industries Ltd.*	60,185	1,257,867
ENSCO International, Inc.	28,354	1,206,179
Pride International, Inc.*	38,686	1,177,602
Helmerich & Payne, Inc.	26,773	1,058,337
Oceaneering International, Inc.*	15,980	906,865
Rowan Companies, Inc.	35,614	821,615
Atwood Oceanics, Inc.*	22,792	803,874
Dresser-Rand Group, Inc.*	25,749	800,021
Unit Corp.*	18,322	755,783
Tidewater, Inc.	15,638	736,393
Patterson-UTI Energy, Inc.	48,414	731,051
Dril-Quip, Inc.*	14,525	721,021
Oil States International, Inc.*	20,345	714,720
Superior Energy Services*	31,003	698,188
Exterran Holdings, Inc.*	28,666	680,531
SEACOR Holdings, Inc.*	7,403	604,307
Bristow Group, Inc.*	14,345	425,903

Total Common Stocks (Cost $22,291,400)		40,525,637

	Face
	Amount
REPURCHASE AGREEMENT 0.7%†
Credit Suisse Group issued 9/30/09 at 0.03% due 10/01/09	$267,297	267,297

Total Repurchase Agreement (Cost $267,297)		267,297

Total Investments 100.1%(a) (Cost $22,558,697)		$40,792,934

Liabilities in Excess of Other Assets – (0.1)%		$(56,187)

Net Assets – 100.0%		$40,736,747

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR American Depository Receipt

 1

3

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

Exxon Mobil Corp.	35,004	$2,401,624
BP PLC — SP ADR	32,936	1,753,183
Chevron Corp.	22,996	1,619,608
Total SA — SP ADR	27,100	1,605,946
Petroleo Brasileiro SA	32,524	1,492,852
Royal Dutch Shell PLC — SP ADR	24,439	1,397,666
Schlumberger Ltd.	19,079	1,137,108
Occidental Petroleum Corp.	14,205	1,113,672
ConocoPhillips	24,373	1,100,685
Canadian Natural Resources Ltd.	12,626	848,341
Anadarko Petroleum Corp.	13,514	847,733
Apache Corp.	8,655	794,789
Devon Energy Corp.	11,687	786,886
Transocean Ltd.*	8,581	733,933
Halliburton Co.	26,373	715,236
Tenaris SA — SP ADR	19,000	676,780
Chesapeake Energy Corp.	23,071	655,216
XTO Energy, Inc.	15,827	653,972
EOG Resources, Inc.	7,745	646,785
Marathon Oil Corp.	19,942	636,150
National-Oilwell Varco, Inc.*	14,305	616,975
Talisman Energy, Inc.	33,851	586,976
Hess Corp.	10,441	558,176
Weatherford International Ltd.*	25,264	523,723
Southwestern Energy Co.*	12,040	513,867
Diamond Offshore Drilling, Inc.	5,255	501,958
Baker Hughes, Inc.	11,659	497,373
Spectra Energy Corp.	25,293	479,049
Nexen, Inc.	21,105	476,340
Noble Energy, Inc.	7,095	467,986
Noble Corp.	11,899	451,686
Williams Companies, Inc.	24,989	446,553
Cameco Corp.	15,931	442,882
Cameron International Corp.*	11,638	440,149
Murphy Oil Corp.	7,619	438,626
Valero Energy Corp.	22,400	434,336
Peabody Energy Corp.	11,525	428,960
Consol Energy, Inc.	9,434	425,568
Continental Resources, Inc.*	10,112	396,087
Range Resources Corp.	7,810	385,502
Ultra Petroleum Corp.*	7,836	383,651
FMC Technologies, Inc.*	7,275	380,046
BJ Services Co.	18,783	364,954
El Paso Corp.	34,833	359,477
Smith International, Inc.	12,260	351,862
Nabors Industries Ltd.*	16,835	351,851
PetroHawk Energy Corp.*	14,287	345,888

		Market
	Shares	Value

Newfield Exploration Co.*	8,049	$342,565
ENSCO International, Inc.	7,925	337,129
Pride International, Inc.*	10,822	329,422
Pioneer Natural Resources Co.	8,650	313,909
EXCO Resources, Inc.	16,763	313,300
Helmerich & Payne, Inc.	7,491	296,119
CNX Gas Corp.*	9,555	293,339
Cimarex Energy Co.	6,638	287,558
Arch Coal, Inc.	12,102	267,817
Sunoco, Inc.	9,267	263,646
Cabot Oil & Gas Corp.	7,180	256,685
Oceaneering International, Inc.*	4,470	253,673
Concho Resources, Inc.*	6,955	252,606
Denbury Resources, Inc.*	16,640	251,763
Plains Exploration &
Production Co.*	8,690	240,365
Southern Union Co.	10,630	220,998
Tidewater, Inc.	4,371	205,830

Total Common Stocks (Cost $22,709,014)		38,395,390

	Face
	Amount
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group Issued 09/30/09 at 0.03% due 10/01/09	$208,727	208,727

Total Repurchase Agreement (Cost $208,727)		208,727

Total Investments 100.0%(a) (Cost $22,917,741)		$38,604,117

Other Assets in Excess of Liabilities – 0.0%		$7,294

Net Assets – 100.0%		$38,611,411

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt

 1

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 73.3%

FINANCIALS 20.9%
HSBC Holdings PLC — SP ADR	17,118	$981,717
Banco Santander Central Hispano SA — SP ADR	34,846	562,763
Banco Bilbao Vizcaya Argentaria SA — SP ADR	25,907	462,181
Credit Suisse Group AG — SP ADR	7,879	438,466
Deutsche Bank AG— SP ADR	4,560	350,071
UBS AG — SP ADR*	18,538	339,431
AXA — SP ADR	12,309	332,959
Allianz SE — SP ADR	25,957	323,943
Barclays PLC — SP ADR*	13,479	318,644
ING Groep NV — SP ADR*	11,839	211,089
Lloyds TSB Group PLC — SP ADR*	14,158	94,434
Willis Group Holdings Ltd.	2,970	83,814
Allied Irish Banks PLC — SP ADR*	6,379	60,090

Total Financials		4,559,602

HEALTH CARE 13.7%
Novartis AG — SP ADR	16,668	839,734
GlaxoSmithKline PLC — SP ADR	18,688	738,363
Sanofi-Aventis — SP ADR	16,718	617,730
AstraZeneca PLC — SP ADR	9,079	408,101
Novo Nordisk A/S — SP ADR	3,000	188,850
Teva Pharmaceutical Industries Ltd. — SP ADR	2,210	111,738
Alcon, Inc. — SP ADR	620	85,975

Total Health Care		2,990,491

TELECOMMUNICATION SERVICES 11.4%
Telefonica SA — SP ADR	9,489	786,733
Vodafone Group PLC — SP ADR	28,207	634,657
France Telecom SA — SP ADR	19,278	518,964
Deutsche Telekom AG — SP ADR	22,168	302,815

		Market
	Shares	Value

BT Group PLC — SP ADR	11,149	$232,011

Total Telecommunication Services		2,475,180

ENERGY 10.9%
BP PLC — SP ADR	14,918	794,085
Total SA — SP ADR	11,259	667,208
Royal Dutch Shell PLC — SP ADR	9,089	519,800
Eni SpA — SP ADR	6,749	336,438
Compagnie Generale de Geophysique SA, Inc. — SP ADR*	2,100	49,140

Total Energy		2,366,671

CONSUMER STAPLES 4.3%
Unilever NV	14,508	418,701
Diageo PLC — SP ADR	5,669	348,587
British American Tobacco PLC — SP ADR	2,610	165,082

Total Consumer Staples		932,370

MATERIALS 4.1%
BHP Billiton Ltd. — SP ADR	4,570	301,666
Rio Tinto PLC — SP ADR*	1,160	197,536
Anglo American PLC — SP ADR*	11,690	185,637
ArcelorMittal	3,570	132,590
Syngenta AG — SP ADR	1,660	76,277

Total Materials		893,706

INFORMATION TECHNOLOGY 3.2%
SAP AG — SP ADR	5,669	277,044
Nokia Oyj — SP ADR	18,678	273,072
Telefonaktiebolaget LM Ericsson — SP ADR	13,898	139,258

Total Information Technology		689,374

INDUSTRIALS 2.8%
Siemens AG — SP ADR	4,140	384,854
Koninklijke Philips Electronics NV — SP ADR	5,379	131,033

 1

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Ryanair Holdings PLC — SP ADR*	3,300	$95,832

Total Industrials		611,719

CONSUMER DISCRETIONARY 1.7%
Daimler AG— SP ADR	5,389	271,121
Carnival PLC — SP ADR	2,900	100,021

Total Consumer Discretionary		371,142

UTILITIES 0.3%
Veolia Environnement — SP ADR	1,950	75,055

Total Utilities		75,055

Total Common Stocks (Cost $13,021,232)		15,965,310

	Face
	Amount
REPURCHASE AGREEMENTS† 15.7%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$889,053	889,053
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	631,925	631,925
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	631,925	631,925
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	631,925	631,925
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	631,925	631,925

Total Repurchase Agreements (Cost $3,416,753)		3,416,753

		Market
		Value
Total Investments 89.0%(a) (Cost $16,437,985)		$19,382,063

Other Assets in Excess of Liabilities – 11.0%		$2,395,189

Net Assets – 100.0%		$21,777,252

		Unrealized
	Contracts	Gain

Currency Futures Contracts Purchased(b)
December 2009 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $11,156,900)	61	$157,155

Futures Contracts Purchased(a)
December 2009 Dow Jones STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $10,100,783)	283	$95,467
December 2009 Dow Jones EURO STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $6,242,584)	149	64,253

(Total Aggregate Market Value of Contracts $16,343,367)		$159,719

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

ADR – American Depository Receipt.

 2

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

Bank of America Corp.	38,689	$654,618
JPMorgan Chase & Co.	14,784	647,835
HSBC Holdings PLC — SP ADR	10,269	588,927
Wells Fargo & Co.	19,485	549,087
Goldman Sachs Group, Inc.	2,541	468,433
Credit Suisse Group AG — SP ADR	7,109	395,616
Barclays PLC — SP ADR*	16,333	386,112
UBS AG — SP ADR*	21,009	384,675
U.S. Bancorp	14,622	319,637
American Express Co.	9,125	309,337
Morgan Stanley	9,917	306,237
MetLife, Inc.	7,376	280,804
Travelers Companies, Inc.	5,459	268,747
Bank of New York Mellon Corp.	9,136	264,853
Franklin Resources, Inc.	2,545	256,027
Prudential Financial, Inc.	4,866	242,862
PNC Financial Services Group, Inc.	4,905	238,334
State Street Corp.	4,528	238,173
Simon Property Group, Inc.	3,343	232,107
AFLAC, Inc.	5,423	231,779
Charles Schwab Corp.	11,794	225,855
BB&T Corp.	7,972	217,157
CME Group, Inc.	701	216,041
Chubb Corp.	4,227	213,083
ACE Ltd.*	3,970	212,236
Capital One Financial Corp.	5,906	211,021
Allstate Corp.	6,754	206,807
Hartford Financial Services Group, Inc.	7,479	198,193
Loews Corp.	5,674	194,335
Marsh & McLennan Companies, Inc.	7,496	185,376
Brookfield Asset Management, Inc. — Class A	8,022	182,180
Vornado Realty Trust	2,763	177,976
SunTrust Banks, Inc.	7,725	174,199
Public Storage	2,264	170,343
Ameriprise Financial, Inc.	4,659	169,261
Northern Trust Corp.	2,909	169,187
TD Ameritrade Holding Corp.*	8,237	161,610
Progressive Corp.*	9,677	160,445
Discover Financial Services	9,859	160,012
T. Rowe Price Group, Inc.	3,491	159,539
Equity Residential	5,194	159,456
Aon Corp.	3,910	159,098

		Market
	Shares	Value

Blackrock, Inc.	726	$157,411
Lincoln National Corp.	6,026	156,134
Boston Properties, Inc.	2,370	155,354
Invesco Ltd.	6,774	154,176
Principal Financial Group, Inc.	5,597	153,302
Annaly Capital Management, Inc.	8,299	150,544
CNA Financial Corp.*	6,066	146,433
HCP, Inc.	4,948	142,206
Genworth Financial, Inc. — Class A*	11,900	142,205
Host Hotels & Resorts, Inc.	12,035	141,652
Unum Group	6,314	135,372
Fifth Third Bancorp	12,890	130,576
XL Capital Ltd.	7,420	129,553
NYSE Euronext	4,467	129,052
ProLogis	10,726	127,854
M&T Bank Corp.	2,051	127,818
AvalonBay Communities, Inc.	1,710	124,368
IntercontinentalExchange, Inc.*	1,276	124,014
KIMCO Realty Corp.	9,466	123,437
Ventas, Inc.	3,181	122,469
Leucadia National Corp.*	4,862	120,189
Everest Re Group Ltd.	1,290	113,133
Hudson City Bancorp, Inc.	8,579	112,814
Jefferies Group, Inc.*	4,080	111,098
Odyssey Re Holdings Corp.	1,710	110,825
Brookfield Properties Corp.	9,816	110,528
Comerica, Inc.	3,690	109,482
People’s United Financial, Inc.	6,863	106,788
Legg Mason, Inc.	3,420	106,123
PartnerRe Ltd.	1,370	105,408
Health Care REIT, Inc.	2,476	103,051
Willis Group Holdings Ltd.	3,609	101,846
Lazard Ltd. — Class A	2,460	101,623
Plum Creek Timber Company, Inc. (REIT)	3,304	101,235
Assurant, Inc.	3,136	100,540
Cincinnati Financial Corp.	3,789	98,476
W.R. Berkley Corp.	3,849	97,303
Liberty Property Trust	2,974	96,744
Arch Capital Group Ltd.*	1,430	96,582
Axis Capital Holdings Ltd.	3,198	96,516
Nasdaq Stock Market, Inc.*	4,550	95,778
Federal Realty Investment Trust	1,525	93,589
AMB Property Corp.	4,069	93,384
Fidelity National Financial, Inc. — Class A	6,158	92,863
Digital Realty Trust, Inc.	2,030	92,791
KeyCorp	14,271	92,762
SEI Investments Co.	4,662	91,748

 1

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

New York Community Bancorp, Inc.	8,020	$91,588
Reinsurance Group of America, Inc.	2,030	90,538
BOK Financial Corp.	1,950	90,324
Torchmark Corp.	2,070	89,900
TFS Financial Corp.	7,504	89,298
First American Corp.	2,750	89,018
RenaissanceRe Holdings Ltd.	1,620	88,711
Transatlantic Holdings, Inc.	1,760	88,299
CB Richard Ellis Group, Inc. — Class A*	7,510	88,167
Regency Centers Corp.	2,364	87,586
Nationwide Health Properties, Inc.	2,787	86,369
Markel Corp.*	260	85,753
Raymond James Financial, Inc.	3,676	85,577
Eaton Vance Corp.	3,044	85,202
Rayonier, Inc.	2,077	84,970
Moody’s Corp.	4,118	84,254
HCC Insurance Holdings, Inc.	3,069	83,937
Cullen/Frost Bankers, Inc.	1,603	82,779
MSCI, Inc. — Class A*	2,770	82,047
American Financial Group, Inc.	3,200	81,600
First Horizon National Corp.*	6,093	80,607
Commerce Bancshares, Inc.	2,158	80,364
Realty Income Corp.	3,094	79,361
The St. Joe Co.*	2,677	77,954
Federated Investors, Inc. — Class B	2,911	76,763
Greenhill & Company, Inc.	850	76,143
Affiliated Managers Group, Inc.*	1,171	76,127
Brown & Brown, Inc.	3,883	74,398
Capitol Federal Financial	2,014	66,301

Total Common Stocks (Cost $13,104,981)		19,298,694

	Face
	Amount
REPURCHASE AGREEMENT† 0.3%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$59,291	59,291

Total Repurchase Agreement (Cost $59,291)		59,291

Total Investments 99.9%(a) (Cost $13,164,272)		$19,357,985

Other Assets in Excess of Liabilities – 0.1%		$22,655

Net Assets – 100.0%		$19,380,640

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt.

REIT – Real Estate Investment Trust.

 2

VARIABLE ANNUITY GOVERNMENT LONG BOND 1.2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 26.8%(b)
Fannie Mae* 0.03% due 10/01/09	$3,000,000	$3,000,000
Farmer Mac** 0.06% due 10/05/09	3,000,000	2,999,980
Federal Home Loan Bank** 0.03% due 10/15/09	4,000,000	3,999,953

Total Federal Agency Discount Notes
(Cost $9,999,933)		9,999,933

U.S. TREASURY OBLIGATIONS 40.4%
U. S. Treasury Bond 4.50% due 08/15/39	14,005,000	15,103,517

Total U.S. Treasury Obligations
(Cost $14,375,579)		15,103,517

REPURCHASE AGREEMENTS† 29.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	2,864,316	2,864,316
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	2,035,908	2,035,908
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	2,035,908	2,035,908
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	2,035,908	2,035,908
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	2,035,908	2,035,908

Total Repurchase Agreements
(Cost $11,007,948)		11,007,948
Total Investments 96.7%(a)
(Cost $35,383,460)		$36,111,398

Liabilities in Excess of Other Assets – 3.3%		$1,236,831

Net Assets – 100.0%		$37,348,229

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 U.S. Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $48,696,438)	401	$676,486

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.2%

Johnson & Johnson	12,536	$763,317
Novartis AG — SP ADR	14,310	720,938
Pfizer, Inc.	38,596	638,764
Sanofi-Aventis — SP ADR	16,691	616,732
GlaxoSmithKline PLC — SP ADR	15,203	600,671
Abbott Laboratories	10,757	532,149
Merck & Company, Inc.	15,946	504,372
Wyeth	9,829	477,493
AstraZeneca PLC — SP ADR	10,332	464,423
Amgen, Inc.*	7,652	460,880
Schering-Plough Corp.	14,671	414,456
Bristol-Myers Squibb Co.	18,322	412,611
Alcon, Inc. — SP ADR	2,883	399,786
Teva Pharmaceutical Industries Ltd. — SP ADR	7,792	393,964
Medtronic, Inc.	10,369	381,579
Gilead Sciences, Inc.*	7,978	371,615
Eli Lilly & Co.	10,712	353,817
Baxter International, Inc.	6,162	351,296
Medco Health Solutions, Inc.*	5,890	325,776
Celgene Corp.*	5,738	320,754
UnitedHealth Group, Inc.	12,699	317,983
Express Scripts, Inc.*	3,728	289,218
WellPoint, Inc.*	5,714	270,615
McKesson Corp.	4,455	265,295
Stryker Corp.	5,821	264,448
Allergan, Inc.	4,533	257,293
Thermo Fisher Scientific, Inc.*	5,819	254,116
Becton, Dickinson & Co.	3,402	237,289
Boston Scientific Corp.*	22,201	235,109
Genzyme Corp.*	4,110	233,160
Intuitive Surgical, Inc.*	883	231,567
Biogen Idec, Inc.*	4,551	229,917
Zimmer Holdings, Inc.*	4,167	222,726
Aetna, Inc.	7,696	214,180
St. Jude Medical, Inc.*	5,473	213,502
Shire PLC – SP ADR	3,901	203,983
Forest Laboratories, Inc.*	6,326	186,237
Life Technologies Corp.*	3,768	175,400
Quest Diagnostics, Inc.	3,343	174,471
Hospira, Inc.*	3,821	170,417
CIGNA Corp.	6,064	170,338
C.R. Bard, Inc.	2,133	167,675

		Market
	Shares	Value

Cardinal Health, Inc.	6,227	$166,884
Warner Chilcott PLC*	7,673	165,890
Humana, Inc.*	4,434	165,388
AmerisourceBergen Corp.	7,370	164,941
Vertex Pharmaceuticals, Inc.*	4,174	158,195
Cerner Corp.*	2,090	156,332
Laboratory Corporation of America Holdings*	2,340	153,738
Illumina, Inc.*	3,594	152,745
DaVita, Inc.*	2,694	152,588
Varian Medical Systems, Inc.*	3,572	150,488
Mylan Laboratories, Inc.*	8,931	142,985
DENTSPLY International, Inc.	4,136	142,857
Waters Corp.*	2,527	141,158
Henry Schein, Inc.*	2,520	138,373
Beckman Coulter, Inc.	2,004	138,156
Hologic, Inc.*	7,965	130,148
Cephalon, Inc.*	2,152	125,332
Watson Pharmaceuticals, Inc.*	3,280	120,179
Alexion Pharmaceuticals, Inc.*	2,680	119,367
Patterson Companies, Inc.*	4,280	116,630
Edwards Lifesciences Corp.*	1,664	116,330
Millipore Corp.*	1,644	115,623
ResMed, Inc.*	2,544	114,989
Dendreon Corp.*	4,060	113,639
Covance, Inc.*	2,090	113,174
Perrigo Co.	3,310	112,507
Inverness Medical Innovations, Inc.*	2,850	110,381
Mettler-Toledo International, Inc.*	1,160	105,084
Community Health Systems, Inc.*	3,270	104,411
IDEXX Laboratories, Inc.*	2,080	104,000
Coventry Health Care, Inc.*	5,120	102,195
Myriad Genetics, Inc.*	3,522	96,503
Pharmaceutical Product Development, Inc.	4,320	94,781
Omnicare, Inc.	3,994	89,945

Total Health Care		18,886,268

Total Common Stocks
(Cost $13,292,133)		18,886,268

 1

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$91,956	$91,956

Total Repurchase Agreement
(Cost $91,956)		91,956

Total Investments 99.7%(a)
(Cost $13,384,089)		$18,978,224

Other Assets in Excess of Liabilities – 0.3%		$59,566

Net Assets – 100.0%		$19,037,790

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt

 2

VARIABLE ANNUITY INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 18.2%(b)
iShares MSCI Austria Investable Market Index Fund	120,100	$2,634,994

Total Exchange Traded Funds
(Cost $2,143,194)		2,634,994

	Face
	Amount
REPURCHASE AGREEMENTS 71.3%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$2,692,982	2,692,982
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,914,126	1,914,126
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,914,126	1,914,126
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,914,126	1,914,126
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	1,914,126	1,914,126

Total Repurchase Agreements
(Cost $10,349,486)		10,349,486

Total Investments 89.5%(a)
(Cost $12,492,680)		$12,984,480

Other Assets in Excess of Liabilities – 10.5%		$1,520,242

Net Assets – 100.0%		$14,504,722

		Unrealized
	Contracts	Gain

Currency Futures Contracts Purchased(b)
December 2009 Japanese Yen
Futures Contracts (Aggregate Market Value of Contracts $3,203,900)	23	$90,903
December 2009 Swedish Krona
Futures Contracts (Aggregate Market Value of Contracts $965,500)	8	56,259

		Unrealized
	Contracts	Gain (Loss)

December 2009 Australian
Dollar Futures Contracts (Aggregate Market Value of Contracts $877,000)	10	$28,904
December 2009 EURO
Currency Futures Contracts (Aggregate Market Value of Contracts $1,829,000)	10	28,045
December 2009 Swiss Franc
Futures Contracts (Aggregate Market Value of Contracts $2,300,000)	8	15,642
December 2009 British Pound
Futures Contracts (Aggregate Market Value of Contracts $2,296,838)	23	(51,079)

(Total Aggregate Market Value of Contracts $11,472,238)		$168,674

Futures Contracts Purchased(a)
December 2009 FTSE/MIB
Index Futures Contracts (Aggregate Market Value of Contracts $3,438,487)	20	$101,515
October 2009 IBEX 35 Index
Futures Contracts (Aggregate Market Value of Contracts $3,435,788)	20	97,609
October 2009 SGX MSCI
Singapore Index Futures
Contracts
(Aggregate Market Value of Contracts $1,314,727)	29	12,400
October 2009 OMX Stockholm
30 Index Futures Contracts (Aggregate Market Value of Contracts $2,474,859)	192	(30,207)
October 2009 Hang Seng Index
Futures Contracts (Aggregate Market Value of Contracts $1,077,366)	8	(35,004)

(Total Aggregate Market Value of Contracts $11,741,228)		$146,313

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

Cisco Systems, Inc.*	94,439	$2,223,094
Google, Inc. — Class A*	4,288	2,126,205
Qualcomm, Inc.	33,922	1,525,812
Amazon.com, Inc.*	12,623	1,178,483
Time Warner, Inc.	37,753	1,086,531
Research In Motion Ltd.*	15,738	1,063,102
Yahoo!, Inc.*	51,798	922,522
eBay, Inc.*	37,821	892,954
Juniper Networks, Inc.*	25,793	696,927
Broadcom Corp. — Class A*	22,390	687,149
Symantec Corp.*	40,047	659,574
Baidu.com — SP ADR*	1,582	618,641
Priceline.com, Inc.*	3,383	560,969
Intuit, Inc.*	19,325	550,763
Expedia, Inc.*	22,311	534,348
BMC Software, Inc.*	13,415	503,465
McAfee, Inc.*	10,872	476,085
Check Point Software Technologies Ltd.*	16,705	473,587
Sun Microsystems, Inc.*	51,760	470,498
Red Hat, Inc.*	16,598	458,769
VeriSign, Inc.*	17,820	422,156
Equinix, Inc.*	4,027	370,484
F5 Networks, Inc.*	8,326	329,959
Akamai Technologies, Inc.*	16,637	327,416
IAC/InterActiveCorp*	16,174	326,553
Palm, Inc.*	17,350	302,411
Sohu.com, Inc.*	4,396	302,357
Netflix, Inc.*	6,484	299,366
VistaPrint NV*	5,790	293,843

Total Common Stocks
(Cost $14,199,675)		20,684,023

REPURCHASE AGREEMENT 0.2%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$30,857	30,857

Total Repurchase Agreement
(Cost $30,857)		30,857

Total Investments 99.7%(a)
(Cost $14,230,532)		$20,714,880

Other Assets in Excess of Liabilities – 0.3%		$67,551

Net Assets – 100.0%		$20,782,431

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR American Depository Receipt

 1

VARIABLE ANNUITY INVERSE DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 18.9%(b)
Fannie Mae** 0.03% due 10/01/09	$1,000,000	$1,000,000
Federal Home Loan Bank* 0.20% due 10/01/09	2,000,000	2,000,000
Freddie Mac** 0.18% due 10/01/09	1,000,000	1,000,000

Total Federal Agency Discount Notes
(Cost $4,000,000)		4,000,000

REPURCHASE AGREEMENTS† 82.1%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09†††	$8,425,199	8,425,199
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	2,246,149	2,246,149
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	2,246,149	2,246,149
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	2,246,149	2,246,149
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	2,246,149	2,246,149

Total Repurchase Agreements
(Cost $17,409,795)		17,409,795

Total Investments 101.0%(a)
(Cost $21,409,795)		$21,409,795

Liabilities in Excess of Other Assets – (1.0)%		$(206,949)

Net Assets – 100.0%		$21,202,846

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short(a)
December 2009 Dow Jones
Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $12,203,455)	253	$(54,584)

		Unrealized
	Units	Loss

Equity Index Swap Agreements Sold Short(b)
Goldman Sachs International September 2009 Dow Jones Industrial Average Index Swap, Terminating 09/30/09†† (Notional Market Value $8,161,055)	840	$(80,095)
Credit Suisse Capital, LLC October 2009 Dow Jones Industrial Average Index Swap, Terminating 10/30/09†† (Notional Market Value $22,021,914)	2,267	(89,528)

(Total Notional Market Value $30,182,969)		$(169,623)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

†††	All or portion of this security is pledged as currency index swap collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 20.7%(b)
Fannie Mae** 0.03% due 10/01/09	$1,000,000	$1,000,000
Farmer Mac* 0.06% due 10/05/09	1,000,000	999,994
Federal Home Loan Bank* 0.20% due 10/01/09	2,000,000	2,000,000
Freddie Mac** 0.18% due 10/01/09	1,000,000	1,000,000

Total Federal Agency Discount Notes
(Cost $4,999,994)		4,999,994

REPURCHASE AGREEMENTS† 78.0%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	4,912,283	4,912,283
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	3,491,570	3,491,570
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	3,491,570	3,491,570
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	3,491,570	3,491,570
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	3,491,570	3,491,570

Total Repurchase Agreements
(Cost $18,878,563)		18,878,563

Total Investments 98.7%(a)
(Cost $23,878,557)		$23,878,557

Other Assets in Excess of Liabilities – 1.3%		$304,819

Net Assets – 100.0%		$24,183,376

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short(a)
December 2009 U.S. Treasury
Bond Futures Contracts (Aggregate Market Value of Contracts $39,710,063)	327	$(220,089)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 112.3%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09†††	$1,654,052	$1,654,052
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	536,473	536,473
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	536,473	536,473
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	536,473	536,473
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	536,473	536,473

Total Repurchase Agreements
(Cost $3,799,944)		3,799,944

Total Investments 112.3%(a)
(Cost $3,799,944)		$3,799,944

Liabilities in Excess of Other Assets – (12.3)%		$(415,647)

Net Assets – 100.0%		$3,384,297

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short(a)
December 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $619,110)	9	$3,829

	Units
Equity Index Swap Agreements Sold Short(b)
Goldman Sachs International September 2009 S&P MidCap 400 Index Swap, Terminating 09/30/09†† (Notional Market Value of Contracts $2,477,731)	499	$(14,525)

		Unrealized
	Units	Loss

Credit Suisse Capital, LLC October 2009 S&P MidCap 400 Index Swap, Terminating 10/30/09†† (Notional Market Value of Contracts $344,705)	3,542	$(46,100)

(Total Notional Market Value of Contracts $2,822,436)		$(60,625)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

†††	All or portion of this security is pledged as currency index swap collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY INVERSE NASDAQ-100® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 40.4%(b)
Federal Home Loan Bank*
0.20% due 10/01/09	$2,000,000	$2,000,000
Freddie Mac**
0.18% due 10/01/09	2,000,000	2,000,000
Farmer Mac*
0.06% due 10/15/09	1,000,000	999,977

Total Federal Agency Discount Notes
(Cost $4,999,977)		4,999,977

REPURCHASE AGREEMENTS† 89.9%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09†††	4,097,147	4,097,147
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,753,091	1,753,091
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	1,753,091	1,753,091
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,753,091	1,753,091
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,753,091	1,753,091

Total Repurchase Agreements
(Cost $11,109,511)		11,109,511

Total Investments 130.3%(a)
(Cost $16,109,488)		$16,109,488

Liabilities in Excess of Other Assets – (30.3)%		$(3,750,807)

Net Assets – 100.0%		$12,358,681

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short(a)
December 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $7,205,100)	210	$31,501

		Unrealized
	Units	Loss

Equity Index Swap Agreements Sold Short(b)
Credit Suisse Capital, LLC October 2009 NASDAQ-100 Index Swap, Terminating 10/30/09†† (Notional Market Value $4,037,463)	2,349	$(9,128)
Goldman Sachs International September 2009 NASDAQ-100 Index Swap, Terminating 09/30/09†† (Notional Market Value $1,300,231)	756	(21,515)

(Total Notional Market Value $5,337,694)		$(30,643)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

†††	All or portion of this security is pledged as currency index swap collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY INVERSE RUSSELL 2000® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 44.6%(b)
Farmer Mac*
0.06% due 10/05/09	$1,000,000	$999,993
Federal Home Loan Bank*
0.20% due 10/01/09	1,000,000	1,000,000
Freddie Mac**
0.18% due 10/01/09	1,000,000	1,000,000

Total Federal Agency Discount Notes
(Cost $2,999,993)		2,999,993

REPURCHASE AGREEMENTS† 58.1%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09†††	1,941,316	1,941,316
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	491,869	491,869
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	491,869	491,869
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	491,869	491,869
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	491,869	491,869

Total Repurchase Agreements (Cost $3,908,792)		3,908,792

Total Investments 102.7%(a)
(Cost $6,908,785)		$6,908,785

Liabilities in Excess of Other Assets – (2.7)%		$(184,217)

Net Assets – 100.0%		$6,724,568

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short(a)
December 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $240,080)	4	$158

		Unrealized
	Units	Gain (Loss)

Equity Index Swap Agreements Sold Short(b)
Goldman Sachs International September 2009 Russell 2000 Index Swap, Terminating 09/30/09†† (Notional Market Value of Contracts $939,428)	1,555	$21,594
Credit Suisse Capital, LLC October 2009 Russell 2000 Index Swap, Terminating 10/30/09†† (Notional Market Value of Contracts $5,557,054)	9,196	(30,479)

(Total Notional Market Value of Contracts $6,496,482)		$(8,885)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

†††	All or portion of this security is pledged as currency index swap collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY INVERSE S&P 500 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 33.0%(b)
Fannie Mae**
0.03% due 10/01/09	$2,000,000	$2,000,000
Farmer Mac *
0.06% due 10/15/09	2,000,000	1,999,953
Federal Home Loan Bank*
0.06% due 10/02/09	3,000,000	2,999,997
Freddie Mac**
0.18% due 10/01/09	2,000,000	2,000,000

Total Federal Agency Discount Notes
(Cost $8,999,948)		8,999,950

REPURCHASE AGREEMENTS 65.5%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	6,897,707	6,897,707
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	2,742,007	2,742,007
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	2,742,007	2,742,007
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	2,742,007	2,742,007
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	2,742,007	2,742,007

Total Repurchase Agreements
(Cost $17,865,735)		17,865,735

Total Investments 98.5%(a)
(Cost $26,865,683)		$26,865,685
Other Assets in Excess of Liabilities – 1.5%		$403,711

Net Assets – 100.0%		$27,269,396

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short(a)
December 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $10,307,150)	196	$(78,801)

		Unrealized
	Units	Loss

Equity Index Swap Agreements Sold Short(b)
Credit Suisse Capital, LLC October 2009 S&P 500 Index Swap, Terminating 10/30/09††† (Notional Market Value $6,765,942)	6,401	$(71,877)
Goldman Sachs International September 2009 S&P 500 Index Swap, Terminating 09/30/09††† (Notional Market Value $10,249,026)	9,696	(322,744)

(Total Notional Market Value $17,014,968)		$(394,621)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY JAPAN 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 21.9%(b)
Fannie Mae**
0.00% due 10/01/09	$1,000,000	$1,000,000
Farmer Mac*
0.00% due 10/15/09	1,000,000	999,977
Federal Home**
0.00% due 10/01/09	1,000,000	1,000,000

Total Federal Agency Discount Notes
(Cost $2,999,977)		2,999,977

REPURCHASE AGREEMENTS† 52.2%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	1,857,259	1,857,259
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,320,111	1,320,111
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	1,320,111	1,320,111
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,320,111	1,320,111
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,320,111	1,320,111

Total Repurchase Agreements
(Cost $7,137,703)		7,137,703

Total Investments 74.1%(a)
(Cost $10,137,680)		$10,137,680

Other Assets in Excess of Liabilities – 25.9%		$3,542,542

Net Assets – 100.0%		$13,680,222

		Unrealized
	Contracts	Gain

Currency Futures Contracts Purchased (a)
December 2009 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $27,720,700)	199	$911,322

		Unrealized
	Contracts	Loss

Futures Contracts Purchased(a)
December 2009 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Market Value of Contracts $27,692,500)	550	$(823,919)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.3%

McDonald’s Corp.	10,598	$604,828
Walt Disney Co.	20,844	572,376
Time Warner, Inc.	16,092	463,128
News Corp.	33,389	400,334
Carnival Corp.	11,592	385,782
Starbucks Corp.*	17,113	353,383
Viacom, Inc. — Class B*	11,973	335,723
Las Vegas Sands Corp.*	19,921	335,470
Activision Blizzard, Inc.*	25,255	312,909
Yum! Brands, Inc.	9,019	304,481
Wynn Resorts Ltd.*	4,286	303,834
Marriott International, Inc. — Class A	10,174	280,701
Starwood Hotels & Resorts Worldwide, Inc.	7,147	236,065
MGM MIRAGE*	19,554	235,430
Royal Caribbean Cruises Ltd.*	9,259	222,957
International Game Technology, Inc.	9,391	201,719
Mattel, Inc.	10,847	200,236
Tim Hortons, Inc.	6,385	180,695
Electronic Arts, Inc.*	9,465	180,308
Marvel Entertainment, Inc.*	3,434	170,395
Darden Restaurants, Inc.	4,899	167,203
Hasbro, Inc.	5,608	155,622
Wyndham Worldwide Corp.	9,324	152,168
DreamWorks Animation SKG, Inc. — Class A*	3,959	140,822
Liberty Media Corp - Capital*	6,252	130,792
WMS Industries, Inc.*	2,886	128,600
Burger King Holdings, Inc.	6,691	117,695
Bally Technologies, Inc.*	3,039	116,606
Choice Hotels International, Inc.	3,656	113,555
Penn National Gaming, Inc.*	3,834	106,048
Panera Bread Co.*	1,807	99,385
Chipotle Mexican Grill, Inc. — Class A*	993	96,371
Polaris Industries, Inc.	2,341	95,466
Scientific Games Corp. — Class A*	5,956	94,283
Brinker International, Inc.	5,889	92,634
Life Time Fitness, Inc.*	3,264	91,555
Vail Resorts, Inc.*	2,727	91,464

		Market
	Shares	Value

Regal Entertainment Group — Class A	7,384	$90,971
Pool Corp.	3,993	88,724
Cheesecake Factory, Inc.*	4,489	83,136
Boyd Gaming Corp.*	7,492	81,888
Jack in the Box, Inc.*	3,779	77,432
Bob Evans Farms, Inc.	2,493	72,447
Cracker Barrel Old Country Store, Inc.	2,082	71,621
International Speedway Corp. — Class A	2,580	71,131
P.F. Chang’s China Bistro, Inc.*	2,035	69,129
Ameristar Casinos, Inc.	4,165	65,724
Texas Roadhouse, Inc.*	5,874	62,382
Papa John’s International, Inc.*	2,486	61,081
Speedway Motorsports, Inc.	4,120	59,287
CEC Entertainment, Inc.*	2,019	52,211

Total Common Stocks
(Cost $7,048,173)		9,278,187

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	311	19

Total Warrants (Cost $—)		19

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 0.1%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$9,616	9,616

Total Repurchase Agreement
(Cost $9,616)		9,616

Total Investments 99.4%(a)
(Cost $7,057,789)		$9,287,822

Other Assets in Excess of Liabilities – 0.6%		$52,933

Net Assets – 100.0%		$9,340,755

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

See Notes to Financial Statements.
 1

VARIABLE ANNUITY MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 21.4%(b)
Fannie Mae** 0.20% due 10/01/09	$2,000,000	$2,000,000
Federal Home Loan Bank* 0.03% due 10/01/09	2,000,000	2,000,000
Freddie Mac** 0.18% due 10/01/09	2,000,000	2,000,000

Total Federal Agency Discount Notes (Cost $6,000,000)		6,000,000

REPURCHASE AGREEMENTS† 72.4%
Credit Suisse Group issued 09/30/09 0.03% due 10/01/09	5,279,995	5,279,995
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	3,752,934	3,752,934
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	3,752,934	3,752,934
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	3,752,934	3,752,934
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	3,752,934	3,752,934

Total Repurchase Agreements (Cost $20,291,731)		20,291,731

Total Investments 93.8%(a) (Cost $26,291,731)		$26,291,731

Other Assets in Excess of Liabilities – 6.2%		$1,736,041

Net Assets – 100.0%		$28,027,772

		Unrealized
	Contracts	Gain

Commodity Futures Contracts Purchased(b)
December 2009 Silver Futures Contracts (Aggregate Market Value of Contracts $583,275)	7	$62,897
December 2009 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $1,008,500)	10	54,320

		Unrealized
	Contracts	Gain (Loss)

December 2009 Cotton Futures Contracts (Aggregate Market Value of Contracts $315,150)	10	$17,848
December 2009 Cocoa Futures Contracts (Aggregate Market Value of Contracts $314,400)	10	17,711
December 2009 Copper Futures Contracts (Aggregate Market Value of Contracts $1,405,000)	20	11,852
December 2009 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $734,500)	13	10,411
March 2010 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $284,368)	10	2,062
Decemeber 2009 Coffee Futures Contracts (Aggregate Market Value of Contracts $113)	5	1
December 2009 Heating Oil Futures Contracts (Aggregate Market Value of Contracts $855,347)	11	(49,408)
December 2009 Gasoline RBOB Futures Contracts (Aggregate Market Value of Contracts $1,254,784)	17	(107,788)
December 2009 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $2,471,350)	35	(170,276)

(Total Aggregate Market Value of Contracts $9,226,786)		$(150,374)

Currency Futures Contracts Purchased(b)
December 2009 Japanese Yen Futures Contracts (Aggregate Market Value of Contracts $3,482,500)	25	112,569
December 2009 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $3,475,100)	19	99,337

 1

VARIABLE ANNUITY MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Unrealized
	Contracts	Gain (Loss)

December 2009 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $526,200)	6	$24,403
December 2009 Swedish Krona Futures Contracts (Aggregate Market Value of Contracts $603,438)	5	12,942
December 2009 Canadian Dollar Futures Contracts (Aggregate Market Value of Contracts $280,290)	3	6,201
December 2009 British Pond Futures Contracts (Aggregate Market Value of Contracts $1,398,075)	14	(25,240)

(Total Aggregate Market Value of Contracts $9,765,603)		$230,213

Futures Contracts Purchased(a)
December 2009 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $2,064,438)	17	24,395
December 2009 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $2,011,578)	17	14,018

(Total Aggregate Market Value of Contracts $4,076,016)		$38,413

Commodity Futures Contracts Sold Short(b)
December 2009 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $417,690)	21	63,455
December 2009 Wheat Futures Contracts (Aggregate Market Value of Contracts $503,250)	22	58,414
December 2009 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $964,880)	28	34,816
December 2009 Coffee Futures Contracts (Aggregate Market Value of Contracts $383,400)	8	(20,553)
November 2009 Soybean Futures Contracts (Aggregate Market Value of Contracts $1,668,600)	36	(25,960)

		Unrealized
	Contracts	Gain (Loss)

December 2009 Corn Futures Contracts (Aggregate Market Value of Contracts $946,000)	55	$(48,239)

(Total Aggregate Market Value of Contracts $4,883,820)		$61,933

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 2

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 62.8%

FINANCIALS 11.5%
Everest Re Group Ltd.	470	$41,219
New York Community Bancorp, Inc.	2,690	30,720
Federal Realty Investment Trust	470	28,844
Liberty Property Trust	860	27,976
Fidelity National Financial, Inc. — Class A	1,770	26,692
W.R. Berkley Corp.	1,030	26,038
SL Green Realty Corp.	590	25,871
AMB Property Corp.	1,120	25,704
Jefferies Group, Inc.*	940	25,596
Nationwide Health Properties, Inc.	825	25,567
Eaton Vance Corp.	900	25,191
Reinsurance Group of America, Inc.	560	24,976
Rayonier, Inc.	610	24,955
Cullen/Frost Bankers, Inc.	460	23,754
HCC Insurance Holdings, Inc.	860	23,521
First American Corp.	720	23,306
Regency Centers Corp.	620	22,971
Old Republic International Corp.	1,850	22,533
Affiliated Managers Group, Inc.*	320	20,803
Duke Realty Corp.	1,720	20,657
Realty Income Corp.	800	20,520
Camden Property Trust	490	19,747
Commerce Bancshares, Inc.	529	19,700
SEI Investments Co.	1,000	19,680
Mack-Cali Realty Corp.	600	19,398
Hospitality Properties Trust	940	19,148
Arthur J. Gallagher & Co.	780	19,009
Macerich Co.	621	18,835
Waddell & Reed Financial, Inc. — Class A	660	18,777
UDR, Inc.	1,160	18,258
Alexandria Real Estate Equities, Inc.	330	17,935
Raymond James Financial, Inc.	760	17,693
Essex Property Trust, Inc.	220	17,508
First Niagara Financial Group, Inc.	1,410	17,385
Brown & Brown, Inc.	900	17,244
Highwoods Properties, Inc.	540	16,983

		Market
	Shares	Value

Corporate Office Properties Trust SBI	450	$16,596
Hanover Insurance Group, Inc.	390	16,119
Weingarten Realty Investors	800	15,936
American Financial Group, Inc.	610	15,555
Bank of Hawaii Corp.	370	15,370
Stancorp Financial Group, Inc.	380	15,341
Jones Lang LaSalle, Inc.	320	15,158
Washington Federal, Inc.	840	14,162
Protective Life Corp.	660	14,137
Synovus Financial Corp.	3,690	13,837
BancorpSouth, Inc.	560	13,670
Valley National Bancorp	1,097	13,482
City National Corp.	330	12,847
BRE Properties, Inc. — Class A	410	12,833
FirstMerit Corp.	665	12,655
Apollo Investment Corp.	1,260	12,033
AmeriCredit Corp.*	740	11,685
Westamerica Bancorporation	220	11,440
SVB Financial Group*	260	11,250
TCF Financial Corp.	860	11,214
Associated Banc-Corp.	980	11,192
Omega Healthcare Investors, Inc.	640	10,253
Fulton Financial Corp.	1,350	9,936
Mercury General Corp.	270	9,769
Potlatch Corp.	310	8,819
NewAlliance Bancshares, Inc.	820	8,774
Wilmington Trust Corp.	530	7,526
Trustmark Corp.	390	7,430
Unitrin, Inc.	380	7,406
Astoria Financial Corp.	630	6,955
International Bancshares Corp.	400	6,524
Webster Financial Corp.	490	6,110
Cousins Properties, Inc.	710	5,879
Horace Mann Educators Corp.	300	4,191
PacWest Bancorp	210	4,001
Equity One, Inc.	250	3,918
Cathay General Bancorp	380	3,074

Total Financials		1,211,791

CONSUMER DISCRETIONARY 9.9%
Priceline.com, Inc.*	320	53,062
Ross Stores, Inc.	960	45,859
CarMax, Inc.*	1,690	35,321
Dollar Tree, Inc.*	690	33,589

 1

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Urban Outfitters, Inc.*	1,000	$30,170
Advance Auto Parts, Inc.	730	28,674
BorgWarner, Inc.	900	27,234
American Eagle Outfitters, Inc.	1,590	26,807
ITT Educational Services, Inc.*	240	26,498
NVR, Inc.*	40	25,495
Strayer Education, Inc.	110	23,945
Chipotle Mexican Grill, Inc. — Class A*	240	23,292
Aeropostale, Inc.*	520	22,604
Petsmart, Inc.	960	20,880
DreamWorks Animation SKG, Inc. — Class A*	580	20,631
Toll Brothers, Inc.*	1,050	20,517
Mohawk Industries, Inc.*	430	20,507
LKQ Corp.*	1,080	20,023
Tupperware Brands Corp.	480	19,162
Marvel Entertainment, Inc.*	370	18,359
Chico’s FAS, Inc.*	1,370	17,810
Phillips-Van Heusen Corp.	400	17,116
Guess?, Inc.	450	16,668
Williams-Sonoma, Inc.	810	16,386
Netflix, Inc.*	350	16,159
Hanesbrands, Inc.*	730	15,622
WMS Industries, Inc.*	350	15,596
J. Crew Group, Inc.*	430	15,403
The Warnaco Group, Inc.*	350	15,351
Dick’s Sporting Goods, Inc.*	680	15,232
Gentex Corp.	1,060	14,999
Foot Locker, Inc.	1,200	14,340
Service Corporation International	1,930	13,529
Wendy’s/Arby’s Group, Inc. — Class A	2,820	13,339
Panera Bread Co.*	240	13,200
Career Education Corp.*	530	12,921
Corinthian Colleges, Inc.*	670	12,435
Brinker International, Inc.	790	12,427
John Wiley & Sons, Inc. — Class A	330	11,477
Lamar Advertising Co.*	410	11,250
Aaron’s, Inc	420	11,088
Brink’s Home Security Holdings, Inc.*	350	10,776
Fossil, Inc.*	370	10,527
M.D.C. Holdings, Inc.	290	10,075
Rent-A-Center, Inc.*	510	9,629
Life Time Fitness, Inc.*	320	8,976
Sotheby’s	510	8,787
Cheesecake Factory, Inc.*	460	8,519

		Market
	Shares	Value

Collective Brands, Inc.*	490	$8,492
Thor Industries, Inc.	270	8,357
Matthews International Corp. — Class A	230	8,137
Under Armour, Inc.*	290	8,071
Scientific Games Corp. — Class A*	500	7,915
Saks, Inc.*	1,110	7,570
Ryland Group, Inc.	340	7,164
AnnTaylor Stores Corp.*	450	7,151
Bob Evans Farms, Inc.	240	6,974
Regis Corp.	440	6,820
American Greetings Corp. — Class A	300	6,690
Barnes & Noble, Inc.	300	6,666
International Speedway Corp. — Class A	240	6,617
Scholastic Corp.	200	4,868
Timberland Co. — Class A*	340	4,733
99 Cents Only Stores*	350	4,708
Boyd Gaming Corp.*	420	4,591
Harte-Hanks, Inc.	290	4,011
Callaway Golf Co.	500	3,805
Coldwater Creek, Inc.*	440	3,608
Blyth, Inc.	50	1,937

Total Consumer Discretionary		1,041,151

INFORMATION TECHNOLOGY 9.5%
Lam Research Corp.*	970	33,135
Avnet, Inc.*	1,160	30,125
Global Payments, Inc.	620	28,954
Cree, Inc.*	770	28,297
Lender Processing Services, Inc.	740	28,246
SAIC, Inc.*	1,610	28,239
Equinix, Inc.*	300	27,600
Rovi Corp.*	780	26,208
Arrow Electronics, Inc.*	920	25,898
ANSYS, Inc.*	680	25,480
Synopsys, Inc.*	1,120	25,110
Alliance Data Systems Corp.*	410	25,043
F5 Networks, Inc.*	610	24,174
Sybase, Inc.*	620	24,118
Metavante Technologies, Inc.*	690	23,791
Hewitt Associates, Inc.*	640	23,315
Trimble Navigation Ltd.*	920	21,997
CommScope, Inc.*	720	21,550
Broadridge Financial Solutions, Inc.	1,070	21,507
Palm, Inc.*	1,230	21,439

 2

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

FactSet Research Systems, Inc.	320	$21,197
Ingram Micro, Inc. — Class A*	1,250	21,062
Itron, Inc.*	310	19,883
Micros Systems, Inc.*	610	18,416
Polycom, Inc.*	650	17,387
NCR Corp.*	1,220	16,860
Diebold, Inc.	510	16,794
Tech Data Corp.*	390	16,228
Silicon Laboratories, Inc.*	340	15,762
3Com Corp.*	3,010	15,742
Informatica Corp.*	680	15,354
Jack Henry & Associates, Inc.	650	15,256
Cadence Design Systems, Inc.*	2,050	15,047
Atmel Corp.*	3,470	14,539
Intersil Corp. — Class A	940	14,391
DST Systems, Inc.*	300	13,440
NeuStar, Inc.*	570	12,882
Parametric Technology Corp.*	890	12,300
National Instruments Corp.	440	12,157
Digital River, Inc.*	300	12,096
Zebra Technologies Corp. — Class A*	450	11,669
Vishay Intertechnology, Inc.*	1,430	11,297
RF Micro Devices, Inc.*	2,050	11,132
International Rectifier Corp.*	550	10,720
ADTRAN, Inc.	430	10,557
Plantronics, Inc.	380	10,188
Fairchild Semiconductor International, Inc.*	950	9,719
ValueClick, Inc.*	670	8,837
Integrated Device Technology, Inc.*	1,270	8,585
Gartner, Inc. — Class A*	460	8,404
Fair Isaac Corp.	380	8,166
Mantech International Corp. — Class A*	170	8,017
Semtech Corp.*	470	7,995
Quest Software, Inc.*	470	7,920
SRA International, Inc. — Class A*	330	7,125
Mentor Graphics Corp.*	750	6,983
Avocent Corp.*	340	6,892
ADC Telecommunications, Inc.*	740	6,172
Acxiom Corp.*	610	5,771
Advent Software, Inc.*	120	4,830
ACI Worldwide, Inc.*	260	3,934

		Market
	Shares	Value

Imation Corp.	230	$2,132

Total Information Technology		1,008,064

INDUSTRIALS 9.3%
Joy Global, Inc.	790	38,663
Roper Industries, Inc.	700	35,686
Manpower, Inc.	600	34,026
AMETEK, Inc.	830	28,975
KBR, Inc.	1,230	28,647
URS Corp.*	650	28,372
SPX Corp.	380	23,283
Aecom Technology Corp.*	850	23,069
Pentair, Inc.	760	22,435
Harsco Corp.	620	21,954
J.B. Hunt Transport Services, Inc.	670	21,527
Oshkosh Corp.	690	21,342
Bucyrus International, Inc.	580	20,660
Shaw Group, Inc.*	640	20,538
Donaldson Company	590	20,432
Corrections Corporation of America*	890	20,158
AGCO Corp.*	710	19,617
Alliant Techsystems, Inc.*	250	19,463
Kansas City Southern*	730	19,338
Hubbell, Inc. — Class B	430	18,060
Waste Connections, Inc.*	620	17,893
IDEX Corp.	620	17,329
Copart, Inc.*	520	17,269
Terex Corp.*	830	17,206
FTI Consulting, Inc.*	400	17,044
Carlisle Companies, Inc.	470	15,938
BE Aerospace, Inc.*	780	15,709
Lincoln Electric Holdings, Inc.	330	15,659
Kennametal, Inc.	620	15,258
Kirby Corp.*	410	15,096
Landstar System, Inc.	390	14,843
MSC Industrial Direct Co.	340	14,817
Nordson Corp.	260	14,583
Con-way, Inc.	380	14,562
Watson Wyatt Worldwide	330	14,375
Timken Co.	610	14,292
Wabtec Corp.	370	13,886
Lennox International, Inc.	370	13,364
Graco, Inc.	460	12,820
Valmont Industries, Inc.	150	12,777
Thomas & Betts Corp.*	410	12,333
Trinity Industries, Inc.	610	10,486
Woodward Governor Co.	430	10,432
Alexander & Baldwin, Inc.	320	10,269

 3

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Clean Harbors, Inc.*	180	$10,127
JetBlue Airways Corp.*	1,650	9,867
GATX Corp.	350	9,783
The Brink’s Co.	350	9,419
Crane Co.	360	9,292
HNI Corp.	350	8,260
Granite Construction, Inc.	260	8,044
MPS Group, Inc.*	720	7,574
Herman Miller, Inc.	430	7,271
Alaska Air Group, Inc.*	270	7,233
Deluxe Corp.	390	6,669
Corporate Executive Board Co.	260	6,474
Rollins, Inc.	340	6,409
Werner Enterprises, Inc.	340	6,334
Mine Safety Appliances Co.	230	6,327
AirTran Holdings, Inc.*	920	5,750
Korn/Ferry International, Inc.*	350	5,107
Navigant Consulting, Inc.*	370	4,995
United Rentals, Inc.*	460	4,738
Dycom Industries, Inc.*	300	3,690
Federal Signal Corp.	370	2,660
Kelly Services, Inc. — Class A	200	2,460

Total Industrials		982,968

HEALTH CARE 7.7%
Vertex Pharmaceuticals, Inc.*	1,390	52,681
Cerner Corp.*	520	38,896
Henry Schein, Inc.*	690	37,888
Beckman Coulter, Inc.	530	36,538
Hologic, Inc.*	1,970	32,190
Edwards Lifesciences Corp.*	430	30,061
Covance, Inc.*	490	26,534
ResMed, Inc.*	580	26,216
Mettler-Toledo International, Inc.*	260	23,554
Universal Health Services, Inc. — Class B	380	23,534
Community Health Systems, Inc.*	710	22,670
IDEXX Laboratories, Inc.*	450	22,500
Perrigo Co.	610	20,734
Omnicare, Inc.	920	20,718
Endo Pharmaceuticals Holdings, Inc.*	900	20,367
Pharmaceutical Product Development, Inc.	910	19,965
Sepracor, Inc.*	850	19,465

		Market
	Shares	Value

Charles River Laboratories International, Inc.*	510	$18,860
Techne Corp.	290	18,140
Kinetic Concepts, Inc.*	480	17,750
United Therapeutics Corp.*	360	17,636
VCA Antech, Inc.*	650	17,479
Lincare Holdings, Inc.*	520	16,250
Gen-Probe, Inc.*	390	16,162
OSI Pharmaceuticals, Inc.*	450	15,885
Teleflex, Inc.	310	14,976
Valeant Pharmaceuticals International*	520	14,591
Owens & Minor, Inc.	320	14,480
Health Management Associates, Inc. — Class A*	1,900	14,231
Bio-Rad Laboratories, Inc. — Class A*	150	13,782
Steris Corp.	450	13,703
Thoratec Corp.*	430	13,016
Health Net, Inc.*	800	12,320
Psychiatric Solutions, Inc.*	430	11,507
LifePoint Hospitals, Inc.*	420	11,365
Varian, Inc.*	220	11,233
Masimo Corp.*	400	10,480
Hill-Rom Holdings, Inc.	480	10,454
Immucor, Inc.*	540	9,558
Medicis Pharmaceutical Corp. — Class A	440	9,394
WellCare Health Plans, Inc.*	320	7,888
Kindred Healthcare, Inc.*	300	4,869
Affymetrix, Inc.*	540	4,741

Total Health Care		815,261

MATERIALS 4.2%
Lubrizol Corp.	520	37,159
Cliffs Natural Resources, Inc	1,010	32,684
Martin Marietta Materials, Inc.	340	31,304
Terra Industries, Inc.	770	26,696
Steel Dynamics, Inc.	1,650	25,311
Ashland, Inc.	570	24,635
Albemarle Corp.	700	24,220
Valspar Corp.	780	21,458
Sonoco Products Co.	770	21,206
Reliance Steel & Aluminum Co.	490	20,854
AptarGroup, Inc.	520	19,427
RPM International, Inc.	990	18,305
Packaging Corporation of America	790	16,116

 4

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Commercial Metals Co.	870	$15,573
Scotts Miracle-Gro Co. — Class A	340	14,603
Greif, Inc. — Class A	260	14,313
Temple-Inland, Inc.	820	13,464
Cytec Industries, Inc.	370	12,014
Cabot Corp.	500	11,555
Olin Corp.	600	10,464
Sensient Technologies Corp.	370	10,275
Carpenter Technology Corp.	340	7,953
Minerals Technologies, Inc.	140	6,658
Worthington Industries, Inc.	470	6,533
Louisiana-Pacific Corp.*	940	6,270

Total Materials		449,050

ENERGY 4.1%
Newfield Exploration Co.*	1,020	43,411
Pride International, Inc.*	1,330	40,485
Helmerich & Payne, Inc.	810	32,019
Plains Exploration & Production Co.*	1,070	29,596
Cimarex Energy Co.	640	27,725
Arch Coal, Inc.	1,250	27,662
Oceaneering International, Inc.*	420	23,835
Southern Union Co.	950	19,751
Tidewater, Inc.	400	18,836
Patterson-UTI Energy, Inc.	1,180	17,818
Forest Oil Corp.*	860	16,830
Encore Acquisition Co.*	430	16,082
Comstock Resources, Inc.*	360	14,429
Superior Energy Services*	600	13,512
Quicksilver Resources, Inc.*	910	12,913
Unit Corp.*	310	12,788
Exterran Holdings, Inc.*	480	11,395
Frontier Oil Corp.	800	11,136
Mariner Energy, Inc.*	780	11,060
Helix Energy Solutions Group, Inc.*	700	10,486
Bill Barrett Corp.*	300	9,837
Patriot Coal Corp.*	580	6,821
Overseas Shipholding Group, Inc.	180	6,727

Total Energy		435,154

UTILITIES 3.8%
Oneok, Inc.	810	29,662
MDU Resources Group, Inc.	1,420	29,607
National Fuel Gas Co.	620	28,402

		Market
	Shares	Value

NSTAR	820	$26,092
OGE Energy Corp.	740	24,479
Energen Corp.	550	23,705
Alliant Energy Corp.	850	23,673
DPL, Inc.	890	23,229
NV Energy, Inc.	1,800	20,862
AGL Resources, Inc.	590	20,809
UGI Corp.	830	20,800
Great Plains Energy, Inc.	1,040	18,668
Aqua America, Inc.	1,040	18,346
Westar Energy, Inc.	840	16,388
Vectren Corp.	620	14,285
WGL Holdings, Inc.	390	12,925
Hawaiian Electric Industries, Inc.	700	12,684
Cleco Corp.	460	11,537
IDACORP, Inc.	360	10,364
PNM Resources, Inc.	670	7,826
Black Hills Corp.	300	7,551

Total Utilities		401,894

CONSUMER STAPLES 2.4%
Energizer Holdings, Inc.*	530	35,160
Church & Dwight Company, Inc.	540	30,640
Ralcorp Holdings, Inc.*	440	25,727
Hansen Natural Corp.*	560	20,574
NBTY, Inc.*	480	18,998
Alberto-Culver Co.	660	18,269
Corn Products International, Inc.	570	16,256
Flowers Foods, Inc.	600	15,774
BJ’s Wholesale Club, Inc.*	430	15,575
Smithfield Foods, Inc.*	1,080	14,904
PepsiAmericas, Inc.	430	12,281
Ruddick Corp.	310	8,252
Universal Corp.	190	7,946
Lancaster Colony Corp.	150	7,690
Tootsie Roll Industries, Inc.	196	4,661

Total Consumer Staples		252,707

TELECOMMUNICATION SERVICES 0.4%
Telephone & Data Systems, Inc.	730	22,637
Syniverse Holdings, Inc.*	530	9,275

 5

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Cincinnati Bell, Inc.*	1,630	$5,705

Total Telecommunication Services		37,617

Total Common Stocks (Cost $6,318,739)		6,635,657

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	155	9

Total Consumer Discretionary		9

Total Warrants (Cost $—)		9

	Face
	Amount
REPURCHASE AGREEMENTS† 33.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$1,318,156	1,318,156
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	553,271	553,271
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	553,271	553,271
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	553,271	553,271
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	553,271	553,271

Total Repurchase Agreements (Cost $3,531,240)		3,531,240

		Market
		Value
Total Investments 96.3%(a) (Cost $9,849,979)		$10,166,906

Other Assets in Excess of Liabilities – 3.7%		$395,952

Net Assets – 100.0%		$10,562,858

		Unrealized
	Contracts	Gain (Loss)
Futures Contracts Purchased(a)
December 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,778,360)	84	$(18,706)

	Units
Equity Index Swap Agreements Purchased(b)
Credit Suisse Capital, LLC October 2009 S&P MidCap 400 Index Swap, Terminating 10/30/09††† (Notional Market Value $1,240,472)	1,795	$23,363
Goldman Sachs International September 2009 S&P MidCap 400 Index Swap, Terminating 09/30/09††† (Notional Market Value $2,127,937)	3,079	(644)

(Total Notional Market Value $3,368,409)		$22,719

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 6

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 92.3%

INFORMATION TECHNOLOGY 17.3%
International Business Machines Corp.	160	$19,138
Apple, Inc.*	100	18,537
Microsoft Corp.	650	16,828
Google, Inc. — Class A*	30	14,875
Hewlett-Packard Co.	300	14,163
Oracle Corp.	470	9,795
Cisco Systems, Inc.*	330	7,768
Western Digital Corp.*	210	7,671
Harris Corp.	190	7,144
Intel Corp.	350	6,849
Affiliated Computer Services, Inc. — Class A*	120	6,500
Fidelity National Information Services, Inc.	250	6,377
Linear Technology Corp.	230	6,355
Accenture PLC - Class A*	170	6,336
Multi-Fineline Electronix, Inc.*	220	6,316
Synopsys, Inc.*	280	6,278
Diebold, Inc.	190	6,257
Tech Data Corp.*	150	6,241
VMware, Inc.*	150	6,025
FactSet Research Systems, Inc.	90	5,962
Activision Blizzard, Inc.*	480	5,947
Automatic Data Processing, Inc.	150	5,895
Analog Devices, Inc.	210	5,792
Hughes Communications, Inc.*	190	5,765
TeleTech Holdings, Inc.*	330	5,630
SAIC, Inc.*	320	5,613
Tessera Technologies, Inc.*	200	5,578
EarthLink, Inc.	660	5,551
Synaptics, Inc.*	220	5,544
SYNNEX Corp.*	180	5,486
Dynamics Research Corp.*	400	5,208
Jabil Circuit, Inc.	380	5,096
Comtech Telecommunications Corp.*	150	4,983
Qualcomm, Inc.	110	4,948
Skyworks Solutions, Inc.*	370	4,899
United Online, Inc.	600	4,824
OSI SYSTEMS INC*	260	4,755
Virtusa Corp.*	500	4,745
i2 Technologies, Inc.*	290	4,652

		Market
	Shares	Value

ePlus, Inc.*	290	$4,509
Motorola, Inc.	520	4,467
Sybase, Inc.*	110	4,279
Ariba, Inc.*	320	3,712
Altera Corp.	180	3,692
Broadcom Corp. — Class A*	120	3,683
Sohu.com, Inc.*	50	3,439
Black Box Corp.	130	3,262
NVE Corp.*	60	3,190
Sigma Designs, Inc.*	210	3,051
Juniper Networks, Inc.*	110	2,972
S1 Corp.*	480	2,966
Corning, Inc.	190	2,909
Heartland Payment Systems, Inc.	200	2,902
Broadridge Financial Solutions, Inc.	140	2,814
Triquint Semiconductor, Inc.*	360	2,779
JDA Software Group, Inc.*	120	2,633
Arris Group, Inc.*	200	2,602
Marvell Technology Group Ltd.*	160	2,590
PC Mall, Inc.*	300	2,058
Mantech International Corp. — Class A*	40	1,886
Amkor Technology, Inc.*	270	1,858
Insight Enterprises, Inc.*	150	1,832
Hewitt Associates, Inc.*	50	1,822
CommScope, Inc.*	60	1,796
Convergys Corp.*	180	1,789
Akamai Technologies, Inc.*	90	1,771
Brocade Communications Systems, Inc.*	220	1,729
Salesforce.com, Inc.*	30	1,708
Novatel Wireless, Inc.*	150	1,704
Daktronics, Inc.	190	1,628
Cree, Inc.*	40	1,470
Cray, Inc.*	170	1,416
Netlogic Microsystems, Inc.*	30	1,350
Cogo Group, Inc.*	210	1,285
Cognizant Technology Solutions Corp. — Class A*	30	1,160
ANSYS, Inc.*	30	1,124
Flir Systems, Inc.*	40	1,119
MEMC Electronic Materials, Inc.*	60	998
Texas Instruments, Inc.	40	948
Xilinx, Inc.	40	937
DivX, Inc.*	150	819
Visa, Inc.	10	691
CPI International, Inc.*	50	560

 1

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Monolithic Power Systems, Inc.*	20	$469
Amphenol Corp.	10	377
China Security & Surveillance Technology, Inc.*	50	357
Rovi Corp.*	10	336
EMS Technologies, Inc.*	10	208
PAR Technology Corp.*	30	191
Startek, Inc.*	10	87
ModusLink Global Solutions, Inc.*	10	81

Total Information Technology		386,341

FINANCIALS 16.6%
JPMorgan Chase & Co.	480	21,034
Bank of America Corp.	1,130	19,120
Wells Fargo & Co.	640	18,035
Goldman Sachs Group, Inc.	80	14,748
Hartford Financial Services Group, Inc.	360	9,540
Morgan Stanley	290	8,955
Discover Financial Services	530	8,602
Validus Holdings Ltd.	324	8,359
PNC Financial Services Group, Inc.	170	8,260
Annaly Capital Management, Inc.	410	7,438
Prudential Financial, Inc.	140	6,988
Sun Communities, Inc.	320	6,887
AFLAC, Inc.	160	6,838
Blackrock, Inc.	30	6,505
MFA Mortgage Investments, Inc.	810	6,448
American Capital Agency Corp.	220	6,259
PartnerRe Ltd.	80	6,155
Alexandria Real Estate Equities, Inc.	110	5,979
Aspen Insurance Holdings Ltd.	220	5,823
Reinsurance Group of America, Inc.	130	5,798
Agree Realty Corp.	250	5,733
BB&T Corp.	210	5,720
Capstead Mortgage Corp.	400	5,564
Senior Housing Properties Trust	290	5,542
Transatlantic Holdings, Inc.	110	5,519
Anworth Mortgage Asset Corp.	700	5,516

		Market
	Shares	Value

Associated Estates Realty Corp.	570	$5,483
U.S. Bancorp	250	5,465
Associated Banc-Corp.	470	5,367
Santander BanCorp*	540	5,265
Diamond Hill Investment Group, Inc.*	90	5,217
Delphi Financial Group, Inc. — Class A	230	5,205
Triangle Capital Corp.	420	5,183
First Horizon National Corp.*	386	5,107
American Safety Insurance Holdings Ltd.*	310	4,898
Mission West Properties	720	4,846
Dynex Capital, Inc.	570	4,805
Century Bancorp, Inc.	220	4,774
International Assets Holding Corp.*	270	4,458
Duke Realty Corp.	370	4,444
FNB Corp.	620	4,408
Ameriprise Financial, Inc.	110	3,996
NYSE Euronext	130	3,756
SunTrust Banks, Inc.	140	3,157
FBL Financial Group, Inc. — Class A	160	3,109
CME Group, Inc.	10	3,082
World Acceptance Corp.*	120	3,025
Capital One Financial Corp.	80	2,858
American Express Co.	80	2,712
Hatteras Financial Corp.	90	2,698
MetLife, Inc.	70	2,665
American Financial Group, Inc.	100	2,550
Nationwide Health Properties, Inc.	80	2,479
Maiden Holdings Ltd.	330	2,399
Hudson City Bancorp, Inc.	180	2,367
New York Community Bancorp, Inc.	180	2,056
Ocwen Financial Corp.*	180	2,038
Principal Financial Group, Inc.	70	1,917
Genworth Financial, Inc. — Class A*	160	1,912
Advance America Cash Advance Centers, Inc.	340	1,904
Cousins Properties, Inc.	223	1,847
Mercury General Corp.	50	1,809
SWS Group, Inc.	120	1,728
Public Storage	20	1,505
Citigroup, Inc.	310	1,500

 2

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Corporate Office Properties Trust SBI	40	$1,475
First Mercury Financial Corp.	110	1,465
Evercore Partners, Inc. — Class A	50	1,461
Prospect Capital Corp.	130	1,392
Fidelity National Financial, Inc. — Class A	90	1,357
DuPont Fabros Technology, Inc.*	100	1,333
Umpqua Holding Corp.	120	1,272
Oriental Financial Group	90	1,143
Platinum Underwriters Holdings Ltd.	30	1,075
Susquehanna Bancshares, Inc.	160	942
Altisource Portfolio Solutions SA*	60	866
MGIC Investment Corp.*	110	815
Interactive Brokers Group, Inc. — Class A*	30	596
Macerich Co.	10	303
Peoples Bancorp, Inc.	20	261
Meadowbrook Insurance Group, Inc.	30	222
MB Financial Corp.	10	210
MainSource Financial Group, Inc.	30	204
Pacific Capital Bancorp	100	144
ProLogis	10	119
Marshall & Ilsley Corp.	10	81
Ameris Bancorp	10	72

Total Financials		372,167

HEALTH CARE 12.5%
Johnson & Johnson	220	13,396
Abbott Laboratories	230	11,378
Gilead Sciences, Inc.*	180	8,384
Baxter International, Inc.	140	7,981
Medco Health Solutions, Inc.*	140	7,743
Pfizer, Inc.	440	7,282
AmerisourceBergen Corp.	320	7,162
McKesson Corp.	120	7,146
Hospira, Inc.*	160	7,136
Express Scripts, Inc.*	90	6,982
Par Pharmaceutical Companies, Inc.*	320	6,883
Sepracor, Inc.*	300	6,870
Genzyme Corp.*	120	6,808
Thermo Fisher Scientific, Inc.*	150	6,550

		Market
	Shares	Value

American Medical Systems Holdings, Inc.*	380	$6,430
Hi-Tech Pharmacal Co., Inc.*	280	6,283
Life Technologies Corp.*	130	6,052
Emergency Medical Services Corp.*	130	6,045
Eli Lilly & Co.	180	5,945
ResMed, Inc.*	130	5,876
Watson Pharmaceuticals, Inc.*	160	5,862
Cubist Pharmaceuticals, Inc.*	290	5,858
Becton, Dickinson & Co.	80	5,580
Universal Health Services, Inc. — Class B	90	5,574
PDL BioPharma, Inc.	670	5,280
Intuitive Surgical, Inc.*	20	5,245
Amedisys, Inc.*	120	5,236
Kinetic Concepts, Inc.*	140	5,177
Stryker Corp.	110	4,997
Bristol-Myers Squibb Co.	220	4,954
Alexion Pharmaceuticals, Inc.*	110	4,899
RehabCare Group, Inc.*	210	4,555
Biogen Idec, Inc.*	90	4,547
Cerner Corp.*	60	4,488
Humana, Inc.*	120	4,476
Perrigo Co.	130	4,419
Merck & Company, Inc.	120	3,796
Catalyst Health Solutions, Inc.*	120	3,498
Invacare Corp.	150	3,342
Sucampo Pharmaceuticals, Inc. — Class A*	560	3,265
Eclipsys Corp.*	150	2,895
Mylan Laboratories, Inc.*	180	2,882
Symmetry Medical, Inc.*	260	2,696
Allscripts Healthcare Solutions, Inc.	120	2,432
Triple-S Management Corp. - Class B*	130	2,180
Kindred Healthcare, Inc.*	120	1,948
Centene Corp.*	100	1,894
Medtronic, Inc.	50	1,840
Amgen, Inc.*	30	1,807
Parexel International Corp.*	130	1,767
Illumina, Inc.*	40	1,700
Thoratec Corp.*	50	1,514
Wyeth	30	1,457
Cyberonics, Inc.*	90	1,435
Questcor Pharmaceuticals, Inc.*	240	1,325
LHC Group, Inc.*	40	1,197

 3

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Celgene Corp.*	20	$1,118
Cornerstone Therapeutics, Inc.*	140	917
NuVasive, Inc.*	20	835
Kendle International, Inc.*	40	669
Coventry Health Care, Inc.*	20	399
Inverness Medical Innovations, Inc.*	10	387
Albany Molecular Research, Inc.*	30	260

Total Health Care		278,934

INDUSTRIALS 11.0%
General Electric Co.	830	13,629
United Parcel Service, Inc. — Class B	130	7,341
Northrop Grumman Corp.	140	7,245
L-3 Communications Holdings, Inc.	90	7,229
Republic Services, Inc.	270	7,174
Lockheed Martin Corp.	90	7,027
Union Pacific Corp.	120	7,002
Raytheon Co.	140	6,716
Fluor Corp.	130	6,610
Valmont Industries, Inc.	70	5,963
Copa Holdings SA	130	5,784
VSE Corp.	140	5,461
School Specialty, Inc.*	230	5,456
Shaw Group, Inc.*	170	5,455
Alliant Techsystems, Inc.*	70	5,449
Carlisle Companies, Inc.	160	5,426
Powell Industries, Inc.*	140	5,375
Oshkosh Corp.	170	5,258
International Shipholding Corp.	170	5,238
TBS International Ltd. — Class A*	580	5,046
ICT Group, Inc.*	480	5,040
Diamond Management & Technology Consultants, Inc.	720	4,932
American Railcar Industries, Inc.	440	4,668
Willis Lease Finance Corp.*	340	4,648
LaBarge, Inc.*	390	4,387
Primoris Services Corp.	600	4,326
DynCorp International, Inc. - Class A*	240	4,320
KBR, Inc.	180	4,192
Chart Industries, Inc.*	190	4,102
Mueller Industries, Inc.	170	4,058

		Market
	Shares	Value

Joy Global, Inc.	80	$3,915
Dover Corp.	100	3,876
Administaff, Inc.	140	3,678
SPX Corp.	60	3,676
SkyWest, Inc.	220	3,648
A.O. Smith Corp.	90	3,429
First Advantage Corp. — Class A*	180	3,339
AAON, Inc.	160	3,213
Burlington Northern Santa Fe Corp.	40	3,193
First Solar, Inc.*	20	3,057
Harbin Electric, Inc.*	170	2,870
Avis Budget Group, Inc.*	210	2,806
Apogee Enterprises, Inc.	170	2,553
United Technologies Corp.	40	2,437
Geo Group, Inc.*	120	2,420
Emerson Electric Co.	60	2,405
Eaton Corp.	40	2,264
American Reprographics Co.*	220	2,094
Flowserve Corp.	20	1,971
Ducommun, Inc.	100	1,891
URS Corp.*	40	1,746
General Dynamics Corp.	20	1,292
Beacon Roofing Supply, Inc.*	80	1,278
CSX Corp.	30	1,256
Harsco Corp.	30	1,062
Celadon Group, Inc.*	80	905
Consolidated Graphics, Inc.*	30	748
Honeywell International, Inc.	20	743
EnerSys*	30	664
Genco Shipping & Trading Ltd.	30	623
Mobile Mini, Inc.*	30	521
McDermott International, Inc.*	20	505
ABM Industries, Inc.	20	421
Snap-On, Inc.	10	348
Seahawk Drilling, Inc.*	10	311
Eagle Bulk Shipping Inc.	60	308
Titan International, Inc.	30	267
EMCOR Group, Inc.*	10	253
Masco Corp.	10	129

Total Industrials		246,672

CONSUMER DISCRETIONARY 10.2%
Comcast Corp. — Class A	590	9,965
McDonald’s Corp.	140	7,990
Priceline.com, Inc.*	40	6,633
Ross Stores, Inc.	130	6,210
Jo-Ann Stores, Inc.*	230	6,171

 4

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

H&R Block, Inc.	330	$6,065
Chipotle Mexican Grill, Inc. — Class A*	60	5,823
G-III Apparel Group Ltd.*	400	5,660
Books-A-Million, Inc.	470	5,659
Leggett & Platt, Inc.	290	5,626
Staples, Inc.	240	5,573
Petsmart, Inc.	250	5,437
Core-Mark Holding Company, Inc.*	190	5,434
Unifirst Corp.	120	5,334
Sears Holdings Corp.*	80	5,225
Regal Entertainment Group — Class A	420	5,174
Family Dollar Stores, Inc.	190	5,016
Aeropostale, Inc.*	110	4,782
Lithia Motors, Inc. — Class A*	300	4,677
Carrols Restaurant Group, Inc.*	520	3,931
Gander Mountain Co.*	740	3,804
Amazon.com, Inc.*	40	3,734
Liberty Media Corp. — Entertainment*	120	3,733
GameStop Corp.*	140	3,706
Benihana, Inc.*	610	3,495
Time Warner Cable, Inc.	80	3,447
Fred’s, Inc.	270	3,437
Liberty Global, Inc. — Class A*	150	3,385
Best Buy Company, Inc.	90	3,377
WMS Industries, Inc.*	70	3,119
Polo Ralph Lauren Corp.	40	3,065
Barnes & Noble, Inc.	130	2,889
CKE Restaurants, Inc.	260	2,727
Time Warner, Inc.	90	2,590
Mac-Gray Corp.*	240	2,587
Johnson Controls, Inc.	100	2,556
Deckers Outdoor Corp.*	30	2,545
Cinemark Holdings, Inc.	240	2,486
Red Robin Gourmet Burgers, Inc.*	120	2,450
Bob Evans Farms, Inc.	80	2,325
Dolan Media Co.*	190	2,278
Apollo Group, Inc. — Class A*	30	2,210
Darden Restaurants, Inc.	60	2,048
Finish Line, Inc. — Class A	200	2,032
Big Lots, Inc.*	80	2,002
TJX Companies, Inc.	50	1,857
Standard Motor Products, Inc.	120	1,824
Williams-Sonoma, Inc.	90	1,821

		Market
	Shares	Value

Viacom, Inc. — Class B*	60	$1,682
Foot Locker, Inc.	140	1,673
Ulta Salon Cosmetics & Fragrance, Inc.*	100	1,651
Group 1 Automotive, Inc.	60	1,611
Tupperware Brands Corp.	40	1,597
Kenneth Cole Productions, Inc. — Class A	150	1,505
Texas Roadhouse, Inc.*	140	1,487
Charlotte Russe Holding, Inc.*	80	1,400
Limited Brands, Inc.	80	1,359
Carnival Corp.	40	1,331
New York Times Co. — Class A	140	1,137
Wendy’s/Arby’s Group, Inc. — Class A	240	1,135
Dick’s Sporting Goods, Inc.*	50	1,120
ITT Educational Services, Inc.*	10	1,104
Newell Rubbermaid, Inc.	70	1,098
D.R. Horton, Inc.	90	1,027
Rent-A-Center, Inc.*	50	944
Netflix, Inc.*	20	923
Asbury Automotive Group, Inc.*	70	888
Fortune Brands, Inc.	20	860
Citi Trends, Inc.*	30	854
Jack in the Box, Inc.*	40	820
Ambassadors Group, Inc.	50	783
True Religion Apparel, Inc.*	30	778
Spartan Motors, Inc.	140	720
Buckle, Inc.	20	683
Marcus Corp.	50	640
Brookfield Homes Corp.*	90	601
Kohl’s Corp.*	10	571
Rick’s Cabaret International, Inc.*	50	430
Einstein Noah Restaurant Group, Inc.*	30	361
Ford Motor Co.*	50	361
Isle of Capri Casinos, Inc.*	30	354
CTC Media, Inc.*	20	314

Total Consumer Discretionary		227,716

ENERGY 8.4%
Exxon Mobil Corp.	390	26,758
Chevron Corp.	190	13,382
XTO Energy, Inc.	170	7,025
Murphy Oil Corp.	120	6,909

 5

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Diamond Offshore Drilling, Inc.	70	$6,686
World Fuel Services Corp.	130	6,249
Atwood Oceanics, Inc.*	170	5,996
Chesapeake Energy Corp.	210	5,964
Nordic American Tanker Shipping	190	5,620
Southern Union Co.	270	5,613
Southwestern Energy Co.*	130	5,548
ConocoPhillips	120	5,419
Cal Dive International, Inc.*	520	5,143
ENSCO International, Inc.	120	5,105
Frontier Oil Corp.	360	5,011
Pride International, Inc.*	160	4,870
Overseas Shipholding Group, Inc.	120	4,484
SEACOR Holdings, Inc.*	50	4,082
Peabody Energy Corp.	100	3,722
Plains Exploration & Production Co.*	130	3,596
EOG Resources, Inc.	40	3,340
Teekay Tankers Ltd.	390	3,257
ATP Oil & Gas Corp.*	180	3,220
Helix Energy Solutions Group, Inc.*	200	2,996
Delek US Holdings, Inc.	340	2,914
Williams Companies, Inc.	150	2,681
GulfMark Offshore, Inc.*	80	2,619
Willbros Group, Inc.*	160	2,437
EXCO Resources, Inc.	130	2,430
Clayton Williams Energy, Inc.*	80	2,410
Schlumberger Ltd.	40	2,384
Rowan Companies, Inc.	100	2,307
James River Coal Co.*	120	2,293
Marathon Oil Corp.	70	2,233
National-Oilwell Varco, Inc.*	40	1,725
Consol Energy, Inc.	30	1,353
Petroleum Development Corp.*	70	1,306
Unit Corp.*	30	1,238
Swift Energy Co.*	50	1,184
Valero Energy Corp.	60	1,163
Tidewater, Inc.	20	942
Dresser-Rand Group, Inc.*	30	932
Hornbeck Offshore Services, Inc.*	30	827
Occidental Petroleum Corp.	10	784
PetroHawk Energy Corp.*	30	726
FMC Technologies, Inc.*	10	522
Key Energy Services, Inc.*	60	522
Penn Virginia Corp.	20	458

		Market
	Shares	Value

Geokinetics, Inc.*	20	$424
Cheniere Energy, Inc.*	10	29

Total Energy		188,838

CONSUMER STAPLES 5.9%
Procter & Gamble Co.	190	11,005
Coca-Cola Co.	120	6,444
Tyson Foods, Inc. — Class A	510	6,441
Philip Morris International, Inc.	130	6,336
Zhongpin, Inc.*	420	6,182
Archer-Daniels-Midland Co.	210	6,136
CVS Caremark Corp.	170	6,076
Kroger Co.	290	5,985
Wal-Mart Stores, Inc.	120	5,891
Universal Corp.	140	5,855
J.M. Smucker Co.	110	5,831
Central Garden and Pet Co. — Class A*	520	5,684
Seneca Foods Corp. — Class A*	200	5,480
Lorillard, Inc.	70	5,201
Village Super Market	170	5,010
PepsiCo, Inc.	80	4,693
Dean Foods Co.*	230	4,092
Hormel Foods Corp.	110	3,907
Coca-Cola Bottling Company Consolidated	80	3,874
Coca-Cola Enterprises, Inc.	170	3,640
Smithfield Foods, Inc.*	260	3,588
Nu Skin Enterprises, Inc.	190	3,521
Andersons, Inc.	100	3,520
Bunge Ltd.	50	3,130
Kraft Foods, Inc.	90	2,364
Susser Holdings Corp.*	130	1,634
Sysco Corp.	40	994
Walgreen Co.	10	375
Central European Distribution Corp.*	10	328

Total Consumer Staples		133,217

MATERIALS 4.8%
International Paper Co.	360	8,003
Ashland, Inc.	160	6,915
Reliance Steel & Aluminum Co.	150	6,384
Cabot Corp.	270	6,240
Hawkins, Inc.	260	6,074
Stepan Co.	100	6,008

 6

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

AEP Industries, Inc.*	150	$5,985
Glatfelter	500	5,740
Commercial Metals Co.	300	5,370
Innophos Holdings, Inc.	260	4,810
A. Schulman, Inc.	240	4,783
Dow Chemical Co.	180	4,693
Lubrizol Corp.	60	4,288
Steel Dynamics, Inc.	240	3,682
Temple-Inland, Inc.	210	3,448
LSB Industries, Inc.*	180	2,803
NewMarket Corp.	30	2,791
MeadWestvaco Corp.	120	2,677
RPM International, Inc.	120	2,219
Eastman Chemical Co.	40	2,142
Clearwater Paper Corp.*	50	2,066
General Steel Holdings, Inc.*	510	1,984
Nucor Corp.	40	1,880
Bway Holding Co.*	100	1,851
Walter Industries, Inc.	30	1,802
Koppers Holdings, Inc.	30	889
Newmont Mining Corp.	20	880
Cliffs Natural Resources, Inc	20	647

Total Materials		107,054

UTILITIES 4.4%
PPL Corp.	230	6,978
Dominion Resources, Inc.	200	6,900
NRG Energy, Inc.*	230	6,484
OGE Energy Corp.	180	5,955
Northeast Utilities	250	5,935
CMS Energy Corp.	430	5,762
Entergy Corp.	70	5,590
FirstEnergy Corp.	120	5,486
Unitil Corp.	240	5,388
American Water Works Company, Inc.	260	5,184
Integrys Energy Group, Inc.	140	5,025
Mirant Corp.*	300	4,929
NSTAR	150	4,773
FPL Group, Inc.	80	4,418
TECO Energy, Inc.	310	4,365
Atmos Energy Corp.	150	4,227
Exelon Corp.	70	3,473
Public Service Enterprise Group, Inc.	100	3,144
Black Hills Corp.	100	2,517
AES Corp.*	130	1,927

		Market
	Shares	Value

UGI Corp.	40	$1,002

Total Utilities		99,462

TELECOMMUNICATION SERVICES 1.2%
AT&T, Inc.	410	11,074
Verizon Communications, Inc.	360	10,897
AboveNet, Inc.*	40	1,951
iPCS, Inc. — Class A*	60	1,044
tw telecom Inc.*	60	807
Sprint Nextel Corp.*	80	316

Total Telecommunication Services		26,089

Total Common Stocks (Cost $1,599,953)		2,066,490

	Face
	Amount
REPURCHASE AGREEMENTS† 8.0%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$46,546	46,546
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	33,083	33,083
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	33,083	33,083
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	33,083	33,083
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	33,083	33,083

Total Repurchase Agreements (Cost $178,878)		178,878

 7

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
		Value
Total Investments 100.3%(a) (Cost $1,778,831)		$2,245,368

Liabilities in Excess of Other Assets – (0.3)%		$(7,123)

Net Assets – 100.0%		$2,238,245

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
December 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $120,040)	2	$967
December 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $68,790)	1	(1,212)

(Total Aggregate Market Value of Contracts $188,830)		$(245)

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 8

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 45.2%

INFORMATION TECHNOLOGY 9.0%
Metavante Technologies, Inc.*§	9,370	$323,078
Sun Microsystems, Inc.*§	34,770	316,059
Affiliated Computer Services, Inc. — Class A*§	3,420	185,261
Altera Corp.§	5,170	106,037
Computer Sciences Corp.*§	1,840	96,986
EMC Corp.*§	5,000	85,200
Sohu.com, Inc.*§	1,000	68,780
Hewlett-Packard Co.§	1,340	63,261
Apple, Inc.*§	340	63,026
Tech Data Corp.*§	1,470	61,167
Jabil Circuit, Inc.§	4,190	56,188
Diebold, Inc.§	1,660	54,664
SPSS, Inc.*	1,050	52,447
BMC Software, Inc.*§	1,390	52,167
CA, Inc.§	2,140	47,059
Compuware Corp.*§	5,810	42,587
Brocade Communications Systems, Inc.*§	5,400	42,444
F5 Networks, Inc.*§	1,000	39,630
Broadridge Financial Solutions, Inc.§	1,960	39,396
Micron Technology, Inc.*§	4,740	38,868
Dolby Laboratories, Inc. — Class A*§	1,000	38,190
Xilinx, Inc.§	1,620	37,940
QLogic Corp.*§	2,070	35,604
Corning, Inc.§	2,310	35,366
Western Digital Corp.*§	930	33,973
Akamai Technologies, Inc.*	1,700	33,456
Global Payments, Inc.§	690	32,223
eBay, Inc.*	1,060	25,027
ANSYS, Inc.*§	620	23,231
Ingram Micro, Inc. — Class A*§	1,360	22,916
Cypress Semiconductor Corp.*§	2,180	22,519
Red Hat, Inc.*§	790	21,836
Fiserv, Inc.*§	410	19,762
Broadcom Corp. — Class A*§	640	19,642
Ciena Corp.*	1,200	19,536
VMware, Inc.*§	430	17,273
Flir Systems, Inc.*§	570	15,943
Genpact Ltd.*§	1,080	13,284
Cree, Inc.*	310	11,392

		Market
	Shares	Value

Marvell Technology Group Ltd.*§	450	$7,285
Teradata Corp.*§	230	6,330
Google, Inc. — Class A*	10	4,959
NeuStar, Inc.*§	190	4,294
Cognizant Technology Solutions Corp. — Class A*§	100	3,866
Ariba, Inc.*§	240	2,784
Silicon Laboratories, Inc.*	60	2,782
Amphenol Corp.§	40	1,507
Avnet, Inc.*§	40	1,039

Total Information Technology		2,348,264

HEALTH CARE 8.0%
Schering-Plough Corp.§	15,620	441,265
Wyeth§	9,060	440,135
Varian, Inc.*§	3,320	169,519
Sepracor, Inc.*	4,560	104,424
Baxter International, Inc.§	1,380	78,674
Watson Pharmaceuticals, Inc.*§	1,830	67,051
Biogen Idec, Inc.*§	1,290	65,171
ResMed, Inc.*§	1,120	50,624
Gilead Sciences, Inc.*§	1,040	48,443
Express Scripts, Inc.*§	560	43,445
Community Health Systems, Inc.*§	1,210	38,635
Mylan Laboratories, Inc.*§	2,380	38,104
Universal Health Services, Inc. — Class B§	530	32,823
Millipore Corp.*§	450	31,648
Perrigo Co.§	920	31,271
Medco Health Solutions, Inc.*§	560	30,974
Abbott Laboratories§	600	29,682
LifePoint Hospitals, Inc.*§	1,090	29,495
Endo Pharmaceuticals Holdings, Inc.*	1,200	27,156
Amgen, Inc.*§	430	25,899
Health Management Associates, Inc. — Class A*§	3,040	22,770
Omnicare, Inc.§	1,000	22,520
Lincare Holdings, Inc.*§	680	21,250
Allscripts Healthcare Solutions, Inc.§	1,010	20,473
Edwards Lifesciences Corp.*§	260	18,177
Thermo Fisher Scientific, Inc.*§	410	17,905

 1

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Inverness Medical Innovations*	51	$13,209
athenahealth, Inc.*§	340	13,046
Cerner Corp.*§	160	11,968
Myriad Pharmaceuticals, Inc.*§	2,020	11,837
Eclipsys Corp.*§	610	11,773
Intuitive Surgical, Inc.*§	40	10,490
Cardinal Health, Inc.§	300	8,040
McKesson Corp.	130	7,741
Myriad Genetics, Inc.*	280	7,672
Boston Scientific Corp.*	640	6,778
Phase Forward, Inc.*§	480	6,739
Johnson & Johnson§	110	6,698
Onyx Pharmaceuticals, Inc.*§	220	6,593
Computer Programs & Systems, Inc.§	150	6,211
Sanofi-Aventis — SP ADR§	150	5,542
Omnicell, Inc.*§	490	5,459
OSI Pharmaceuticals, Inc.*§	110	3,883
MedAssets, Inc.*§	160	3,611
Bristol-Myers Squibb Co.§	160	3,603
Hospira, Inc.*	30	1,338
Teva Pharmaceutical Industries Ltd. — SP ADR§	10	506

Total Health Care		2,100,270

CONSUMER DISCRETIONARY 5.7%
Marvel Entertainment, Inc.*	3,790	188,060
DeVry, Inc.§	1,420	78,554
Hasbro, Inc.§	2,390	66,322
DreamWorks Animation SKG, Inc. — Class A*§	1,680	59,758
Burger King Holdings, Inc.§	3,360	59,102
DIRECTV Group, Inc.*§	2,130	58,745
Priceline.com, Inc.*§	310	51,404
AutoZone, Inc.*§	310	45,328
Apollo Group, Inc. — Class A*§	570	41,992
Amazon.com, Inc.*§	440	41,078
Clear Channel Outdoor Holdings, Inc. — Class A*§	5,770	40,390
TJX Companies, Inc.§	960	35,664
Ross Stores, Inc.§	730	34,872
Panera Bread Co.*§	600	33,000
D.R. Horton, Inc.§	2,620	29,894
ITT Educational Services, Inc.*§	260	28,707

		Market
	Shares	Value

Interpublic Group of Companies, Inc.*§	3,770	$28,350
Darden Restaurants, Inc.§	830	28,328
Comcast Corp. — Class A§	1,640	27,700
The Gap, Inc.§	1,230	26,322
Lennar Corp. — Class A§	1,670	23,797
Garmin Ltd.	580	21,889
John Wiley & Sons, Inc. — Class A§	580	20,172
Exide Technologies*	2,480	19,766
AutoNation, Inc.*§	1,090	19,707
Time Warner Cable, Inc.§	430	18,529
LKQ Corp.*§	950	17,613
Liberty Global, Inc. — Class A*§	780	17,605
Big Lots, Inc.*§	590	14,762
Petsmart, Inc.§	660	14,355
Guess?, Inc.§	370	13,705
H&R Block, Inc.§	740	13,601
Virgin Media, Inc.§	860	11,971
McDonald’s Corp.§	200	11,414
Liberty Media Corp. — Entertainment*§	320	9,955
Brinker International, Inc.§	630	9,910
Lowe’s Companies, Inc.§	470	9,842
Weight Watchers International, Inc.§	320	8,781
Chipotle Mexican Grill, Inc. — Class A*§	90	8,734
CBS Corp.	720	8,676
Best Buy Company, Inc.§	230	8,630
VF Corp.§	110	7,967
Coach, Inc.§	240	7,901
Netflix, Inc.*§	170	7,849
GameStop Corp.*§	290	7,676
Staples, Inc.§	320	7,430
Brink’s Home Security Holdings, Inc.*§	220	6,774
WMS Industries, Inc.*§	150	6,684
Family Dollar Stores, Inc.§	240	6,336
Blue Nile, Inc.*§	100	6,212
Bed Bath & Beyond, Inc.*§	160	6,006
American Public Education, Inc.*§	170	5,906
Royal Caribbean Cruises Ltd.*§	230	5,538
International Speedway Corp. — Class A§	200	5,514
CTC Media, Inc.*	350	5,502
O’Reilly Automotive, Inc.*§	150	5,421
Matthews International Corp. — Class A§	150	5,307

 2

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Limited Brands, Inc.§	310	$5,267
Sherwin-Williams Co.§	80	4,813
Advance Auto Parts, Inc.§	120	4,714
Service Corporation International	640	4,486
Autoliv, Inc.§	130	4,368
Foot Locker, Inc.§	360	4,302
Warner Music Group Corp.*	760	4,203
K12, Inc.*§	250	4,120
Lamar Advertising Co.*	150	4,116
Federal Mogul Corp. — Class A*	340	4,104
Shutterfly, Inc.*§	230	3,825
PetMed Express, Inc.§	170	3,205
Viacom, Inc. — Class B*	110	3,084
Overstock.com, Inc.*§	210	3,081
NutriSystem, Inc.§	200	3,052
Sotheby’s§	170	2,929
Dollar Tree, Inc.*§	60	2,921
Superior Industries International, Inc.§	200	2,840
Corinthian Colleges, Inc.*§	150	2,784
Capella Education Co.*§	40	2,694
Johnson Controls, Inc.§	100	2,556
HSN, Inc.*	120	1,954
Stamps.com, Inc.*§	180	1,665
Raser Technologies, Inc.*§	610	933
TRW Automotive Holdings Corp.*	50	838
Cooper Tire & Rubber Co.	10	176

Total Consumer Discretionary		1,494,037

ENERGY 5.7%
Atlas Energy, Inc.	14,372	389,061
BJ Services Co.	12,520	243,264
NATCO Group, Inc.*	3,550	157,194
TEPPCO Partners LP§	2,280	79,162
Range Resources Corp.	1,200	59,232
Murphy Oil Corp.	730	42,026
Encore Acquisition Co.*	1,100	41,140
Hess Corp.	720	38,491
Anadarko Petroleum Corp.	520	32,620
Southwestern Energy Co.*	750	32,010
Overseas Shipholding Group, Inc.	810	30,270
Occidental Petroleum Corp.	320	25,088
Noble Energy, Inc.	350	23,086
Whiting Petroleum Corp.*	380	21,880
Helmerich & Payne, Inc.	550	21,741
Concho Resources, Inc.*	570	20,702
Dresser-Rand Group, Inc.*	640	19,885

		Market
	Shares	Value

CNX Gas Corp.*	630	$19,341
Pride International, Inc.*	620	18,873
EOG Resources, Inc.	210	17,537
National-Oilwell Varco, Inc.*	350	15,095
Oceaneering International, Inc.*	230	13,052
Rowan Companies, Inc.	540	12,458
Peabody Energy Corp.	290	10,794
Chevron Corp.	150	10,565
Atwood Oceanics, Inc.*	290	10,228
Diamond Offshore Drilling, Inc.	100	9,552
Schlumberger Ltd.	150	8,940
Tesoro Corp.	550	8,239
Williams Companies, Inc.	400	7,148
Arch Coal, Inc.	310	6,860
Tidewater, Inc.	130	6,122
Halliburton Co.	200	5,424
XTO Energy, Inc.	130	5,372
ENSCO International, Inc.	120	5,105
Continental Resources, Inc.*	130	5,092
Frontline Ltd.	210	4,912
Cabot Oil & Gas Corp.	120	4,290
Marathon Oil Corp.	100	3,190
FMC Technologies, Inc.*	60	3,134
SEACOR Holdings, Inc.*	20	1,633
Consol Energy, Inc.	30	1,353
Nabors Industries Ltd.*	30	627

Total Energy		1,491,788

FINANCIALS 4.6%
Genworth Financial, Inc. — Class A*	7,210	86,159
Allied World Assurance Company Holdings Ltd	1,700	81,481
Annaly Capital Management, Inc.	4,050	73,467
First Horizon National Corp.*	4,790	63,377
People’s United Financial, Inc.	3,680	57,261
American International Group, Inc.*	1,140	50,285
Digital Realty Trust, Inc.	1,090	49,824
Hanover Insurance Group, Inc.	1,200	49,596
Discover Financial Services	3,030	49,177
IntercontinentalExchange, Inc.*	460	44,707
Brown & Brown, Inc.	2,220	42,535
Federated Investors, Inc. — Class B	1,540	40,610
Blackrock, Inc.	180	39,028

 3

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

BB&T Corp.	1,400	$38,136
Hudson City Bancorp, Inc.	2,690	35,373
Unum Group	1,430	30,659
M&T Bank Corp.	460	28,667
MetLife, Inc.	730	27,791
American Financial Group, Inc.	890	22,695
CME Group, Inc.	70	21,573
Public Storage	230	17,305
HCP, Inc.	600	17,244
Wesco Financial Corp.	50	16,275
Ameriprise Financial, Inc.	430	15,622
Health Care REIT, Inc.	350	14,567
HCC Insurance Holdings, Inc.	460	12,581
MSCI, Inc. — Class A*	410	12,144
Douglas Emmett, Inc.	830	10,192
Forest City Enterprises, Inc. — Class A	700	9,359
Janus Capital Group, Inc.	650	9,217
AmeriCredit Corp.*	560	8,842
Alexandria Real Estate Equities, Inc.	160	8,696
Nasdaq Stock Market, Inc.*	400	8,420
Associated Banc-Corp.	680	7,766
Investment Technology Group, Inc.*	250	6,980
TD Ameritrade Holding Corp.*	330	6,475
First Citizens BancShares, Inc. — Class A	40	6,364
W.R. Berkley Corp.	250	6,320
HRPT Properties Trust	810	6,091
Transatlantic Holdings, Inc.	120	6,020
Stancorp Financial Group, Inc.	130	5,248
Popular, Inc.	1,590	4,500
Cullen/Frost Bankers, Inc.	80	4,131
Hospitality Properties Trust	200	4,074
SunTrust Banks, Inc.	170	3,834
U.S. Bancorp	150	3,279
T. Rowe Price Group, Inc.	70	3,199
Invesco Ltd.	140	3,186
Franklin Resources, Inc.	30	3,018
Prudential Financial, Inc.	60	2,995
Northern Trust Corp.	50	2,908
Lazard Ltd. — Class A	50	2,066
Eaton Vance Corp.	40	1,120
BancorpSouth, Inc.	40	976
Interactive Brokers Group, Inc. — Class A*	40	795
PHH Corp.*	40	794
Morgan Stanley	20	618

		Market
	Shares	Value

First Niagara Financial Group, Inc.	50	$617
Financial Federal Corp.	20	494
Portfolio Recovery Associates, Inc.*	10	453
Liberty Property Trust	10	325
Simon Property Group, Inc.	—	30

Total Financials		1,187,541

CONSUMER STAPLES 3.7%
PepsiAmericas, Inc.§	5,000	142,800
Pepsi Bottling Group, Inc.§	3,830	139,565
Wal-Mart Stores, Inc.§	1,970	96,707
Alberto-Culver Co.§	2,880	79,718
Church & Dwight Company, Inc.§	1,240	70,358
J.M. Smucker Co.§	1,210	64,142
BJ’s Wholesale Club, Inc.*§	1,600	57,952
Del Monte Foods Co.§	4,480	51,878
Dean Foods Co.*§	2,620	46,610
General Mills, Inc.§	690	44,422
Hansen Natural Corp.*§	800	29,392
Philip Morris International, Inc.§	500	24,370
Coca-Cola Co.§	360	19,332
Kimberly-Clark Corp.§	260	15,335
Colgate-Palmolive Co.§	200	15,256
Procter & Gamble Co.§	250	14,480
Rite Aid Corp.*§	8,600	14,104
Reynolds American, Inc.	200	8,904
Clorox Co.§	150	8,823
Dr Pepper Snapple Group, Inc.*§	210	6,038
Universal Corp.§	60	2,509
Vector Group Ltd.§	160	2,493

Total Consumer Staples		955,188

INDUSTRIALS 3.2%
W.W. Grainger, Inc.§	1,110	99,190
Burlington Northern Santa Fe Corp.§	760	60,671
Goodrich Corp.§	820	44,559
United Parcel Service, Inc. — Class B§	710	40,094
Timken Co.§	1,610	37,722
Union Pacific Corp.§	630	36,760
URS Corp.*§	830	36,229
Aecom Technology Corp.*§	1,320	35,825
Norfolk Southern Corp.§	750	32,332

 4

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Manpower, Inc.	530	$30,056
Precision Castparts Corp.§	290	29,542
MSC Industrial Direct Co.§	640	27,891
Thomas & Betts Corp.*§	910	27,373
Dun & Bradstreet Corp.§	330	24,856
Gardner Denver, Inc.*§	680	23,718
ITT Corp.§	340	17,731
CSX Corp.§	400	16,744
FTI Consulting, Inc.*§	390	16,618
Roper Industries, Inc.§	290	14,784
Joy Global, Inc.§	280	13,703
GATX Corp.§	490	13,695
Hubbell, Inc. — Class B	320	13,440
Rockwell Automation, Inc.	310	13,206
Pentair, Inc.§	430	12,694
TransDigm Group, Inc.*	250	12,452
Dover Corp.	230	8,915
Flowserve Corp.§	90	8,869
Eaton Corp.	150	8,489
Avis Budget Group, Inc.*§	620	8,283
L-3 Communications Holdings, Inc.§	100	8,032
Alexander & Baldwin, Inc.§	230	7,381
Sunpower Corp.*§	240	7,174
Robert Half International, Inc.§	250	6,255
WESCO International, Inc.*§	200	5,760
Fluor Corp.§	110	5,594
Donaldson Company, Inc.§	160	5,541
Bucyrus International, Inc.§	120	4,274
Snap-On, Inc.§	110	3,824
Parker Hannifin Corp.§	50	2,592
Trinity Industries, Inc.§	100	1,719
Kirby Corp.*	10	368

Total Industrials		824,955

MATERIALS 2.5%
Nucor Corp.§	2,200	103,422
Ball Corp.§	1,230	60,516
Airgas, Inc.§	1,240	59,979
AptarGroup, Inc.§	1,110	41,470
Ashland, Inc.§	680	29,390
FMC Corp.§	470	26,437
Schnitzer Steel Industries, Inc. — Class A§	480	25,560
Monsanto Co.§	310	23,994
Crown Holdings, Inc.*§	790	21,488
Reliance Steel & Aluminum Co.§	490	20,854
Bemis Co.§	790	20,469
Valspar Corp.§	730	20,082

		Market
	Shares	Value

Sonoco Products Co.§	670	$18,452
Eastman Chemical Co.	340	18,204
Pactiv Corp.*§	650	16,932
Steel Dynamics, Inc.§	1,040	15,954
Walter Industries, Inc.§	240	14,414
Cliffs Natural Resources, Inc§	380	12,297
United States Steel Corp.§	250	11,093
Huntsman Corp.	1,120	10,203
Allegheny Technologies, Inc.§	280	9,797
RPM International, Inc.§	500	9,245
International Paper Co.	320	7,114
PPG Industries, Inc.§	120	6,985
Intrepid Potash, Inc.*§	280	6,605
Albemarle Corp.§	190	6,574
Sealed Air Corp.§	330	6,478
Deltic Timber Corp.§	140	6,408
Glatfelter§	520	5,970
Clearwater Paper Corp.*	130	5,373
Schweitzer-Mauduit International, Inc.§	90	4,892
MeadWestvaco Corp.§	190	4,239
AK Steel Holding Corp.	160	3,157
Wausau Paper Corp.§	280	2,800
Terra Industries, Inc.	60	2,080
Domtar Corp.*§	20	704

Total Materials		659,631

UTILITIES 2.2%
NSTAR§	3,200	101,824
DPL, Inc.§	2,850	74,385
American Water Works Company, Inc.§	3,710	73,978
PG&E Corp.§	1,770	71,667
Wisconsin Energy Corp.§	1,430	64,593
Northeast Utilities§	2,440	57,926
AES Corp.*§	2,350	34,827
National Fuel Gas Co.§	740	33,899
NRG Energy, Inc.*	1,000	28,190
Entergy Corp.§	300	23,958
Dynegy, Inc.*§	3,800	9,690
Mirant Corp.*§	500	8,215
Ormat Technologies, Inc.§	70	2,857

Total Utilities		586,009

TELECOMMUNICATION SERVICES 0.6%
Centennial Communications Corp.*§	9,270	73,975

 5

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Verizon Communications, Inc.	2,050	$62,053
American Tower Corp. — Class A*§	390	14,196
Leap Wireless International, Inc. — Class B*	380	7,429

Total Telecommunication Services		157,653

Total Common Stocks
(Cost $10,371,078)		11,805,336

EXCHANGE TRADED FUNDS 4.7%
iShares MSCI Chile Investable Market Index Fund§	4,150	198,744
Liberty All Star Equity Fund§	45,801	193,738
Nuveen Core Equity Alpha Fund§	15,670	173,310
First Trust Enhanced Equity Income Fund, Inc.§	16,650	170,496
iShares MSCI Brazil Index Fund§	1,490	100,828
iShares MSCI Emerging Markets Index Fund§	2,550	99,221
iShares MSCI Malaysia Index Fund§	7,290	73,921
Vanguard Emerging Markets ETF§	1,840	70,950
iPath MSCI India Index ETN*§	860	50,680
iShares MSCI BRIC Index Fund§	860	36,060
iShares MSCI Sweden Index Fund§	820	18,999
iShares MSCI Turkey Index Fund§	370	18,604
iShares MSCI South Africa Index Fund§	160	8,760
iShares MSCI South Korea Index Fund§	180	8,528
iShares MSCI Singapore Index Fund§	620	6,665
iShares MSCI Taiwan Index Fund, Inc.	10	123

Total Exchange Traded Funds
(Cost $1,032,858)		1,229,627

CLOSED-END FUND 3.4%
Royce Value Trust, Inc.§	4,370	45,098

		Market
	Shares	Value

Cohen & Steers REIT and Utility Income Fund, Inc.§	4,470	$42,510
Cohen & Steers Select Utility Fund, Inc.§	2,750	38,142
Blackrock Dividend Achievers Trust§	4,130	34,692
Adams Express Co.§	3,390	33,120
General American Investors Company, Inc.§	1,380	32,844
SunAmerica Focused Alpha Growth Fund§	2,710	32,710
H&Q Healthcare Investors*§	2,840	32,120
John Hancock Bank and Thrift Opportunity Fund§	2,210	31,227
Macquarie Global Infrastructure Total Return Fund, Inc.§	2,010	30,210
Petroleum & Resources Corp.§	1,290	30,005
Zweig Fund, Inc.§	9,250	29,693
Cohen & Steers Advantage Income Realty Fund, Inc.§	4,950	29,255
BlackRock Strategic Dividend Achievers Trust§	3,280	28,798
H&Q Life Sciences Investors*	2,940	27,136
Royce Micro-Cap Trust, Inc.§	3,510	25,623
Gabelli Global Deal Fund§	1,710	25,376
Clough Global Equity Fund§	1,820	25,225
Cohen & Steers Premium
Income Realty Fund, Inc.§	4,650	24,971
LMP Capital and Income
Fund, Inc.	2,560	24,576
SunAmerica Focused Alpha Large-Cap Fund, Inc.§	2,010	24,401
Source Capital, Inc.§	540	22,415
Madison/Claymore Covered Call & Equity Strategy Fund§	2,580	21,440
Nuveen Tax-Advantaged Total Return Strategy Fund	2,090	21,402
Old Mutual Claymore Long-Short Fund§	2,750	21,368
Nuveen Diversified Dividend and Income Fund§	2,270	21,315
BlackRock Real Asset Equity Trust§	1,690	19,300
Nuveen Tax-Advantaged Dividend Growth Fund	1,710	18,400
Cohen & Steers Dividend Majors Fund, Inc.§	1,850	18,056

 6

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

DWS Dreman Value Income Edge Fund, Inc.§	1,610	$18,000
Lazard Global Total Return and Income Fund, Inc.§	1,100	15,587
Macquarie/First Trust Global Infrastructure/Utilities
Dividend & Income Fund§	1,250	14,675
Franklin Universal Trust§	2,450	13,402
John Hancock Tax-Advantaged Dividend Income Fund§	770	9,317
Nuveen Equity Premium Advantage Fund§	670	8,409
Advent Claymore Enhanced Growth & Income Fund, Inc.	580	6,287
Blackrock Health Sciences Trust§	240	5,616

Total Closed-End Fund
(Cost $825,880)		902,721

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 42.9%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09§	$6,528,146	6,528,146
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,168,903	1,168,903
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	1,168,903	1,168,903
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,168,903	1,168,903
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,168,903	1,168,903

Total Repurchase Agreements
(Cost $11,203,758)		11,203,758

Total Long Securities 96.2%(a)
(Cost $23,433,574)		$25,141,442

		Market
	Shares	Value

COMMON STOCKS SOLD SHORT (35.4)%(b)

TELECOMMUNICATION SERVICES (0.3)%
Warner Chilcott PLC*	1	$(22)
United States Cellular Corp.*	140	(5,470)
Telephone & Data Systems, Inc.	350	(10,853)
Crown Castle International Corp.*	360	(11,290)
NII Holdings, Inc.*	520	(15,590)
Sprint Nextel Corp.*	5,570	(22,001)

Total Telecommunication Services		(65,226)

MATERIALS (1.1)%
Alcoa, Inc.	140	(1,837)
Lubrizol Corp.	30	(2,144)
Freeport-McMoRan Copper & Gold, Inc.*	100	(6,861)
Temple-Inland, Inc.	490	(8,046)
Ecolab, Inc.	180	(8,321)
Newmont Mining Corp.	240	(10,565)
Commercial Metals Co.	600	(10,740)
Eagle Materials, Inc.	390	(11,146)
Cabot Corp.	810	(18,719)
Cytec Industries, Inc.	690	(22,404)
Vulcan Materials Co.	480	(25,954)
Nalco Holding Co.	1,420	(29,096)
Scotts Miracle-Gro Co. – Class A	690	(29,635)
Weyerhaeuser Co.	1,010	(37,017)
Valhi, Inc.	4,860	(58,903)

Total Materials		(281,388)

INDUSTRIALS (2.6)%
Terex Corp*	40	(829)
Brink’s Co.	70	(1,884)
Danaher Corp.	40	(2,693)
Armstrong World Industries, Inc*	140	(4,824)
General Electric Co.	300	(4,926)
Corrections Corporation of America*	240	(5,436)
Hertz Global Holdings, Inc.*	610	(6,606)
Owens Corning, Inc.*	330	(7,408)
Manitowoc Company, Inc.	810	(7,671)
Oshkosh Corp.	290	(8,970)
Monster Worldwide, Inc.*	520	(9,090)
Textron, Inc.	490	(9,300)
Caterpillar, Inc.	200	(10,266)

 7

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

UTi Worldwide, Inc.	750	$(10,860)
Masco Corp.	1,020	(13,178)
PACCAR, Inc.	350	(13,199)
McDermott International, Inc.*	560	(14,151)
Kennametal, Inc.	590	(14,520)
3M Co.	200	(14,760)
Con-way, Inc.	460	(17,627)
USG Corp.*	1,070	(18,383)
Graco, Inc.	660	(18,394)
Deere & Co.	500	(21,460)
FedEx Corp.	380	(28,584)
Crane Co.	1,110	(28,649)
Continental Airlines, Inc.*	1,850	(30,414)
Delta Air Lines, Inc.*	3,440	(30,822)
AMR Corp.*	4,830	(38,399)
Landstar System, Inc.	1,240	(47,194)
Boeing Co.	1,100	(59,565)
Southwest Airlines Co.	8,400	(80,640)
Stericycle, Inc.*	2,200	(106,590)

Total Industrials		(687,292)

CONSUMER DISCRETIONARY (2.7)%
Liberty Media Corp. — Interactive*	40	(439)
Borgwarner, Inc.	50	(1,513)
Fortune Brands, Inc.	40	(1,719)
Career Education Corp.*	90	(2,194)
CarMax, Inc.*	110	(2,299)
Scripps Networks Interactive, Inc. — Class A	70	(2,586)
Black & Decker Corp.	60	(2,777)
Boyd Gaming Corp.*	400	(4,372)
Choice Hotels International, Inc.	160	(4,970)
Williams-Sonoma, Inc.	270	(5,462)
Eastman Kodak Co.	1,180	(5,640)
WABCO Holdings, Inc.	310	(6,510)
Sirius XM Radio, Inc.*	11,080	(7,036)
Scientific Games Corp. — Class A*	470	(7,440)
Penn National Gaming Inc.*	270	(7,468)
DISH Network Corp. — Class A*	430	(8,282)
Expedia, Inc.*	360	(8,622)
American Eagle Outfitters, Inc.	520	(8,767)
Thor Industries, Inc.	310	(9,594)
Hillenbrand, Inc.	480	(9,778)
Office Depot, Inc.*	1,540	(10,195)
M.D.C. Holdings, Inc.	300	(10,422)

		Market
	Shares	Value

Mohawk Industries, Inc.*	220	$(10,492)
New York Times Co. — Class A	1,360	(11,043)
Signet Jewelers Ltd.*	450	(11,849)
Liberty Media Corp. — Capital*	570	(11,924)
Mattel, Inc.	660	(12,184)
Harley-Davidson, Inc.	530	(12,190)
KB Home	760	(12,624)
NVR, Inc.*	20	(12,747)
Gentex Corp.	910	(12,877)
Home Depot, Inc.	550	(14,652)
Whirlpool Corp.	210	(14,692)
Abercrombie & Fitch Co. — Class A	480	(15,782)
Marriott International, Inc. — Class A	620	(17,106)
News Corp. — Class A	1,450	(17,386)
Goodyear Tire & Rubber Co.*	1,080	(18,392)
Dick’s Sporting Goods, Inc.*	830	(18,592)
Cablevision Systems Corp. — Class A	820	(19,475)
Harman International Industries, Inc.	600	(20,328)
Tiffany & Co.	540	(20,806)
Gannett Company, Inc.	1,720	(21,517)
Regal Entertainment Group — Class A	1,800	(22,176)
Starbucks Corp.*	1,250	(25,813)
Newell Rubbermaid, Inc.	1,660	(26,045)
Macy’s, Inc.	1,630	(29,813)
International Game Technology	1,490	(32,005)
Strayer Education, Inc.	240	(52,243)
Walt Disney Co.	3,070	(84,302)

Total Consumer Discretionary		(707,140)

UTILITIES (3.4)%
NV Energy Inc	1	(12)
Calpine Corp.*	360	(4,147)
Pepco Holdings, Inc.	340	(5,059)
RRI Energy, Inc.*	1,170	(8,354)
MDU Resources Group, Inc.	520	(10,842)
Edison International	350	(11,753)
Consolidated Edison, Inc.	420	(17,195)
Aqua America, Inc.	1,000	(17,640)
Atmos Energy Corp.	650	(18,317)
Great Plains Energy, Inc.	1,450	(26,027)
Southern Co.	920	(29,136)
Constellation Energy Group, Inc.	1,100	(35,607)

 8

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

EQT Corp.	1,070	$(45,582)
Allegheny Energy, Inc.	1,810	(48,001)
Public Service Enterprise Group, Inc.	1,650	(51,876)
Integrys Energy Group, Inc.	1,530	(54,912)
TECO Energy, Inc.	4,460	(62,797)
Oneok, Inc.	1,880	(68,846)
Duke Energy Corp.	4,480	(70,515)
PPL Corp.	2,640	(80,098)
Alliant Energy Corp.	3,700	(103,045)
Dominion Resources, Inc.	3,620	(124,890)

Total Utilities		(894,651)

CONSUMER STAPLES (3.6)%
ConAgra Foods, Inc.	1	(22)
Kraft Foods, Inc.	40	(1,051)
Central European Distribution Corp.*	80	(2,621)
Green Mountain Coffee Roasters*	60	(4,430)
Energizer Holdings, Inc.*	100	(6,634)
Smithfield Foods, Inc.*	710	(9,798)
NBTY, Inc.*	310	(12,270)
Whole Foods Market, Inc.*	440	(13,415)
SUPERVALU, Inc.	980	(14,759)
Campbell Soup Co.	580	(18,919)
Brown-Forman Corp.	560	(27,003)
Corn Products International, Inc.	970	(27,664)
Avon Products, Inc.	850	(28,866)
Kellogg Co.	600	(29,538)
Estee Lauder Companies, Inc. – Class A	850	(31,518)
Molson Coors Brewing Co. – Class B	680	(33,102)
Hormel Foods Corp.	1,050	(37,296)
Tyson Foods, Inc. — Class A	3,220	(40,669)
Coca – Cola Enterprises	2,010	(43,034)
Altria Group, Inc.	2,900	(51,649)
Flowers Foods, Inc.	2,130	(55,998)
Lorillard, Inc.	760	(56,468)
Constellation Brands, Inc. — Class A*	4,200	(63,630)
Hershey Co.	2,260	(87,824)
Sara Lee Corp.	8,930	(99,480)
PepsiCo, Inc.	2,480	(145,477)

Total Consumer Staples		(943,135)

		Market
	Shares	Value

ENERGY (4.0)%
Smith International, Inc.	70	$(2,009)
Hercules Offshore, Inc.*	760	(3,732)
Frontier Oil Corp.	300	(4,176)
Massey Energy Co.	170	(4,741)
Helix Energy Solutions Group, Inc.*	360	(5,393)
Patterson-UTI Energy, Inc.	400	(6,040)
Holly Corp.	260	(6,661)
Quicksilver Resources, Inc.*	470	(6,669)
Teekay Corp.	320	(6,999)
PetroHawk Energy Corp.*	310	(7,505)
Mariner Energy, Inc.*	530	(7,515)
SandRidge Energy, Inc.*	610	(7,906)
El Paso Corp.	940	(9,701)
Exterran Holdings, Inc.*	460	(10,920)
Plains Exploration & Production Co.*	400	(11,064)
Chesapeake Energy Corp.	420	(11,928)
ConocoPhillips	320	(14,451)
Forest Oil Corp.*	820	(16,047)
Valero Energy Corp.	1,120	(21,717)
Newfield Exploration Co.*	1,160	(49,370)
Enterprise Products Partners LP	2,810	(79,579)
Cameron International Corp.*	4,190	(158,466)
Baker Hughes, Inc.	5,000	(213,300)
Atlas Energy, Inc.	14,372	(389,050)

Total Energy		(1,054,939)

HEALTH CARE (4.8)%
Inverness Medical Innovations, Inc.*	40	(1,549)
CR Bard, Inc.	20	(1,572)
Brookdale Senior Living, Inc.*	200	(3,626)
Stryker Corp.	90	(4,089)
Forest Laboratories, Inc.*	180	(5,299)
IMS Health, Inc	380	(5,833)
Health Net, Inc.*	380	(5,852)
PerkinElmer, Inc.	330	(6,349)
Idexx Laboratories, Inc.*	150	(7,500)
Zimmer Holdings, Inc.*	150	(8,017)
Vertex Pharmaceuticals, Inc.*	240	(9,096)
Humana, Inc.*	250	(9,325)
Eli Lilly & Co.	340	(11,230)
Hill-Rom Holdings, Inc.	590	(12,850)
Patterson Companies, Inc.*	480	(13,080)
Waters Corp.*	240	(13,406)

 9

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Amylin Pharmaceuticals, Inc.*	980	$(13,416)
CooperCompanies, Inc.	560	(16,649)
Life Technologies Corp.*	360	(16,758)
Covance, Inc.*	370	(20,036)
Allergan, Inc.	410	(23,272)
Tenet Healthcare Corp.*	4,511	(26,525)
King Pharmaceuticals, Inc.*	2,910	(31,341)
Charles River Laboratories International, Inc.*	880	(32,542)
Hologic, Inc.*	2,521	(41,193)
United Therapeutics Corp.*	850	(41,642)
BioMarin Pharmaceuticals, Inc.*	2,380	(43,030)
Genzyme Corp.*	1,000	(56,730)
Teleflex, Inc.	1,290	(62,320)
Alexion Pharmaceuticals, Inc.*	1,630	(72,600)
Celgene Corp.*	1,600	(89,440)
Cephalon, Inc.*	2,070	(120,557)
Pfizer, Inc.	8,890	(147,130)
Merck & Company, Inc.	8,980	(284,037)

Total Health Care		(1,257,891)

FINANCIALS (5.7)%
CapitalSource, Inc.	60	(260)
State Street Corp.	20	(1,052)
Hartford Financial Services Group, Inc.	50	(1,325)
Allied Capital Corp.	530	(1,627)
Capital One Financial Corp.	50	(1,786)
First American Corp.	60	(1,942)
iStar Financial, Inc.*	660	(2,006)
Bank of Hawaii Corp.	50	(2,077)
Assurant, Inc.	70	(2,244)
City National Corp.	80	(3,114)
RenaissanceRe Holdings Ltd.	60	(3,286)
CNA Financial Corp.*	150	(3,621)
Lincoln National Corp.	140	(3,627)
ProLogis	310	(3,695)
Aflac, Inc.	90	(3,847)
Comerica, Inc.	130	(3,857)
Raymond James Financial, Inc.	170	(3,958)
Alleghany Corp.*	20	(5,181)
Principal Financial Group, Inc.	190	(5,204)
Zions Bancorporation	290	(5,211)
Kimco Realty Corp.	410	(5,346)
Citigroup, Inc.	1,180	(5,711)
Student Loan Corp.	130	(6,032)

		Market
	Shares	Value

TCF Financial Corp.	470	$(6,129)
BRE Properties, Inc.	200	(6,260)
Bank of New York Mellon Corp.	220	(6,378)
Valley National Bancorp	540	(6,637)
Regency Centers Corp.	180	(6,669)
Fidelity National Financial, Inc — Class A	460	(6,937)
Conseco, Inc.*	1,330	(6,996)
JPMorgan Chase & Co.	160	(7,011)
Vornado Realty Trust	110	(7,085)
OneBeacon Insurance Group Ltd. — Class A	520	(7,145)
Huntington Bancshares, Inc.	1,540	(7,253)
Loews Corp.	230	(7,878)
American National Insurance Co.	100	(8,520)
Charles Schwab Corp.	500	(9,575)
BOK Financial Corp.	210	(9,727)
Markel Corp.*	30	(9,895)
Protective Life Corp.	480	(10,282)
Allstate Corp.	380	(11,636)
GLG Partners, Inc.*	2,910	(11,727)
Wells Fargo & Co.	420	(11,836)
Unitrin, Inc.	630	(12,279)
SEI Investments Co.	630	(12,398)
CB Richard Ellis Group, Inc. — Class A*	1,120	(13,149)
Moody’s Corp.	650	(13,299)
Equity Residential	460	(14,122)
Fulton Financial Corp.	1,930	(14,205)
Wilmington Trust Corp.	1,010	(14,342)
Affiliated Managers Group, Inc.*	230	(14,952)
Jones Lang LaSalle, Inc.	320	(15,158)
Fifth Third Bancorp	1,500	(15,195)
Legg Mason, Inc.	490	(15,205)
XL Capital	920	(16,063)
Plum Creek Timber Company, Inc.	530	(16,239)
MBIA, Inc.*	2,100	(16,296)
Synovus Financial Corp.	4,390	(16,463)
Bank of America Corp.	1,000	(16,920)
PNC Financial Services Group, Inc.	360	(17,492)
Regions Financial Corp.	2,840	(17,636)
Camden Property Trust	440	(17,732)
NYSE Euronext	630	(18,201)
Whitney Holding Corp.	2,010	(19,175)
Old Republic International Corp.	1,630	(19,853)

 10

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

New York Community Bancorp, Inc.	1,760	$(20,099)
Taubman Centers, Inc.	620	(22,370)
AvalonBay Communities, Inc.	320	(23,274)
Jefferies Group, Inc.*	890	(24,235)
Everest Re Group	290	(25,433)
Goldman Sachs Group, Inc.	140	(25,809)
Marshall & Ilsley Corp.	3,370	(27,196)
Boston Properties, Inc.	450	(29,498)
Progressive Corp.*	1,820	(30,176)
KeyCorp	4,700	(30,550)
Leucadia National Corp.*	1,320	(32,630)
Greenhill & Company, Inc.	390	(34,936)
The St. Joe Co.*	1,260	(36,691)
Mercury General Corp.	1,310	(47,396)
Arthur J Gallagher & Co.	2,080	(50,690)
Erie Indemnity Co. — Class A	1,940	(72,672)
Marsh & McLennan Companies, Inc.	4,960	(122,661)
Capitol Federal Financial	3,830	(126,084)
TFS Financial Corp.	10,850	(129,115)

Total Financials		(1,499,474)

INFORMATION TECHNOLOGY (7.2)%
Dell, Inc.*	1	(15)
Western Union Co.	10	(189)
Molex, Inc.	10	(209)
CommScope, Inc.*	10	(299)
Seagate Technology	110	(1,673)
Fairchild Semiconductor International, Inc.*	180	(1,842)
Nuance Communications, Inc.*	130	(1,945)
McAfee, Inc.*	100	(4,379)
EchoStar Corp. — Class A*	500	(9,230)
Vishay Intertechnology, Inc.*	1,251	(9,883)
ON Semiconductor Corp.*	1,220	(10,065)
MEMC Electronic Materials, Inc.*	620	(10,311)
Trimble Navigation Ltd.*	440	(10,521)
Rambus, Inc.*	620	(10,788)
SanDisk Corp.*	560	(12,152)
Yahoo!, Inc.*	780	(13,892)
Unisys Corp.*	5,330	(14,231)
Atmel Corp.*	3,790	(15,880)
NetApp, Inc.*	640	(17,075)
Novellus Systems, Inc.*	840	(17,623)
Convergys Corp.*	1,790	(17,793)
Teradyne, Inc.*	2,001	(18,509)
AVX Corp.	1,740	(20,758)

		Market
	Shares	Value

Lexmark International, Inc. — Class A*	980	$(21,109)
Arrow Electronics, Inc.*	820	(23,083)
Itron, Inc.*	360	(23,090)
Activision Blizzard, Inc.*	1,870	(23,169)
Intersil Corporation — CL A	1,540	(23,577)
Visa, Inc.	370	(25,571)
Hewitt Associates, Inc. — Class A*	720	(26,230)
Motorola, Inc.	3,310	(28,433)
Zebra Technologies Corp. — Class A*	1,140	(29,560)
National Semiconductor Corp.	2,110	(30,110)
Autodesk, Inc.*	1,370	(32,606)
NVIDIA, Corp.*	2,200	(33,066)
Applied Materials, Inc.	2,580	(34,572)
Integrated Device Technology, Inc.*	5,320	(35,963)
Advanced Micro Devices, Inc.*	6,590	(37,299)
Kla-Tencor Corp.	1,230	(44,108)
Electronic Arts, Inc.*	2,390	(45,530)
Lam Research Corp.*	1,490	(50,898)
Symantec Corp.*	3,280	(54,022)
VeriSign, Inc.*	2,300	(54,487)
Tellabs, Inc.*	8,260	(57,159)
Novell, Inc.*	13,480	(60,795)
LSI Logic Corp.*	11,380	(62,476)
Cadence Design Systems, Inc.*,	8,920	(65,473)
International Rectifier Corp.*	3,560	(69,384)
IAC/InterActiveCorp*	4,240	(85,606)
MasterCard, Inc.	560	(113,204)
Xerox Corp.	16,820	(130,187)
Fidelity National Information Services, Inc.	13,140	(335,201)

Total Information Technology		(1,875,230)

Total Common Stocks Sold Short (Cost $(8,067,744))		(9,266,366)

EXCHANGE TRADED FUNDS SOLD SHORT (5.0)%(a)
iShares MSCI United Kingdom Index Fund	1	(16)
iShares MSCI France Index Fund	1	(26)
Powershares QQQ	70	(2,957)

 11

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

iShares MSCI Mexico Investable Market Index Fund	80	$(3,494)
iShares MSCI Italy Index Fund	220	(4,490)
iShares MSCI Canada Index Fund	270	(6,880)
iShares MSCI Australia Index Fund	320	(7,232)
iShares MSCI Japan Index Fund	950	(9,443)
iShares MSCI Belgium Investable Market Index Fund	4,370	(56,766)
iShares MSCI Netherlands Investable Market Index Fund	3,170	(63,527)
iShares Russell 2000 Index Fund	3,650	(219,840)
iShares MSCI EAFE Index Fund	4,200	(229,740)
SPDR Trust Series 1	6,580	(694,585)

Total Exchange Traded Funds Sold Short (Cost $(1,170,467))		(1,298,996)

	Contracts
OPTIONS WRITTEN (0.4)%(a)
CALL OPTIONS ON: (0.4)%
SPSS, Inc. Expiring December 2009 with strike price of 50	10	(100)
Varian, Inc. Expiring November 2009 with strike price of 55	25	(250)
September 2009 Russell 2000 Index Futures Contracts Expiring October 2009 with strike price of 590	20	(44,000)

		Market
	Contracts	Value

September 2009 S&P 400 MidCap Index Futures Contracts Expiring October 2009 with strike price of 670	18	$(50,760)

Total Options Written (Premiums Received $85,670)		(95,110)

Other Assets in Excess of Liabilities – 3.8%		$987,985

Net Assets – 100.0%		$26,129,427

		Unrealized
	Contracts	Gain (Loss)

Commodity Futures Contracts Purchased(b)
March 2010 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $85,310)	3	4,590
October 2009 LME Zinc Futures Contracts (Aggregate Market Value of Contracts $48,750)	1	540
October 2009 LME Lead Futures Contracts (Aggregate Market Value of Contracts $56,644)	1	(204)
December 2009 Cotton Futures Contracts (Aggregate Market Value of Contracts $94,545)	3	(784)
December 2009 Cocoa Futures Contracts (Aggregate Market Value of Contracts $188,640)	6	(927)
December 2009 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $302,550)	3	(1,039)
December 2009 Silver Futures Contracts (Aggregate Market Value of Contracts $166,650)	2	(2,334)

 12

VARIABLE ANNUITY MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Unrealized
	Contracts	Gain (Loss)

December 2009 Coffee Futures Contracts (Aggregate Market Value of Contracts $95,850)	2	$(3,365)

(Total Aggregate Market Value of Contracts $1,038,939)		$(3,522)

Futures Contracts Purchased(a)
December 2009 U.S. Treasury Note Futures Contracts (Aggregate Market Value of Contracts $3,076,531)	26	57,649
December 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,375,800)	20	40,274
December 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,320,440)	22	10,636

(Total Aggregate Market Value of Contracts $5,772,771)		$108,558

Commodity Futures Contracts Sold Short(b)
December 2009 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $70,610)	1	1,361
December 2009 Heating Oil Futures Contracts (Aggregate Market Value of Contracts $77,759)	1	744
December 2009 Soybean Oil Futures Contracts (Aggregate Market Value of Contracts $82,392)	4	447
November 2009 Soybean Futures Contracts (Aggregate Market Value of Contracts $92,700)	2	(858)
December 2009 Gasoline RBOB Futures Contracts (Aggregate Market Value of Contracts $73,811)	1	(873)
December 2009 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $119,340)	6	(968)
December 2009 Wheat Futures Contracts (Aggregate Market Value of Contracts $160,125)	7	(2,029)

		Unrealized
	Contracts	Gain (Loss)

December 2009 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $56,500)	1	$(5,074)
December 2009 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $482,440)	14	(5,494)
December 2009 Corn Futures Contracts (Aggregate Market Value of Contracts $154,800)	9	(5,989)

(Total Aggregate Market Value of Contracts $1,370,477)		$(18,732)

Currency Futures Contracts Sold Short(b)
December 2009 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $1,924,000)	25	32,156

(Total Aggregate Market Value of Contracts $1,924,000)		$32,156

Futures Contracts Sold Short(a)
December 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $841,400)	16	(24,861)
December 2009 U.S. Treasury Note Futures Contracts (Aggregate Market Value of Contracts $9,546,625)	44	(51,466)

(Total Aggregate Market Value of Contracts $10,388,025)		$(76,327)

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

§	All or a portion of this security is pledged as short security collateral at September 30, 2009.

 13

VARIABLE ANNUITY NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 69.1%

INFORMATION TECHNOLOGY 43.6%
Apple, Inc.*	16,927	$3,137,758
Qualcomm, Inc.	27,165	1,221,882
Microsoft Corp.	41,540	1,075,471
Google, Inc. — Class A*	1,986	984,758
Cisco Systems, Inc.*	27,910	657,001
Oracle Corp.	28,333	590,460
Intel Corp.	26,550	519,583
Research In Motion Ltd.*	7,690	519,459
eBay, Inc.*	13,041	307,898
Adobe Systems, Inc.*	6,970	230,289
Activision Blizzard, Inc.*	15,380	190,558
Symantec Corp.*	11,540	190,064
Automatic Data Processing, Inc.	4,810	189,033
Broadcom Corp. — Class A*	5,395	165,573
Yahoo!, Inc.*	9,136	162,712
Intuit, Inc.*	5,510	157,035
CA, Inc.	6,825	150,082
Cognizant Technology Solutions Corp. — Class A*	3,872	149,692
Dell, Inc.*	9,740	148,632
Baidu.com, Inc. — SP ADR*	356	139,214
Paychex, Inc.	4,640	134,792
Marvell Technology Group Ltd.*	8,000	129,520
NetApp, Inc.*	4,763	127,077
Fiserv, Inc.*	2,620	126,284
Juniper Networks, Inc.*	4,670	126,183
Applied Materials, Inc.	9,339	125,143
Xilinx, Inc.	4,958	116,116
Citrix Systems, Inc.*	2,953	115,846
Altera Corp.	5,609	115,041
Linear Technology Corp.	4,020	111,073
NVIDIA Corp.*	7,290	109,569
Seagate Technology	6,695	101,831
KLA-Tencor Corp.	2,799	100,372
Flextronics International Ltd.*	11,920	88,923
Electronic Arts, Inc.*	4,420	84,201
Check Point Software Technologies Ltd.*	2,790	79,096
Autodesk, Inc.*	3,242	77,160
Maxim Integrated Products, Inc.	4,081	74,029
Infosys Technologies Ltd. — SP ADR	1,460	70,795
Lam Research Corp.*	1,770	60,463

		Market
	Shares	Value

Flir Systems, Inc.*	2,154	$60,247
VeriSign, Inc.*	2,460	58,277
Microchip Technology, Inc.	2,057	54,511
Akamai Technologies, Inc.*	2,240	44,083
Logitech International S.A.*	2,376	43,671
IAC/InterActiveCorp*	1,850	37,352

Total Information Technology		13,258,809

HEALTH CARE 11.3%
Gilead Sciences, Inc.*	12,060	561,755
Teva Pharmaceutical Industries Ltd. — SP ADR	9,993	505,246
Amgen, Inc.*	6,409	386,014
Celgene Corp.*	6,160	344,344
Genzyme Corp.*	4,587	260,221
Express Scripts, Inc.*	3,318	257,410
Biogen Idec, Inc.*	4,250	214,710
Intuitive Surgical, Inc.*	510	133,747
Life Technologies Corp.*	2,420	112,651
Vertex Pharmaceuticals, Inc.*	2,565	97,214
Cerner Corp.*	1,090	81,532
Warner Chilcott PLC*	3,390	73,292
Illumina, Inc.*	1,649	70,083
Henry Schein, Inc.*	1,217	66,825
DENTSPLY International, Inc.	1,930	66,662
Hologic, Inc.*	3,657	59,755
Cephalon, Inc.*	980	57,075
Patterson Companies, Inc.*	1,590	43,328
Pharmaceutical Product Development, Inc.	1,556	34,139

Total Health Care		3,426,003

CONSUMER DISCRETIONARY 9.2%
Amazon.com, Inc.*	3,883	362,517
Comcast Corp. — Class A	19,550	330,199
Starbucks Corp.*	13,880	286,622
DIRECTV Group, Inc.*	9,640	265,871
News Corp.	19,270	231,047
Bed Bath & Beyond, Inc.*	4,766	178,916
Apollo Group, Inc. — Class A*	2,100	154,707
Staples, Inc.	6,567	152,486
Wynn Resorts Ltd.*	1,818	128,878
Sears Holdings Corp.*	1,680	109,721
Garmin Ltd.	2,520	95,105
Expedia, Inc.*	3,840	91,968
Ross Stores, Inc.	1,737	82,976

 1

VARIABLE ANNUITY NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Liberty Media Corp — Interactive*	7,400	$81,178
Urban Outfitters, Inc.*	2,250	67,882
O’Reilly Automotive, Inc.*	1,855	67,040
DISH Network Corp. — Class A*	2,910	56,047
Liberty Global, Inc. — Class A*	1,870	42,206

Total Consumer Discretionary		2,785,366

INDUSTRIALS 3.4%
Paccar, Inc.	5,520	208,159
First Solar, Inc.*	999	152,707
CH Robinson Worldwide, Inc.	2,250	129,938
Expeditors International of Washington, Inc.	2,820	99,123
Cintas Corp.	2,480	75,169
Fastenal Co.	1,920	74,304
Joy Global, Inc.	1,360	66,558
Stericycle, Inc.*	1,210	58,625
Foster Wheeler AG*	1,787	57,023
J.B. Hunt Transport Services, Inc.	1,717	55,167
Ryanair Holdings PLC — SP ADR*	1,580	45,883

Total Industrials		1,022,656

CONSUMER STAPLES 0.7%
Costco Wholesale Corp.	3,100	175,026
Hansen Natural Corp.*	1,210	44,455

Total Consumer Staples		219,481

TELECOMMUNICATION SERVICES 0.5%
Millicom International Cellular S.A.*	1,418	103,146
NII Holdings, Inc. — Class B*	2,186	65,536

Total Telecommunication Services		168,682

MATERIALS 0.4%
Sigma-Aldrich Corp.	1,580	85,289

		Market
	Shares	Value

Steel Dynamics, Inc.	3,010	$46,173

Total Materials		131,462

Total Common Stocks
(Cost $12,102,374)		21,012,459

	Face
	Amount
REPURCHASE AGREEMENTS† 26.0%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$5,434,432	5,434,432
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	616,939	616,939
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	616,939	616,939
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	616,939	616,939
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	616,939	616,939

Total Repurchase Agreements
(Cost $7,902,188)		7,902,188

Total Investments 95.1%(a)
(Cost $20,004,562)		$28,914,647

Other Assets in Excess of Liabilities – 4.9%		$1,474,489

Net Assets – 100.0%		$30,389,136

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 NASDAQ-100
Index Mini Futures Contracts (Aggregate Market Value of Contracts $6,724,760)	196	$25,641

 2

VARIABLE ANNUITY NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Unrealized
	Units	Gain

Equity Index Swap Agreements Purchased(b)
Goldman Sachs International September 2009 NASDAQ-100 Index Swap, Terminating 09/30/09†††
(Notional Market Value $13,317,523)	7,747	$449,978
Credit Suisse Capital, LLC October 2009 NASDAQ-100 Index Swap, Terminating 10/30/09†††
(Notional Market Value $19,630,840)	11,420	146,103

(Total Notional Market Value $32,948,363)		$596,081

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

ADR – American Depository Receipt.

 3

VARIABLE ANNUITY NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 85.8%

INFORMATION TECHNOLOGY 54.1%
Apple, Inc.*	46,794	$8,674,204
Qualcomm, Inc.	75,085	3,377,323
Microsoft Corp.	114,850	2,973,466
Google, Inc. — Class A*	5,510	2,732,133
Cisco Systems, Inc.*	77,170	1,816,582
Oracle Corp.	78,314	1,632,064
Intel Corp.	73,410	1,436,634
Research In Motion Ltd.*	21,260	1,436,113
eBay, Inc.*	36,065	851,495
Adobe Systems, Inc.*	19,270	636,681
Activision Blizzard, Inc.*	42,520	526,823
Symantec Corp.*	31,900	525,393
Automatic Data Processing, Inc.	13,290	522,297
Broadcom Corp. — Class A*	14,890	456,974
Yahoo!, Inc.*	25,275	450,148
Intuit, Inc.*	15,240	434,340
CA, Inc.	18,836	414,204
Cognizant Technology Solutions Corp. — Class A*	10,700	413,662
Dell, Inc.*	26,920	410,799
Baidu.com, Inc. — SP ADR*	990	387,139
Paychex, Inc.	12,830	372,711
Marvell Technology Group Ltd.*	22,130	358,285
NetApp, Inc.*	13,170	351,375
Juniper Networks, Inc.*	12,900	348,558
Fiserv, Inc.*	7,230	348,486
Applied Materials, Inc.	25,825	346,055
Xilinx, Inc.	13,714	321,182
Citrix Systems, Inc.*	8,144	319,489
Altera Corp.	15,504	317,987
Linear Technology Corp.	11,130	307,522
NVIDIA Corp.*	20,147	302,809
Seagate Technology	18,500	281,385
KLA-Tencor Corp.	7,750	277,915
Flextronics International Ltd.*	32,950	245,807
Electronic Arts, Inc.*	12,210	232,600
Check Point Software Technologies Ltd.*	7,720	218,862
Autodesk, Inc.*	8,957	213,177
Maxim Integrated Products, Inc.	11,284	204,692
Infosys Technologies Ltd. — SP ADR	4,030	195,415
Lam Research Corp.*	4,900	167,384

		Market
	Shares	Value

Flir Systems, Inc.*	5,936	$166,030
VeriSign, Inc.*	6,810	161,329
Microchip Technology, Inc.	5,700	151,050
Akamai Technologies, Inc.*	6,190	121,819
Logitech International S.A.*	6,586	121,051
IAC/InterActiveCorp*	5,110	103,171

Total Information Technology		36,664,620

HEALTH CARE 14.0%
Gilead Sciences, Inc.*	33,350	1,553,443
Teva Pharmaceutical Industries Ltd. — SP ADR	27,616	1,396,265
Amgen, Inc.*	17,728	1,067,757
Celgene Corp.*	17,030	951,977
Genzyme Corp.*	12,687	719,734
Express Scripts, Inc.*	9,170	711,409
Biogen Idec, Inc.*	11,760	594,115
Intuitive Surgical, Inc.*	1,420	372,395
Life Technologies Corp.*	6,685	311,187
Vertex Pharmaceuticals, Inc.*	7,085	268,521
Cerner Corp.*	3,020	225,896
Warner Chilcott PLC*	9,380	202,796
Illumina, Inc.*	4,560	193,800
Henry Schein, Inc.*	3,375	185,321
DENTSPLY International, Inc.	5,340	184,444
Hologic, Inc.*	10,110	165,197
Cephalon, Inc.*	2,724	158,646
Patterson Companies, Inc.*	4,390	119,627
Pharmaceutical Product Development, Inc.	4,299	94,320

Total Health Care		9,476,850

CONSUMER DISCRETIONARY 11.4%
Amazon.com, Inc.*	10,741	1,002,780
Comcast Corp. — Class A	54,050	912,904
Starbucks Corp.*	38,380	792,547
DIRECTV Group, Inc.*	26,650	735,007
News Corp.	53,278	638,803
Bed Bath & Beyond, Inc.*	13,190	495,153
Apollo Group, Inc. — Class A*	5,820	428,759
Staples, Inc.	18,170	421,907
Wynn Resorts Ltd.*	5,030	356,577
Sears Holdings Corp.*	4,650	303,691
Garmin Ltd.	6,970	263,048
Expedia, Inc.*	10,630	254,589
Ross Stores, Inc.	4,800	229,296

 1

VARIABLE ANNUITY NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Liberty Media Corp — Interactive*	20,460	$224,446
Urban Outfitters, Inc.*	6,230	187,959
O’Reilly Automotive, Inc.*	5,107	184,567
DISH Network Corp. — Class A*	8,060	155,236
Liberty Global, Inc. — Class A*	5,170	116,687

Total Consumer Discretionary		7,703,956

INDUSTRIALS 4.2%
Paccar, Inc.	15,250	575,077
First Solar, Inc.*	2,780	424,951
CH Robinson Worldwide, Inc.	6,230	359,782
Expeditors International of
Washington, Inc.	7,800	274,170
Cintas Corp.	6,870	208,230
Fastenal Co.	5,320	205,884
Joy Global, Inc.	3,760	184,014
Stericycle, Inc.*	3,350	162,308
Foster Wheeler AG*	4,950	157,955
J.B. Hunt Transport Services, Inc.	4,747	152,521
Ryanair Holdings PLC — SP ADR*	4,350	126,324

Total Industrials		2,831,216

CONSUMER STAPLES 0.9%
Costco Wholesale Corp.	8,580	484,427
Hansen Natural Corp.*	3,365	123,630

Total Consumer Staples		608,057

TELECOMMUNICATION SERVICES 0.7%
Millicom International Cellular SA*	3,930	285,868
NII Holdings, Inc. — Class B*	6,040	181,079

Total Telecommunication Services		466,947

MATERIALS 0.5%
Sigma-Aldrich Corp.	4,380	236,433

		Market
	Shares	Value

Steel Dynamics, Inc.	8,310	$127,475

Total Materials		363,908

Total Common Stocks
(Cost $35,952,253)		58,115,554

	Face
	Amount
REPURCHASE AGREEMENTS† 13.0%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$2,534,123	2,534,123
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,557,991	1,557,991
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	1,557,991	1,557,991
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,557,991	1,557,991
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,557,991	1,557,991

Total Repurchase Agreements
(Cost $8,766,087)		8,766,087

Total Investments 98.8%(a)
(Cost $44,718,340)		$66,881,641

Other Assets in Excess of Liabilities – 1.2%		$815,176

Net Assets – 100.0%		$67,696,819

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value $4,974,950)	145	$60,891

 2

VARIABLE ANNUITY NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Unrealized
	Units	Gain

Equity Index Swap Agreements Purchased(b)
Goldman Sachs International September 2009 NASDAQ-100 Index Swap, Terminating 09/30/09††† (Notional Market Value $978,953)	569	$40,421
Credit Suisse Capital, LLC October 2009 NASDAQ-100 Index Swap, Terminating 10/30/09††† (Notional Market Value $3,700,697)	2,153	32,299

(Total Notional Market Value $4,679,650)		$72,720

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

ADR – American Depository Receipt.

 3

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 72.2%

INFORMATION TECHNOLOGY 13.5%
Microsoft Corp.	30,777	$796,816
Apple, Inc.*	3,560	659,917
International Business Machines Corp.	5,200	621,972
Cisco Systems, Inc.*	22,900	539,066
Google, Inc. — Class A*	960	476,016
Hewlett-Packard Co.	9,410	444,246
Intel Corp.	22,230	435,041
Oracle Corp.	15,509	323,208
Qualcomm, Inc.	6,600	296,868
EMC Corp.*	8,030	136,831
Texas Instruments, Inc.	5,010	118,687
eBay, Inc.*	4,465	105,419
Dell, Inc.*	6,830	104,226
Corning, Inc.	6,170	94,463
Yahoo!, Inc.*	4,740	84,419
Motorola, Inc.	9,110	78,255
Automatic Data Processing, Inc.	1,990	78,207
MasterCard, Inc.	380	76,817
Applied Materials, Inc.	5,300	71,020
Adobe Systems, Inc.*	2,080	68,723
Juniper Networks, Inc.*	2,080	56,202
Symantec Corp.*	3,230	53,198
Western Union Co.	2,790	52,787
Broadcom Corp. — Class A*	1,713	52,572
Cognizant Technology Solutions Corp. — Class A*	1,160	44,846
Agilent Technologies, Inc.*	1,373	38,211
Paychex, Inc.	1,280	37,184
Intuit, Inc.*	1,280	36,480
NetApp, Inc.*	1,339	35,724
CA, Inc.	1,582	34,788
NVIDIA Corp.*	2,170	32,615
Western Digital Corp.*	889	32,475
Analog Devices, Inc.	1,160	31,993
Computer Sciences Corp.*	600	31,626
Fiserv, Inc.*	610	29,402
Citrix Systems, Inc.*	730	28,638
Micron Technology, Inc.*	3,360	27,552
BMC Software, Inc.*	730	27,397
Sun Microsystems, Inc.*	2,990	27,179
McAfee, Inc.*	620	27,150
Xerox Corp.	3,450	26,703
Xilinx, Inc.	1,098	25,715
Amphenol Corp.	677	25,509

		Market
	Shares	Value

Salesforce.com, Inc.*	434	$24,708
KLA-Tencor Corp.	680	24,385
Electronic Arts, Inc.*	1,280	24,384
Linear Technology Corp.	880	24,314
Altera Corp.	1,175	24,099
Autodesk, Inc.*	910	21,658
Affiliated Computer Services, Inc. — Class A*	388	21,018
Red Hat, Inc.*	750	20,730
Harris Corp.	520	19,552
SanDisk Corp.*	899	19,508
Fidelity National Information Services, Inc.	760	19,388
Microchip Technology, Inc.	729	19,318
Teradata Corp.*	680	18,714
VeriSign, Inc.*	769	18,218
Flir Systems, Inc.*	599	16,754
MEMC Electronic Materials, Inc.*	890	14,801
LSI Logic Corp.*	2,593	14,236
Akamai Technologies, Inc.*	680	13,382
National Semiconductor Corp.	934	13,328
Advanced Micro Devices, Inc.*	2,230	12,622
Total System Services, Inc.	780	12,566
Molex, Inc.	540	11,275
Tellabs, Inc.*	1,570	10,864
Jabil Circuit, Inc.	730	9,789
Novellus Systems, Inc.*	390	8,182
QLogic Corp.*	470	8,084
Compuware Corp.*	940	6,890
Lexmark International, Inc.*	310	6,677
Teradyne, Inc.*	689	6,373
Novell, Inc.*	1,380	6,224
JDS Uniphase Corp.*	860	6,115
Ciena Corp.*	360	5,861
Convergys Corp.*	488	4,851

Total Information Technology		6,915,031

FINANCIALS 11.0%
JPMorgan Chase & Co.	15,613	684,162
Bank of America Corp.	34,350	581,202
Wells Fargo & Co.	18,550	522,739
Goldman Sachs Group, Inc.	2,027	373,677
Citigroup, Inc.	51,784	250,635
Morgan Stanley	5,400	166,752
U.S. Bancorp	7,588	165,874
American Express Co.	4,720	160,008
Bank of New York Mellon Corp.	4,776	138,456
MetLife, Inc.	3,250	123,727

 1

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

The Travelers Companies, Inc.	2,250	$110,767
State Street Corp.	1,960	103,096
Prudential Financial, Inc.	1,840	91,834
PNC Financial Services Group, Inc.	1,834	89,114
CME Group, Inc.	258	79,513
AFLAC, Inc.	1,860	79,496
Simon Property Group, Inc.	1,116	77,487
BB&T Corp.	2,710	73,820
Charles Schwab Corp.	3,780	72,387
Chubb Corp.	1,390	70,070
Allstate Corp.	2,130	65,221
Capital One Financial Corp.	1,807	64,564
Franklin Resources, Inc.	590	59,354
Northern Trust Corp.	960	55,834
Marsh & McLennan Companies, Inc.	2,080	51,438
Loews Corp.	1,440	49,320
T. Rowe Price Group, Inc.	1,020	46,614
SunTrust Banks, Inc.	1,980	44,649
Progressive Corp.*	2,690	44,600
Aon Corp.	1,090	44,352
Public Storage	542	40,780
Hartford Financial Services Group, Inc.	1,530	40,545
Vornado Realty Trust	621	39,985
Invesco Ltd.	1,650	37,554
Ameriprise Financial, Inc.	1,015	36,875
Boston Properties, Inc.	549	35,987
Principal Financial Group, Inc.	1,270	34,785
Discover Financial Services	2,130	34,570
HCP, Inc.	1,165	33,482
Equity Residential	1,090	33,463
Fifth Third Bancorp	3,160	32,011
Lincoln National Corp.	1,202	31,144
NYSE Euronext	1,027	29,670
Regions Financial Corp.	4,718	29,299
Host Hotels & Resorts, Inc.	2,405	28,307
Unum Group	1,318	28,258
IntercontinentalExchange, Inc.*	290	28,185
Hudson City Bancorp, Inc.	1,870	24,591
Ventas, Inc.	620	23,870
XL Capital Ltd.	1,360	23,746
American International Group, Inc.*	535	23,599
AvalonBay Communities, Inc.	320	23,274
Genworth Financial, Inc. — Class A	1,912	22,848
KeyCorp	3,491	22,692

		Market
	Shares	Value

People’s United Financial, Inc.	1,380	$21,473
ProLogis	1,759	20,967
M&T Bank Corp.	328	20,441
Health Care REIT, Inc.	483	20,102
Legg Mason, Inc.	645	20,014
Plum Creek Timber Company, Inc. (REIT)	650	19,916
KIMCO Realty Corp.	1,490	19,430
Leucadia National Corp.*	749	18,515
Comerica, Inc.	599	17,772
Cincinnati Financial Corp.	650	16,894
SLM Corp.*	1,860	16,219
Moody’s Corp.	784	16,041
Assurant, Inc.	469	15,036
Torchmark Corp.	326	14,158
Huntington Bancshares, Inc.	2,640	12,434
Nasdaq Stock Market, Inc.*	560	11,788
Marshall & Ilsley Corp.	1,460	11,782
First Horizon National Corp.*	869	11,503
CB Richard Ellis Group, Inc. — Class A*	950	11,153
Janus Capital Group, Inc.	720	10,210
Federated Investors, Inc. — Class B	350	9,230
Zions Bancorporation	500	8,985
Apartment Investment & Management Co. — Class A	460	6,785
E*Trade Financial Corp.*	3,680	6,440
MBIA, Inc.*	630	4,889

Total Financials		5,642,459

HEALTH CARE 9.5%
Johnson & Johnson	10,940	666,137
Pfizer, Inc.	26,800	443,540
Abbott Laboratories	6,140	303,746
Merck & Company, Inc.	8,370	264,743
Wyeth	5,300	257,474
Amgen, Inc.*	4,030	242,727
Schering-Plough Corp.	6,490	183,342
Bristol-Myers Squibb Co.	7,860	177,007
Gilead Sciences, Inc.*	3,590	167,222
Medtronic, Inc.	4,390	161,552
Baxter International, Inc.	2,390	136,254
Eli Lilly & Co.	4,010	132,450
UnitedHealth Group, Inc.	4,620	115,685
Medco Health Solutions, Inc.*	1,880	103,983
Celgene Corp.*	1,820	101,738
WellPoint, Inc.*	1,890	89,510
Express Scripts, Inc.*	1,090	84,562

 2

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Thermo Fisher Scientific, Inc.*	1,620	$70,745
Allergan, Inc.	1,220	69,247
Becton, Dickinson & Co.	954	66,541
Boston Scientific Corp.*	5,990	63,434
McKesson Corp.	1,060	63,123
Genzyme Corp.*	1,070	60,701
Biogen Idec, Inc.*	1,150	58,098
St. Jude Medical, Inc.*	1,380	53,834
Stryker Corp.	1,125	51,109
Aetna, Inc.	1,730	48,146
Zimmer Holdings, Inc.*	850	45,433
Intuitive Surgical, Inc.*	148	38,813
Cardinal Health, Inc.	1,430	38,324
Forest Laboratories, Inc.*	1,199	35,299
Life Technologies Corp.*	700	32,585
Quest Diagnostics, Inc.	619	32,306
C.R. Bard, Inc.	390	30,658
CIGNA Corp.	1,080	30,337
Hospira, Inc.*	640	28,544
Laboratory Corporation of America Holdings*	428	28,120
AmerisourceBergen Corp.	1,180	26,408
Humana, Inc.*	670	24,991
DaVita, Inc.*	409	23,166
Waters Corp.*	380	21,227
Varian Medical Systems, Inc.*	499	21,023
DENTSPLY International, Inc.	590	20,379
Mylan Laboratories, Inc.*	1,210	19,372
Cephalon, Inc.*	300	17,472
Millipore Corp.*	225	15,824
CareFusion Corp.*	710	15,478
Watson Pharmaceuticals, Inc.*	420	15,389
Coventry Health Care, Inc.*	590	11,776
IMS Health, Inc.	720	11,052
King Pharmaceuticals, Inc.*	989	10,652
Patterson Companies, Inc.*	375	10,219
Tenet Healthcare Corp.*	1,725	10,143
PerkinElmer, Inc.	460	8,850

Total Health Care		4,860,490

ENERGY 8.4%
Exxon Mobil Corp.	19,080	1,309,079
Chevron Corp.	7,960	560,623
Schlumberger Ltd.	4,760	283,696
ConocoPhillips	5,890	265,992
Occidental Petroleum Corp.	3,220	252,448
Anadarko Petroleum Corp.	1,950	122,323

		Market
	Shares	Value

Apache Corp.	1,330	$122,134
Devon Energy Corp.	1,760	118,501
Halliburton Co.	3,580	97,090
XTO Energy, Inc.	2,300	95,036
Marathon Oil Corp.	2,810	89,639
EOG Resources, Inc.	1,005	83,927
Chesapeake Energy Corp.	2,550	72,420
National-Oilwell Varco, Inc.*	1,660	71,596
Hess Corp.	1,159	61,960
Southwestern Energy Co.*	1,370	58,472
Baker Hughes, Inc.	1,230	52,472
Spectra Energy Corp.	2,560	48,486
Noble Energy, Inc.	690	45,512
Murphy Oil Corp.	760	43,753
Valero Energy Corp.	2,229	43,220
Williams Companies, Inc.	2,308	41,244
Peabody Energy Corp.	1,060	39,453
Cameron International Corp.*	867	32,790
Consol Energy, Inc.	725	32,705
Range Resources Corp.	619	30,554
El Paso Corp.	2,780	28,690
Diamond Offshore Drilling, Inc.	278	26,555
FMC Technologies, Inc.*	489	25,545
Smith International, Inc.	881	25,285
ENSCO International, Inc.	570	24,248
Nabors Industries Ltd.*	1,130	23,617
BJ Services Co.	1,160	22,539
Pioneer Natural Resources Co.	456	16,548
Denbury Resources, Inc.*	990	14,979
Cabot Oil & Gas Corp.	410	14,657
Sunoco, Inc.	460	13,087
Rowan Companies, Inc.	449	10,358
Massey Energy Co.	339	9,455
Tesoro Corp.	550	8,239

Total Energy		4,338,927

CONSUMER STAPLES 8.3%
Procter & Gamble Co.	11,590	671,293
Coca-Cola Co.	9,202	494,147
Wal-Mart Stores, Inc.	8,570	420,701
Philip Morris International, Inc.	7,680	374,323
PepsiCo, Inc.	6,180	362,519
CVS Caremark Corp.	5,730	204,790
Kraft Foods, Inc.	5,860	153,942
Colgate-Palmolive Co.	1,980	151,034
Walgreen Co.	3,940	147,632
Altria Group, Inc.	8,220	146,398
Costco Wholesale Corp.	1,730	97,676

 3

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Kimberly-Clark Corp.	1,650	$97,317
General Mills, Inc.	1,290	83,050
Archer-Daniels-Midland Co.	2,550	74,511
Sysco Corp.	2,350	58,397
Avon Products, Inc.	1,700	57,732
Kroger Co.	2,590	53,458
Kellogg Co.	1,025	50,461
H.J. Heinz Co.	1,249	49,648
Lorillard, Inc.	660	49,038
ConAgra Foods, Inc.	1,760	38,157
Safeway, Inc.	1,650	32,538
Clorox Co.	550	32,351
Sara Lee Corp.	2,760	30,746
Molson Coors Brewing Co. — Class B	619	30,133
Reynolds American, Inc.	673	29,962
Dr Pepper Snapple Group, Inc.*	1,010	29,037
Coca-Cola Enterprises, Inc.	1,260	26,977
Hershey Co.	660	25,648
J.M. Smucker Co.	470	24,915
Campbell Soup Co.	760	24,791
Brown-Forman Corp. — Class B	440	21,217
Pepsi Bottling Group, Inc.	574	20,917
McCormick & Company, Inc.	520	17,649
Estee Lauder Companies, Inc. — Class A	470	17,428
Whole Foods Market, Inc.*	560	17,074
Tyson Foods, Inc. — Class A	1,215	15,345
Dean Foods Co.*	725	12,898
SUPERVALU, Inc.	836	12,590
Constellation Brands, Inc. — Class A*	790	11,969
Hormel Foods Corp.	285	10,123

Total Consumer Staples		4,280,532

INDUSTRIALS 7.4%
General Electric Co.	42,190	692,760
United Technologies Corp.	3,740	227,878
United Parcel Service, Inc. — Class B	3,950	223,056
3M Co.	2,769	204,352
Boeing Co.	2,880	155,952
Caterpillar, Inc.	2,471	126,836
Emerson Electric Co.	2,980	119,438
Union Pacific Corp.	2,000	116,700
Honeywell International, Inc.	2,989	111,041
Lockheed Martin Corp.	1,280	99,942
General Dynamics Corp.	1,530	98,838
FedEx Corp.	1,240	93,273

		Market
	Shares	Value

Burlington Northern Santa Fe Corp.	1,040	$83,023
Raytheon Co.	1,550	74,353
Deere & Co.	1,680	72,106
Danaher Corp.	1,033	69,542
Illinois Tool Works, Inc.	1,530	65,346
CSX Corp.	1,560	65,302
Northrop Grumman Corp.	1,260	65,205
Norfolk Southern Corp.	1,460	62,941
Waste Management, Inc.	1,960	58,447
Precision Castparts Corp.	565	57,557
Paccar, Inc.	1,440	54,302
CH Robinson Worldwide, Inc.	670	38,692
ITT Corp.	720	37,548
Eaton Corp.	660	37,349
L-3 Communications Holdings, Inc.	460	36,947
Fluor Corp.	710	36,104
Cummins, Inc.	799	35,803
Republic Services, Inc.	1,280	34,010
Parker Hannifin Corp.	640	33,178
Rockwell Collins, Inc.	629	31,953
Expeditors International of Washington, Inc.	840	29,526
Dover Corp.	738	28,605
Southwest Airlines Co.	2,940	28,224
Goodrich Corp.	490	26,627
Rockwell Automation, Inc.	560	23,856
W.W. Grainger, Inc.	254	22,697
Jacobs Engineering Group, Inc.*	489	22,470
Flowserve Corp.	220	21,679
Textron, Inc.	1,075	20,404
Pitney Bowes, Inc.	820	20,377
Fastenal Co.	520	20,124
Iron Mountain, Inc.*	720	19,195
Masco Corp.	1,430	18,476
Quanta Services, Inc.*	789	17,461
RR Donnelley & Sons Co.	820	17,433
Stericycle, Inc.*	345	16,715
Avery Dennison Corp.	448	16,132
Cintas Corp.	525	15,913
Dun & Bradstreet Corp.	209	15,742
Pall Corp.	470	15,172
Robert Half International, Inc.	600	15,012
Equifax, Inc.	500	14,570
Stanley Works	320	13,661
Monster Worldwide, Inc.*	500	8,740
Ryder System, Inc.	219	8,554

 4

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Snap-On, Inc.	230	$7,995

Total Industrials		3,805,134

CONSUMER DISCRETIONARY 6.6%
McDonald’s Corp.	4,330	247,113
Walt Disney Co.	7,380	202,655
Comcast Corp. — Class A	11,390	192,377
Home Depot, Inc.	6,771	180,379
Target Corp.	2,990	139,573
Time Warner, Inc.	4,710	135,554
Amazon.com, Inc.*	1,324	123,609
Lowe’s Companies, Inc.	5,870	122,918
News Corp.	8,930	107,071
Nike, Inc. — Class B	1,540	99,638
Ford Motor Co.*	12,790	92,216
Kohl’s Corp.*	1,208	68,916
Viacom, Inc. — Class B*	2,410	67,576
Staples, Inc.	2,870	66,641
Yum! Brands, Inc.	1,848	62,388
TJX Companies, Inc.	1,678	62,338
Starbucks Corp.*	2,930	60,505
Time Warner Cable, Inc.	1,400	60,326
Johnson Controls, Inc.	2,360	60,322
Carnival Corp.	1,739	57,874
Best Buy Company, Inc.	1,360	51,027
DIRECTV Group, Inc.*	1,780	49,092
Omnicom Group, Inc.	1,230	45,436
Coach, Inc.	1,260	41,479
The Gap, Inc.	1,913	40,938
Bed Bath & Beyond, Inc.*	1,040	39,042
Apollo Group, Inc. — Class A*	509	37,498
CBS Corp.	2,690	32,415
J.C. Penney Company, Inc.	940	31,725
McGraw-Hill Companies, Inc.	1,250	31,425
Macy’s, Inc.	1,670	30,544
Marriott International, Inc. — Class A	1,000	27,590
Mattel, Inc.	1,426	26,324
Fortune Brands, Inc.	596	25,616
International Game Technology, Inc.	1,184	25,432
VF Corp.	349	25,278
H&R Block, Inc.	1,330	24,445
Starwood Hotels & Resorts Worldwide, Inc.	740	24,442
Genuine Parts Co.	635	24,168
Sherwin-Williams Co.	390	23,462
Harley-Davidson, Inc.	930	21,390
Whirlpool Corp.	290	20,288
Expedia, Inc.*	840	20,118

		Market
	Shares	Value

Nordstrom, Inc.	654	$19,973
O’Reilly Automotive, Inc.*	544	19,660
Wynn Resorts Ltd.*	269	19,069
AutoZone, Inc.*	130	19,009
Tiffany & Co.	490	18,880
Darden Restaurants, Inc.	550	18,772
Limited Brands, Inc.	1,060	18,009
Polo Ralph Lauren Corp.	235	18,006
Newell Rubbermaid, Inc.	1,105	17,337
GameStop Corp. — Class A *	650	17,206
Goodyear Tire & Rubber Co.*	960	16,349
Family Dollar Stores, Inc.	550	14,520
Interpublic Group of Companies, Inc.*	1,930	14,514
Hasbro, Inc.	500	13,875
Pulte Homes, Inc.	1,251	13,749
DeVry, Inc.	248	13,719
Sears Holdings Corp.*	200	13,062
Scripps Networks Interactive, Inc.	350	12,933
D.R. Horton, Inc.	1,098	12,528
Leggett & Platt, Inc.	620	12,028
Washington Post Co. — Class B	25	11,702
Gannett Co., Inc.	929	11,622
Wyndham Worldwide Corp.	710	11,587
Abercrombie & Fitch Co. — Class A	351	11,541
Black & Decker Corp.	239	11,063
Harman International Industries, Inc.	276	9,351
Lennar Corp. — Class A	610	8,693
RadioShack Corp.	499	8,268
Big Lots, Inc.*	330	8,257
Office Depot, Inc.*	1,090	7,216
AutoNation, Inc.*	370	6,690
Eastman Kodak Co.	1,060	5,067
KB HOME	289	4,800
Meredith Corp.	140	4,192
New York Times Co. — Class A	460	3,735

Total Consumer Discretionary		3,376,145

UTILITIES 2.7%
Exelon Corp.	2,620	130,004
Southern Co.	3,159	100,046
FPL Group, Inc.	1,630	90,025
Dominion Resources, Inc.	2,360	81,420
Duke Energy Corp.	5,149	81,045
Public Service Enterprise Group, Inc.	2,010	63,194

 5

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Entergy Corp.	780	$62,291
PG&E Corp.	1,469	59,480
American Electric Power Company, Inc.	1,890	58,571
FirstEnergy Corp.	1,210	55,321
Sempra Energy	974	48,515
PPL Corp.	1,500	45,510
Consolidated Edison, Inc.	1,090	44,625
Progress Energy, Inc.	1,110	43,357
Edison International	1,290	43,318
AES Corp.*	2,650	39,273
Xcel Energy, Inc.	1,810	34,824
Questar Corp.	695	26,104
Constellation Energy Group, Inc.	800	25,896
Ameren Corp.	930	23,510
DTE Energy Co.	650	22,841
EQT Corp.	520	22,152
Wisconsin Energy Corp.	460	20,778
CenterPoint Energy, Inc.	1,530	19,018
Allegheny Energy, Inc.	675	17,901
Northeast Utilities	700	16,618
SCANA Corp.	440	15,356
NiSource, Inc.	1,090	15,140
Pinnacle West Capital Corp.	404	13,259
Pepco Holdings, Inc.	879	13,080
CMS Energy Corp.	909	12,181
TECO Energy, Inc.	850	11,968
Integrys Energy Group, Inc.	300	10,767
Nicor, Inc.	180	6,586
Dynegy, Inc.*	2,010	5,126

Total Utilities		1,379,100

MATERIALS 2.5%
Monsanto Co.	2,170	167,958
Dow Chemical Co.	4,540	118,358
E.I. du Pont de Nemours and Co.	3,590	115,383
Freeport-McMoRan Copper & Gold, Inc.*	1,630	111,834
Praxair, Inc.	1,220	99,662
Newmont Mining Corp.	1,950	85,839
Air Products & Chemicals, Inc.	830	64,391
Nucor Corp.	1,250	58,762
Alcoa, Inc.	3,870	50,774
Ecolab, Inc.	940	43,456
International Paper Co.	1,720	38,236
PPG Industries, Inc.	650	37,836
Weyerhaeuser Co.	836	30,639
Vulcan Materials Co.	497	26,873

		Market
	Shares	Value

Sigma-Aldrich Corp.	480	$25,910
United States Steel Corp.	570	25,291
Owens-Illinois, Inc.*	670	24,723
Ball Corp.	370	18,204
CF Industries Holdings, Inc.	190	16,384
FMC Corp.	290	16,313
Airgas, Inc.	325	15,720
Eastman Chemical Co.	290	15,527
MeadWestvaco Corp.	680	15,171
Allegheny Technologies, Inc.	388	13,576
Pactiv Corp.*	519	13,520
Sealed Air Corp.	630	12,367
International Flavors & Fragrances, Inc.	315	11,948
Bemis Co.	429	11,115
AK Steel Holding Corp.	430	8,484
Titanium Metals Corp.	345	3,309

Total Materials		1,297,563

TELECOMMUNICATION SERVICES 2.3%
AT&T, Inc.	23,420	632,574
Verizon Communications, Inc.	11,280	341,445
American Tower Corp. — Class A*	1,570	57,148
Sprint Nextel Corp.*	11,420	45,109
CenturyTel, Inc.	1,184	39,782
Qwest Communications International, Inc.	5,890	22,441
Windstream Corp.	1,730	17,525
MetroPCS Communications, Inc.*	1,030	9,641
Frontier Communications Corp.	1,240	9,350

Total Telecommunication Services		1,175,015

Total Common Stocks
(Cost $29,911,743)		37,070,396

	Face
	Amount
REPURCHASE AGREEMENTS† 23.9%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$5,225,041	5,225,041
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,764,459	1,764,459

 6

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

HSBC Group
issued 09/30/09 at 0.01% due 10/01/09	$1,764,459	$1,764,459
Morgan Stanley
issued 09/30/09 at 0.01% due 10/01/09	1,764,459	1,764,459
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01% due 10/01/09	1,764,459	1,764,459

Total Repurchase Agreements
(Cost $12,282,877)		12,282,877

Total Investments 96.1%(a)
(Cost $42,194,620)		$49,353,273

Other Assets in Excess of Liabilities – 3.9%		$2,009,567

Net Assets – 100.0%		$51,362,840

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $19,983,250)	380	$109,933

	Units
Equity Index Swap Agreements Purchased (b)
Goldman Sachs International September 2009 S&P 500 Index Swap, Terminating 09/30/09††† (Notional Market Value $4,756,242)	4,499	$250,192
Credit Suisse Capital, LLC October 2009 S&P 500 Index Swap, Terminating 10/30/09††† (Notional Market Value $15,113,357)	14,297	146,854

(Total Notional Market Value $19,869,599)		$397,046

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

REIT – Real Estate Investment Trust

 7

VARIABLE ANNUITY PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Freeport-McMoRan Copper & Gold, Inc.*	159,675	$10,955,302
Barrick Gold Corp.	148,263	5,619,168
Goldcorp, Inc.	136,154	5,496,537
Newmont Mining Corp.	119,784	5,272,892
Agnico-Eagle Mines Ltd.	66,473	4,510,193
Yamana Gold, Inc.	294,955	3,158,968
Kinross Gold Corp.	139,388	3,024,720
Randgold Resources Ltd. — SP ADR	42,708	2,984,435
AngloGold Ashanti Ltd. — SP ADR	69,867	2,847,779
Silver Wheaton Corp.*	224,917	2,831,705
Gold Fields Ltd. — SP ADR	199,328	2,746,740
Coeur d’Alene Mines Corp.*	113,873	2,334,396
Cia de Minas Buenaventura SA — SP ADR	65,035	2,289,882
IAMGOLD Corp.	147,534	2,086,131
Hecla Mining Co.*	434,636	1,908,052
Harmony Gold Mining Co. Ltd. — SP ADR	171,358	1,874,656
Royal Gold, Inc.	40,353	1,840,097
Eldorado Gold Corp.*	156,897	1,788,626
Pan American Silver Corp.*	71,913	1,639,616
Silver Standard Resources, Inc.*	67,993	1,452,330
Golden Star Resources Ltd.*	295,256	995,013
Novagold Resources, Inc.*	194,229	994,452
Stillwater Mining Co.*	119,658	804,102
Minefinders Corp.*	74,509	725,718
Gammon Gold, Inc.*	74,523	634,191
Lihir Gold Ltd. — SP ADR*	24,795	621,115
Allied Nevada Gold Corp.*	61,020	597,386
US Gold Corp.*	146,141	422,347
Paramount Gold and Silver Corp.*	148,460	203,390
Great Basin Gold Ltd.*	124,208	190,038

Total Common Stocks (Cost $33,560,909)		72,849,977

	Face
	Amount
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$427,505	427,505

Total Repurchase Agreement (Cost $427,505)		427,505

Market
Value
Total Investments 100.4%(a) (Cost $33,988,414)	$73,277,482

Liabilities in Excess of Other Assets – (0.4)%	$(316,670)

Net Assets – 100.0%	$72,960,812

*	Non-Income Producing Security.

Collateralized by obligations of the U.S. Treasury or U.S.

†	Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt

 1

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

REAL ESTATE INVESTMENT TRUST (REIT) 92.5%
SPECIALIZED REIT 25.1%
Public Storage	12,010	$903,632
HCP, Inc.	26,182	752,471
Host Hotels & Resorts, Inc.	63,681	749,525
Ventas, Inc.	16,840	648,340
Health Care REIT, Inc.	13,097	545,097
Plum Creek Timber Company, Inc. (REIT)	17,472	535,342
Nationwide Health Properties, Inc.	14,748	457,040
Rayonier, Inc.	10,983	449,315
Hospitality Properties Trust	21,730	442,640
Senior Housing Properties Trust	20,344	388,774
Entertainment Properties Trust	9,062	309,377
LaSalle Hotel Properties	15,430	303,354
Healthcare Realty Trust, Inc.	13,632	288,044
Omega Healthcare Investors, Inc.	17,034	272,885
Potlatch Corp.	9,306	264,756
Extra Space Storage, Inc.	24,558	259,087
National Health Investors, Inc.	7,300	231,045
Sovran Self Storage, Inc.	7,237	220,222
LTC Properties, Inc.	7,533	181,093

Total Specialized REIT		8,202,039

RETAIL REIT 18.9%
Simon Property Group, Inc.	17,668	1,226,712
KIMCO Realty Corp.	50,117	653,526
Federal Realty Investment Trust	8,064	494,888
Macerich Co.	15,615	473,603
Regency Centers Corp.	12,517	463,755
Weingarten Realty Investors	21,558	429,435
Realty Income Corp.	16,386	420,301
Taubman Centers, Inc.	10,986	396,375
National Retail Properties, Inc.	15,952	342,489
Alexander’s, Inc.*	1,047	309,786
Equity One, Inc.	18,756	293,907
Tanger Factory Outlet Centers, Inc.	7,283	271,947
Getty Realty Corp.	8,069	198,013

		Market
	Shares	Value

Saul Centers, Inc.	5,749	$184,543

Total Retail REIT		6,159,280

OFFICE REIT 16.0%
Boston Properties, Inc.	12,553	822,849
SL Green Realty Corp.	14,140	620,039
Digital Realty Trust, Inc.	10,728	490,377
Duke Realty Corp.	38,987	468,234
Alexandria Real Estate Equities, Inc.	7,976	433,496
Mack-Cali Realty Corp.	13,165	425,625
Highwoods Properties, Inc.	13,334	419,354
Corporate Office Properties Trust SBI	10,300	379,864
Douglas Emmett, Inc.	27,130	333,156
BioMed Realty Trust, Inc.	22,898	315,992
Kilroy Realty Corp.	10,823	300,230
Franklin Street Properties Corp.	17,305	226,696

Total Office REIT		5,235,912

RESIDENTIAL REIT 15.5%
Equity Residential	27,503	844,342
AvalonBay Communities, Inc.	9,050	658,206
UDR, Inc.	29,963	471,618
Camden Property Trust	11,573	466,392
Apartment Investment & Management Co. — Class A	28,199	415,935
Essex Property Trust, Inc.	5,076	403,948
BRE Properties, Inc. — Class A	11,341	354,973
Home Properties, Inc.	7,463	321,581
American Campus Communities, Inc.	11,130	298,841
Mid-America Apartment Communities, Inc.	6,610	298,309
Equity Lifestyle Properties, Inc.	6,640	284,126
Post Properties, Inc.	13,998	251,964

Total Residential REIT		5,070,235

MORTGAGE REIT 6.4%
Annaly Capital Management, Inc.	43,943	797,126
MFA Mortgage Investments, Inc.	42,857	341,142
Hatteras Financial Corp.	8,514	255,250

 1

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Redwood Trust, Inc.	16,361	$253,595
Capstead Mortgage Corp.	16,685	232,088
Anworth Mortgage Asset Corp.	27,784	218,938

Total Mortgage REIT		2,098,139

DIVERSIFIED REIT 6.3%
Vornado Realty Trust	14,602	940,537
Liberty Property Trust	15,760	512,673
Washington Real Estate Investment Trust	11,874	341,971
PS Business Parks, Inc.	5,014	257,319

Total Diversified REIT		2,052,500

INDUSTRIAL REIT 4.3%
ProLogis	56,790	676,937
AMB Property Corp.	21,541	494,366
Eastgroup Properties, Inc.	6,429	245,716

Total Industrial REIT		1,417,019

Total Real Estate Investment Trust (REIT)		30,235,124

REAL ESTATE MANAGEMENT & DEVELOPEMENT 6.9%
Brookfield Asset Management, Inc. — Class A	42,467	964,426
CB Richard Ellis Group, Inc. — Class A*	39,746	466,618
The St. Joe Co.*	14,196	413,387
Jones Lang LaSalle, Inc.	8,373	396,629

Total Real Estate Management & Developement		2,241,060

Total Common Stocks (Cost $25,172,511)		32,476,184

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 0.3%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$84,672	$84,672

Total Repurchase Agreement (Cost $84,672)		84,672

Total Investments 99.7% (Cost $25,257,183)		$32,560,856

Other Assets in Excess of Liabilities – 0.3%		$104,434

Net Assets – 100.0%		$32,665,290

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

REIT – Real Estate Investment Trust.

 2

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.57%
Wal-Mart Stores, Inc.	20,287	$995,889
CVS Caremark Corp.	15,096	539,531
Home Depot, Inc.	18,825	501,498
Walgreen Co.	13,044	488,759
Amazon.com, Inc.*	5,016	468,294
Target Corp.	9,856	460,078
Lowe’s Companies, Inc.	19,160	401,210
Costco Wholesale Corp.	6,799	383,872
Kohl’s Corp.*	5,710	325,755
The Gap, Inc.	14,816	317,062
Staples, Inc.	13,238	307,386
TJX Companies, Inc.	7,742	287,615
Best Buy Company, Inc.	7,630	286,278
Macy’s, Inc.	13,064	238,941
Bed Bath & Beyond, Inc.*	6,330	237,628
Priceline.com, Inc.*	1,341	222,365
J.C. Penney Company, Inc.	6,376	215,190
Expedia, Inc.*	8,860	212,197
Nordstrom, Inc.	6,898	210,665
Sears Holdings Corp.*	3,094	202,069
Limited Brands, Inc.	11,834	201,060
Sherwin-Williams Co.	3,246	195,279
AutoZone, Inc.*	1,335	195,204
Urban Outfitters, Inc.*	6,307	190,282
Ross Stores, Inc.	3,863	184,535
Genuine Parts Co.	4,845	184,401
Tiffany & Co.	4,706	181,322
CarMax, Inc.*	8,642	180,618
GameStop Corp.*	6,169	163,293
Dollar Tree, Inc.*	3,205	156,019
Guess?, Inc.	4,193	155,309
O’Reilly Automotive, Inc.*	4,127	149,150
American Eagle Outfitters, Inc.	8,553	144,204
Abercrombie & Fitch Co. — Class A	4,163	136,879
Williams-Sonoma, Inc.	6,556	132,628
Aeropostale, Inc.*	3,018	131,192
Advance Auto Parts, Inc.	3,285	129,035
Family Dollar Stores, Inc.	4,831	127,538
AutoNation, Inc.*	6,994	126,452
Chico’s FAS, Inc.*	9,609	124,917
J. Crew Group, Inc.*	3,394	121,573
Netflix, Inc.*	2,579	119,072
Signet Jewelers Ltd.*	4,520	119,012
LKQ Corp.*	6,342	117,581
Petsmart, Inc.	5,339	116,123
RadioShack Corp.	6,698	110,986
Big Lots, Inc.*	4,396	109,988
Dick’s Sporting Goods, Inc.*	4,852	108,685

		Market
	Shares	Value

BJ’s Wholesale Club, Inc.*	2,920	$105,762
Foot Locker, Inc.	8,603	102,806
Penske Auto Group, Inc. *	5,060	97,051
Tractor Supply Co.*	1,962	95,000
Buckle, Inc.	2,714	92,656
Barnes & Noble, Inc.	3,650	81,103
Rent-A-Center, Inc.*	4,211	79,504
Aaron’s, Inc	2,721	71,834

Total Common Stocks
(Cost $8,244,433)		12,140,335

	Face
	Amount
REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$61,027	61,027

Total Repurchase Agreement
(Cost $61,027)		61,027

Total Investments 100.07%(a)
(Cost $8,305,460)		$12,201,362

Other Assets in Excess of Liabilities – 0.07%		$(8,540)

Net Assets – 100.0%		$12,192,822

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 1

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 38.3%

INFORMATION TECHNOLOGY 7.6%
Perot Systems Corp. — Class A*	825	$24,502
Palm, Inc.*	1,301	22,676
Polycom, Inc.*	794	21,239
Skyworks Solutions, Inc.*	1,585	20,985
Solera Holdings, Inc.	657	20,439
3Com Corp.*	3,662	19,152
Jack Henry & Associates, Inc.	794	18,635
Informatica Corp.*	818	18,470
TIBCO Software, Inc.*	1,661	15,763
Atheros Communications, Inc.*	585	15,520
Arris Group, Inc.*	1,174	15,274
Parametric Technology Corp.*	1,092	15,091
Concur Technologies, Inc.*	376	14,950
Digital River, Inc.*	359	14,475
Omniture, Inc.*	641	13,743
RF Micro Devices, Inc.*	2,512	13,640
CACI International, Inc. — Class A*	280	13,236
ADTRAN, Inc.	524	12,864
Tessera Technologies, Inc.*	460	12,829
Plantronics, Inc.	457	12,252
Microsemi Corp.*	771	12,174
Riverbed Technology, Inc.*	525	11,529
Blackboard, Inc.*	305	11,523
Anixter International, Inc.*	284	11,391
Benchmark Electronics, Inc.*	623	11,214
Formfactor, Inc.*	468	11,195
Cymer, Inc.*	284	11,036
Euronet Worldwide, Inc.*	459	11,030
ValueClick, Inc.*	825	10,882
Cybersource Corp.*	652	10,869
Rackspace Hosting*	631	10,765
VeriFone Holdings, Inc.*	677	10,758
Wright Express Corp.*	363	10,712
Triquint Semiconductor, Inc.*	1,387	10,708
Tekelec*	634	10,417
TiVo, Inc.*	992	10,277
Gartner, Inc. — Class A*	557	10,176
Mantech International Corp. — Class A*	210	9,904
Plexus Corp.*	373	9,825
Fair Isaac Corp. *	456	9,799
Semtech Corp.*	576	9,798

		Market
	Shares	Value

j2 Global Communications, Inc.*	424	$9,756
Quest Software, Inc.*	578	9,739
InterDigital, Inc.*	415	9,611
Blackbaud, Inc.	413	9,582
Ariba, Inc.*	822	9,535
Starent Networks Corp.*	372	9,456
Unisys Corp.*	3,502	9,350
MKS Instruments, Inc.*	471	9,086
MercadoLibre, Inc.*	236	9,077
Comtech Telecommunications Corp.*	267	8,870
FEI Co.*	353	8,701
SPSS, Inc.*	174	8,691
Progress Software Corp.*	380	8,607
Avocent Corp.*	424	8,594
Take-Two Interactive Software, Inc.*	756	8,475
Blue Coat Systems, Inc.*	373	8,426
EarthLink, Inc.	999	8,402
Intermec, Inc.*	595	8,389
SRA International, Inc. — Class A*	386	8,334
Mentor Graphics Corp.*	892	8,305
Lawson Software, Inc.*	1,304	8,137
Synaptics, Inc.*	319	8,039
Emulex Corp.*	781	8,036
Commvault Systems, Inc.*	386	8,009
MAXIMUS, Inc.	170	7,922
ADC Telecommunications, Inc.*	913	7,614
Net 1 UEPS Technologies, Inc.*	362	7,588
OmniVision Technologies, Inc.*	466	7,586
Monolithic Power Systems, Inc.*	322	7,551
Hittite Microwave Corp.*	205	7,540
Cabot Microelectronics Corp.*	216	7,530
Power Integrations, Inc.	225	7,499
Netlogic Microsystems, Inc.*	166	7,470
Cavium Networks, Inc.*	342	7,343
Scansource, Inc.*	252	7,137
Websense, Inc.*	423	7,106
Amkor Technology, Inc.*	1,030	7,086
Veeco Instruments, Inc.*	300	6,996
STEC, Inc.*	232	6,818
ViaSat, Inc.*	254	6,751
DealerTrack Holdings, Inc.*	355	6,713
Taleo Corp.*	295	6,679

 1

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Ultimate Software Group, Inc.*	226	$6,491
TNS, Inc.*	236	6,466
Sapient Corp.*	803	6,456
MicroStrategy, Inc. — Class A*	90	6,439
United Online, Inc.	787	6,327
Infinera Corp.*	789	6,273
Applied Micro Circuits Corp.*	624	6,234
Rofin-Sinar Technologies, Inc.*	271	6,222
Cognex Corp.	373	6,110
Acxiom Corp.*	639	6,045
Checkpoint Systems, Inc.*	367	6,033
Harmonic, Inc.*	898	5,999
Syntel, Inc.	125	5,966
Netgear, Inc.*	321	5,890
Advent Software, Inc.*	145	5,836
Zoran Corp.*	486	5,599
AsiaInfo Holdings, Inc.*	280	5,592
SYNNEX Corp.*	182	5,547
Sycamore Networks, Inc.*	1,824	5,508
Diodes, Inc.*	304	5,499
Littelfuse, Inc.*	209	5,484
ATMI, Inc.*	300	5,445
SAVVIS, Inc.*	340	5,379
CSG Systems International, Inc.*	335	5,363
JDA Software Group, Inc.*	243	5,331
Entegris, Inc.*	1,075	5,321
TeleTech Holdings, Inc.*	310	5,289
Insight Enterprises, Inc.*	427	5,214
Electronics for Imaging, Inc.*	461	5,195
Heartland Payment Systems, Inc.	354	5,137
Netezza Corp.*	451	5,069
ACI Worldwide, Inc.*	335	5,069
Tyler Technologies, Inc.*	294	5,024
Aruba Networks, Inc.*	565	4,995
SuccessFactors, Inc.*	353	4,967
L-1 Identity Solutions, Inc.*	706	4,935
Standard Microsystems Corp.*	210	4,874
Brooks Automation, Inc.*	615	4,754
Pegasystems, Inc.	137	4,731
Park Electrochemical Corp.	190	4,683
TTM Technologies, Inc.*	408	4,680
MTS Systems Corp.	160	4,674
Coherent, Inc.*	197	4,594
Art Technology Group, Inc.*	1,188	4,586
DTS, Inc. — Class A*	165	4,518

		Market
	Shares	Value

Rogers Corp.*	150	$4,495
EPIQ Systems, Inc.*	310	4,495
Sourcefire, Inc.*	209	4,487
Advanced Energy Industries, Inc.*	309	4,400
THQ, Inc.*	639	4,371
Manhattan Associates, Inc.*	216	4,363
Constant Contact, Inc.*	226	4,350
NIC, Inc.	484	4,303
SonicWALL, Inc.*	509	4,276
Black Box Corp.	168	4,215
Sonus Networks, Inc.*	1,952	4,138
ArcSight, Inc.*	171	4,116
Brightpoint, Inc.*	470	4,112
Echelon Corp.*	312	4,015
Cogent, Inc.*	397	4,010
Move, Inc.*	1,456	3,931
Harris Stratex Networks, Inc. — Class A*	556	3,892
Maxwell Technologies, Inc.*	211	3,889
Avid Technology, Inc.*	275	3,875
Adaptec, Inc.*	1,147	3,831
GSI Commerce, Inc.*	196	3,785
Volterra Semiconductor Corp.*	206	3,784
Forrester Research, Inc.*	140	3,730
comScore, Inc.*	205	3,692
Acme Packet, Inc.*	366	3,664
MSC.Software Corp.*	435	3,658
Technitrol, Inc.	394	3,629
Sigma Designs, Inc.*	246	3,574
Electro Scientific Industries, Inc.*	264	3,535
Micrel, Inc.	433	3,529
ModusLink Global Solutions, Inc.*	426	3,446
Cirrus Logic, Inc.*	616	3,425
IPG Photonics Corp.*	223	3,390
Universal Display Corp.*	278	3,319
Stratasys, Inc.*	192	3,295
Smith Micro Software, Inc.*	266	3,288
Vocus, Inc.*	156	3,259
ShoreTel, Inc.*	417	3,257
Novatel Wireless, Inc.*	286	3,249
Methode Electronics, Inc. — Class A	360	3,121
Actel Corp.*	255	3,103
Bottomline Technologies, Inc.*	240	3,096
S1 Corp.*	499	3,084
Kopin Corp.*	641	3,077
Netscout Systems, Inc.*	226	3,053

 2

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

RightNow Technologies, Inc.*	210	$3,032
The Knot, Inc.*	276	3,014
Supertex, Inc.*	100	3,000
TeleCommunication Systems, Inc. — Class A*	357	2,985
Ultratech, Inc.*	225	2,977
DG FastChannel, Inc.*	142	2,973
Newport Corp.*	339	2,970
Internet Capital Group, Inc.*	355	2,968
Compellent Technologies, Inc.*	163	2,942
Ebix, Inc.*	53	2,934
Kulicke & Soffa Industries, Inc.*	486	2,931
Cohu, Inc.	216	2,929
3PAR, Inc.*	265	2,923
RealNetworks, Inc.*	781	2,905
Ness Technologies, Inc.*	366	2,888
Loral Space & Communications, Inc.*	105	2,885
CTS Corp.	309	2,874
Kenexa Corp. — Class A*	213	2,871
Intevac, Inc.*	212	2,849
Epicor Software Corp.*	446	2,841
EMS Technologies, Inc.*	136	2,832
Anadigics, Inc.*	596	2,807
Daktronics, Inc.	325	2,785
Oplink Communications, Inc.*	190	2,759
Radiant Systems, Inc.*	256	2,749
OSI Systems, Inc.*	150	2,743
Faro Technologies, Inc.*	159	2,732
Cray, Inc.*	322	2,682
Switch & Data Facilities Company, Inc.*	195	2,654
Imation Corp. *	284	2,633
Multi-Fineline Electronix, Inc.*	91	2,613
Ciber, Inc.*	650	2,600
InfoSpace, Inc.*	335	2,593
Terremark Worldwide, Inc.*	416	2,588
Hughes Communications, Inc.*	85	2,579
Global Cash Access Holdings, Inc.*	347	2,537
NetSuite, Inc.*	165	2,524
Quantum Corp.*	1,981	2,496
i2 Technologies, Inc.*	155	2,486
MoneyGram International, Inc.*	783	2,459
Lattice Semiconductor Corp.*	1,088	2,448

		Market
	Shares	Value

Exar Corp.*	333	$2,448
Actuate Corp.*	422	2,439
SolarWinds, Inc.*	110	2,423
Extreme Networks, Inc.*	841	2,355
Pericom Semiconductor Corp.*	238	2,335
Anaren, Inc.*	136	2,312
Interactive Intelligence, Inc.*	120	2,293
Seachange International, Inc.*	304	2,280
Utstarcom, Inc.*	1,073	2,243
infoGROUP, Inc.*	318	2,229
Perficient, Inc.*	266	2,200
China Security & Surveillance Technology, Inc.*	308	2,199
Comverge, Inc.*	180	2,198
Synchronoss Technologies, Inc.*	176	2,195
Rudolph Technologies, Inc.*	295	2,183
ExlService Holdings, Inc.*	145	2,155
Symmetricom, Inc.*	406	2,103
Symyx Technologies, Inc.*	316	2,092
Openwave Systems, Inc.*	793	2,062
Cass Information Systems, Inc.	69	2,060
Ixia*	299	2,051
Internet Brands, Inc. — Class A*	257	2,051
Mercury Computer Systems, Inc.*	207	2,041
Network Equipment Technologies, Inc.*	280	2,024
Powerwave Technologies, Inc.*	1,249	1,998
Electro Rent Corp.	170	1,958
Ceva, Inc.*	182	1,956
LivePerson, Inc.*	386	1,945
Radisys Corp.*	222	1,929
Digi International, Inc.*	226	1,926
IXYS Corp.*	225	1,915
Photronics, Inc.*	399	1,891
Silicon Graphics International Corp.*	278	1,865
Super Micro Computer, Inc.*	220	1,861
Bel Fuse, Inc. — Class B	97	1,846
Vasco Data Security International*	246	1,825
Silicon Storage Technology, Inc.*	754	1,825
Semitool, Inc.*	211	1,783
Rubicon Technology, Inc.*	120	1,781
LoopNet, Inc.*	195	1,763
iGate Corp.	203	1,742

 3

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

DSP Group, Inc.*	213	$1,734
Silicon Image, Inc.*	712	1,730
Web.com Group, Inc.*	244	1,730
Monotype Imaging Holdings, Inc.*	205	1,724
DivX, Inc.*	312	1,704
NVE Corp.*	32	1,701
Smart Modular Technologies WWH, Inc.*	355	1,690
Advanced Analogic Technologies, Inc.*	414	1,644
Airvana, Inc.*	242	1,638
Double-Take Software, Inc.*	160	1,630
DemandTec, Inc.*	184	1,625
Techwell, Inc.*	146	1,603
MIPS Technology, Inc.*	425	1,602
FalconStor Software, Inc.*	322	1,600
Innodata Isogen, Inc.*	196	1,558
Internap Network Services Corp.*	484	1,554
Trident Microsystems, Inc.*	595	1,541
PROS Holdings, Inc.*	181	1,524
Online Resources Corp.*	241	1,487
Globecomm Systems, Inc.*	203	1,476
Rimage Corp.*	86	1,470
NCI, Inc.*	51	1,462
Isilon Systems, Inc.*	239	1,458
Tier Technologies, Inc. — Class B*	170	1,442
Liquidity Services, Inc.*	138	1,424
Lionbridge Technologies, Inc.*	545	1,417
China Information Security Technology, Inc.*	253	1,402
Intellon Corp.*	196	1,390
Measurement Specialties, Inc.*	136	1,389
Rosetta Stone, Inc.*	60	1,378
Cogo Group, Inc.*	225	1,377
American Software, Inc. - Class A	210	1,371
Entropic Communications, Inc.*	500	1,370
BigBand Networks, Inc.*	335	1,343
Opnet Technologies, Inc.	122	1,333
Zix Corp.*	603	1,327
KVH Industries, Inc.*	128	1,279
Limelight Networks Inc.*	310	1,259
ActivIdentity Corp.*	433	1,199
PC-Tel, Inc.*	183	1,144
Parkervision, Inc.*	278	1,137
Keynote Systems, Inc.*	120	1,132

		Market
	Shares	Value

Integral Systems, Inc.*	162	$1,118
Computer Task Group, Inc.*	137	1,111
OpenTV Corp.*	799	1,103
Virtusa Corp.*	116	1,101
Immersion Corp.*	256	1,096
Chordiant Software, Inc.*	280	1,089
PLX Technology, Inc.*	323	1,088
support.com, Inc.*	437	1,049
Hackett Group, Inc.*	360	1,044
Spectrum Control, Inc.*	120	1,019
White Electronics Designs Corp.*	220	1,016
Dice Holdings, Inc.*	153	1,004
Dynamics Research Corp.*	76	990
Unica Corp.*	127	968
Startek, Inc.*	110	955
Saba Software, Inc.*	226	951
Zygo Corporation, Inc.*	140	949
Emcore Corp.*	714	928
Marchex, Inc.	186	913
GSE Systems, Inc.*	146	908
Information Services Group, Inc.*	225	898
Agilysys, Inc. *	136	896
Microtune, Inc.*	486	885
Phoenix Technologies, Ltd.*	234	854
SRS Labs, Inc.*	115	841
Opnext, Inc.*	260	762
Virage Logic Corp.*	146	761
China TransInfo Technology Corp.*	80	757
CPI International, Inc.*	66	739
Callidus Software, Inc.*	236	710
Travelzoo, Inc.*	50	706
Pervasive Software, Inc.*	140	693
GSI Technology, Inc.*	172	686
Ipass, Inc.*	483	667
TechTarget, Inc.*	115	655
Communications Systems, Inc.	56	654
ICx Technologies, Inc.*	106	628
PC Mall, Inc.*	87	597
DDi Corp.*	134	569
QAD, Inc.	125	569
MEMSIC, Inc.*	150	562
Imergent, Inc.	70	552
OpenTable, Inc.*	20	551
Renaissance Learning, Inc.	51	507
PC Connection, Inc.*	90	490
X-Rite, Inc.*	240	482
ePlus, Inc.*	30	466
Deltek, Inc.*	55	423

 4

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

RAE Systems, Inc.*	383	$421
PAR Technology Corp.*	66	421
eLoyalty Corp.*	51	409

Total Information Technology		1,619,281

FINANCIALS 7.2%
Highwoods Properties, Inc.	669	21,040
Knight Capital Group, Inc. — Class A*	877	19,075
Platinum Underwriters Holdings Ltd.	480	17,203
National Retail Properties, Inc.	754	16,188
ProAssurance Corp.*	307	16,022
Washington Real Estate Investment Trust	546	15,725
Prosperity Bancshares, Inc.	440	15,308
FirstMerit Corp.	776	14,767
Westamerica Bancorporation	279	14,508
Stifel Financial Corp.*	261	14,329
MFA Mortgage Investments, Inc.	1,769	14,081
SVB Financial Group*	312	13,500
Home Properties, Inc.	312	13,444
Montpelier Re Holdings Ltd.	813	13,268
American Campus Communities, Inc.	486	13,049
BioMed Realty Trust, Inc.	933	12,875
Omega Healthcare Investors, Inc.	782	12,528
Mid-America Apartment Communities, Inc.	275	12,411
UMB Financial Corp.	296	11,970
Developers Diversified Realty Corp.	1,285	11,873
Healthcare Realty Trust, Inc.	557	11,769
Redwood Trust, Inc.	731	11,330
Entertainment Properties Trust	330	11,266
Tanger Factory Outlet Centers, Inc.	292	10,903
Zenith National Insurance Corp.	352	10,877
Potlatch Corp.	381	10,839
NewAlliance Bancshares, Inc.	1,011	10,818
Apollo Investment Corp.	1,128	10,772
KBW, Inc.*	330	10,633
Hatteras Financial Corp.	343	10,283
Trustmark Corp.	537	10,230
PHH Corp.*	515	10,218
Ares Capital Corp.	922	10,160

		Market
	Shares	Value

First Financial Bankshares, Inc.	198	$9,793
Argo Group International Holdings Ltd.*	288	9,700
Assured Guaranty Ltd.	485	9,419
RLI Corp.	178	9,395
Max Capital Group Ltd.	436	9,317
Piper Jaffray Companies, Inc.*	194	9,258
Eastgroup Properties, Inc.	242	9,249
Tower Group, Inc.	379	9,244
Conseco, Inc.*	1,743	9,168
Astoria Financial Corp.	809	8,931
MGIC Investment Corp.*	1,181	8,751
Glacier Bancorp, Inc.	581	8,680
Extra Space Storage, Inc. *	822	8,672
American Capital Ltd.*	2,640	8,527
Cash America International, Inc.	282	8,505
Hancock Holding Co.	225	8,453
Capstead Mortgage Corp.	598	8,318
DiamondRock Hospitality Co.*	1,019	8,254
Radian Group, Inc.	774	8,189
Signature Bank*	280	8,120
PrivateBancorp, Inc.	328	8,023
Delphi Financial Group, Inc. — Class A	354	8,011
International Bancshares Corp.	488	7,959
Kilroy Realty Corp.	286	7,934
National Health Investors, Inc.	248	7,849
Selective Insurance Group, Inc.	496	7,802
Post Properties, Inc.	416	7,488
LaSalle Hotel Properties	376	7,392
Franklin Street Properties Corp.	560	7,336
NBT Bancorp, Inc.	323	7,280
DCT Industrial Trust, Inc.	1,403	7,169
Old National Bancorp	628	7,034
United Bankshares, Inc.	358	7,013
optionsXpress Holdings, Inc.*	405	6,998
MB Financial Corp.	333	6,983
Employers Holdings, Inc.	445	6,889
Anworth Mortgage Asset Corp.	870	6,856
MF Global Ltd.*	909	6,608
Portfolio Recovery Associates, Inc.*	142	6,437
Wintrust Financial Corp.	230	6,431

 5

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Sovran Self Storage, Inc.	210	$6,390
Navigators Group, Inc.*	116	6,380
PS Business Parks, Inc.	122	6,261
Park National Corp.	104	6,067
Equity Lifestyle Properties, Inc.	139	5,948
Financial Federal Corp.	240	5,923
Medical Properties Trust, Inc.	758	5,920
Ezcorp, Inc.*	426	5,819
Texas Capital Bancshares, Inc.*	345	5,810
Forestar Real Estate Group, Inc.*	338	5,807
Inland Real Estate Corp.	659	5,773
Provident Financial Services, Inc.	557	5,732
Community Bank System, Inc.	312	5,700
Sterling Bancshares, Inc.	776	5,673
Acadia Realty Trust	372	5,606
Brookline Bancorp, Inc.	565	5,492
CBL & Associates Properties, Inc.	559	5,422
Infinity Property & Casualty Corp.	126	5,352
Horace Mann Educators Corp.	373	5,211
LTC Properties, Inc.	216	5,193
Webster Financial Corp.	416	5,188
Allied Capital Corp. *	1,686	5,176
Greenlight Capital Re Ltd. — Class A*	275	5,170
First Midwest Bancorp, Inc.	456	5,139
Pico Holdings, Inc.*	154	5,136
Umpqua Holding Corp.	483	5,120
Sunstone Hotel Investors, Inc.*	708	5,027
Equity One, Inc.	306	4,795
Susquehanna Bancshares, Inc.	806	4,747
Alexander’s, Inc.*	16	4,734
Investors Bancorp, Inc.*	442	4,690
City Holding Co.	154	4,591
Ambac Financial Group, Inc.*	2,707	4,548
First Commonwealth Financial Corp.	796	4,521
TrustCo Bank Corp.	720	4,500
Hilltop Holdings, Inc.*	366	4,487
PacWest Bancorp	235	4,477
Independent Bank Corp.	202	4,470
Colonial Properties Trust	458	4,456
GFI Group, Inc.	615	4,446
Investors Real Estate Trust	479	4,330
Safety Insurance Group, Inc.	130	4,280

		Market
	Shares	Value

E*Trade Financial Corp.*	2,445	$4,279
Chemical Financial Corp.	196	4,271
Lexington Realty Trust	834	4,253
Getty Realty Corp.	170	4,172
Boston Private Financial Holdings, Inc.	636	4,140
Flagstone Reinsurance Holdings	366	4,128
National Penn Bancshares, Inc.	666	4,069
Parkway Properties, Inc.	205	4,038
Meadowbrook Insurance Group, Inc.	545	4,033
Harleysville Group, Inc.	125	3,956
IBERIABANK Corp.	85	3,873
Cohen & Steers, Inc.	161	3,864
Bank Mutual Corp.	436	3,854
Cathay General Bancorp	474	3,835
United Fire & Casualty Co.	210	3,759
Dollar Financial Corp.*	234	3,749
Banco Latinoamericano de Exportaciones SA	263	3,740
Northwest Bancorp, Inc.	162	3,700
World Acceptance Corp.*	146	3,681
MarketAxess Holdings, Inc.*	305	3,675
Community Trust Bancorp, Inc.	140	3,664
First Cash Financial Services, Inc.*	213	3,649
First Financial Bancorp	298	3,591
Phoenix Companies, Inc.*	1,088	3,536
First Financial Corp.	115	3,524
SCBT Financial Corp.	123	3,456
Ocwen Financial Corp.*	305	3,453
National Financial Partners Corp.*	395	3,444
Sun Communities, Inc.	160	3,443
Enstar Group*	55	3,425
Maiden Holdings Ltd.	469	3,410
WesBanco, Inc.	220	3,401
Prospect Capital Corp.	317	3,395
SWS Group, Inc.	235	3,384
Simmons First National Corp.	117	3,371
DuPont Fabros Technology, Inc.*	250	3,332
eHealth, Inc.*	229	3,325
Tompkins Financial Corp.	76	3,321
FNB Corp.	467	3,320
Universal Health Realty Income Trust	101	3,288
Bank of the Ozarks, Inc.	123	3,263

 6

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Hercules Technology Growth Capital, Inc. *	329	$3,231
GAMCO Investors, Inc. — Class A	70	3,199
Amerisafe, Inc.*	181	3,122
Provident New York Bancorp	326	3,113
Riskmetrics Group, Inc.*	212	3,099
Cousins Properties, Inc.	374	3,097
StellarOne Corp.	209	3,083
Renasant Corp.	203	3,015
American Equity Investment Life Holding Co.	425	2,983
First Potomac Realty Trust	256	2,959
The PMI Group, Inc. *	689	2,928
Home Bancshares, Inc.	133	2,915
Oriental Financial Group	227	2,883
Beneficial Mutual Bancorp, Inc.*	314	2,867
iStar Financial, Inc.*	939	2,855
Urstadt Biddle Properties, Inc.	195	2,845
Duff & Phelps Corp. — Class A	147	2,817
Suffolk Bancorp	95	2,813
S&T Bancorp, Inc.	217	2,812
Dime Community Bancshares	242	2,766
Berkshire Hills Bancorp, Inc.	126	2,764
FelCor Lodging Trust, Inc.*	608	2,754
Walter Investment Management Corp.	170	2,723
Western Alliance Bancorp, Inc.*	428	2,701
American Physicians Capital, Inc.	92	2,651
CVB Financial Corp.	348	2,641
United America Indemnity Ltd. — Class A*	355	2,623
TowneBank	205	2,614
Southside Bancshares, Inc.	116	2,612
MCG Capital Corp.*	616	2,581
CNA Surety Corp.*	159	2,576
Tejon Ranch Co.*	100	2,568
Evercore Partners, Inc. — Class A	87	2,542
Sandy Spring Bancorp, Inc.	156	2,540
TradeStation Group, Inc.*	311	2,535
State Auto Financial Corp.	141	2,528
U-Store-It Trust	403	2,519
National Western Life Insurance Co. — Class A	14	2,464
Lakeland Financial Corp.	119	2,457
Westfield Financial, Inc.	290	2,456
SY Bancorp, Inc.	106	2,448

		Market
	Shares	Value

Camden National Corp.	74	$2,445
Calamos Asset Management, Inc. — Class A	186	2,429
FBL Financial Group, Inc. — Class A	125	2,429
Advance America Cash Advance Centers, Inc.	433	2,425
Amtrust Financial Services, Inc.	212	2,419
Cedar Shopping Centers, Inc*	373	2,406
First Bancorp *	133	2,401
Flushing Financial Corp.	209	2,383
FPIC Insurance Group, Inc.*	71	2,382
Compass Diversified Trust	225	2,356
SeaBright Insurance Holdings, Inc.*	205	2,341
First Bancorp Puerto Rico	765	2,333
Pennsylvania Real Estate Investment Trust	306	2,329
1st Source Corp.	141	2,298
Nelnet, Inc. — Class A*	184	2,289
Columbia Banking Systems, Inc.	138	2,284
Northfield Bancorp, Inc.	178	2,278
East-West Bancorp, Inc.	271	2,249
Arrow Financial Corp.	82	2,249
Danvers Bancorp, Inc.	165	2,242
Cardinal Financial Corp.	271	2,230
Oppenheimer Holdings, Inc. — Class A	90	2,192
Harleysville National Corp.	406	2,164
American Capital Agency Corp.	76	2,162
Triko Bancshares	130	2,132
Safeguard Scientifics, Inc.*	192	2,106
Univest Corp. of Pennsylvania	96	2,080
United Community Banks, Inc.*	416	2,079
Washington Trust Bancorp, Inc.	117	2,050
Presidential Life Corp.	197	2,041
Great Southern Bancorp, Inc.	86	2,039
Citizens, Inc.*	313	1,984
Credit Acceptance Corp.*	61	1,964
NorthStar Realty Finance Corp.	556	1,952
Stewart Information Services Corp.	156	1,930
Saul Centers, Inc.	60	1,926
First Industrial Realty Trust, Inc. *	366	1,922

 7

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

ESSA Bancorp, Inc.	145	$1,915
Ashford Hospitality Trust, Inc.*	553	1,913
Southwest Bancorp, Inc.	136	1,909
BGC Partners, Inc. — Class A	444	1,900
BankFinancial Corp.	198	1,897
Bancfirst Corp.	51	1,883
Strategic Hotels & Resorts, Inc.*	715	1,852
Kite Realty Group Trust	442	1,843
First Financial Holdings, Inc.	115	1,837
Home Federal Bancorp, Inc.	160	1,827
Orrstown Financial Services, Inc.	47	1,816
Kearny Financial Corp.	173	1,803
Consolidated-Tomoka Land Co.	47	1,800
CapLease, Inc.	446	1,797
Republic Bancorp, Inc.	90	1,796
RAIT Financial Trust *	610	1,793
LaBranche & Company, Inc.*	523	1,778
Penson Worldwide Company, Inc.*	182	1,773
First Mercury Financial Corp.	133	1,772
Heartland Financial USA, Inc.	120	1,770
Gladstone Capital Corp.	198	1,768
United Financial Bancorp, Inc.	151	1,749
Donegal Group, Inc. — Class A	113	1,745
Westwood Holdings Group, Inc.	50	1,735
MVC Capital, Inc.	197	1,730
PMA Capital Corp.*	303	1,724
Encore Capital Group, Inc.*	125	1,681
Baldwind & Lyons, Inc. — Class B	71	1,665
PennantPark Investment Corp.	202	1,638
Abington Bancorp, Inc.	210	1,625
Smithtown Bancorp, Inc.	140	1,616
Agree Realty Corp.	70	1,605
Union Bankshares Corp.	126	1,569
German American Bancorp	101	1,567
Bank of Marin Bancorp	50	1,567
First Bancorp, Inc.	84	1,562
Capital City Bank Group, Inc.	109	1,548
Nara Bancorp, Inc. *	220	1,529
Broadpoint Gleacher Securities, Inc.*	182	1,518
US Global Investors, Inc. - Class A	121	1,492
NGP Capital Resources Co.	205	1,488

		Market
	Shares	Value

Harris & Harris Group, Inc.*	236	$1,475
Bridge Bancorp, Inc.	60	1,460
Capital Southwest Corp.	19	1,458
National Bankshares, Inc.	56	1,425
Lakeland Bancorp, Inc.	189	1,418
First Merchants Corp.	202	1,408
Kayne Anderson Energy Development Co.	105	1,389
WSFS Financial Corp.	52	1,385
American Physicians Service Group, Inc.	60	1,382
Ramco-Gershenson Properties Trust	154	1,374
Pinnacle Financial Partners, Inc.*	108	1,373
Monmouth Real Estate Investment Corp. — Class A	192	1,336
Peoples Bancorp, Inc.	102	1,331
MainSource Financial Group, Inc.	195	1,326
Wilshire Bancorp, Inc.	180	1,321
JMP Group, Inc.	136	1,314
CNB Financial Corp./PA	76	1,305
Associated Estates Realty Corp.	135	1,299
Oritani Financial Corp.	95	1,296
Shore Bancshares, Inc.	77	1,288
First Marblehead Corp.*	583	1,283
Penns Woods Bancorp, Inc.	40	1,280
TICC Capital Corp.	254	1,280
Life Partners Holdings, Inc.	71	1,271
FCStone Group, Inc.*	262	1,263
Hersha Hospitality Trust	405	1,256
Pacific Continental Corp.	119	1,253
United Security Bancshares/Thomasville AL	56	1,243
Peapack Gladstone Financial Corp.	77	1,237
ViewPoint Financial Group	88	1,236
Ames National Corp.	51	1,230
Sterling Bancorp	167	1,206
Bryn Mawr Bank Corp.	69	1,205
ESB Financial Corp.	90	1,205
American Safety Insurance Holdings Ltd.*	76	1,201
Avatar Holdings Inc.*	63	1,197
Citizens & Northern Corp.	80	1,183
Medallion Financial Corp.	140	1,170
First Busey Corp.	247	1,161
Glimcher Realty Trust	316	1,160

 8

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Mission West Properties	172	$1,158
American National Bankshares, Inc.	53	1,156
State Bancorp, Inc.	136	1,149
First Defiance Financial Corp.	76	1,133
Cogdell Spencer, Inc.	235	1,128
Winthrop Realty Trust	114	1,110
Farmers Capital Bank Corp.	60	1,073
Resource Capital Corp.	197	1,072
Thomas Weisel Partners Group, Inc.*	200	1,068
Sanders Morris Harris Group Inc.	180	1,064
Kansas City Life Insurance Co.	34	1,059
Roma Financial Corp.	85	1,057
Kohlberg Capital Corp.	172	1,037
Enterprise Financial Services Corp.	111	1,027
Gladstone Commercial Corp.	75	1,026
Fifth Street Finance Corp.	93	1,016
First of Long Island Corp.	38	1,010
Merchants Bancshares, Inc.	47	1,004
Alliance Financial Corp.	37	1,001
Asset Acceptance Capital Corp.*	138	1,001
Gladstone Investment Corp.	206	999
Oceanfirst Financial Corp.	86	998
Financial Institutions, Inc.	100	997
Main Street Capital Corp.	70	996
Sterling Savings Bank*	495	990
First Financial Northwest, Inc.	170	989
Epoch Holding Corp.	113	989
Gramercy Capital Corp.*	402	977
Home Bancorp, Inc.*	80	974
Ameris Bancorp	136	973
Dynex Capital, Inc.	115	969
China Housing & Land Development, Inc.*	242	932
Diamond Hill Investment Group, Inc.*	16	928
UCBH Holdings, Inc. *	1,144	915
Northrim BanCorp, Inc.	60	915
Rockville Financial, Inc.	85	914
Care Investment Trust, Inc.	119	913
National Interstate Corp.	52	910
Mercer Insurance Group, Inc.	50	904
Citizens Banking Corp.*	1,187	902
Education Realty Trust, Inc.	150	890
BlackRock Kelso Capital Corp.	119	883
Clifton Savings Bancorp, Inc.	90	882

		Market
	Shares	Value

Crawford & Co. — Class B*	200	$882
Washington Banking Co.	94	870
Cardtronics, Inc.*	111	868
Chicopee Bancorp, Inc.*	65	859
NewStar Financial, Inc.*	257	846
FBR Capital Markets Corp.*	140	830
First South Bancorp, Inc.	72	828
Rewards Network, Inc.*	60	824
Eagle Bancorp, Inc.*	86	824
NYMAGIC, Inc.	47	811
Cape Bancorp, Inc.*	105	806
EMC Insurance Group, Inc.	38	803
Ohio Valley Banc Corp.	30	795
Citizens Holding Co.	30	794
Center Bancorp, Inc.	105	791
NASB Financial, Inc.	30	789
Anthracite Capital, Inc.*	740	777
Sierra Bancorp	64	769
Bancorp Rhode Island, Inc.	30	749
Legacy Bancorp/MA, Inc.	71	746
Guaranty Bancorp*	503	744
Peoples Financial Corp.	40	744
West Bancorporation, Inc. *	150	744
Meridian Interstate Bancorp, Inc.*	87	740
Virtus Investment Partners, Inc.*	47	734
Primus Guaranty Ltd.*	170	726
Tower Bancorp, Inc.	27	709
Hallmark Financial Services, Inc.*	88	708
Triangle Capital Corp.	56	691
Central Pacific Financial Corp. *	274	690
CompuCredit Holdings Corp.*	146	688
Yadkin Valley Financial Corp. *	147	686
Bar Harbor Bankshares	20	680
Eastern Insurance Holdings, Inc.	70	667
Heritage Financial Corp.	50	658
UMH Properties, Inc.	80	652
Flagstar Bancorp, Inc.*	633	652
Century Bancorp, Inc.	30	651
Pacific Capital Bancorp *	444	639
South Financial Group, Inc. *	423	622
Universal Insurance Holdings, Inc.	120	604
Old Second Bancorp, Inc.	105	602
International Assets Holding Corp.*	36	594

 9

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Resource America, Inc. — Class A	123	$592
Enterprise Bancorp, Inc.	46	589
Pzena Investment Management, Inc. — Class A*	69	564
Centerstate Banks of Florida, Inc.	70	552
Sun Bancorp, Inc.*	101	533
Premierwest Bancorp *	196	531
Bancorp/DE, Inc.*	91	521
First Community Bancshares, Inc.	41	517
Hampton Roads Bankshares, Inc. *	172	495
Porter Bancorp, Inc.	30	489
Midsouth Bancorp, Inc.	35	462
Tree.com, Inc.*	60	453
Northeast Community Bancorp, Inc.	60	443
Bank of Kentucky Financial Corp.	20	423
First Acceptance Corp.*	156	421
CoBiz Financial, Inc.	84	418
First Financial Service Corp.	30	404
Prudential Bancorp of Pennsylvania, Inc.	40	402
Wilber Corp.	47	395
Auburn National Bancorporation, Inc.	16	390
Santander BanCorp*	40	390
Metro Bancorp, Inc.*	32	389
Fox Chase Bancorp, Inc.*	38	381
Brooklyn Federal Bancorp, Inc.	30	366
Banner Corp.	130	355
Waterstone Financial, Inc.*	63	319
Norwood Financial Corp.	10	311
Republic First Bancorp, Inc.*	67	304
Independence Holding Co.	51	300
K-Fed Bancorp	30	271
Old Point Financial Corp.	16	267
Kentucky First Federal Bancorp	20	250
First California Financial Group, Inc.*	50	240
American Realty Investors, Inc.*	20	231
QC Holdings, Inc.	27	182
Cheviot Financial Corp.	20	171
Doral Financial Corp.*	38	141
Heritage Financial Group *	16	132

		Market
	Shares	Value

Transcontinental Realty Investors, Inc.*	10	$117
California First National Bancorp.	10	111

Total Financials		1,535,361

INDUSTRIALS 6.1%
Nordson Corp.	319	17,893
Watson Wyatt Worldwide	400	17,424
GrafTech International Ltd.*	1,136	16,699
Regal-Beloit Corp.	345	15,770
EMCOR Group, Inc.*	620	15,698
Tetra Tech, Inc.*	567	15,043
Clarcor, Inc.	478	14,990
Curtiss-Wright Corp.	428	14,608
American Superconductor Corp.*	412	13,819
Woodward Governor Co.	566	13,731
Avis Budget Group, Inc.*	959	12,812
Brady Corp. — Class A	446	12,809
UAL Corp.*	1,357	12,512
Teledyne Technologies, Inc.*	342	12,309
Baldor Electric Co.	440	12,030
Moog, Inc. — Class A*	397	11,712
Clean Harbors, Inc.*	200	11,252
Acuity Brands, Inc.	343	11,048
JetBlue Airways Corp.*	1,829	10,937
Esterline Technologies Corp.*	276	10,822
United Stationers, Inc.*	222	10,569
Hexcel Corp.*	910	10,410
Watsco, Inc.	192	10,351
Belden, Inc.	445	10,280
ESCO Technologies, Inc.*	254	10,008
Kaydon Corp.	306	9,921
HNI Corp.	420	9,912
Granite Construction, Inc.	318	9,839
Geo Group, Inc.*	480	9,682
Heico Corp.	217	9,409
Simpson Manufacturing Company, Inc.	363	9,169
MPS Group, Inc.*	866	9,110
Briggs & Stratton Corp.	469	9,103
Alaska Air Group, Inc.*	339	9,082
Knight Transportation, Inc.	536	8,994
ABM Industries, Inc.	427	8,984
SkyWest, Inc.	533	8,837
Herman Miller, Inc.	508	8,590
EnerSys*	385	8,516
Watts Industries, Inc. — Class A	280	8,470

 10

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Applied Industrial Technologies, Inc.	400	$8,464
Mueller Industries, Inc.	348	8,307
Deluxe Corp.	476	8,140
AAR Corp.*	367	8,052
CoStar Group, Inc.*	195	8,038
Middleby Corp.*	146	8,031
Otter Tail Power Co.	335	8,017
HUB Group, Inc. — Class A*	348	7,952
Orbital Sciences Corp.*	530	7,934
Old Dominion Freight Line, Inc.*	259	7,881
Corporate Executive Board Co.	316	7,868
Genesee & Wyoming, Inc. — Class A*	258	7,823
Rollins, Inc.	412	7,766
Triumph Group, Inc.	160	7,678
Healthcare Services Group	413	7,583
A.O. Smith Corp.	197	7,506
Barnes Group, Inc.	436	7,451
Werner Enterprises, Inc.	396	7,377
Resources Connection, Inc.*	429	7,319
Arkansas Best Corp.	244	7,305
AirTran Holdings, Inc.*	1,133	7,081
Insituform Technologies, Inc. — Class A*	367	7,024
Heartland Express, Inc.	483	6,955
Universal Forest Products, Inc.	176	6,945
SYKES Enterprises, Inc.*	332	6,912
Beacon Roofing Supply, Inc.*	432	6,903
Mine Safety Appliances Co.	246	6,767
EnergySolutions, Inc.	713	6,574
Franklin Electric Company, Inc.	223	6,393
Actuant Corp. — Class A	394	6,328
Forward Air Corp.	273	6,320
Navigant Consulting, Inc.*	468	6,318
Ameron International Corp.	90	6,298
Korn/Ferry International, Inc.*	422	6,157
American Science & Engineering, Inc.	90	6,124
Mueller Water Products, Inc. — Class A	1,089	5,968
Robbins & Myers, Inc.	254	5,964
Mastec, Inc.*	490	5,954
II-VI, Inc.*	234	5,953
United Rentals, Inc.*	573	5,902
Chart Industries, Inc.*	273	5,894
US Airways Group, Inc.*	1,238	5,819

		Market
	Shares	Value

Mobile Mini, Inc.*	333	$5,781
Layne Christensen Co.*	180	5,769
Cubic Corp.	146	5,763
TrueBlue, Inc.*	406	5,712
Badger Meter, Inc.	137	5,301
Kaman Corp. — Class A	240	5,275
Interline Brands, Inc.*	312	5,257
Quanex Building Products Corp.	365	5,241
Allegiant Travel Co.*	137	5,218
Atlas Air Worldwide Holdings Company, Inc.*	163	5,211
Administaff, Inc.	198	5,201
Huron Consulting Group, Inc.*	199	5,140
Tennant Co.	176	5,115
Tutor Perini Corp.*	236	5,027
Genco Shipping & Trading Ltd. *	240	4,987
Albany International Corp. — Class A	256	4,966
Energy Conversion Devices, Inc.*	426	4,933
Lindsay Manufacturing Co.	125	4,923
Dollar Thrifty Automotive Group, Inc.*	199	4,893
Mcgrath Rentcorp	225	4,786
RBC Bearings, Inc.*	204	4,759
GeoEye, Inc.*	177	4,744
John Bean Technologies Corp.	256	4,652
Knoll, Inc.	436	4,547
Dycom Industries, Inc.*	366	4,502
AZZ, Inc.*	110	4,419
Circor International, Inc.	156	4,409
EnPro Industries, Inc.*	192	4,389
Ceradyne, Inc.*	236	4,326
School Specialty, Inc.*	181	4,293
Aircastle Ltd.	439	4,245
Comfort Systems USA, Inc.	366	4,242
Astec Industries, Inc.*	166	4,228
Steelcase, Inc. — Class A	673	4,179
DynCorp International, Inc. — Class A*	232	4,176
Griffon Corp.*	410	4,129
Hawaiian Holdings, Inc.*	493	4,072
Tredegar Corp.	278	4,031
Raven Industries, Inc.	148	3,956
Ennis Inc.	244	3,936
Viad Corp.	195	3,882
Rush Enterprises, Inc. — Class A*	300	3,876

 11

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Apogee Enterprises, Inc.	258	$3,875
ATC Technology Corp.*	195	3,853
Interface, Inc. — Class A	463	3,843
Encore Wire Corp.	170	3,798
Aerovironment, Inc.*	135	3,792
Advisory Board Co.*	150	3,771
G & K Services, Inc. — Class A	170	3,767
Exponent, Inc.*	133	3,747
Amerco, Inc.*	80	3,669
ACCO Brands Corp.*	508	3,668
Heidrick & Struggles International, Inc.	156	3,629
Force Protection, Inc.*	657	3,587
Orion Marine Group, Inc.*	169	3,471
Blount International, Inc.*	361	3,419
Evergreen Solar, Inc.*	1,771	3,400
Cenveo, Inc.*	490	3,391
MYR Group, Inc.*	160	3,374
RSC Holdings, Inc.*	462	3,359
Gorman-Rupp Co.	134	3,338
Federal Signal Corp.	463	3,329
Gibraltar Industries, Inc. *	248	3,291
American Reprographics Co.*	342	3,256
Kforce, Inc.*	266	3,197
EnerNOC, Inc.*	95	3,150
Ener1, Inc.*	450	3,114
American Ecology Corp.	166	3,104
CBIZ, Inc.*	413	3,081
Republic Airways Holdings, Inc.*	329	3,070
Spherion Corp.*	494	3,068
Kelly Services, Inc. — Class A *	249	3,063
Team, Inc.*	177	3,000
DigitalGlobe, Inc.*	133	2,975
H&E Equipment Services, Inc.*	260	2,946
Titan International, Inc.	329	2,928
Altra Holdings, Inc.*	252	2,820
Microvision, Inc.*	502	2,766
Taser International, Inc.*	583	2,752
Stanley, Inc.*	106	2,726
CRA International, Inc.*	99	2,702
Applied Signal Technology, Inc.	116	2,699
Michael Baker Corp.*	74	2,689
Northwest Pipe Co.*	80	2,682
Great Lakes Dredge & Dock Corp. Co.	384	2,680
Columbus McKinnon Corp. — Class A*	176	2,666

		Market
	Shares	Value

Polypore International, Inc.*	206	$2,659
Trex Company, Inc.*	145	2,639
FuelCell Energy, Inc.*	616	2,630
Acacia Research — Acacia Technologies*	300	2,613
Powell Industries, Inc.*	68	2,611
LB Foster Co. — Class A*	85	2,599
Gencorp, Inc.*	483	2,589
Sun Hydraulics Corp.	121	2,548
Argon ST, Inc.*	130	2,477
YRC Worldwide, Inc.*	556	2,474
Freightcar America, Inc.	100	2,430
Marten Transport Ltd.*	142	2,423
Standex International Corp.	122	2,419
AAON, Inc.	120	2,410
Cascade Corp.	90	2,407
ICF International, Inc.*	79	2,395
Colfax Corp.*	223	2,371
Celadon Group, Inc.*	209	2,364
Broadwind Energy, Inc.*	299	2,359
American Commercial Lines, Inc.*	80	2,330
Kimball International, Inc. — Class B	304	2,320
NACCO Industries, Inc. — Class A	38	2,283
Ladish Company, Inc.*	150	2,270
China Fire & Security Group, Inc.*	118	2,266
Dynamic Materials Corp.	111	2,216
Cornell Companies, Inc.*	98	2,199
Sterling Construction Company, Inc.*	122	2,185
Consolidated Graphics, Inc.*	87	2,171
Saia, Inc.*	133	2,139
TAL International Group, Inc.	145	2,062
M&F Worldwide Corp.*	101	2,044
On Assignment, Inc.*	342	2,001
Insteel Industries, Inc.	167	1,996
Ampco-Pittsburgh Corp.	75	1,994
Tecumseh Products Company — Class A*	174	1,971
American Woodmark Corp.	100	1,934
Ducommun, Inc.	102	1,929
Fuel Tech, Inc.*	172	1,926
Greenbrier Companies, Inc. *	164	1,920
Pike Electric Corp.*	160	1,917
K-Tron International, Inc.*	20	1,904
Eagle Bulk Shipping, Inc. *	367	1,883
Houston Wire & Cable Co.	169	1,867
Energy Recovery, Inc.*	319	1,857

 12

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

First Advantage Corp. — Class A*	98	$1,818
Air Transport Services Group, Inc.*	523	1,810
Horizon Lines, Inc. — Class A	278	1,765
China BAK Battery, Inc.*	356	1,762
GT Solar International, Inc.*	303	1,760
Advanced Battery Technologies, Inc.*	387	1,680
Bowne & Company, Inc.	217	1,671
Herley Industries, Inc.*	127	1,657
Schawk, Inc.	142	1,657
Hill International, Inc.*	233	1,654
CDI Corp.	115	1,616
Diamond Management & Technology Consultants, Inc.	235	1,610
Harbin Electric, Inc.*	95	1,604
3D Systems Corp.*	170	1,569
Titan Machinery, Inc.*	125	1,565
Multi-Color Corp.	100	1,543
International Shipholding Corp.	50	1,541
Furmanite Corp.*	349	1,504
Aceto Corp.	227	1,498
PMFG, Inc.*	116	1,492
Dynamex, Inc.*	90	1,470
Courier Corp.	96	1,454
APAC Teleservices, Inc.*	245	1,448
Kadant, Inc.*	119	1,443
Textainer Group Holdings Ltd.	90	1,441
Graham Corp.	92	1,431
Vicor Corp.*	185	1,428
Power-One, Inc.*	732	1,427
Volt Information Sciences, Inc.*	113	1,381
Met-Pro Corp.	141	1,366
LaBarge, Inc.*	120	1,350
Pacer International, Inc. *	333	1,285
Fushi Copperweld, Inc.*	148	1,252
Standard Parking Corp.*	71	1,242
Perma-Fix Environmental Services*	513	1,200
LSI Industries, Inc.	180	1,197
VSE Corp.	30	1,170
Ascent Solar Technologies, Inc.*	155	1,169
Innerworkings, Inc.*	226	1,116
GP Strategies Corp.*	146	1,094

		Market
	Shares	Value

PowerSecure International, Inc.*	160	$1,085
Miller Industries, Inc. — Class A*	96	1,056
Hurco Companies, Inc.*	60	1,025
Standard Register Co.	170	1,000
Ultrapetrol Bahamas Ltd.*	196	964
Argan, Inc.*	71	954
Eastern Co.	60	954
TBS International Ltd. — Class A*	109	948
American Railcar Industries, Inc. *	89	944
Flow International Corp.*	361	935
Alamo Group, Inc.	59	932
ICT Group, Inc.*	86	903
Metalico, Inc.*	214	892
USA Truck, Inc.*	70	889
Twin Disc, Inc.	71	885
Sauer, Inc. *	115	882
COMSYS IT Partners, Inc.*	137	877
Astronics Corp.*	90	846
Valence Technology, Inc.*	468	842
Flanders Corp.*	162	836
DXP Enterprises, Inc.*	72	803
Universal Truckload Services, Inc.	48	792
Waste Services Inc.*	170	785
Odyssey Marine Exploration, Inc.*	417	776
Trimas Corp.*	151	770
LMI Aerospace, Inc.*	76	762
Todd Shipyards Corp.	46	756
Patriot Transportation Holding, Inc.*	10	755
Barrett Business Services, Inc.	69	730
North American Galvanizing & Coating, Inc.*	117	710
Franklin Covey Co.*	120	702
CAI International, Inc.*	95	700
Satcon Technology Corp.*	406	694
Builders FirstSource, Inc.*	152	663
SmartHeat, Inc.*	55	653
Ultralife Batteries, Inc.*	107	648
NCI Building Systems, Inc.*	195	624
Chase Corp.	53	620
Portec Rail Products, Inc.	65	617
Primoris Services Corp.	75	541
Willis Lease Finance Corp.*	37	506
Integrated Electrical Services, Inc.*	60	483
Orion Energy Systems Inc.*	153	479

 13

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Lawson Products, Inc.	27	$470
BlueLinx Holdings, Inc.*	115	461
Omega Flex, Inc.	25	419
Preformed Line Products Co.	10	401
United Capital Corp.*	15	347
Heritage-Crystal Clean, Inc.*	20	255
Amrep Corp. PLC*	10	132

Total Industrials		1,296,039

HEALTH CARE 5.5%
Human Genome Sciences, Inc.*	1,077	20,269
Owens & Minor, Inc.	388	17,557
Steris Corp.	549	16,717
Thoratec Corp.*	530	16,043
NuVasive, Inc.*	344	14,365
Psychiatric Solutions, Inc.*	531	14,210
Onyx Pharmaceuticals, Inc.*	466	13,966
Varian, Inc.*	272	13,888
Auxilium Pharmaceuticals, Inc.*	402	13,752
Quality Systems, Inc.	223	13,730
Haemonetics Corp.*	241	13,525
Healthsouth Corp.*	835	13,059
Isis Pharmaceuticals, Inc.*	883	12,865
West Pharmaceutical Services, Inc.	309	12,548
Masimo Corp.*	478	12,524
athenahealth, Inc.*	323	12,394
PSS World Medical, Inc.*	556	12,137
Medicis Pharmaceutical Corp. — Class A	563	12,020
American Medical Systems Holdings, Inc.*	703	11,895
Immucor, Inc.*	658	11,647
Regeneron Pharmaceuticals, Inc.*	602	11,619
Amedisys, Inc.*	264	11,518
Dionex Corp.*	172	11,175
AMERIGROUP Corp.*	496	10,996
Cubist Pharmaceuticals, Inc.*	541	10,928
Eclipsys Corp.*	531	10,248
Catalyst Health Solutions, Inc.*	351	10,232
Magellan Health Services, Inc.*	326	10,126
WellCare Health Plans, Inc.*	396	9,761
Salix Pharmaceuticals Ltd.*	450	9,567
Meridian Bioscience, Inc.	376	9,404
Chemed Corp.	212	9,305
HMS Holdings Corp.*	237	9,061

		Market
	Shares	Value

PDL BioPharma, Inc.	1,126	$8,873
Savient Pharmaceuticals, Inc.*	575	8,740
Nektar Therapeutics*	868	8,454
Acorda Therapeutics, Inc.*	360	8,381
MedAssets, Inc.*	371	8,373
Alkermes, Inc.*	888	8,161
Seattle Genetics, Inc.*	566	7,941
Align Technology, Inc.*	553	7,864
Centene Corp.*	415	7,860
ev3, Inc.*	636	7,829
Volcano Corp.*	459	7,720
Alnylam Pharmaceuticals, Inc.*	340	7,711
Parexel International Corp.*	545	7,407
Medivation, Inc.*	271	7,355
Cepheid, Inc.*	553	7,311
Theravance, Inc.*	499	7,305
Par Pharmaceutical Companies, Inc.*	334	7,184
Martek Biosciences Corp.*	315	7,116
Viropharma, Inc.*	733	7,051
AMAG Pharmaceuticals, Inc.*	159	6,945
Vivus, Inc.*	656	6,855
Gentiva Health Services, Inc.*	267	6,678
Luminex Corp.*	390	6,630
Exelixis, Inc.*	1,005	6,412
Wright Medical Group, Inc.*	356	6,358
AmSurg Corp.*	293	6,220
Invacare Corp.	275	6,127
Integra LifeSciences Holdings Corp.*	179	6,113
Kindred Healthcare, Inc.*	371	6,021
Affymetrix, Inc.*	669	5,874
Phase Forward, Inc.*	406	5,700
Healthspring, Inc.*	465	5,696
InterMune, Inc.*	356	5,671
Abaxis, Inc.*	212	5,671
Geron Corp.*	837	5,491
Medicines Co.*	498	5,483
PharMerica Corp.*	295	5,478
Conceptus, Inc.*	293	5,432
Genoptix Inc.*	156	5,426
inVentiv Health, Inc.*	318	5,320
Conmed Corp.*	275	5,272
Landauer, Inc.	90	4,948
Impax Laboratories, Inc.*	566	4,947
Bruker Corp.*	463	4,940
Sirona Dental Systems, Inc.*	165	4,909
Greatbatch, Inc.*	217	4,876
Healthways, Inc.*	316	4,841

 14

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Celera Corp.*	774	$4,822
IPC The Hospitalist Company, Inc.*	153	4,812
Orthofix International NV*	156	4,585
Incyte Corp.*	673	4,543
ICU Medical, Inc.*	123	4,534
Merit Medical Systems, Inc.*	259	4,488
Analogic Corp.	121	4,479
XenoPort, Inc.*	205	4,352
Allos Therapeutics, Inc.*	594	4,306
Zoll Medical Corp.*	200	4,304
SonoSite, Inc.*	160	4,234
Pharmasset, Inc.*	196	4,143
Emeritus Corp.*	188	4,127
MannKind Corp.*	418	4,117
Cell Therapeutics, Inc.*	3,347	4,117
Cyberonics, Inc.*	258	4,113
LHC Group, Inc.*	137	4,100
Natus Medical, Inc.*	262	4,043
Emergency Medical Services Corp.*	86	3,999
ImmunoGen, Inc.*	484	3,925
Facet Biotech Corp.*	227	3,925
MWI Veterinary Supply, Inc.*	98	3,915
Bio-Reference Labs, Inc.*	113	3,887
Neogen Corp.*	120	3,875
Odyssey HealthCare, Inc.*	308	3,850
Quidel Corp.*	236	3,830
RehabCare Group, Inc.*	170	3,687
Optimer Pharmaceuticals, Inc.*	270	3,653
Computer Programs & Systems, Inc.	88	3,644
SurModics, Inc.*	148	3,641
Enzon Pharmaceuticals, Inc.*	434	3,580
Sun Healthcare Group, Inc.*	408	3,525
Momenta Pharmaceuticals, Inc.*	332	3,523
Symmetry Medical, Inc.*	339	3,515
Halozyme Therapeutics, Inc.*	487	3,463
Immunomedics, Inc.*	625	3,450
Res-Care, Inc.*	239	3,396
DexCom, Inc.*	428	3,394
Omnicell, Inc.*	296	3,297
Hanger Orthopedic Group, Inc.*	236	3,273
Triple-S Management Corp. - Class B*	195	3,270
Air Methods Corp.*	100	3,257
Sangamo Biosciences, Inc.*	395	3,243
Affymax, Inc.*	132	3,153

		Market
	Shares	Value

Angiodynamics, Inc.*	228	$3,142
Questcor Pharmaceuticals, Inc.*	544	3,003
National Healthcare Corp.	80	2,983
Cypress Bioscience, Inc.*	362	2,958
AMN Healthcare Services, Inc.*	306	2,910
Rigel Pharmaceuticals, Inc.*	351	2,878
Vanda Pharmaceuticals, Inc.*	246	2,863
eResearch Technology, Inc.*	403	2,821
Insulet Corp.*	251	2,819
Abiomed, Inc.*	286	2,777
Genomic Health, Inc.*	127	2,776
Orthovita, Inc.*	623	2,735
Protalix BioTherapeutics, Inc.*	329	2,718
Cross Country Healthcare, Inc.*	290	2,700
Palomar Medical Technologies, Inc.*	166	2,691
Emergent Biosolutions, Inc.*	150	2,649
Arena Pharmaceuticals, Inc.*	580	2,593
Cadence Pharmaceuticals, Inc.*	228	2,522
BioScrip, Inc.*	370	2,501
Molina Healthcare, Inc.*	120	2,483
Ligand Pharmaceuticals, Inc. — Class B*	1,070	2,472
Accuray, Inc.*	373	2,424
Universal American Financial Corp.*	256	2,412
Ardea Biosciences, Inc.*	130	2,382
Kendle International, Inc.*	139	2,324
Novavax, Inc.*	582	2,305
I-Flow Corp.*	201	2,289
Micromet, Inc.*	343	2,284
RTI Biologics, Inc.*	514	2,236
Kensey Nash Corp.*	77	2,229
Enzo Biochem, Inc.*	314	2,223
GTx, Inc.*	172	2,202
Cytokinetics, Inc.*	415	2,195
Endologix, Inc.*	353	2,185
CryoLife, Inc.*	273	2,176
Zymogenetics, Inc.*	355	2,144
Depomed, Inc.*	485	2,119
Almost Family, Inc.*	71	2,112
Durect Corp.*	781	2,085
Hemispherx Biopharma, Inc.*	966	1,932
Spectranetics Corp.*	301	1,929
TomoTherapy, Inc.*	445	1,927
IRIS International, Inc.*	170	1,921

 15

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Aspect Medical Systems, Inc.*	160	$1,917
Albany Molecular Research, Inc.*	221	1,914
SIGA Technologies, Inc.*	240	1,894
Micrus Endovascular Corp.*	146	1,891
Corvel Corp.*	66	1,874
Sequenom, Inc.*	577	1,864
Obagi Medical Products, Inc.*	160	1,856
Cantel Medical Corp.*	122	1,837
Clinical Data, Inc.*	110	1,834
Metabolix, Inc.*	177	1,820
NPS Pharmaceuticals, Inc.*	452	1,817
Pozen, Inc.*	246	1,811
Vital Images, Inc.*	144	1,803
Cambrex Corp.*	285	1,795
Hi-Tech Pharmacal Company, Inc.*	80	1,795
Assisted Living Concepts, Inc. — Class A*	86	1,782
Inspire Pharmaceuticals, Inc.*	341	1,780
Arqule, Inc.*	388	1,762
Nabi Biopharmaceuticals*	490	1,759
US Physical Therapy, Inc.*	115	1,733
Somanetics Corp.*	107	1,725
Chindex International, Inc.*	135	1,698
Pain Therapeutics, Inc.*	332	1,680
Poniard Pharmaceuticals, Inc.*	216	1,616
Spectrum Pharmaceuticals, Inc.*	240	1,615
BioCryst Pharmaceuticals, Inc.*	196	1,615
Santarus, Inc.*	486	1,599
Lexicon Genetics, Inc.*	750	1,598
Maxygen Inc.*	238	1,592
StemCells, Inc.*	969	1,579
Orexigen Therapeutics, Inc.*	160	1,576
BioMimetic Therapeutics, Inc.*	126	1,538
Ariad Pharmaceuticals, Inc.*	692	1,536
Medical Action Industries, Inc.*	127	1,533
Discovery Laboratories, Inc.*	1,127	1,533
Dyax Corp.*	426	1,529
Synovis Life Technologies, Inc.*	110	1,518
CardioNet, Inc.*	225	1,512
SuperGen, Inc.*	561	1,498
Accelrys, Inc.*	256	1,485
Skilled Healthcare Group, Inc. - Class A*	184	1,478
Idera Pharmaceuticals, Inc.*	199	1,475

		Market
	Shares	Value

Ensign Group, Inc.	105	$1,473
NxStage Medical, Inc.*	220	1,472
Repligen Corp.*	293	1,468
Nighthawk Radiology Holdings, Inc.*	202	1,460
Atrion Corp.	10	1,444
Sciclone Pharmaceuticals, Inc.*	336	1,431
Alliance Imaging, Inc.*	251	1,421
America Service Group, Inc.	85	1,406
Curis, Inc.*	596	1,395
Myriad Pharmaceuticals, Inc.*	235	1,377
ISTA Pharmaceuticals, Inc.*	306	1,365
American Dental Partners, Inc.*	96	1,344
Sunrise Senior Living, Inc.*	431	1,306
Capital Senior Living Corp.*	212	1,293
Progenics Pharmaceuticals, Inc.*	246	1,289
Electro-Optical Sciences, Inc.*	134	1,284
Bovie Medical Corp.*	160	1,256
BMP Sunstone Corp.*	307	1,249
Amicus Therapeutics, Inc.*	142	1,243
OraSure Technologies, Inc.*	427	1,238
Medcath Corp.*	140	1,228
Vascular Solutions, Inc.*	146	1,207
AMICAS, Inc.*	333	1,199
Ats Medical, Inc.*	446	1,195
AVANIR Pharmaceuticals, Inc. — Class A*	566	1,177
Providence Service Corp.*	100	1,166
Allied Healthcare International, Inc.*	416	1,165
Clarient, Inc.*	276	1,162
OncoGenex Pharmaceutical, Inc.*	32	1,152
Neurocrine Biosciences, Inc.*	368	1,122
Stereotaxis, Inc.*	250	1,115
Health Grades, Inc.*	225	1,114
Alphatec Holdings, Inc.*	242	1,113
LCA-Vision, Inc.*	156	1,094
Vical, Inc.*	256	1,091
Cutera, Inc.*	126	1,090
KV Pharmaceutical Co.*	355	1,090
Exactech, Inc.*	69	1,086
Array Biopharma, Inc.*	452	1,076
Infinity Pharmaceuticals, Inc.*	170	1,059
Transcend Services, Inc.*	60	1,048
AVI BioPharma, Inc.*	609	1,047

 16

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Rochester Medical Corp.*	86	$1,035
Osiris Therapeutics, Inc.*	154	1,026
Delcath Systems, Inc.*	208	1,021
Rockwell Medical Technologies, Inc.*	130	1,011
Cynosure, Inc.*	86	1,002
Young Innovations, Inc.	38	1,000
Insmed, Inc.*	1,179	967
Biospecifics Technologies Corp.*	30	960
HeartWare International, Inc.*	32	960
Allion Healthcare, Inc.*	160	936
Javelin Pharmaceuticals, Inc.*	469	915
Merge Healthcare, Inc.*	220	904
Cytori Therapeutics, Inc.*	223	881
Utah Medical Products, Inc.	30	880
Molecular Insight Pharmaceuticals, Inc.*	156	863
Harvard Bioscience, Inc.*	226	857
NovaMed, Inc.*	186	843
MAKO Surgical Corp.*	96	841
Hansen Medical, Inc.*	240	840
Continucare Corp.*	276	834
Metropolitan Health Networks, Inc.*	376	820
Virtual Radiologic Corp.*	60	782
Cardiac Science Corp.*	186	744
Home Diagnostics, Inc.*	110	744
Biodel, Inc.*	136	730
Akorn, Inc.*	530	726
RadNet, Inc.*	277	717
Life Sciences Research, Inc.*	90	716
Lannet Company, Inc.*	95	711
Adolor Corp.*	442	703
NeurogesX, Inc.*	87	696
Nanosphere, Inc.*	97	695
Idenix Pharmaceuticals, Inc.*	224	692
Opko Health, Inc.*	302	689
EnteroMedics, Inc.*	136	651
ARYx Therapeutics, Inc.*	200	626
MAP Pharmaceuticals, Inc.*	59	617
Sucampo Pharmaceuticals, Inc. — Class A*	105	612
Cardium Therapeutics, Inc.*	370	599
Cardiovascular Systems, Inc.*	80	582
TranS1, Inc.*	120	577
MedQuist, Inc.	90	572
Matrixx Initiatives, Inc.*	90	511
Celldex Therapeutics, Inc.*	88	483
Synta Pharmaceuticals Corp.*	146	453

		Market
	Shares	Value

Chelsea Therapeutics International, Inc.*	178	$447
Caraco Pharm Labs, Inc.*	87	443
American Caresource Holdings, Inc.*	100	437
MiddleBrook Pharmaceuticals, Inc.*	345	397
Acura Pharmaceuticals, Inc.*	75	383
National Research Corp.	15	362
BioDelivery Sciences International, Inc.*	72	346
Cornerstone Therapeutics, Inc.*	51	334
OXiGENE, Inc.*	194	275
Repros Therapeutics, Inc.*	90	81

Total Health Care		1,161,044

CONSUMER DISCRETIONARY 5.4%
Tupperware Brands Corp.	594	23,712
Bally Technologies, Inc.*	511	19,607
The Warnaco Group, Inc.*	426	18,684
J. Crew Group, Inc.*	468	16,764
Tractor Supply Co.*	336	16,269
Jones Apparel Group, Inc.	809	14,505
Carter’s, Inc.*	540	14,418
Corinthian Colleges, Inc.*	756	14,031
Gymboree Corp.*	282	13,643
Tempur-Pedic International, Inc.*	711	13,466
Fossil, Inc.*	440	12,518
Eastman Kodak Co. *	2,526	12,074
Men’s Wearhouse, Inc.	487	12,029
Polaris Industries, Inc.	290	11,826
Rent-A-Center, Inc.*	622	11,743
Wolverine World Wide, Inc.	465	11,551
Jack in the Box, Inc.*	543	11,126
Sotheby’s	634	10,924
Life Time Fitness, Inc.*	384	10,771
Cheesecake Factory, Inc.*	567	10,501
Collective Brands, Inc.*	600	10,398
Pool Corp.	458	10,177
Matthews International Corp. — Class A	286	10,119
Brunswick Corp.	832	9,967
Deckers Outdoor Corp.*	116	9,843
Cooper Tire & Rubber Co.	557	9,792
Vail Resorts, Inc.*	285	9,559
Capella Education Co.*	141	9,495
Coinstar, Inc.*	282	9,300
OfficeMax Inc.*	716	9,007
AnnTaylor Stores Corp.*	553	8,787

 17

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Ryland Group, Inc.	415	$8,744
Under Armour, Inc.*	312	8,683
Lululemon Athletica, Inc.*	380	8,645
Orient-Express Hotels Ltd. - Class A *	733	8,437
Bob Evans Farms, Inc.	286	8,311
Buckle, Inc.	243	8,296
American Greetings Corp. — Class A	370	8,251
Valassis Communications, Inc.*	452	8,082
P.F. Chang’s China Bistro, Inc.*	225	7,643
Saks, Inc.*	1,116	7,611
Jos. A. Bank Clothiers, Inc.*	168	7,521
Dress Barn, Inc.*	418	7,495
Cracker Barrel Old Country Store, Inc.	212	7,293
Blue Nile, Inc.*	116	7,206
Buffalo Wild Wings, Inc.*	172	7,157
Children’s Place Retail Stores, Inc.*	235	7,041
Dillard’s, Inc. — Class A	480	6,768
National CineMedia, Inc.	398	6,754
Jo-Ann Stores, Inc.*	251	6,734
Gaylord Entertainment Co.*	330	6,633
Live Nation, Inc.*	788	6,454
Dana Holding Corp.*	938	6,388
Sally Beauty Holdings, Inc.*	888	6,314
Group 1 Automotive, Inc. *	234	6,283
Sonic Corp.*	568	6,282
True Religion Apparel, Inc.*	240	6,223
Meritage Homes Corp.*	298	6,049
HSN, Inc.*	370	6,024
Tenneco, Inc.*	453	5,907
99 Cents Only Stores*	438	5,891
American Public Education, Inc.*	169	5,871
Pinnacle Entertainment, Inc.*	572	5,829
Timberland Co. — Class A*	406	5,652
Steven Madden, Ltd.*	150	5,521
CEC Entertainment, Inc.*	211	5,456
ArvinMeritor, Inc. *	697	5,451
Skechers U.S.A., Inc. — Class A*	314	5,382
Helen of Troy Ltd.*	276	5,363
Cato Corp. — Class A	264	5,357
Charming Shoppes, Inc.*	1,090	5,352
Unifirst Corp.	120	5,334
Iconix Brand Group, Inc.*	427	5,325
CROCS, Inc.*	788	5,240

		Market
	Shares	Value

Papa John’s International, Inc.*	210	$5,160
Monro Muffler Brake, Inc.	162	5,150
Scholastic Corp.	210	5,111
Arbitron, Inc.	246	5,107
Cabela’s, Inc. — Class A*	378	5,043
Hibbett Sports Inc.*	275	5,013
Texas Roadhouse, Inc.*	469	4,981
Harte-Hanks, Inc.	356	4,923
Steiner Leisure Ltd.*	136	4,863
Fred’s, Inc.	382	4,863
Shuffle Master, Inc.*	510	4,804
CKE Restaurants, Inc.	456	4,783
Callaway Golf Co.	613	4,665
Stage Stores, Inc.	356	4,614
Interval Leisure Group, Inc.*	366	4,568
PEP Boys-Manny Moe & Jack	465	4,543
Belo Corp. — Class A *	836	4,523
Coldwater Creek, Inc.*	545	4,469
NutriSystem, Inc.	292	4,456
Liz Claiborne, Inc. *	903	4,452
Columbia Sportswear Co.	107	4,404
Genesco, Inc.*	180	4,333
DineEquity, Inc. *	174	4,306
La-Z-Boy, Inc. *	495	4,282
Ulta Salon Cosmetics & Fragrance, Inc.*	257	4,243
Ticketmaster Entertainment, Inc.*	356	4,162
PetMed Express, Inc.	219	4,128
National Presto Industries, Inc.	47	4,066
Finish Line, Inc. — Class A	398	4,044
Stewart Enterprises, Inc. — Class A	759	3,970
Winnebago Industries, Inc.*	267	3,928
Ethan Allen Interiors, Inc.	233	3,844
Citi Trends, Inc.*	133	3,787
Asbury Automotive Group, Inc.*	298	3,779
Jakks Pacific, Inc.*	262	3,752
Exide Technologies*	468	3,730
Ameristar Casinos, Inc.	236	3,724
K12 Inc.*	225	3,708
CKX, Inc.*	550	3,690
Drew Industries, Inc.*	170	3,687
Universal Technical Institute, Inc.*	186	3,664
Pre-Paid Legal Services, Inc.*	71	3,607
Charlotte Russe Holding, Inc.*	201	3,517

 18

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Standard-Pacific Corp.*	947	$3,494
The Wet Seal, Inc. — Class A*	924	3,493
Churchill Downs, Inc.	90	3,465
Dolan Media Co.*	282	3,381
Ascent Media Corp. — Class A*	130	3,328
Quiksilver, Inc.*	1,208	3,322
Fuel Systems Solutions, Inc.*	92	3,311
Pier 1 Imports, Inc.*	855	3,309
Shutterfly, Inc.*	196	3,259
Peet’s Coffee & Tea, Inc.*	114	3,218
RCN Corp.*	345	3,208
Pacific Sunwear of California, Inc.*	618	3,183
Regis Corp.	204	3,162
HOT Topic, Inc.*	420	3,146
Brown Shoe Company, Inc.	391	3,136
Superior Industries International, Inc.	220	3,124
Lumber Liquidators, Inc.*	143	3,102
Zumiez, Inc.*	189	3,101
Cinemark Holdings, Inc.	298	3,087
Red Robin Gourmet Burgers, Inc.*	150	3,063
Domino’s Pizza, Inc.*	346	3,059
World Wrestling Entertainment, Inc.	215	3,012
Stein Mart, Inc.*	236	3,000
Volcom, Inc.*	182	2,999
Big 5 Sporting Goods Corp.	197	2,975
Maidenform Brands, Inc.*	180	2,891
American Axle & Manufacturing Holdings, Inc. *	406	2,874
Modine Manufacturing Co. *	309	2,864
BJ’s Restaurants, Inc.*	190	2,848
Ambassadors Group, Inc.	180	2,817
California Pizza Kitchen, Inc.*	179	2,796
Ruby Tuesday, Inc.*	324	2,728
Universal Electronics, Inc.*	133	2,716
Knology, Inc.*	276	2,691
Steak n Shake Co.*	226	2,660
Grand Canyon Education, Inc.*	147	2,621
Core-Mark Holding Company, Inc.*	89	2,545
Lithia Motors, Inc. — Class A*	162	2,526
Denny’s Corp.*	909	2,418
Oxford Industries, Inc.	120	2,364

		Market
	Shares	Value

Sonic Automotive, Inc. *	225	$2,362
Marcus Corp.	184	2,353
Sturm Ruger & Company, Inc.	180	2,329
Blyth, Inc.	60	2,324
Christopher & Banks Corp.	343	2,322
M/I Homes, Inc.*	170	2,310
Standard Motor Products, Inc*	150	2,280
Movado Group, Inc. *	152	2,209
K-Swiss, Inc. — Class A *	251	2,206
iRobot Corp.*	179	2,203
Smith & Wesson Holding Corp.*	420	2,197
Furniture Brands International, Inc.*	395	2,184
Lincoln Educational Services Corp.*	95	2,174
Overstock.com, Inc.*	148	2,171
Fuqi International, Inc.*	74	2,167
Cavco Industries, Inc.*	61	2,165
Talbots, Inc. *	232	2,141
Orbitz Worldwide, Inc.*	345	2,132
Mediacom Communications Corp.*	367	2,114
Beazer Homes USA, Inc.*	373	2,085
America’s Car Mart, Inc.*	86	2,060
AFC Enterprises, Inc.*	242	2,038
ChinaCast Education Corp.*	276	2,007
EW Scripps Co. — Class A*	266	1,995
drugstore.com, Inc.*	818	1,988
Haverty Furniture Companies, Inc.*	168	1,984
Bridgepoint Education, Inc.*	130	1,984
RC2 Corp.*	139	1,981
Krispy Kreme Doughnuts, Inc.*	550	1,963
Tween Brands, Inc.*	232	1,946
FGX International Holdings Ltd.*	137	1,911
Hovnanian Enterprises, Inc. — Class A*	494	1,897
DSW, Inc.*	110	1,757
G-III Apparel Group Ltd.*	123	1,740
Dorman Products, Inc.*	114	1,712
Kirkland’s, Inc.*	120	1,710
Bebe Stores, Inc.	232	1,708
Speedway Motorsports, Inc.	116	1,669
Cherokee, Inc.	69	1,654
Isle of Capri Casinos, Inc.*	140	1,651
Spartan Motors, Inc.	313	1,609
Zale Corp.*	225	1,609
Rentrak Corp.*	90	1,607

 19

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Wonder Auto Technology, Inc.*	133	$1,596
Martha Stewart Omnimedia, Inc.*	244	1,527
Weyco Group, Inc.	66	1,511
O’Charleys, Inc.*	160	1,499
LodgeNet Interactive Corp.*	195	1,472
Perry Ellis International, Inc.*	90	1,444
Amerigon, Inc.*	196	1,441
Borders Group, Inc.*	463	1,440
Journal Communications, Inc. — Class A *	386	1,420
Sinclair Broadcast Group, Inc. — Class A *	396	1,418
CSS Industries, Inc.	71	1,404
Jackson Hewitt Tax Service, Inc. *	275	1,402
Sealy Corp.*	431	1,379
Skyline Corp.	61	1,376
Hooker Furniture Corp.	100	1,350
Unifi, Inc.*	420	1,344
Leapfrog Enterprises, Inc.*	316	1,299
Retail Ventures, Inc.*	245	1,291
Multimedia Games, Inc.*	248	1,270
Shoe Carnival, Inc.*	80	1,234
New York & Company, Inc.*	238	1,219
hhgregg, Inc.*	71	1,203
Tuesday Morning Corp.*	282	1,173
Lin TV Corp. — Class A*	246	1,164
Mac-Gray Corp.*	106	1,143
Universal Travel Group*	86	1,109
Midas, Inc.*	118	1,109
Audiovox Corp. — Class A*	160	1,096
American Apparel, Inc.*	306	1,074
Morgans Hotel Group Co.*	197	1,068
Systemax, Inc.*	88	1,067
Global Sources Ltd.*	155	1,065
Gaiam, Inc.*	152	1,061
West Marine, Inc.*	133	1,045
McCormick & Schmick’s Seafood Restaurants, Inc.*	140	1,042
Conn’s, Inc.*	92	1,039
Carmike Cinemas, Inc.*	100	1,011
Stoneridge, Inc.*	138	977
Great Wolf Resorts, Inc.*	262	935
Stamps.com, Inc.*	100	925
Sport Supply Group, Inc.	90	917
Outdoor Channel Holdings, Inc.*	139	909
Stanley Furniture Co. *	87	902
1-800-FLOWERS.com, Inc.*	253	873

		Market
	Shares	Value

Carrols Restaurant Group, Inc.*	115	$869
Monarch Casino & Resort, Inc.*	80	861
Fisher Communications, Inc.*	47	854
Luby’s, Inc.*	195	819
Learning Tree International, Inc.*	70	797
Books-A-Million, Inc.	66	795
Ruth’s Hospitality Group, Inc.*	188	793
Build-A-Bear Workshop, Inc.*	162	789
Dover Downs Gaming & Entertainment, Inc.	135	769
Rex Stores Corp.*	67	730
Red Lion Hotels Corp.*	126	725
Landry’s Restaurants, Inc.*	66	693
Kenneth Cole Productions, Inc. — Class A *	69	692
Benihana, Inc.*	120	688
Hawk Corp.*	50	686
Raser Technologies, Inc.*	430	658
Reading International, Inc. — Class A*	160	658
Steinway Musical Instruments, Inc.*	55	653
Destination Maternity Corp.*	36	653
CPI Corp.	50	624
Playboy Enterprises, Inc. — Class B*	203	613
Brookfield Homes Corp.*	91	608
Youbet.com, Inc.*	282	592
Lakes Entertainment, Inc.*	176	591
Einstein Noah Restaurant Group, Inc.*	47	566
Princeton Review, Inc.*	124	521
Syms Corp.*	62	502
Marine Products Corp. *	90	498
US Auto Parts Network, Inc.*	90	491
Town Sports International Holdings, Inc.*	184	462
Bluegreen Corp.*	141	430
Caribou Coffee Company, Inc.*	58	419
Primedia, Inc.	156	393
China Automotive Systems, Inc.*	40	372
Nobel Learning Communities, Inc.*	37	347
Value Line, Inc.	10	309
Frisch’s Restaurants, Inc.	10	259
Gander Mountain Co.*	50	257

 20

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

NIVS IntelliMedia Technology Group, Inc.*	75	$201
Crown Media Holdings, Inc. — Class A*	97	151

Total Consumer Discretionary		1,142,840

ENERGY 1.8%
World Fuel Services Corp.	276	13,267
Dril-Quip, Inc.*	266	13,204
Arena Resources, Inc.*	361	12,815
Nordic American Tanker Shipping *	405	11,980
Bill Barrett Corp.*	364	11,936
Berry Petroleum Co. — Class A	403	10,792
Key Energy Services, Inc.*	1,166	10,144
Penn Virginia Corp.	435	9,966
CARBO Ceramics, Inc.	185	9,537
Global Industries Ltd.*	943	8,958
Atlas Energy, Inc. *	323	8,744
Bristow Group, Inc.*	282	8,373
NATCO Group, Inc.*	181	8,015
Gran Tierra Energy, Inc.*	1,922	7,995
Lufkin Industries, Inc.	140	7,445
Rosetta Resources, Inc.*	495	7,272
Brigham Exploration Co.*	782	7,101
Tetra Technologies, Inc.*	713	6,909
GulfMark Offshore, Inc.*	209	6,843
Carrizo Oil & Gas, Inc.*	257	6,294
Complete Production Services, Inc.*	546	6,170
Hornbeck Offshore Services, Inc.*	220	6,063
Goodrich Petroleum Corp.*	234	6,039
Parker Drilling Co.*	1,104	6,028
Patriot Coal Corp.*	511	6,009
Swift Energy Co.*	248	5,873
Willbros Group, Inc.*	372	5,666
Contango Oil & Gas Co.*	107	5,463
Ship Finance International Ltd.	415	5,100
USEC, Inc.*	1,059	4,967
James River Coal Co.*	256	4,892
Stone Energy Corp.*	274	4,469
Cal Dive International, Inc.*	421	4,164
ATP Oil & Gas Corp.*	227	4,061
BPZ Resources, Inc.*	523	3,933
W&T Offshore, Inc.	316	3,700
GMX Resources, Inc.*	234	3,676
General Maritime Corp. *	456	3,529

		Market
	Shares	Value

International Coal Group, Inc.*	859	$3,462
Hercules Offshore*	699	3,432
Golar LNG Ltd. *	310	3,429
McMoRan Exploration Co.*	401	3,028
Delta Petroleum Corp.*	1,680	2,940
Pioneer Drilling Co.*	396	2,907
Clean Energy Fuels Corp.*	201	2,896
RPC, Inc.	275	2,882
Matrix Service Co.*	254	2,761
Newpark Resources, Inc.*	842	2,703
CVR Energy, Inc.*	214	2,662
Vaalco Energy, Inc.	553	2,544
ION Geophysical Corp.*	712	2,506
Allis-Chalmers Energy, Inc.*	564	2,459
PHI, Inc.*	120	2,434
T-3 Energy Services, Inc. — Class A*	120	2,364
Gulf Island Fabrication, Inc.	121	2,267
Petroleum Development Corp.*	120	2,239
Gulfport Energy Corp.*	246	2,150
Knightsbridge Tankers Ltd.*	156	2,034
Natural Gas Services Group, Inc.*	114	2,009
Crosstex Energy, Inc. *	378	1,996
Rex Energy Corp.*	238	1,987
Northern Oil And Gas, Inc.*	233	1,957
Petroquest Energy, Inc.*	300	1,947
Dawson Geophysical Co.*	70	1,917
Venoco, Inc.*	166	1,911
Apco Oil and Gas International, Inc.	82	1,879
Clayton Williams Energy, Inc.*	60	1,807
Basic Energy Services, Inc.*	210	1,783
DHT Maritime, Inc. *	473	1,778
Toreador Resources Corp.	175	1,748
Oilsands Quest, Inc.*	1,542	1,742
Warren Resources, Inc.*	563	1,666
Syntroleum Corp.*	602	1,625
Western Refining, Inc.*	251	1,619
Harvest Natural Resources, Inc.*	308	1,580
Cheniere Energy, Inc.*	535	1,568
Panhandle Oil and Gas, Inc. — Class A	70	1,495
Bronco Drilling Company, Inc.*	225	1,474
Endeavour International Corp.*	1,075	1,301
Geokinetics, Inc.*	61	1,293

 21

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Uranium Energy Corp.*	436	$1,286
FX Energy, Inc.*	398	1,286
Superior Well Services, Inc.*	130	1,258
Parallel Petroleum Corp.*	392	1,243
Boots & Coots, Inc.*	743	1,196
Zion Oil & Gas, Inc.*	110	1,074
Approach Resources, Inc.*	113	1,026
Delek US Holdings, Inc.	115	986
Uranerz Energy Corp.*	426	976
Bolt Technology Corp.*	76	955
Sulphco, Inc.*	641	878
Teekay Tankers Ltd.	100	835
Evergreen Energy, Inc.*	1,227	761
Alon USA Energy, Inc.	75	745
ENGlobal Corp.*	180	742
Georesources, Inc.*	64	707
OYO Geospace Corp.*	27	697
Westmoreland Coal Co.*	83	675
CREDO Petroleum Corp.*	66	668
Union Drilling, Inc.*	86	657
Isramco, Inc.*	5	653
Green Plains Renewable Energy, Inc.*	90	639
TGC Industries, Inc.*	120	582
Vantage Drilling Co.*	236	432
PrimeEnergy Corp.*	15	430
Cubic Energy, Inc.*	256	241

Total Energy		391,201

MATERIALS 1.7%
Rock-Tenn Co. — Class A	356	16,771
W.R. Grace & Co.*	685	14,892
Domtar Corp.*	386	13,595
Silgan Holdings, Inc.	252	13,288
Olin Corp.	737	12,853
Sensient Technologies Corp.	460	12,774
Coeur d’Alene Mines Corp.*	545	11,173
Rockwood Holdings, Inc.*	468	9,627
H.B. Fuller Co.	459	9,593
Texas Industries, Inc.	223	9,366
Hecla Mining Co.*	2,064	9,061
OM Group, Inc.*	294	8,935
NewMarket Corp.	96	8,932
Solutia, Inc.*	753	8,720
Minerals Technologies, Inc.	179	8,513
Worthington Industries, Inc.	569	7,909
Calgon Carbon Corp.*	521	7,726
Schweitzer-Mauduit International, Inc.	136	7,393
Arch Chemicals, Inc.	239	7,168
Louisiana-Pacific Corp.*	984	6,563

		Market
	Shares	Value

PolyOne Corp.*	874	$5,830
Koppers Holdings, Inc.	189	5,604
Kaiser Aluminum Corp.	150	5,454
RTI International Metals, Inc.*	217	5,406
Amcol International Corp.	225	5,150
Glatfelter	432	4,959
Brush Engineered Materials, Inc.*	195	4,770
Westlake Chemical Corp.	184	4,729
Stepan Co.	75	4,506
Deltic Timber Corp.	98	4,485
Balchem Corp.	170	4,471
A. Schulman, Inc.	220	4,385
Clearwater Paper Corp.*	106	4,381
Wausau Paper Corp. *	414	4,140
Century Aluminum Co.*	435	4,067
Buckeye Technologies, Inc.*	360	3,863
Horsehead Holding Corp.*	327	3,832
Ferro Corp. *	424	3,774
Allied Nevada Gold Corp.*	373	3,652
Haynes International, Inc.*	114	3,628
Innospec, Inc. *	225	3,319
Zep, Inc.	199	3,234
Myers Industries, Inc.	297	3,199
Spartech Corp. *	293	3,156
GenTek, Inc.*	80	3,043
Innophos Holdings, Inc.	164	3,034
Zoltek Companies, Inc.*	262	2,751
Omnova Solutions, Inc.*	413	2,676
Stillwater Mining Co.*	389	2,614
LSB Industries, Inc.*	157	2,445
Graphic Packaging Holding Co.*	1,049	2,423
Olympic Steel, Inc.	80	2,295
Quaker Chemical Corp.	103	2,259
US Gold Corp.*	749	2,165
General Moly, Inc.*	599	1,887
AEP Industries, Inc.*	47	1,875
Hawkins, Inc.	80	1,869
ShengdaTech, Inc.*	270	1,717
A.M. Castle & Co. *	160	1,590
Landec Corp.*	248	1,587
Neenah Paper, Inc.	133	1,565
American Vanguard Corp.	185	1,537
KapStone Paper and Packaging Corp.*	186	1,514
Boise, Inc.*	280	1,478
Headwaters, Inc.*	345	1,335
Bway Holding Co.*	71	1,314
ICO, Inc.*	256	1,196
Universal Stainless & Alloy*	55	1,004

 22

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Paramount Gold and Silver Corp.*	599	$821
China Precision Steel, Inc.*	295	802
China Green Agriculture, Inc.*	51	598
U S Concrete, Inc.*	306	529
General Steel Holdings, Inc.*	123	478
Ampal American Israel — Class A*	201	408
NL Industries, Inc.	60	401
United States Lime & Minerals, Inc.*	10	359
Sutor Technology Group Ltd.*	69	218

Total Materials		360,633

CONSUMER STAPLES 1.3%
Casey’s General Stores, Inc.	477	14,968
Chattem, Inc.*	176	11,688
Ruddick Corp.	410	10,914
TreeHouse Foods, Inc.*	305	10,879
Universal Corp.	240	10,037
United Natural Foods, Inc.*	407	9,735
Lancaster Colony Corp.	180	9,229
Fresh Del Monte Produce, Inc.*	395	8,931
Nu Skin Enterprises, Inc.	470	8,709
Sanderson Farms, Inc.	195	7,340
Bare Escentuals, Inc.*	616	7,324
Hain Celestial Group, Inc.*	377	7,227
Lance, Inc.	264	6,816
Chiquita Brands International, Inc.*	417	6,739
Winn-Dixie Stores, Inc.*	511	6,704
Central Garden and Pet Co. — Class A*	593	6,482
Andersons, Inc.	168	5,914
Darling International, Inc.*	779	5,726
J&J Snack Foods Corp.	131	5,658
Vector Group Ltd.	363	5,656
Tootsie Roll Industries, Inc.	233	5,541
American Italian Pasta Co.*	196	5,327
Diamond Foods, Inc.	158	5,012
WD-40 Co.	160	4,544
Alliance One International, Inc.*	842	3,772
Smart Balance, Inc.*	593	3,641
Cal-Maine Foods, Inc. *	132	3,534
Heckmann Corp.*	763	3,495
Weis Markets, Inc.	104	3,323
Pantry, Inc.*	209	3,277

		Market
	Shares	Value

Nash Finch Co.	111	$3,035
Spartan Stores, Inc.	207	2,925
American Oriental Bioengineering, Inc.*	584	2,838
Great Atlantic & Pacific Tea Company, Inc*	316	2,816
Boston Beer Company, Inc. — Class A*	74	2,744
Pricesmart, Inc.	146	2,738
Elizabeth Arden, Inc.*	229	2,695
Zhongpin, Inc.*	177	2,605
Medifast, Inc.*	116	2,520
Synutra International, Inc.*	169	2,317
Prestige Brands Holdings, Inc. — Class A*	323	2,274
USANA Health Sciences, Inc.*	59	2,012
Coca-Cola Bottling Company Consolidated	39	1,889
Ingles Markets, Inc. — Class A	117	1,852
American Dairy, Inc.*	65	1,841
Village Super Market	60	1,768
Calavo Growers, Inc.	87	1,651
Inter Parfums, Inc.	126	1,538
Imperial Sugar Company, Inc.	111	1,407
AgFeed Industries, Inc.*	263	1,404
B&G Foods, Inc.	168	1,376
China Sky One Medical, Inc.*	100	1,319
Arden Group, Inc.	10	1,195
National Beverage Corp.*	100	1,151
Farmer Brothers Co.	55	1,139
Nutraceutical International Corp.*	100	1,127
China-Biotics, Inc.*	66	1,056
Griffin Land & Nurseries, Inc.	30	960
Seneca Foods Corp. — Class A*	33	904
Overhill Farms, Inc.*	148	895
Alico, Inc.	30	882
Revlon, Inc.*	180	875
Omega Protein Corp.*	179	868
Susser Holdings Corp.*	69	867
Female Health Co.*	153	773
Orchids Paper Products Co.*	38	760
Star Scientific, Inc.*	725	674
Oil-Dri Corp. of America	46	667
HQ Sustainable Maritime Industries, Inc.*	72	634
Zapata Corp.*	90	626
Schiff Nutrition International, Inc.	109	568

 23

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Mannatech, Inc. *	146	$559
Diedrich Coffee, Inc.*	20	481
Lifeway Foods, Inc.*	38	418

Total Consumer Staples		273,785

UTILITIES 1.2%
Piedmont Natural Gas Co.	688	16,471
Nicor, Inc.	431	15,770
WGL Holdings, Inc.	471	15,609
New Jersey Resources Corp.	402	14,597
Cleco Corp.	575	14,421
Portland General Electric Co.	706	13,922
IDACORP, Inc.	455	13,100
Southwest Gas Corp.	416	10,641
Northwest Natural Gas Co.	255	10,623
Avista Corp.	525	10,616
Unisource Energy Corp.	336	10,332
South Jersey Industries, Inc.	280	9,884
PNM Resources, Inc.	825	9,636
Black Hills Corp.	372	9,363
NorthWestern Corp.	336	8,209
Mge Energy, Inc.	222	8,099
California Water Service Group	194	7,554
UIL Holding Corp.	280	7,389
El Paso Electric Co.*	417	7,368
Allete, Inc.	204	6,848
Laclede Group, Inc.	207	6,657
CH Energy Group, Inc.	148	6,558
American States Water Co.	166	6,006
Empire District Electric Co.	324	5,861
SJW Corp.	125	2,856
Unitil Corp.	100	2,245
Consolidated Water Company, Inc.	136	2,221
Central Vermont Public Service Corp.	113	2,181
Middlesex Water Co.	126	1,900
Chesapeake Utilities Corp.	54	1,674
York Water Co.	106	1,469
Connecticut Water Service, Inc.	65	1,455
Cadiz, Inc.*	120	1,404
Southwest Water Co.	226	1,112
Artesian Resources Corp. — Class A	56	942
US Geothermal, Inc.*	586	914
Pennichuck Corp.	40	871

		Market
	Shares	Value

Florida Public Utilities Co.	56	$680

Total Utilities		267,458

TELECOMMUNICATION SERVICES 0.5%
Syniverse Holdings, Inc.*	646	11,305
Cincinnati Bell, Inc.*	2,029	7,101
Neutral Tandem, Inc.*	308	7,010
Centennial Communications Corp.*	801	6,392
NTELOS Holdings Corp.	290	5,121
AboveNet, Inc.*	102	4,974
Cogent Communications Group, Inc.*	424	4,791
Premiere Global Services, Inc.*	574	4,770
PAETEC Holding Corp.*	1,160	4,489
Atlantic Tele-Network, Inc.	79	4,220
Shenandoah Telecommunications Co.	223	4,003
Iowa Telecommunications Services, Inc.	313	3,944
Alaska Communications Systems Group, Inc.	418	3,867
Global Crossing Ltd*	269	3,847
Consolidated Communications Holdings, Inc.	222	3,554
Cbeyond, Inc.*	218	3,516
iPCS, Inc. — Class A*	160	2,784
General Communication, Inc. — Class A*	405	2,778
USA Mobility, Inc.	209	2,692
Virgin Mobile USA, Inc. — Class A*	360	1,800
D&E Communications, Inc.	142	1,632
SureWest Communications*	126	1,565
HickoryTech Corp.	116	992
inContact, Inc.*	256	763
Ibasis, Inc.*	256	543
Fairpoint Communications, Inc. *	840	344

Total Telecommunication Services		98,797

Total Common Stocks (Cost $7,137,616)		8,146,439

 24

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.*
$12.21, 03/02/12	52	$3

Total Consumer Discretionary		3

Total Warrants (Cost $—)		3

	Face
	Amount
REPURCHASE AGREEMENTS 32%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$2,491,740	2,491,740
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,080,375	1,080,375
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	1,080,375	1,080,375
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,080,375	1,080,375
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,080,375	1,080,375

Total Repurchase Agreements
(Cost $6,813,240)		6,813,240

		Market
		Value
Total Investments 70.3%(a)
(Cost $13,950,856)		$14,959,682

Other Assets in Excess of Liabilities – 29.7%		$6,312,197

Net Assets – 100.0%		$21,271,879

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $9,183,060)	153	$15,382

		Unrealized
	Units	Gain

Equity Index Swap Agreements (b)
Goldman Sachs International September 2009 Russell 2000 Index Swap, Terminating 09/30/09†††
(Notional Market Value $2,973,029.43)	4,920	$252,791
Credit Suisse Capital, LLC October 2009 Russell 2000 Index Swap, Terminating 10/30/09†††
(Notional Market Value $11,603,434.03)	19,202	41,195

(Total Notional Market Value $14,576,463.46)		$293,986

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap at September 30, 2009.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 25

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 56.7%

INFORMATION TECHNOLOGY 11.1%
Perot Systems Corp. — Class A*	153	$4,544
Palm, Inc.*	238	4,148
Skyworks Solutions, Inc.*	286	3,787
Polycom, Inc.*	135	3,611
Solera Holdings, Inc.	116	3,609
3Com Corp.*	652	3,410
Informatica Corp.*	146	3,297
Jack Henry & Associates, Inc.	136	3,192
Parametric Technology Corp.*	203	2,805
TIBCO Software, Inc.*	294	2,790
Digital River, Inc.*	68	2,742
Atheros Communications, Inc.*	103	2,733
Arris Group, Inc.*	209	2,719
Concur Technologies, Inc.*	68	2,704
Omniture, Inc.*	118	2,530
RF Micro Devices, Inc.*	443	2,405
CACI International, Inc. — Class A*	50	2,363
ADTRAN, Inc.	94	2,308
Tessera Technologies, Inc.*	78	2,175
Plantronics, Inc.	81	2,172
Microsemi Corp.*	135	2,132
Wright Express Corp.*	70	2,066
Riverbed Technology, Inc.*	93	2,042
Anixter International, Inc.*	50	2,005
Mantech International Corp. — Class A*	42	1,981
Benchmark Electronics, Inc.*	110	1,980
Cybersource Corp.*	118	1,967
ValueClick, Inc.*	149	1,965
VeriFone Holdings, Inc.*	123	1,954
Triquint Semiconductor, Inc.*	252	1,945
Cymer, Inc.*	50	1,943
Euronet Worldwide, Inc.*	78	1,874
Quest Software, Inc.*	111	1,870
Plexus Corp.*	71	1,870
TiVo, Inc.*	179	1,854
Gartner, Inc. — Class A*	101	1,845
Tekelec*	111	1,824
Starent Networks Corp.*	71	1,805
j2 Global Communications, Inc.*	78	1,795
Formfactor, Inc.*	75	1,794
Rackspace Hosting*	105	1,791

		Market
	Shares	Value

Fair Isaac Corp. *	81	$1,741
Blackboard, Inc.*	46	1,738
Ariba, Inc.*	149	1,728
Comtech Telecommunications Corp.*	51	1,694
Unisys Corp.*	629	1,679
Blackbaud, Inc.	71	1,647
Semtech Corp.*	95	1,616
Avocent Corp.*	79	1,601
Blue Coat Systems, Inc.*	70	1,581
Take-Two Interactive Software, Inc.*	141	1,581
Intermec, Inc.*	112	1,579
SRA International, Inc. — Class A*	73	1,576
MKS Instruments, Inc.*	80	1,543
Progress Software Corp.*	68	1,540
MercadoLibre, Inc.*	40	1,538
EarthLink, Inc.	181	1,522
Commvault Systems, Inc.*	73	1,515
InterDigital, Inc.*	65	1,505
FEI Co.*	61	1,504
SPSS, Inc.*	30	1,498
Mentor Graphics Corp.*	159	1,480
Net 1 UEPS Technologies, Inc.*	70	1,467
Cabot Microelectronics Corp.*	42	1,464
Synaptics, Inc.*	58	1,462
Monolithic Power Systems, Inc.*	61	1,430
Scansource, Inc.*	50	1,416
OmniVision Technologies, Inc.*	86	1,400
Emulex Corp.*	136	1,399
MAXIMUS, Inc.	30	1,398
Lawson Software, Inc.*	224	1,398
Hittite Microwave Corp.*	37	1,361
ADC Telecommunications, Inc.*	163	1,359
Netlogic Microsystems, Inc.*	30	1,350
Websense, Inc.*	80	1,344
Cavium Networks, Inc.*	62	1,331
Amkor Technology, Inc.*	185	1,273
Veeco Instruments, Inc.*	52	1,213
DealerTrack Holdings, Inc.*	64	1,210
Syntel, Inc.	25	1,193
Ultimate Software Group, Inc.*	41	1,178
Power Integrations, Inc.	35	1,167
Acxiom Corp.*	123	1,164

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Rofin-Sinar Technologies, Inc.*	50	$1,148
United Online, Inc.	142	1,142
Netgear, Inc.*	62	1,138
Checkpoint Systems, Inc.*	69	1,134
Sapient Corp.*	141	1,134
Infinera Corp.*	141	1,121
ViaSat, Inc.*	42	1,116
TNS, Inc.*	40	1,096
Applied Micro Circuits Corp.*	109	1,089
Advent Software, Inc.*	27	1,087
Taleo Corp.*	48	1,087
Zoran Corp.*	94	1,083
MicroStrategy, Inc. — Class A*	15	1,073
Cognex Corp.	65	1,065
AsiaInfo Holdings, Inc.*	53	1,058
TeleTech Holdings, Inc.*	62	1,058
JDA Software Group, Inc.*	48	1,053
Littelfuse, Inc.*	40	1,050
Pegasystems, Inc.	30	1,036
Harmonic, Inc.*	155	1,035
STEC, Inc.*	35	1,029
SAVVIS, Inc.*	63	997
Insight Enterprises, Inc.*	81	989
Sycamore Networks, Inc.*	327	988
Diodes, Inc.*	54	977
CSG Systems International, Inc.*	60	961
Entegris, Inc.*	192	950
Standard Microsystems Corp.*	40	928
SYNNEX Corp.*	30	914
Heartland Payment Systems, Inc.	63	914
EPIQ Systems, Inc.*	63	913
Netezza Corp.*	81	910
L-1 Identity Solutions, Inc.*	129	902
Rogers Corp.*	30	899
Art Technology Group, Inc.*	223	861
Sourcefire, Inc.*	40	859
ATMI, Inc.*	47	853
Forrester Research, Inc.*	32	852
ACI Worldwide, Inc.*	56	847
Electronics for Imaging, Inc.*	75	845
SuccessFactors, Inc.*	60	844
Aruba Networks, Inc.*	95	840
Coherent, Inc.*	36	840
Tyler Technologies, Inc.*	49	837
Ebix, Inc.*	15	830
THQ, Inc.*	121	828

		Market
	Shares	Value

TTM Technologies, Inc.*	72	$826
DTS, Inc. — Class A*	30	821
Brooks Automation, Inc.*	106	819
Advanced Energy Industries, Inc.*	57	812
Echelon Corp.*	63	811
NIC, Inc.	91	809
GSI Commerce, Inc.*	41	792
Brightpoint, Inc.*	88	770
MTS Systems Corp.	26	759
Black Box Corp.	30	753
Avid Technology, Inc.*	53	747
Acme Packet, Inc.*	74	741
Sonus Networks, Inc.*	347	736
Sigma Designs, Inc.*	50	726
SonicWALL, Inc.*	86	722
Harris Stratex Networks, Inc. — Class A*	103	721
Volterra Semiconductor Corp.*	39	716
Move, Inc.*	263	710
Manhattan Associates, Inc.*	35	707
ArcSight, Inc.*	29	698
Park Electrochemical Corp.	28	690
Adaptec, Inc.*	205	685
Micrel, Inc.	83	676
Constant Contact, Inc.*	35	674
ModusLink Global Solutions, Inc.*	83	671
Maxwell Technologies, Inc.*	36	663
Cogent, Inc.*	65	657
MSC.Software Corp.*	78	656
DG FastChannel, Inc.*	31	649
Vocus, Inc.*	31	648
Smith Micro Software, Inc.*	52	643
ShoreTel, Inc.*	82	640
Universal Display Corp.*	53	633
comScore, Inc.*	35	630
Cirrus Logic, Inc.*	110	612
IPG Photonics Corp.*	40	608
Hughes Communications, Inc.*	20	607
Electro Scientific Industries, Inc.*	45	603
Supertex, Inc.*	20	600
Technitrol, Inc.	65	599
CTS Corp.	64	595
RightNow Technologies, Inc.*	41	592
Kulicke & Soffa Industries, Inc.*	97	585
Stratasys, Inc.*	34	583

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Novatel Wireless, Inc.*	51	$579
Intevac, Inc.*	43	578
S1 Corp.*	92	569
TeleCommunication Systems, Inc. — Class A*	68	568
Netscout Systems, Inc.*	42	567
Kopin Corp.*	115	552
Newport Corp.*	63	552
OSI Systems, Inc.	30	549
Terremark Worldwide, Inc.*	88	547
Multi-Fineline Electronix, Inc.*	19	545
Compellent Technologies, Inc.*	30	542
EMS Technologies, Inc.*	26	541
RealNetworks, Inc.*	144	536
Methode Electronics, Inc. — Class A	60	520
3PAR, Inc.*	47	518
Anadigics, Inc.*	110	518
Epicor Software Corp.*	81	516
Radiant Systems, Inc.*	48	516
Daktronics, Inc.	60	514
Ness Technologies, Inc.*	65	513
SolarWinds, Inc.*	23	507
Global Cash Access Holdings, Inc.*	69	504
The Knot, Inc.*	46	502
Cohu, Inc.	37	502
Kenexa Corp. — Class A*	37	499
Bottomline Technologies, Inc.*	38	490
Cray, Inc.*	58	483
i2 Technologies, Inc.*	30	481
Actuate Corp.*	83	480
Oplink Communications, Inc.*	33	479
NVE Corp.*	9	478
InfoSpace, Inc.*	61	472
Loral Space & Communications, Inc.*	17	467
Ciber, Inc.*	116	464
Ultratech, Inc.*	35	463
Internet Capital Group, Inc.*	55	460
NetSuite, Inc.*	30	459
Lattice Semiconductor Corp.*	203	457
Quantum Corp.*	362	456
Exar Corp.*	61	448
Faro Technologies, Inc.*	26	447
MoneyGram International, Inc.*	141	443
infoGROUP, Inc.*	63	442

		Market
	Shares	Value

Extreme Networks, Inc.*	153	$428
Actel Corp.*	35	426
Symyx Technologies, Inc.*	64	424
Pericom Semiconductor Corp.*	43	422
Imation Corp. *	45	417
Perficient, Inc.*	50	414
China Security & Surveillance Technology, Inc.*	57	407
Seachange International, Inc.*	54	405
Cass Information Systems, Inc.	13	388
Utstarcom, Inc.*	185	387
Network Equipment Technologies, Inc.*	53	383
Internet Brands, Inc. — Class A*	48	383
Symmetricom, Inc.*	73	378
Synchronoss Technologies, Inc.*	30	374
ExlService Holdings, Inc.*	25	372
Rudolph Technologies, Inc.*	50	370
Openwave Systems, Inc.*	142	369
Electro Rent Corp.	32	369
Powerwave Technologies, Inc.*	229	366
Comverge, Inc.*	30	366
IXYS Corp.*	43	366
Ceva, Inc.*	34	366
Radisys Corp.*	42	365
Digi International, Inc.*	42	358
LivePerson, Inc.*	70	353
Liquidity Services Inc.*	34	351
Web.com Group, Inc.*	49	347
Silicon Storage Technology, Inc.*	143	346
Mercury Computer Systems, Inc.*	35	345
Ixia*	50	343
Vasco Data Security International*	46	341
Techwell, Inc.*	31	340
Switch & Data Facilities Company, Inc.*	25	340
Silicon Graphics International Corp.*	50	336
iGate Corp.	39	335
Interactive Intelligence, Inc.*	17	325
Super Micro Computer, Inc.*	38	321
Silicon Image, Inc.*	132	321
Innodata Isogen, Inc.*	40	318
DivX, Inc.*	58	317

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

NCI, Inc.*	11	$315
Monotype Imaging Holdings, Inc.*	37	311
Photronics, Inc.*	65	308
Double-Take Software, Inc.*	30	306
Semitool, Inc.*	36	304
FalconStor Software, Inc.*	61	303
MIPS Technology, Inc.*	79	298
Rubicon Technology, Inc.*	20	297
Globecomm Systems, Inc.*	40	291
Rimage Corp.*	17	291
Internap Network Services Corp.*	90	289
Advanced Analogic Technologies, Inc.*	72	286
Bel Fuse, Inc. — Class B	15	285
Trident Microsystems, Inc.*	110	285
DSP Group, Inc.*	35	285
Intellon Corp.*	40	284
China Information Security Technology, Inc.*	50	277
OpenTable, Inc.*	10	276
DemandTec, Inc.*	31	274
Anaren, Inc.*	16	272
Smart Modular Technologies WWH, Inc.*	55	262
Tier Technologies, Inc. — Class B*	30	254
PROS Holdings, Inc.*	30	253
Airvana, Inc.*	37	250
KVH Industries, Inc.*	25	250
Lionbridge Technologies, Inc.*	96	250
Limelight Networks Inc.*	61	248
Zix Corp.*	112	246
American Software, Inc. — Class A	37	242
Computer Task Group, Inc.*	29	235
LoopNet, Inc.*	26	235
Entropic Communications, Inc.*	85	233
Cogo Group, Inc.*	38	233
ActivIdentity Corp.*	83	230
Rosetta Stone, Inc.*	10	230
BigBand Networks, Inc.*	57	229
Immersion Corp.*	52	223
Online Resources Corp.*	35	216
Isilon Systems, Inc.*	35	214
Keynote Systems, Inc.*	22	207
Hackett Group, Inc.*	71	206
Parkervision, Inc.*	50	205
Agilysys, Inc. *	31	204

		Market
	Shares	Value

Measurement Specialties, Inc.*	20	$204
PLX Technology, Inc.*	60	202
support.com, Inc.*	84	202
GSE Systems, Inc.*	32	199
Phoenix Technologies, Ltd.*	54	197
Integral Systems, Inc.*	28	193
Startek, Inc.*	22	191
Zygo Corporation, Inc.	28	190
Virtusa Corp.*	20	190
OpenTV Corp.*	137	189
PC-Tel, Inc.*	30	188
Opnet Technologies, Inc.	17	186
White Electronics Designs Corp.*	40	185
Dice Holdings, Inc.*	28	184
Saba Software, Inc.*	42	177
Chordiant Software, Inc.*	45	175
Emcore Corp.*	134	174
Spectrum Control, Inc.*	20	170
Pervasive Software, Inc.*	34	168
CPI International, Inc.*	15	168
Microtune, Inc.*	91	166
Virage Logic Corp.*	31	162
Deltek, Inc.*	21	161
Opnext, Inc.*	54	158
Marchex, Inc.	32	157
ePlus, Inc.*	10	156
Unica Corp.*	20	152
Renaissance Learning, Inc.	15	149
Travelzoo, Inc.*	10	141
Information Services Group, Inc.*	35	140
ICx Technologies, Inc.*	23	136
PC Mall, Inc.*	19	130
Dynamics Research Corp.*	10	130
Ipass, Inc.	92	127
Callidus Software, Inc.*	40	120
eLoyalty Corp.*	15	120
Communications Systems, Inc.	10	117
MEMSIC, Inc.*	31	116
SRS Labs, Inc.*	15	110
GSI Technology, Inc.*	25	100
China TransInfo Technology Corp.*	10	95
PC Connection, Inc.*	17	92
QAD, Inc.	20	91
X-Rite, Inc.*	43	86
TechTarget, Inc.*	15	86
DDi Corp.*	20	85
RAE Systems, Inc.*	73	80

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Imergent, Inc.	10	$79
PAR Technology Corp.*	10	64

Total Information Technology		292,169

FINANCIALS 10.9%
Highwoods Properties, Inc.	122	3,837
Knight Capital Group, Inc. — Class A*	157	3,415
ProAssurance Corp.*	63	3,288
Platinum Underwriters Holdings Ltd.	91	3,261
MFA Mortgage Investments, Inc.	382	3,041
National Retail Properties, Inc.	141	3,027
Prosperity Bancshares, Inc.	84	2,922
Washington Real Estate Investment Trust	100	2,880
Westamerica Bancorporation	53	2,756
FirstMerit Corp.	142	2,702
Home Properties, Inc.	62	2,672
Stifel Financial Corp.*	47	2,580
Montpelier Re Holdings Ltd.	153	2,497
American Campus Communities, Inc.	91	2,443
SVB Financial Group*	55	2,380
Apollo Investment Corp.	241	2,302
Omega Healthcare Investors, Inc.	143	2,291
BioMed Realty Trust, Inc.	166	2,291
Tanger Factory Outlet Centers, Inc.	60	2,240
UMB Financial Corp.	53	2,143
Developers Diversified Realty Corp.	231	2,134
Mid-America Apartment Communities, Inc.	47	2,121
Potlatch Corp.	72	2,048
KBW, Inc.*	63	2,030
Healthcare Realty Trust, Inc.	96	2,028
Redwood Trust, Inc.	130	2,015
Assured Guaranty Ltd.	103	2,000
Entertainment Properties Trust	57	1,946
NewAlliance Bancshares, Inc.	181	1,937
First Financial Bankshares, Inc.	37	1,830
Trustmark Corp.	96	1,829
Ares Capital Corp.	165	1,818
PHH Corp.*	91	1,805
Signature Bank*	61	1,769

		Market
	Shares	Value

Max Capital Group Ltd.	81	$1,731
LaSalle Hotel Properties	87	1,710
Zenith National Insurance Corp.	55	1,699
Argo Group International Holdings Ltd.*	50	1,684
Hatteras Financial Corp.	56	1,679
Conseco, Inc.*	318	1,673
E*Trade Financial Corp.*	954	1,669
Astoria Financial Corp.	151	1,667
Tower Group, Inc.	68	1,659
Glacier Bancorp, Inc.	108	1,614
RLI Corp.	30	1,583
Extra Space Storage, Inc. *	149	1,572
DCT Industrial Trust, Inc.	303	1,548
Capstead Mortgage Corp.	111	1,544
PrivateBancorp, Inc.	63	1,541
Delphi Financial Group, Inc. — Class A	68	1,539
American Capital Ltd.*	473	1,528
Piper Jaffray Companies, Inc.*	32	1,527
Kilroy Realty Corp.	55	1,526
MGIC Investment Corp.*	205	1,519
Cash America International, Inc.	50	1,508
Eastgroup Properties, Inc.	39	1,491
International Bancshares Corp.	91	1,484
Radian Group, Inc.	138	1,460
Equity Lifestyle Properties, Inc.	34	1,455
Selective Insurance Group, Inc.	92	1,447
Post Properties, Inc.	80	1,440
PS Business Parks, Inc.	28	1,437
DiamondRock Hospitality Co.*	175	1,417
NBT Bancorp, Inc.	62	1,397
United Bankshares, Inc.	71	1,391
Anworth Mortgage Asset Corp.	172	1,355
Franklin Street Properties Corp.	103	1,349
Hancock Holding Co.	35	1,315
Portfolio Recovery Associates, Inc.*	29	1,315
National Health Investors, Inc.	41	1,298
Old National Bancorp	112	1,254
optionsXpress Holdings, Inc.*	72	1,244
MF Global Ltd.*	171	1,243

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

MB Financial Corp.	57	$1,195
Sovran Self Storage, Inc.	39	1,187
CBL & Associates Properties, Inc.	120	1,164
Employers Holdings, Inc.	75	1,161
Webster Financial Corp.	91	1,135
Ezcorp, Inc.*	81	1,106
IBERIABANK Corp.	24	1,093
Acadia Realty Trust	72	1,085
Inland Real Estate Corp.	123	1,077
FNB Corp.	150	1,066
Umpqua Holding Corp.	100	1,060
Medical Properties Trust,Inc.	135	1,054
Sterling Bancshares, Inc.	144	1,053
Forestar Real Estate Group, Inc.*	61	1,048
Navigators Group, Inc.*	19	1,045
Provident Financial Services, Inc.	101	1,039
Financial Federal Corp.	42	1,037
Texas Capital Bancshares, Inc.*	61	1,027
Community Bank System, Inc.	56	1,023
Horace Mann Educators Corp.	72	1,006
Brookline Bancorp, Inc.	102	991
City Holding Co.	33	984
Wintrust Financial Corp.	35	979
East-West Bancorp, Inc. *	116	963
Equity One, Inc.	60	940
Greenlight Capital Re Ltd. - Class A*	50	940
Allied Capital Corp. *	305	936
Investors Real Estate Trust	102	922
Sunstone Hotel Investors, Inc.*	128	909
Independent Bank Corp.	41	907
First Midwest Bancorp, Inc.	80	902
Susquehanna Bancshares, Inc.	152	895
Park National Corp.	15	875
Chemical Financial Corp.	40	872
Pico Holdings, Inc.*	26	867
Hilltop Holdings, Inc.*	70	858
Infinity Property & Casualty Corp.	20	850
Investors Bancorp, Inc.*	80	849
First Commonwealth Financial Corp.	149	846
LTC Properties, Inc.	35	841
National Penn Bancshares, Inc.	136	831
Ambac Financial Group, Inc *	491	825

		Market
	Shares	Value

CVB Financial Corp.	108	$820
Enstar Group*	13	810
Colonial Properties Trust	83	808
TrustCo Bank Corp.	126	787
Community Trust Bancorp, Inc.	30	785
Lexington Realty Trust	152	775
Boston Private Financial Holdings, Inc.	119	775
GFI Group, Inc.	107	774
Ocwen Financial Corp.*	68	770
Flagstone Reinsurance Holdings	67	756
Parkway Properties, Inc.	38	749
Getty Realty Corp.	30	736
Sun Communities, Inc.	34	732
Simmons First National Corp.	25	720
DuPont Fabros Technology, Inc.*	54	720
Meadowbrook Insurance Group, Inc.	96	710
Prospect Capital Corp.	66	707
Bank Mutual Corp.	79	698
First Cash Financial Services, Inc.*	40	685
Northwest Bancorp, Inc.	30	685
First Financial Bancorp	56	675
PacWest Bancorp	35	667
United Fire & Casualty Co.	37	662
Maiden Holdings Ltd.	91	662
Safety Insurance Group, Inc.	20	658
Tompkins Financial Corp.	15	655
Renasant Corp.	44	653
Phoenix Companies, Inc.*	201	653
Cathay General Bancorp	80	647
Banco Latinoamericano de Exportaciones SA	45	640
Harleysville Group, Inc.	20	633
World Acceptance Corp.*	25	630
WesBanco, Inc.	40	618
Arrow Financial Corp.	23	618
eHealth, Inc.*	42	610
Dollar Financial Corp.*	38	609
MarketAxess Holdings, Inc.*	50	602
Cohen & Steers, Inc.	25	600
American Equity Investment Life Holding Co.	85	597
National Financial Partners Corp.*	68	593
Hercules Technology Growth Capital, Inc. *	60	589
Riskmetrics Group, Inc.*	40	585

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Provident New York Bancorp	61	$583
Cousins Properties, Inc.	70	580
SWS Group, Inc.	40	576
American Capital Agency Corp.	20	569
U-Store-It Trust	89	556
Evercore Partners, Inc. — Class A	19	555
Bancfirst Corp.	15	554
GAMCO Investors, Inc. — Class A	12	548
Home Bancshares, Inc.	25	548
StellarOne Corp.	37	546
S&T Bancorp, Inc.	42	544
First Potomac Realty Trust	47	543
Capital Southwest Corp.	7	537
Sandy Spring Bancorp, Inc.	33	537
First Bancorp *	29	523
TradeStation Group, Inc.*	64	522
iStar Financial, Inc.*	171	520
Amerisafe, Inc.*	30	517
Beneficial Mutual Bancorp, Inc.*	56	511
The PMI Group, Inc. *	120	510
Pinnacle Financial Partners, Inc.*	40	508
FPIC Insurance Group, Inc.*	15	503
CNA Surety Corp.*	31	502
Duff & Phelps Corp. — Class A	26	498
Walter Investment Management Corp.	31	497
Columbia Banking Systems, Inc.	30	496
Camden National Corp.	15	496
Broadpoint Gleacher Securities, Inc.*	59	492
SeaBright Insurance Holdings, Inc.*	43	491
American Physicians Capital, Inc.	17	490
Universal Health Realty Income Trust	15	488
Oppenheimer Holdings, Inc. — Class A	20	487
Oriental Financial Group	38	483
Western Alliance Bancorp, Inc.*	76	480
FelCor Lodging Trust, Inc.*	105	476
Great Southern Bancorp, Inc.	20	474
Pennsylvania Real Estate Investment Trust	62	472

		Market
	Shares	Value

TowneBank	37	$472
Advance America Cash Advance Centers, Inc.	83	465
MCG Capital Corp.*	110	461
First Financial Corp.	15	460
1st Source Corp.	28	456
Cedar Shopping Centers, Inc*	70	451
Southside Bancshares, Inc.	20	450
SCBT Financial Corp.	16	450
Amtrust Financial Services, Inc.	39	445
Suffolk Bancorp	15	444
Berkshire Hills Bancorp, Inc.	20	439
SY Bancorp, Inc.	19	439
Washington Trust Bancorp, Inc.	25	438
Presidential Life Corp.	42	435
Univest Corp. of Pennsylvania	20	433
Westfield Financial, Inc.	51	432
First Bancorp Puerto Rico	140	427
Bank of the Ozarks, Inc.	16	424
Cardinal Financial Corp.	51	420
Danvers Bancorp, Inc.	30	408
United America Indemnity Ltd. — Class A*	55	406
Dime Community Bancshares	35	400
Flushing Financial Corp.	35	399
Ashford Hospitality Trust, Inc.*	113	391
FBL Financial Group, Inc. — Class A	20	389
Orrstown Financial Services, Inc.	10	386
Tejon Ranch Co.*	15	385
Northfield Bancorp, Inc.	30	384
Consolidated-Tomoka Land Co.	10	383
Nelnet, Inc. — Class A*	30	373
Safeguard Scientifics, Inc.*	34	373
Tower Bancorp, Inc.	14	368
Harleysville National Corp.	69	368
Citizens, Inc.*	58	368
First Industrial Realty Trust, Inc. *	70	368
Compass Diversified Trust	35	366
Gladstone Capital Corp.	41	366
Urstadt Biddle Properties, Inc.	25	365
NorthStar Realty Finance Corp.	103	362
BGC Partners, Inc. — Class A	84	360
Republic Bancorp, Inc.	18	359

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

State Auto Financial Corp.	20	$359
ESSA Bancorp, Inc.	27	357
Donegal Group, Inc. — Class A	23	355
United Community Banks, Inc.*	71	353
Baldwind & Lyons, Inc. — Class B	15	352
Westwood Holdings Group, Inc.	10	347
Kite Realty Group Trust	82	342
Calamos Asset Management, Inc. — Class A	26	340
Fifth Street Finance Corp.	31	339
Encore Capital Group, Inc.*	25	336
United Financial Bancorp, Inc.	29	336
BankFinancial Corp.	35	335
Strategic Hotels & Resorts, Inc.*	129	334
Lakeland Financial Corp.	16	330
Triko Bancshares	20	328
Alliance Financial Corp.	12	325
Credit Acceptance Corp.*	10	322
Stewart Information Services Corp.	26	322
Penson Worldwide Company, Inc.*	33	321
Saul Centers, Inc.	10	321
Penns Woods Bancorp, Inc.	10	320
Abington Bancorp, Inc.	41	317
MVC Capital, Inc.	36	316
Bank of Marin Bancorp	10	313
Kearny Financial Corp.	30	313
Capital City Bank Group, Inc.	22	312
Kansas City Life Insurance Co.	10	311
CapLease, Inc.	77	310
LaBranche & Company, Inc.*	91	309
RAIT Financial Trust *	105	309
Education Realty Trust, Inc.	52	308
US Global Investors, Inc. — Class A	25	308
Century Bancorp, Inc.	14	304
Home Federal Bancorp, Inc.	26	297
Citizens & Northern Corp.	20	296
Heartland Financial USA, Inc.	20	295
Southwest Bancorp, Inc.	21	295
ESB Financial Corp.	22	295
First Community Bancshares, Inc.	23	290
Smithtown Bancorp, Inc.	25	289

		Market
	Shares	Value

PMA Capital Corp.*	50	$285
PennantPark Investment Corp.	35	284
NGP Capital Resources Co.	38	276
Life Partners Holdings, Inc.	15	269
ViewPoint Financial Group	19	267
First Mercury Financial Corp.	20	266
First of Long Island Corp.	10	266
Ames National Corp.	11	265
Ohio Valley Banc Corp.	10	265
Citizens Holding Co.	10	265
Pacific Continental Corp.	25	263
NYMAGIC, Inc.	15	259
Harris & Harris Group, Inc.*	41	256
Oceanfirst Financial Corp.	22	255
National Bankshares, Inc.	10	255
Agree Realty Corp.	11	252
Shore Bancshares, Inc.	15	251
First Merchants Corp.	36	251
Medallion Financial Corp.	30	251
Nara Bancorp, Inc. *	36	250
Bancorp Rhode Island, Inc.	10	250
Ramco-Gershenson Properties Trust	28	250
Union Bankshares Corp.	20	249
First Marblehead Corp.*	113	249
South Financial Group, Inc. *	169	248
TICC Capital Corp.	49	247
Home Bancorp, Inc.*	20	243
Bridge Bancorp, Inc.	10	243
Peapack Gladstone Financial Corp.	15	241
Associated Estates Realty Corp.	25	241
First Financial Holdings, Inc.	15	240
FCStone Group, Inc.*	49	236
Cogdell Spencer, Inc.	49	235
Wilshire Bancorp, Inc.	32	235
German American Bancorp	15	233
Oritani Financial Corp.	17	232
American Physicians Service Group, Inc.	10	230
Monmouth Real Estate
Investment Corp. — Class A	33	230
United Security Bancshare	10	222
Peoples Bancorp, Inc.	17	222
American National
Bankshares, Inc.	10	218
Merchants Bancshares, Inc.	10	214
Glimcher Realty Trust	58	213

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Bank of Kentucky Financial Corp.	10	$212
EMC Insurance Group, Inc.	10	211
Eagle Bancorp, Inc.*	22	211
NASB Financial, Inc.	8	210
Lakeland Bancorp, Inc.	28	210
Sterling Bancorp	29	209
Enterprise Financial Services Corp.	22	204
Thomas Weisel Partners Group, Inc.*	38	203
First Busey Corp.	43	202
Hersha Hospitality Trust	65	202
Resource Capital Corp.	37	201
Kayne Anderson Energy Development Co.	15	198
Chicopee Bancorp, Inc.*	15	198
Clifton Savings Bancorp, Inc.	20	196
Asset Acceptance Capital Corp.*	27	196
JMP Group, Inc.	20	193
Avatar Holdings Inc.*	10	190
Sanders Morris Harris Group Inc.	32	189
WSFS Financial Corp.	7	186
Roma Financial Corp.	15	186
Peoples Financial Corp.	10	186
First Bancorp, Inc.	10	186
Crawford & Co. — Class B*	42	185
Mercer Insurance Group, Inc.	10	181
Sierra Bancorp	15	180
FBR Capital Markets Corp.*	30	178
MainSource Financial Group, Inc.	26	177
Epoch Holding Corp.	20	175
Kentucky First Federal Bancorp	14	175
Bryn Mawr Bank Corp.	10	175
First Financial Northwest, Inc.	30	175
Gladstone Investment Corp.	36	175
Centerstate Banks of Florida, Inc.	22	174
Gramercy Capital Corp.*	71	173
First South Bancorp, Inc.	15	173
Sterling Savings Bank*	86	172
CNB Financial Corp.	10	172
Main Street Capital Corp.	12	171
UCBH Holdings, Inc. *	213	170
State Bancorp, Inc.	20	169
Care Investment Trust, Inc.	22	169
Mission West Properties	25	168
Washington Banking Co.	18	167

		Market
	Shares	Value

Citizens Banking Corp.*	219	$166
International Assets Holding Corp.*	10	165
NewStar Financial, Inc.*	50	165
Cardtronics, Inc.*	21	164
Meridian Interstate Bancorp, Inc.*	19	162
Rockville Financial, Inc.	15	161
Hallmark Financial Services, Inc.*	20	161
American Safety Insurance Holdings Ltd.*	10	158
Legacy Bancorp,Inc.	15	158
Kohlberg Capital Corp.	26	157
China Housing & Land Development, Inc.*	40	154
Northrim BanCorp, Inc.	10	153
Financial Institutions, Inc.	15	150
Yadkin Valley Financial Corp. *	32	149
CoBiz Financial, Inc.	30	149
First Defiance Financial Corp.	10	149
West Bancorporation, Inc.	30	149
BlackRock Kelso Capital Corp.	20	148
Santander BanCorp*	15	146
Winthrop Realty Trust	15	146
Ameris Bancorp	20	144
Farmers Capital Bank Corp.	8	143
Virtus Investment Partners, Inc.*	9	140
Rewards Network, Inc.*	10	137
Gladstone Commercial Corp.	10	137
CompuCredit Holdings Corp.*	29	137
Anthracite Capital, Inc.*	130	137
First Financial Service Corp.	10	135
Guaranty Bancorp*	90	133
Primus Guaranty Ltd.*	31	132
Midsouth Bancorp, Inc.	10	132
Heritage Financial Corp*	10	132
Enterprise Bancorp, Inc.	10	128
Dynex Capital, Inc.	15	126
Central Pacific Financial Corp. *	49	123
Triangle Capital Corp.	10	123
Pzena Investment Management, Inc. — Class A*	15	123
National Interstate Corp.	7	123
Cape Bancorp, Inc.*	15	115
Flagstar Bancorp, Inc.*	111	114

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Center Bancorp, Inc.	15	$113
Sun Bancorp, Inc.*	21	111
Metro Bancorp, Inc.*	9	110
Pacific Capital Bancorp *	75	108
Universal Insurance Holdings, Inc.	20	101
Prudential Bancorp of Pennsylvania, Inc.	10	100
Old Second Bancorp, Inc.	17	97
Eastern Insurance Holdings, Inc.	10	95
Premierwest Bancorp *	35	95
K-Fed Bancorp	10	90
Bancorp, Inc.*	15	86
Banner Corp.	31	85
Wilber Corp.	10	84
Resource America, Inc. — Class A	17	82
UMH Properties, Inc.	10	82
QC Holdings, Inc.	12	81
Fox Chase Bancorp, Inc.*	8	80
Tree.com, Inc.*	10	76
Northeast Community Bancorp, Inc.	10	74
First Acceptance Corp.*	27	73
Hampton Roads Bankshares, Inc. *	25	72
Independence Holding Co.	11	65
Brooklyn Federal Bancorp, Inc.	5	61
Waterstone Financial, Inc.*	12	61
American Realty Investors, Inc.*	5	58
Republic First Bancorp, Inc.*	12	54
First California Financial Group, Inc.*	10	48
Doral Financial Corp.*	10	37

Total Financials		286,640

INDUSTRIALS 9.0%
Nordson Corp.	58	3,253
Watson Wyatt Worldwide	72	3,136
GrafTech International Ltd.*	207	3,043
Regal-Beloit Corp.	64	2,925
EMCOR Group, Inc.*	111	2,811
Curtiss-Wright Corp.	81	2,765
Clarcor, Inc.	87	2,728
Tetra Tech, Inc.*	96	2,547
American Superconductor Corp.*	74	2,482
Woodward Governor Co.	98	2,377

		Market
	Shares	Value

Brady Corp. — Class A	81	$2,326
JetBlue Airways Corp.*	389	2,326
Watsco, Inc.	43	2,318
Clean Harbors, Inc.*	41	2,307
UAL Corp.*	250	2,305
Avis Budget Group, Inc.*	172	2,298
Baldor Electric Co.	81	2,215
Teledyne Technologies, Inc.*	60	2,159
Kaydon Corp.	62	2,010
Acuity Brands, Inc.	62	1,997
HNI Corp.	82	1,935
Granite Construction, Inc.	62	1,918
Moog, Inc. — Class A*	65	1,917
Esterline Technologies Corp.*	47	1,843
Geo Group, Inc.*	91	1,835
Hexcel Corp.*	159	1,819
Briggs & Stratton Corp.	93	1,805
ABM Industries, Inc.	83	1,746
Simpson Manufacturing Company, Inc.	69	1,743
Belden, Inc.	75	1,732
Genesee & Wyoming, Inc. — Class A*	56	1,698
United Stationers, Inc.*	35	1,666
Alaska Air Group, Inc.*	62	1,661
Heico Corp.	38	1,648
Knight Transportation, Inc.	98	1,644
MPS Group, Inc.*	156	1,641
Watts Industries, Inc. — Class A	53	1,603
ESCO Technologies, Inc.*	40	1,576
A.O. Smith Corp.	41	1,562
Orbital Sciences Corp.*	103	1,542
Middleby Corp.*	28	1,540
AAR Corp.*	70	1,536
Mueller Industries, Inc.	64	1,528
Applied Industrial Technologies, Inc.	72	1,524
Deluxe Corp.	89	1,522
Corporate Executive Board Co.	61	1,519
American Science & Engineering, Inc.	22	1,497
Herman Miller, Inc.	87	1,471
HUB Group, Inc. — Class A*	64	1,462
Old Dominion Freight Line, Inc.*	48	1,461
SkyWest, Inc.	88	1,459
Actuant Corp. — Class A	90	1,445
Triumph Group, Inc.	30	1,440
EnerSys*	65	1,438
Mine Safety Appliances Co.	52	1,431

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Ameron International Corp.	20	$1,400
Resources Connection, Inc.*	82	1,399
Insituform Technologies, Inc. — Class A*	73	1,397
Barnes Group, Inc.	81	1,384
Otter Tail Power Co.	57	1,364
Heartland Express, Inc.	92	1,325
Healthcare Services Group	71	1,304
Cubic Corp.	33	1,303
Beacon Roofing Supply, Inc.*	80	1,278
Rollins, Inc.	67	1,263
Arkansas Best Corp.	42	1,257
AirTran Holdings, Inc.*	199	1,244
CoStar Group, Inc.*	30	1,237
Navigant Consulting, Inc.*	91	1,228
EnergySolutions, Inc.	132	1,217
Werner Enterprises, Inc.	65	1,211
SYKES Enterprises, Inc.*	58	1,208
Forward Air Corp.	52	1,204
Korn/Ferry International, Inc.*	81	1,182
Robbins & Myers, Inc.	49	1,151
Franklin Electric Company, Inc.	40	1,147
Allegiant Travel Co.*	30	1,143
Chart Industries, Inc.*	52	1,123
Mueller Water Products, Inc. — Class A	201	1,101
US Airways Group, Inc.*	232	1,090
II-VI, Inc.*	42	1,068
Universal Forest Products, Inc.	27	1,065
United Rentals, Inc.*	103	1,061
Mastec, Inc.*	86	1,045
Interline Brands, Inc.*	60	1,011
Layne Christensen Co.*	31	994
Mobile Mini, Inc.*	57	990
TrueBlue, Inc.*	70	985
Badger Meter, Inc.	25	967
John Bean Technologies Corp.	53	963
Energy Conversion Devices, Inc.*	83	961
Atlas Air Worldwide Holdings Company, Inc.*	30	959
Administaff, Inc.	36	946
RBC Bearings, Inc.*	40	933
Huron Consulting Group, Inc.*	35	904
Kaman Corp. — Class A	41	901
Dollar Thrifty Automotive Group, Inc.*	36	885

		Market
	Shares	Value

Quanex Building Products Corp.	61	$876
Albany International Corp. — Class A	45	873
Mcgrath Rentcorp	41	872
Lindsay Manufacturing Co.	22	866
Tutor Perini Corp.*	40	852
Orion Marine Group, Inc.*	41	842
Dycom Industries, Inc.*	68	836
Knoll, Inc.	80	834
GeoEye, Inc.*	30	804
AZZ, Inc.*	20	803
Apogee Enterprises, Inc.	53	796
Aircastle Ltd.	82	793
Tredegar Corp.	54	783
Advisory Board Co.*	31	779
Comfort Systems USA, Inc.	67	777
Astec Industries, Inc.*	30	764
Circor International, Inc.	27	763
Tennant Co.	26	756
EnPro Industries, Inc.*	33	754
Steelcase, Inc. — Class A	121	751
Genco Shipping & Trading Ltd. *	36	748
Amerco, Inc.*	16	734
Ceradyne, Inc.*	40	733
Hawaiian Holdings, Inc.*	88	727
Raven Industries, Inc.	27	722
Heidrick & Struggles International, Inc.	31	721
DynCorp International, Inc. — Class A*	40	720
Gibraltar Industries, Inc. *	54	717
Griffon Corp.*	71	715
School Specialty, Inc.*	30	712
Viad Corp.	35	697
Ennis,Inc.	43	694
Encore Wire Corp.	31	693
G & K Services, Inc. — Class A	31	687
Rush Enterprises, Inc. — Class A*	53	685
Force Protection, Inc.*	124	677
LB Foster Co. — Class A*	22	673
Interface, Inc. — Class A	81	672
Northwest Pipe Co.*	20	671
DigitalGlobe, Inc.*	29	649
American Commercial Lines, Inc.*	22	641
MYR Group/Delaware, Inc.*	30	633
ATC Technology Corp.*	32	632
CRA International, Inc.*	23	628

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Blount International, Inc.*	66	$625
Cenveo, Inc.*	90	623
Evergreen Solar, Inc.*	321	616
ACCO Brands Corp.*	85	614
Kforce, Inc.*	50	601
NACCO Industries, Inc. — Class A	10	601
Republic Airways Holdings, Inc.*	63	588
Federal Signal Corp.	81	582
RSC Holdings, Inc.*	79	574
Microvision, Inc.*	104	573
Altra Holdings, Inc.*	51	571
Spherion Corp.*	91	565
Exponent, Inc.*	20	563
American Reprographics Co.*	59	562
American Ecology Corp.	30	561
Titan International, Inc.	61	543
Freightcar America, Inc.	22	535
Ener1, Inc.*	77	533
H&E Equipment Services, Inc.*	47	533
Aerovironment, Inc.*	18	506
Kelly Services, Inc. — Class A *	41	504
CBIZ, Inc.*	67	500
Gorman-Rupp Co.	20	498
EnerNOC, Inc.*	15	497
Taser International, Inc.*	105	496
Marten Transport Ltd.*	29	495
ICF International, Inc.*	16	485
Consolidated Graphics, Inc.*	19	474
Gencorp, Inc.*	88	472
FuelCell Energy, Inc.*	110	470
Polypore International, Inc.*	36	465
Acacia Research — Acacia Technologies*	53	462
Great Lakes Dredge & Dock Corporation Co.	66	461
Dynamic Materials Corp.	23	459
TAL International Group, Inc.	32	455
Trex Company, Inc.*	25	455
Columbus McKinnon Corp. — Class A*	30	454
M&F Worldwide Corp.*	22	445
Team, Inc.*	26	441
Standex International Corp.	22	436
YRC Worldwide, Inc.*	96	427
Eagle Bulk Shipping, Inc. *	83	426
China Fire & Security Group, Inc.*	22	422
Sun Hydraulics Corp.	20	421

		Market
	Shares	Value

Applied Signal Technology, Inc.	18	$419
Kimball International, Inc. — Class B	54	412
Celadon Group, Inc.*	36	407
Broadwind Energy, Inc.*	51	402
Cascade Corp.	15	401
Ampco-Pittsburgh Corp.	15	399
Bowne & Company, Inc.	51	393
VSE Corp.	10	390
Stanley, Inc.*	15	386
Powell Industries, Inc.*	10	384
Argon ST, Inc.*	20	381
Ladish Company, Inc.*	25	378
Colfax Corp.*	35	372
Pike Electric Corp.*	31	371
First Advantage Corp. — Class A*	20	371
Michael Baker Corp.*	10	363
AAON, Inc.	18	361
Advanced Battery Technologies, Inc.*	83	360
Insteel Industries, Inc.	30	359
Sterling Construction Company, Inc.*	20	358
Tecumseh Products Co. — Class A*	31	351
On Assignment, Inc.*	60	351
Cornell Companies, Inc.*	15	337
Energy Recovery, Inc.*	56	326
Ducommun, Inc.	17	321
Textainer Group Holdings Ltd.	20	320
Air Transport Services Group, Inc.*	91	315
Titan Machinery, Inc.*	25	313
International Shipholding Corp.	10	308
Schawk, Inc.	26	303
Horizon Lines, Inc. — Class A	47	298
China BAK Battery, Inc.*	60	297
Greenbrier Companies, Inc. *	25	293
GT Solar International, Inc.*	50	291
American Woodmark Corp.	15	290
Aceto Corp.	43	284
Fuel Tech, Inc.*	25	280
Dynamex, Inc.*	17	278
3D Systems Corp.*	30	277
Houston Wire & Cable Co.	25	276
Courier Corp.	18	273
Kadant, Inc.*	22	267

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Graham Corp.	17	$264
Standard Parking Corp.*	15	262
Herley Industries, Inc.*	20	261
Power-One, Inc.*	133	259
Furmanite Corp.*	60	259
Saia, Inc.*	16	257
Harbin Electric, Inc.*	15	253
Ascent Solar Technologies, Inc.*	33	249
Hill International, Inc.*	35	249
Vicor Corp.*	32	247
Fushi Copperweld, Inc.*	29	245
Diamond Management & Technology Consultants, Inc.	35	240
Multi-Color Corp.	15	231
Metalico, Inc.*	54	225
LaBarge, Inc.*	20	225
GP Strategies Corp.*	30	225
Pacer International, Inc. *	57	220
Miller Industries, Inc. — Class A*	20	220
TBS International Ltd. — Class A*	25	218
Perma-Fix Environmental Services*	91	213
CDI Corp.	15	211
ICT Group, Inc.*	20	210
Innerworkings, Inc.*	42	207
APAC Teleservices, Inc.*	35	207
PMFG, Inc.*	16	206
PowerSecure International, Inc.*	30	203
Argan, Inc.*	15	202
LSI Industries, Inc.	30	200
COMSYS IT Partners, Inc.*	30	192
Astronics Corp.*	20	188
Twin Disc, Inc.	15	187
Ultrapetrol Bahamas Ltd.*	38	187
Volt Information Sciences, Inc.*	15	183
American Railcar Industries, Inc. *	17	180
SmartHeat, Inc.*	15	178
Standard Register Co.	30	176
Valence Technology, Inc.*	92	166
Odyssey Marine Exploration, Inc.*	89	166
Universal Truckload Services, Inc.	10	165
Todd Shipyards Corp.	10	164
Eastern Co.	10	159

		Market
	Shares	Value

Barrett Business Services, Inc.	15	$159
Flow International Corp.*	60	155
Met-Pro Corp.	16	155
Satcon Technology Corp.*	90	154
Flanders Corp.*	29	150
Waste Services, Inc.*	31	143
Trimas Corp.*	28	143
Portec Rail Products, Inc.	15	142
Lawson Products, Inc.	8	139
Willis Lease Finance Corp.*	10	137
USA Truck, Inc.*	10	127
Alamo Group, Inc.	8	126
Builders FirstSource, Inc.*	28	122
North American Galvanizing & Coating, Inc.*	20	121
Chase Corp.	10	117
Franklin Covey Co.*	20	117
Sauer, Inc. *	15	115
DXP Enterprises, Inc.*	10	112
CAI International, Inc.*	15	111
NCI Building Systems, Inc.*	34	109
Primoris Services Corp.	15	108
Hurco Companies, Inc.*	6	102
LMI Aerospace, Inc.*	10	100
Orion Energy Systems Inc.*	30	94
Ultralife Batteries, Inc.*	15	91
Integrated Electrical Services, Inc.*	10	81
BlueLinx Holdings, Inc.*	15	60

Total Industrials		236,642

HEALTH CARE 8.1%
Human Genome Sciences, Inc.*	226	4,253
Steris Corp.	98	2,984
Owens & Minor, Inc.	65	2,941
Thoratec Corp.*	95	2,876
Onyx Pharmaceuticals, Inc.*	95	2,847
Quality Systems, Inc.	42	2,586
Psychiatric Solutions, Inc.*	96	2,569
Healthsouth Corp.*	152	2,377
Masimo Corp.*	90	2,358
West Pharmaceutical Services, Inc.	57	2,315
Isis Pharmaceuticals, Inc.*	158	2,302
Haemonetics Corp.*	41	2,301
NuVasive, Inc.*	55	2,297
PSS World Medical, Inc.*	103	2,249
Varian, Inc.*	44	2,247
American Medical Systems Holdings, Inc.*	132	2,233

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

athenahealth, Inc.*	58	$2,225
Auxilium Pharmaceuticals, Inc.*	65	2,224
Amedisys, Inc.*	50	2,182
Regeneron Pharmaceuticals, Inc.*	110	2,123
Immucor, Inc.*	119	2,106
Medicis Pharmaceutical Corp. — Class A	98	2,092
Cubist Pharmaceuticals, Inc.*	102	2,060
Eclipsys Corp.*	101	1,949
AMERIGROUP Corp.*	87	1,929
Magellan Health Services, Inc.*	60	1,864
Catalyst Health Solutions, Inc.*	62	1,807
Meridian Bioscience, Inc.	72	1,801
WellCare Health Plans, Inc.*	72	1,775
Chemed Corp.	40	1,756
Salix Pharmaceuticals Ltd.*	82	1,743
Seattle Genetics, Inc.*	124	1,740
Dionex Corp.*	25	1,624
Nektar Therapeutics*	164	1,597
MedAssets, Inc.*	70	1,580
PDL BioPharma, Inc.	199	1,568
Savient Pharmaceuticals, Inc.*	102	1,550
ev3, Inc.*	122	1,502
Alkermes, Inc.*	163	1,498
HMS Holdings Corp.*	39	1,491
Alnylam Pharmaceuticals, Inc.*	64	1,452
Align Technology, Inc.*	102	1,450
Acorda Therapeutics, Inc.*	60	1,397
Medivation, Inc.*	51	1,384
Par Pharmaceutical Companies, Inc.*	64	1,377
Centene Corp.*	71	1,345
Volcano Corp.*	79	1,329
AMAG Pharmaceuticals, Inc.*	30	1,310
Parexel International Corp.*	96	1,305
Cepheid, Inc.*	98	1,296
Viropharma, Inc.*	133	1,279
Theravance, Inc.*	86	1,259
Vivus, Inc.*	119	1,244
Martek Biosciences Corp.*	55	1,242
Gentiva Health Services, Inc.*	48	1,201
Genoptix Inc.*	34	1,183
Luminex Corp.*	68	1,156
Exelixis, Inc.*	181	1,155
Kindred Healthcare, Inc.*	71	1,152

		Market
	Shares	Value

Affymetrix, Inc.*	124	$1,089
Wright Medical Group, Inc.*	60	1,072
Abaxis, Inc.*	40	1,070
Emergency Medical Services Corp.*	23	1,070
IPC The Hospitalist Company, Inc.*	34	1,069
AmSurg Corp.*	50	1,062
InterMune, Inc.*	66	1,051
Invacare Corp.	47	1,047
inVentiv Health, Inc.*	62	1,037
Integra LifeSciences Holdings Corp.*	30	1,025
LHC Group, Inc.*	34	1,018
Phase Forward, Inc.*	72	1,011
Medicines Co.*	91	1,002
Healthspring, Inc.*	81	992
Geron Corp.*	150	984
Conmed Corp.*	50	959
XenoPort, Inc.*	45	955
PharMerica Corp.*	51	947
Merit Medical Systems, Inc.*	54	936
Sirona Dental Systems, Inc.*	31	922
MWI Veterinary Supply, Inc.*	23	919
Cell Therapeutics, Inc.*	734	903
Impax Laboratories, Inc.*	103	900
Greatbatch, Inc.*	40	899
Conceptus, Inc.*	48	890
Orthofix International NV*	30	882
Landauer, Inc.	16	880
Celera Corp.*	141	878
Healthways, Inc.*	57	873
MannKind Corp.*	87	857
Cyberonics, Inc.*	53	845
Zoll Medical Corp.*	39	839
Bruker Corp.*	78	832
Incyte Corp.*	123	830
Allos Therapeutics, Inc.*	109	790
Computer Programs & Systems, Inc.	19	787
Analogic Corp.	21	777
Natus Medical, Inc.*	50	772
Pharmasset, Inc.*	36	761
ICU Medical, Inc.*	20	737
Halozyme Therapeutics, Inc.*	103	732
Emeritus Corp.*	33	724
Optimer Pharmaceuticals, Inc.*	53	717
Odyssey HealthCare, Inc.*	57	713
ImmunoGen, Inc.*	86	697
Facet Biotech Corp.*	40	692

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

DexCom, Inc.*	84	$666
SurModics, Inc.*	27	664
SonoSite, Inc.*	25	662
Enzon Pharmaceuticals, Inc.*	80	660
Air Methods Corp.*	20	651
Quidel Corp.*	40	649
Neogen Corp.*	20	646
Symmetry Medical, Inc.*	60	622
Sun Healthcare Group, Inc.*	72	622
Triple-S Management Corp. — Class B*	37	621
Momenta Pharmaceuticals, Inc.*	58	615
RehabCare Group, Inc.*	28	607
Vanda Pharmaceuticals, Inc.*	52	605
Immunomedics, Inc.*	109	602
Sangamo Biosciences, Inc.*	70	575
Omnicell, Inc.*	50	557
Hanger Orthopedic Group, Inc.*	40	555
Arena Pharmaceuticals, Inc.*	124	554
AMN Healthcare Services, Inc.*	56	533
Rigel Pharmaceuticals, Inc.*	64	525
Questcor Pharmaceuticals, Inc.*	95	524
Bio-Reference Labs, Inc.*	15	516
Res-Care, Inc.*	36	512
eResearch Technology, Inc.*	72	504
Emergent Biosolutions, Inc.*	28	495
Cypress Bioscience, Inc.*	60	490
Orthovita, Inc.*	111	487
BioScrip, Inc.*	72	487
Palomar Medical Technologies, Inc.*	30	486
Abiomed, Inc.*	50	486
Insulet Corp.*	43	483
Angiodynamics, Inc.*	35	482
Affymax, Inc.*	20	478
Cross Country Healthcare, Inc.*	51	475
Universal American Financial Corp.*	50	471
Kendle International, Inc.*	28	468
Protalix BioTherapeutics, Inc.*	56	463
Ligand Pharmaceuticals, Inc. — Class B*	192	444
Endologix, Inc.*	71	440
Genomic Health, Inc.*	20	437
Kensey Nash Corp.*	15	434
Novavax, Inc.*	108	428

		Market
	Shares	Value

Micromet, Inc.*	64	$426
Accuray, Inc.*	65	423
Cadence Pharmaceuticals, Inc.*	38	420
Micrus Endovascular Corp.*	32	414
Assisted Living Concepts, Inc. — Class A*	20	414
Molina Healthcare, Inc.*	20	414
I-Flow Corp.*	36	410
Depomed, Inc.*	91	398
Enzo Biochem, Inc.*	56	396
Clinical Data, Inc.*	23	383
RTI Biologics, Inc.*	88	383
Hemispherx Biopharma, Inc.*	190	380
Durect Corp.*	142	379
GTx, Inc.*	29	371
CryoLife, Inc.*	46	367
Ardea Biosciences, Inc.*	20	366
Albany Molecular Research, Inc.*	42	364
IRIS International, Inc.*	32	362
OncoGenex Pharmaceutical, Inc.*	10	360
Aspect Medical Systems, Inc.*	30	359
Almost Family, Inc.*	12	357
Somanetics Corp.*	22	355
Inspire Pharmaceuticals, Inc.*	67	350
Obagi Medical Products, Inc.*	30	348
Zymogenetics, Inc.*	57	344
Cytokinetics, Inc.*	65	344
Ariad Pharmaceuticals, Inc.*	153	340
SIGA Technologies, Inc.*	43	339
Dyax Corp.*	94	337
TomoTherapy, Inc.*	77	333
Cantel Medical Corp.*	22	331
BioCryst Pharmaceuticals, Inc.*	40	330
Cambrex Corp.*	52	328
Orexigen Therapeutics, Inc.*	33	325
Spectrum Pharmaceuticals, Inc.*	48	323
Biospecifics Technologies Corp.*	10	320
Sequenom, Inc.*	99	320
Metabolix, Inc.*	31	319
Arqule, Inc.*	70	318
Pain Therapeutics, Inc.*	62	314
NPS Pharmaceuticals, Inc.*	77	310
Santarus, Inc.*	93	306
Nabi Biopharmaceuticals*	85	305

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Synovis Life Technologies, Inc.*	22	$304
HeartWare International, Inc.*	10	300
Poniard Pharmaceuticals, Inc.*	40	299
StemCells, Inc.*	182	297
Lexicon Genetics, Inc.*	139	296
Accelrys, Inc.*	51	296
Utah Medical Products, Inc.	10	293
Spectranetics Corp.*	45	288
Maxygen Inc.*	43	288
Corvel Corp.*	10	284
Idera Pharmaceuticals, Inc.*	38	282
American Dental Partners, Inc.*	20	280
Discovery Laboratories, Inc.*	203	276
Amicus Therapeutics, Inc.*	31	271
ISTA Pharmaceuticals, Inc.*	60	268
Young Innovations, Inc.	10	263
Sciclone Pharmaceuticals, Inc.*	61	260
Pozen, Inc.*	35	258
Curis, Inc.*	110	257
Progenics Pharmaceuticals, Inc.*	49	257
Vascular Solutions, Inc.*	31	256
SuperGen, Inc.*	96	256
Vical, Inc.*	60	256
Repligen Corp.*	51	256
Nighthawk Radiology Holdings, Inc.*	35	253
Chindex International, Inc.*	20	252
Sunrise Senior Living, Inc.*	83	252
Vital Images, Inc.*	20	250
America Service Group, Inc.	15	248
NxStage Medical, Inc.*	37	248
Myriad Pharmaceuticals, Inc.*	42	246
Medcath Corp.*	28	246
BioMimetic Therapeutics, Inc.*	20	244
Bovie Medical Corp.*	31	243
Medical Action Industries, Inc.*	20	241
Skilled Healthcare Group, Inc. — Class A*	30	241
Rochester Medical Corp.*	20	241
BMP Sunstone Corp.*	59	240
Ensign Group, Inc.	17	239
CardioNet, Inc.*	35	235
OraSure Technologies, Inc.*	81	235

		Market
	Shares	Value

Providence Service Corp.*	20	$233
Allied Healthcare International, Inc.*	83	232
AVI BioPharma, Inc.*	133	229
Osiris Therapeutics, Inc.*	34	226
Alliance Imaging, Inc.*	40	226
US Physical Therapy, Inc.*	15	226
Alphatec Holdings, Inc.*	49	225
Hi-Tech Pharmacal Company, Inc.*	10	224
National Healthcare Corp.	6	224
AMICAS, Inc.*	61	220
Clarient, Inc.*	52	219
Ats Medical, Inc.*	80	214
AVANIR Pharmaceuticals, Inc. — Class A*	103	214
Capital Senior Living Corp.*	35	214
Cytori Therapeutics, Inc.*	54	213
Neurocrine Biosciences, Inc.*	69	210
LCA-Vision, Inc.*	30	210
Infinity Pharmaceuticals, Inc.*	32	199
Cynosure, Inc.*	17	198
Electro-Optical Sciences, Inc.*	20	192
Delcath Systems, Inc.*	39	192
Stereotaxis, Inc.*	42	187
KV Pharmaceutical Co.*	61	187
Javelin Pharmaceuticals, Inc.*	94	183
Array Biopharma, Inc.*	77	183
Allion Healthcare, Inc.*	31	181
Merge Healthcare, Inc.*	43	177
Insmed, Inc.*	214	175
MAKO Surgical Corp.*	20	175
Transcend Services, Inc.*	10	175
Health Grades, Inc.*	35	173
Cutera, Inc.*	20	173
Molecular Insight Pharmaceuticals, Inc.*	31	171
Cardiovascular Systems, Inc.*	22	160
Opko Health, Inc.*	70	160
Life Sciences Research, Inc.*	20	159
Harvard Bioscience, Inc.*	42	159
Exactech, Inc.*	10	157
Rockwell Medical Technologies, Inc.*	20	156
Metropolitan Health Networks, Inc.*	71	155
NovaMed, Inc.*	34	154
NeurogesX, Inc.*	19	152
Continucare Corp.*	50	151
Lannet Company, Inc.*	20	150

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

EnteroMedics, Inc.*	31	$149
Idenix Pharmaceuticals, Inc.*	48	148
MAP Pharmaceuticals, Inc.*	14	146
MedQuist, Inc.	23	146
Biodel, Inc.*	27	145
Nanosphere, Inc.*	19	136
Akorn, Inc.*	97	133
ARYx Therapeutics, Inc.*	42	131
Virtual Radiologic Corp.*	10	130
RadNet, Inc.*	48	124
Cardiac Science Corp.*	31	124
Hansen Medical, Inc.*	35	123
Adolor Corp.*	76	121
Matrixx Initiatives, Inc.*	20	114
Cardium Therapeutics, Inc.*	70	113
Home Diagnostics, Inc.*	15	101
Cornerstone Therapeutics, Inc.*	15	98
Caraco Pharm Labs, Inc.*	19	97
TranS1, Inc.*	20	96
Celldex Therapeutics, Inc.*	17	93
Synta Pharmaceuticals Corp.*	30	93
Chelsea Therapeutics International, Inc.*	35	88
Sucampo Pharmaceuticals, Inc. — Class A*	15	87
American Caresource Holdings, Inc.*	20	87
BioDelivery Sciences International, Inc.*	16	77
MiddleBrook Pharmaceuticals, Inc.*	63	72
Acura Pharmaceuticals, Inc.*	13	66
OXiGENE, Inc.*	43	61
Repros Therapeutics, Inc.*	20	18

Total Health Care		211,852

CONSUMER DISCRETIONARY 7.9%
Tupperware Brands Corp.	107	4,271
Bally Technologies, Inc.*	93	3,568
The Warnaco Group, Inc.*	81	3,553
J. Crew Group, Inc.*	93	3,331
Tractor Supply Co.*	60	2,905
Jones Apparel Group, Inc.	153	2,743
Carter’s, Inc.*	101	2,697
Corinthian Colleges, Inc.*	141	2,617
Tempur-Pedic International, Inc.*	132	2,500
Fossil, Inc.*	81	2,304
Gymboree Corp.*	46	2,225
Eastman Kodak Co. *	457	2,184

		Market
	Shares	Value

Men’s Wearhouse, Inc.	88	$2,174
Rent-A-Center, Inc.*	111	2,096
Life Time Fitness, Inc.*	72	2,020
Jack in the Box, Inc.*	98	2,008
Collective Brands, Inc.*	111	1,924
Polaris Industries, Inc.	47	1,917
Cheesecake Factory, Inc.*	103	1,908
Wolverine World Wide, Inc.	75	1,863
Sotheby’s	107	1,844
Matthews International Corp. — Class A	51	1,804
Pool Corp.	80	1,778
Brunswick Corp.	146	1,749
Cooper Tire & Rubber Co.	97	1,705
Deckers Outdoor Corp.*	20	1,697
Vail Resorts, Inc.*	50	1,677
OfficeMax Inc.*	132	1,661
Coinstar, Inc.*	50	1,649
AnnTaylor Stores Corp.*	103	1,637
Under Armour, Inc.*	58	1,614
Lululemon Athletica, Inc.*	70	1,592
American Greetings Corp. — Class A	71	1,583
Orient-Express Hotels Ltd. - Class A *	133	1,531
Ryland Group, Inc.	72	1,517
Saks, Inc.*	202	1,378
Valassis Communications, Inc.*	77	1,377
Cracker Barrel Old Country Store, Inc.	40	1,376
Jo-Ann Stores, Inc.*	51	1,368
Buckle, Inc.	40	1,366
Capella Education Co.*	20	1,347
Bob Evans Farms, Inc.	46	1,337
Dress Barn, Inc.*	74	1,327
Dillard’s, Inc. — Class A	93	1,311
Jos. A. Bank Clothiers, Inc.*	29	1,298
Buffalo Wild Wings, Inc.*	30	1,248
Gaylord Entertainment Co.*	61	1,226
Iconix Brand Group, Inc.*	97	1,210
P.F. Chang’s China Bistro, Inc.*	35	1,189
National CineMedia, Inc.	70	1,188
Live Nation, Inc.*	142	1,163
Regis Corp.	75	1,162
Sonic Corp.*	104	1,150
HSN, Inc.*	70	1,140
Dana Holding Corp.*	166	1,130
Sally Beauty Holdings, Inc.*	158	1,123
Steven Madden, Ltd.*	30	1,104
99 Cents Only Stores*	81	1,089

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Children’s Place Retail Stores, Inc.*	36	$1,079
Tenneco, Inc.*	81	1,056
Blue Nile, Inc.*	17	1,056
Pinnacle Entertainment, Inc.*	103	1,050
American Public Education, Inc.*	30	1,042
Meritage Homes Corp.*	51	1,035
Cato Corp. — Class A	51	1,035
ArvinMeritor, Inc. *	131	1,024
CEC Entertainment, Inc.*	39	1,009
Timberland Co. — Class A*	72	1,002
Group 1 Automotive, Inc. *	37	993
Skechers U.S.A., Inc. — Class A*	57	977
Scholastic Corp.	40	974
Charming Shoppes, Inc.*	198	972
Texas Roadhouse, Inc.*	90	956
Cabela’s, Inc. — Class A*	71	947
Arbitron, Inc.	45	934
Helen of Troy Ltd.*	48	933
Monro Muffler Brake, Inc.	29	922
Hibbett Sports Inc.*	50	911
CROCS, Inc.*	137	911
Papa John’s International, Inc.*	37	909
True Religion Apparel, Inc.*	35	908
Steiner Leisure Ltd.*	25	894
Unifirst Corp.	20	889
Citi Trends, Inc.*	31	883
Interval Leisure Group, Inc.*	70	874
Shuffle Master, Inc.*	92	867
National Presto Industries, Inc.	10	865
Columbia Sportswear Co.	21	864
Coldwater Creek, Inc.*	104	853
CKE Restaurants, Inc.	81	850
Fred’s, Inc.	66	840
Harte-Hanks, Inc.	60	830
Callaway Golf Co.	109	829
Ulta Salon Cosmetics & Fragrance, Inc.*	50	825
Liz Claiborne, Inc. *	163	804
Belo Corp. — Class A *	146	790
La-Z-Boy, Inc. *	91	787
NutriSystem, Inc.	51	778
Jakks Pacific, Inc.*	54	773
Genesco, Inc.*	32	770
Pre-Paid Legal Services, Inc.*	15	762
PEP Boys-Manny Moe & Jack	76	743
Stage Stores, Inc.	57	739

		Market
	Shares	Value

Stewart Enterprises, Inc. — Class A	140	$732
Fuel Systems Solutions, Inc.*	20	720
PetMed Express, Inc.	38	716
Finish Line, Inc. — Class A	70	711
Ethan Allen Interiors, Inc.	43	709
K12 Inc.*	43	709
Ruby Tuesday, Inc.*	84	707
Ticketmaster Entertainment, Inc.*	60	701
Exide Technologies*	86	685
Winnebago Industries, Inc.*	45	662
Asbury Automotive Group, Inc.*	52	659
CKX, Inc.*	98	658
Cinemark Holdings, Inc.	63	653
Drew Industries, Inc.*	30	651
The Wet Seal, Inc. — Class A*	172	650
Red Robin Gourmet Burgers, Inc.*	31	633
Standard-Pacific Corp.*	171	631
Universal Technical Institute, Inc.*	32	630
Charlotte Russe Holding, Inc.*	36	630
Peet’s Coffee & Tea, Inc.*	22	621
DineEquity, Inc. *	25	619
HOT Topic, Inc.*	81	607
Big 5 Sporting Goods Corp.	40	604
Quiksilver, Inc.*	218	599
Shutterfly, Inc.*	35	582
Churchill Downs, Inc.	15	578
Pier 1 Imports, Inc.*	149	577
Dolan Media Co.*	48	576
Superior Industries International, Inc.	40	568
Zumiez, Inc.*	34	558
Pacific Sunwear of California, Inc.*	108	556
Ameristar Casinos, Inc.	35	552
Domino’s Pizza, Inc.*	62	548
Fuqi International, Inc.*	18	527
America’s Car Mart, Inc.*	22	527
Brown Shoe Company, Inc.	65	521
Modine Manufacturing Co. *	56	519
Grand Canyon Education, Inc.*	29	517
Ascent Media Corp. — Class A*	20	512
RCN Corp.*	55	512

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

American Axle & Manufacturing Holdings, Inc. *	72	$510
Knology, Inc.*	52	507
Smith & Wesson Holding Corp.*	94	492
World Wrestling Entertainment, Inc.	35	490
Lithia Motors, Inc. — Class A*	31	483
Steak n Shake Co.*	41	483
Maidenform Brands, Inc.*	30	482
Volcom, Inc.*	29	478
Ambassadors Group, Inc.	30	470
California Pizza Kitchen, Inc.*	30	469
BJ’s Restaurants, Inc.*	31	465
Standard Motor Products,Inc*	30	456
Stein Mart, Inc.*	35	445
Christopher & Banks Corp.	64	433
Denny’s Corp.*	162	431
Core-Mark Holding Company, Inc.*	15	429
RC2 Corp.*	30	428
Movado Group, Inc. *	29	421
Mediacom Communications Corp.*	73	420
Universal Electronics, Inc.*	20	408
Furniture Brands International, Inc.*	73	404
M/I Homes, Inc.*	29	394
Oxford Industries, Inc.	20	394
Cavco Industries, Inc.*	11	391
Sturm Ruger & Company, Inc.	30	388
Talbots, Inc. *	42	388
Blyth, Inc.	10	387
EW Scripps Co. — Class A*	50	375
Marcus Corp.	29	371
Sonic Automotive, Inc. *	35	368
drugstore.com, Inc.*	151	367
Overstock.com, Inc.*	25	367
ChinaCast Education Corp.*	50	364
Beazer Homes USA, Inc.*	65	363
AFC Enterprises, Inc.*	43	362
Cherokee, Inc.	15	360
Rentrak Corp.*	20	357
Hovnanian Enterprises, Inc. — Class A*	91	349
FGX International Holdings Ltd.*	25	349
Lumber Liquidators, Inc.*	16	347
iRobot Corp.*	28	345

		Market
	Shares	Value

Lincoln Educational Services Corp.*	15	$343
Krispy Kreme Doughnuts, Inc.*	96	343
Orbitz Worldwide, Inc.*	55	340
hhgregg, Inc.*	20	339
Martha Stewart Omnimedia, Inc.*	54	338
Tween Brands, Inc.*	40	336
Dorman Products, Inc.*	22	330
K-Swiss, Inc. — Class A *	37	325
Perry Ellis International, Inc.*	20	321
Haverty Furniture Companies, Inc.*	27	319
Hooker Furniture Corp.	23	311
Shoe Carnival, Inc.*	20	308
Isle of Capri Casinos, Inc.*	26	307
Bridgepoint Education, Inc.*	20	305
DSW, Inc.*	19	303
Wonder Auto Technology, Inc.*	25	300
CSS Industries, Inc.	15	297
Amerigon, Inc.*	40	294
Spartan Motors, Inc.	56	288
Speedway Motorsports, Inc.	20	288
Kirkland’s, Inc.*	20	285
G-III Apparel Group Ltd.*	20	283
Sealy Corp.*	82	262
Journal Communications, Inc. — Class A *	71	261
Multimedia Games, Inc.*	51	261
Universal Travel Group*	20	258
Sinclair Broadcast Group, Inc. — Class A *	72	258
Bebe Stores, Inc.	35	258
Borders Group, Inc.*	82	255
Jackson Hewitt Tax Service, Inc. *	50	255
O’Charleys, Inc.*	27	253
Zale Corp.*	35	250
Unifi, Inc.*	78	250
Conn’s, Inc.*	22	248
Mac-Gray Corp.*	23	248
Lin TV Corp. — Class A*	50	237
Midas, Inc.*	25	235
Carmike Cinemas, Inc.*	23	233
Systemax, Inc.*	19	230
Leapfrog Enterprises, Inc.*	56	230
Weyco Group, Inc.	10	229
Sport Supply Group, Inc.	22	224
McCormick & Schmick’s Seafood Restaurants, Inc.*	30	223

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Morgans Hotel Group Co.*	40	$217
Monarch Casino & Resort, Inc.*	20	215
American Apparel, Inc.*	61	214
Stamps.com, Inc.*	23	213
Gaiam, Inc.*	30	209
Tuesday Morning Corp.*	50	208
Audiovox Corp. — Class A*	30	206
Stanley Furniture Co. *	19	197
LodgeNet Interactive Corp.*	26	196
Retail Ventures, Inc.*	35	184
Stoneridge, Inc.*	26	184
Fisher Communications, Inc.*	10	182
Destination Maternity Corp.*	10	181
Einstein Noah Restaurant Group, Inc.*	15	181
Skyline Corp.	8	180
New York & Company, Inc.*	35	179
Steinway Musical Instruments, Inc.*	15	178
Global Sources Ltd.*	25	172
Great Wolf Resorts, Inc.*	48	171
Landry’s Restaurants, Inc.*	15	158
West Marine, Inc.*	20	157
Kenneth Cole Productions, Inc. — Class A *	15	150
Raser Technologies, Inc.*	92	141
Ruth’s Hospitality Group, Inc.*	33	139
Hawk Corp.*	10	137
Build-A-Bear Workshop, Inc.*	27	131
1-800-FLOWERS.com, Inc.*	38	131
Brookfield Homes Corp.*	19	127
CPI Corp.	10	125
Reading International, Inc. — Class A*	30	123
Books-A-Million, Inc.	10	120
US Auto Parts Network, Inc.*	22	120
Marine Products Corp. *	21	116
Red Lion Hotels Corp.*	20	115
Benihana, Inc.*	20	115
Dover Downs Gaming & Entertainment, Inc.	20	114
Learning Tree International, Inc.*	10	114
Carrols Restaurant Group, Inc.*	15	113
Nobel Learning Communities, Inc.*	12	113
Outdoor Channel Holdings, Inc.*	17	111

		Market
	Shares	Value

Luby’s, Inc.*	26	$109
Playboy Enterprises, Inc. — Class B*	35	106
Princeton Review, Inc.*	25	105
Youbet.com, Inc.*	50	105
Lakes Entertainment, Inc.*	30	101
Syms Corp.*	12	97
China Automotive Systems, Inc.*	10	93
Town Sports International Holdings, Inc.*	31	78
Rex Stores Corp.*	7	76
Primedia, Inc.	30	76
Caribou Coffee Company, Inc.*	10	72
Bluegreen Corp.*	20	61
Gander Mountain Co.*	10	51
NIVS IntelliMedia Technology Group, Inc.*	15	40
Crown Media Holdings, Inc. — Class A*	23	36

Total Consumer Discretionary		206,418

ENERGY 2.8%
Dril-Quip, Inc.*	53	2,631
Arena Resources, Inc.*	70	2,485
Bill Barrett Corp.*	69	2,263
World Fuel Services Corp.	45	2,163
Nordic American Tanker Shipping *	72	2,130
Penn Virginia Corp.	83	1,902
Berry Petroleum Co. — Class A	70	1,875
Key Energy Services, Inc.*	212	1,844
Global Industries Ltd.*	172	1,634
Atlas Energy, Inc. *	60	1,624
Lufkin Industries, Inc.	30	1,595
Bristow Group, Inc.*	53	1,574
NATCO Group, Inc.*	33	1,461
Gran Tierra Energy, Inc.*	346	1,439
Brigham Exploration Co.*	143	1,298
Rosetta Resources, Inc.*	88	1,293
Tetra Technologies, Inc.*	133	1,289
CARBO Ceramics, Inc.	25	1,289
Patriot Coal Corp.*	105	1,235
GulfMark Offshore, Inc.*	37	1,211
Swift Energy Co.*	51	1,208
Contango Oil & Gas Co.*	23	1,174
Carrizo Oil & Gas, Inc.*	47	1,151
Hornbeck Offshore Services, Inc.*	40	1,102

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Complete Production Services, Inc.*	97	$1,096
Parker Drilling Co.*	200	1,092
Goodrich Petroleum Corp.*	42	1,084
James River Coal Co.*	52	994
Willbros Group, Inc.*	65	990
BPZ Resources, Inc.*	123	925
Stone Energy Corp.*	56	913
USEC, Inc.*	185	868
Ship Finance International Ltd.	70	860
Cal Dive International, Inc.*	84	831
ATP Oil & Gas Corp.*	46	823
McMoRan Exploration Co.*	102	770
Hercules Offshore*	150	736
W&T Offshore, Inc.	60	703
GMX Resources, Inc.*	44	691
Clean Energy Fuels Corp.*	47	677
International Coal Group, Inc.*	161	649
Golar LNG Ltd. *	56	619
General Maritime Corp. *	77	596
Petroleum Development Corp.*	30	560
RPC, Inc.	52	545
Pioneer Drilling Co.*	72	528
Delta Petroleum Corp.*	294	514
ION Geophysical Corp.*	145	510
CVR Energy, Inc.*	40	498
Newpark Resources, Inc.*	154	494
Vaalco Energy, Inc.	103	474
Allis-Chalmers Energy, Inc.*	103	449
Petroquest Energy, Inc.*	68	441
Apco Oil and Gas International, Inc. *	19	435
PHI, Inc.*	20	406
Northern Oil And Gas, Inc.*	47	395
T-3 Energy Services, Inc. — Class A*	20	394
Knightsbridge Tankers Ltd. *	30	391
Matrix Service Co.*	35	380
Oilsands Quest, Inc.*	328	371
Crosstex Energy, Inc. *	68	359
Rex Energy Corp.*	42	351
Gulfport Energy Corp.*	40	350
Basic Energy Services, Inc.*	40	340
Western Refining, Inc.*	50	322
Toreador Resources Corp.	32	320
Geokinetics, Inc.*	15	318
Cheniere Energy, Inc.*	104	305
Harvest Natural Resources, Inc.*	59	303

		Market
	Shares	Value

Syntroleum Corp.*	112	$302
Clayton Williams Energy, Inc.*	10	301
Natural Gas Services Group, Inc.*	17	300
Venoco, Inc.*	26	299
Warren Resources, Inc.*	100	296
DHT Maritime, Inc. *	77	290
Gulf Island Fabrication, Inc.	15	281
Dawson Geophysical Co.*	10	274
OYO Geospace Corp.*	10	258
Panhandle Oil and Gas, Inc. - Class A	12	256
FX Energy, Inc.*	74	239
Uranium Energy Corp.*	81	239
Endeavour International Corp.*	191	231
Bronco Drilling Company, Inc.*	35	229
Parallel Petroleum Corp.*	72	228
Zion Oil & Gas, Inc.*	22	215
Boots & Coots, Inc.*	132	213
Approach Resources, Inc.*	22	200
Superior Well Services, Inc.*	20	194
Uranerz Energy Corp.*	84	192
Delek US Holdings, Inc.	20	171
Sulphco, Inc.*	123	169
Union Drilling, Inc.*	22	168
Teekay Tankers Ltd.	20	167
Alon USA Energy, Inc.	15	149
Green Plains Renewable Energy, Inc.*	20	142
Westmoreland Coal Co.*	17	138
Evergreen Energy Inc.*	219	136
ENGlobal Corp.*	32	132
Bolt Technology Corp.*	10	126
Georesources, Inc.*	10	111
CREDO Petroleum Corp.*	10	101
TGC Industries, Inc.*	20	97
Vantage Drilling Co.*	52	95
Cubic Energy, Inc.*	50	47

Total Energy		72,526

MATERIALS 2.5%
Rock-Tenn Co. — Class A	69	3,251
W.R. Grace & Co.*	123	2,674
Domtar Corp.*	72	2,536
Silgan Holdings, Inc.	48	2,531
Coeur d’Alene Mines Corp.*	119	2,439
Olin Corp.	133	2,320
Sensient Technologies Corp.	77	2,138

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Solutia, Inc.*	163	$1,888
NewMarket Corp.	20	1,861
H.B. Fuller Co.	81	1,693
Rockwood Holdings, Inc.*	82	1,687
Texas Industries, Inc.	40	1,680
Schweitzer-Mauduit International, Inc.	30	1,631
Hecla Mining Co.*	367	1,611
OM Group, Inc.*	52	1,580
Minerals Technologies, Inc.	30	1,427
Worthington Industries, Inc.	101	1,404
Calgon Carbon Corp.*	91	1,350
Louisiana-Pacific Corp.*	184	1,227
Arch Chemicals, Inc.	39	1,170
Kaiser Aluminum Corp.	31	1,127
PolyOne Corp.*	161	1,074
Deltic Timber Corp.	22	1,007
RTI International Metals, Inc.*	40	996
Clearwater Paper Corp.*	22	909
Westlake Chemical Corp.	34	874
Glatfelter	76	872
A. Schulman, Inc.	42	837
Amcol International Corp.	36	824
Balchem Corp.	30	789
Koppers Holdings, Inc.	25	741
Horsehead Holding Corp.*	63	738
Ferro Corp. *	82	730
Buckeye Technologies, Inc.*	68	730
Century Aluminum Co.*	77	720
Allied Nevada Gold Corp.*	71	695
Wausau Paper Corp. *	67	670
Brush Engineered Materials, Inc.*	26	636
Innophos Holdings, Inc.	33	611
Zep, Inc.	36	585
Spartech Corp. *	52	560
Haynes International, Inc.*	17	541
Myers Industries, Inc.	50	539
Olympic Steel, Inc.	18	516
Innospec, Inc. *	35	516
Stillwater Mining Co.*	74	497
Zoltek Companies, Inc.*	46	483
LSB Industries, Inc.*	30	467
Omnova Solutions, Inc.*	71	460
Graphic Packaging Holding Co.*	192	444
Quaker Chemical Corp.	20	439
Stepan Co.	7	421
US Gold Corp.*	141	407
AEP Industries, Inc.*	10	399
GenTek, Inc.*	10	380

		Market
	Shares	Value

General Moly, Inc.*	109	$343
ShengdaTech, Inc.*	53	337
A.M. Castle & Co. *	30	298
Neenah Paper, Inc.	25	294
KapStone Paper and Packaging Corp.*	35	285
American Vanguard Corp.	34	283
Boise, Inc.*	53	280
Bway Holding Co.*	15	278
Universal Stainless & Alloy*	15	274
Headwaters, Inc.*	66	255
Hawkins, Inc.	10	234
Landec Corp.*	36	230
ICO, Inc.*	47	219
China Green Agriculture, Inc.*	15	176
Paramount Gold and Silver Corp.*	111	152
China Precision Steel, Inc.*	52	141
General Steel Holdings, Inc.*	27	105
U S Concrete, Inc.*	60	104
Ampal American Israel — Class A*	35	71
NL Industries, Inc.	10	67
Sutor Technology Group Ltd.*	15	47

Total Materials		65,805

CONSUMER STAPLES 1.9%
Casey’s General Stores, Inc.	91	2,856
Chattem, Inc.*	30	1,992
Ruddick Corp.	69	1,837
TreeHouse Foods, Inc.*	50	1,783
United Natural Foods, Inc.*	72	1,722
Universal Corp.	40	1,673
Fresh Del Monte Produce, Inc.*	73	1,651
Lancaster Colony Corp.	30	1,538
Nu Skin Enterprises, Inc.	83	1,538
Hain Celestial Group, Inc.*	73	1,399
Bare Escentuals, Inc.*	112	1,332
Chiquita Brands International, Inc.*	82	1,325
Winn-Dixie Stores, Inc.*	93	1,220
Central Garden and Pet Co. — Class A*	111	1,213
Lance, Inc.	46	1,188
Andersons, Inc.	31	1,091
American Italian Pasta Co.*	40	1,087
Darling International, Inc.*	140	1,029
Diamond Foods, Inc.	31	983

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Vector Group Ltd.	63	$982
Tootsie Roll Industries, Inc.	41	975
WD-40 Co.	34	966
Sanderson Farms, Inc.	25	941
J&J Snack Foods Corp.	20	864
Boston Beer Company, Inc. — Class A*	19	705
Nash Finch Co.	25	683
Smart Balance, Inc.*	111	682
Alliance One International, Inc.*	149	668
Heckmann Corp.*	141	646
Pantry, Inc.*	40	627
Pricesmart, Inc.	32	600
Great Atlantic & Pacific Tea Company, Inc*	63	561
Spartan Stores, Inc.	39	551
American Oriental Bioengineering, Inc.*	106	515
Coca-Cola Bottling Company Consolidated	10	484
Weis Markets, Inc.	15	479
Elizabeth Arden, Inc.*	39	459
Medifast, Inc.*	20	434
Cal-Maine Foods, Inc. *	16	428
Prestige Brands Holdings, Inc. — Class A*	60	422
Zhongpin, Inc.*	28	412
Alico, Inc.	14	411
Seneca Foods Corp. — Class A*	15	411
Synutra International, Inc.*	28	384
Calavo Growers, Inc.	19	361
USANA Health Sciences, Inc.*	10	341
Griffin Land & Nurseries, Inc.	10	320
Farmer Brothers Co.	15	310
Village Super Market	10	295
Ingles Markets, Inc. — Class A	18	285
American Dairy, Inc.*	10	283
AgFeed Industries, Inc.*	53	283
Nutraceutical International Corp.*	23	259
B&G Foods, Inc.	31	254
Imperial Sugar Company, Inc.	20	254
China Sky One Medical, Inc.*	19	251
Inter Parfums, Inc.	20	244
Diedrich Coffee, Inc.*	10	240
China-Biotics, Inc.*	15	240
Orchids Paper Products Co.*	10	200

		Market
	Shares	Value

HQ Sustainable Maritime Industries, Inc.*	22	$194
Susser Holdings Corp.*	15	189
Overhill Farms, Inc.*	29	175
National Beverage Corp.*	15	173
Lifeway Foods, Inc.*	15	165
Female Health Co.*	31	157
Zapata Corp.*	22	153
Revlon, Inc.*	31	151
Omega Protein Corp.*	30	145
Oil-Dri Corp. of America	10	145
Star Scientific, Inc.*	132	123
Mannatech, Inc. *	30	115
Schiff Nutrition International, Inc.	17	89

Total Consumer Staples		50,141

UTILITIES 1.8%
Piedmont Natural Gas Co.	132	3,160
Nicor, Inc.	79	2,891
WGL Holdings, Inc.	86	2,850
New Jersey Resources Corp.	73	2,651
Portland General Electric Co.	126	2,485
Cleco Corp.	98	2,458
IDACORP, Inc.	76	2,188
Southwest Gas Corp.	75	1,918
Northwest Natural Gas Co.	45	1,875
Avista Corp.	90	1,820
Black Hills Corp.	70	1,762
Unisource Energy Corp.	57	1,753
PNM Resources, Inc.	147	1,717
South Jersey Industries, Inc.	47	1,659
Allete, Inc.	49	1,645
NorthWestern Corp.	60	1,466
Mge Energy, Inc.	40	1,459
El Paso Electric Co.*	79	1,396
Laclede Group, Inc.	40	1,286
CH Energy Group, Inc.	28	1,241
UIL Holding Corp.	45	1,187
California Water Service Group	30	1,168
Empire District Electric Co.	64	1,158
American States Water Co.	27	977
SJW Corp.	25	571
Unitil Corp.	20	449
Middlesex Water Co.	25	377
Connecticut Water Service, Inc.	15	336
York Water Co.	23	319
Central Vermont Public Service Corp.	15	289

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Consolidated Water Company, Inc.	16	$261
Cadiz, Inc.*	22	257
Chesapeake Utilities Corp.	8	248
Pennichuck Corp.	10	218
Southwest Water Co.	42	207
US Geothermal, Inc.*	113	176
Artesian Resources Corp. — Class A	10	168
Florida Public Utilities Co.	10	121

Total Utilities		48,167

TELECOMMUNICATION SERVICES 0.7%
Syniverse Holdings, Inc.*	124	2,170
Neutral Tandem, Inc.*	57	1,297
Cincinnati Bell, Inc.*	366	1,281
Centennial Communications Corp.*	146	1,165
AboveNet, Inc.*	20	975
Cogent Communications Group, Inc.*	77	870
Premiere Global Services, Inc.*	103	856
Atlantic Tele-Network, Inc.	16	855
PAETEC Holding Corp.*	212	821
NTELOS Holdings Corp.	46	812
Alaska Communications Systems Group, Inc.	81	749
Iowa Telecommunications Services, Inc.	58	731
Global Crossing Ltd*	51	729
Shenandoah Telecommunications Co.	35	628
Cbeyond, Inc.*	37	597
Consolidated Communications Holdings, Inc.	35	560
USA Mobility, Inc.	40	515
iPCS, Inc. — Class A*	26	453
General Communication, Inc. — Class A*	65	446
Virgin Mobile USA, Inc. — Class A*	61	305
SureWest Communications*	20	248
D&E Communications, Inc.	20	230
HickoryTech Corp.	20	171
inContact, Inc.*	50	149
Ibasis, Inc.*	48	102

		Market
	Shares	Value

Fairpoint Communications, Inc. *	150	$62

Total Telecommunication Services		17,777

Total Common Stocks (Cost $1,110,912)		1,488,137

	Face
	Amount
REPURCHASE AGREEMENTS 24.8%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$513,285	513,285
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	34,634	34,634
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	34,634	34,634
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	34,634	34,634
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	34,634	34,634

Total Repurchase Agreements (Cost $651,821)		651,821

Total Investments 81.5%(a) (Cost $1,762,733)		$2,139,958

Other Assets in Excess of Liabilities – 18.5%		$484,917

Net Assets – 100.0%		$2,624,875

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased(a)
December 2009 Russell 2000
Index Mini Futures Contracts (Aggregate Market Value of Contracts $660,220)	11	$(1,723)

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Unrealized
	Units	Gain

Equity Index Swap Agreements (b)
Goldman Sachs International September 2009 Russell 2000 Index
Swap, Terminating 09/30/09††† (Notional Market Value $357,460.27)	592	$30,333
Credit Suisse Capital, LLC October 2009 Russell 2000 Index
Swap, Terminating 10/30/09††† (Notional Market Value $2,737,328.93)	4,530	4,683

(Total Notional Market Value $3,094,789.2)		$35,016

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 40.3%

INFORMATION TECHNOLOGY 7.5%
Microsoft Corp.	9,861	$255,301
Apple, Inc.*	1,140	211,322
International Business Machines Corp.	1,670	199,749
Cisco Systems, Inc.*	7,340	172,784
Google, Inc. — Class A*	307	152,226
Hewlett-Packard Co.	3,020	142,574
Intel Corp.	7,120	139,338
Oracle Corp.	4,969	103,554
Qualcomm, Inc.	2,109	94,863
EMC Corp*	2,574	43,861
Texas Instruments, Inc.	1,600	37,904
eBay, Inc.*	1,430	33,762
Dell, Inc.*	2,190	33,419
Corning, Inc.	1,980	30,314
Yahoo!, Inc.*	1,520	27,071
Automatic Data Processing, Inc.	640	25,152
Motorola, Inc. *	2,920	25,083
MasterCard, Inc.	120	24,258
Applied Materials, Inc.	1,698	22,753
Adobe Systems, Inc.*	670	22,137
Juniper Networks, Inc.*	666	17,995
Symantec Corp.*	1,040	17,129
Broadcom Corp. — Class A*	550	16,880
Western Union Co.	890	16,839
Cognizant Technology Solutions Corp. — Class A*	370	14,304
Agilent Technologies, Inc.*	440	12,245
Paychex, Inc.	407	11,823
Intuit, Inc.*	410	11,685
NetApp, Inc.*	428	11,419
CA, Inc.	510	11,215
NVIDIA Corp.*	703	10,566
Western Digital Corp.*	288	10,521
Analog Devices, Inc.	368	10,150
Computer Sciences Corp.*	189	9,962
Fiserv, Inc.*	200	9,640
Citrix Systems, Inc.*	230	9,023
Micron Technology, Inc.*	1,080	8,856
Sun Microsystems, Inc.*	965	8,772
McAfee, Inc.*	200	8,758
BMC Software, Inc.*	230	8,632
Xerox Corp.	1,113	8,615
Amphenol Corp.	219	8,252
Xilinx, Inc.	350	8,197

		Market
	Shares	Value

Salesforce.com, Inc.*	139	$7,913
KLA-Tencor Corp.	220	7,889
Linear Technology Corp.	280	7,736
Electronic Arts, Inc.*	406	7,734
Altera Corp.	370	7,589
Autodesk, Inc.*	290	6,902
Red Hat, Inc.*	238	6,578
Affiliated Computer Services, Inc. — Class A*	120	6,500
Harris Corp.	168	6,317
SanDisk Corp.*	290	6,293
Microchip Technology, Inc.	230	6,095
Fidelity National Information Services, Inc.	236	6,020
Teradata Corp.*	218	5,999
VeriSign, Inc.*	248	5,875
Flir Systems, Inc.*	189	5,286
MEMC Electronic Materials, Inc.*	280	4,656
LSI Logic Corp.*	831	4,562
National Semiconductor Corp.	304	4,338
Akamai Technologies, Inc.*	220	4,330
Total System Services, Inc.	250	4,028
Advanced Micro Devices, Inc.*	710	4,019
Molex, Inc.	170	3,550
Tellabs, Inc.*	500	3,460
Jabil Circuit, Inc.	230	3,084
QLogic Corp.*	150	2,580
Novellus Systems, Inc.*	120	2,518
Compuware Corp.*	298	2,184
Lexmark International, Inc.*	100	2,154
Teradyne, Inc.*	218	2,017
JDS Uniphase Corp.*	280	1,991
Novell, Inc.*	437	1,971
Ciena Corp.*	120	1,954
Convergys Corp.*	160	1,590

Total Information Technology		2,214,615

FINANCIALS 6.1%
JPMorgan Chase & Co.	5,005	219,319
Bank of America Corp.	11,010	186,289
Wells Fargo & Co.	5,940	167,389
Goldman Sachs Group, Inc.	650	119,827
Citigroup, Inc. *	16,588	80,286
Morgan Stanley	1,735	53,577
U.S. Bancorp	2,429	53,098
American Express Co.	1,506	51,053
Bank of New York Mellon Corp.	1,528	44,297
MetLife, Inc.	1,040	39,593

 1

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

The Travelers Companies, Inc.	720	$35,446
State Street Corp.	630	33,138
Prudential Financial, Inc.	590	29,447
PNC Financial Services Group, Inc.	590	28,668
Simon Property Group, Inc.	364	25,296
AFLAC, Inc.	590	25,217
CME Group, Inc.	80	24,655
BB&T Corp.	870	23,699
Charles Schwab Corp.	1,215	23,267
Chubb Corp.	450	22,684
Allstate Corp.	678	20,760
Capital One Financial Corp.	578	20,652
Franklin Resources, Inc.	190	19,114
Northern Trust Corp.	310	18,030
Marsh & McLennan Companies, Inc.	670	16,569
Loews Corp.	458	15,686
T. Rowe Price Group, Inc.	330	15,081
Progressive Corp.*	860	14,259
Aon Corp.	350	14,241
SunTrust Banks, Inc.	626	14,116
Hartford Financial Services Group, Inc.	490	12,985
Vornado Realty Trust	200	12,886
Public Storage	169	12,716
Invesco Ltd.	526	11,972
Boston Properties, Inc.	180	11,799
Ameriprise Financial, Inc.	320	11,626
Principal Financial Group, Inc.	409	11,203
Discover Financial Services	676	10,971
Equity Residential	350	10,745
HCP, Inc.	370	10,634
Fifth Third Bancorp	1,010	10,231
Lincoln National Corp.	383	9,924
NYSE Euronext	330	9,534
Regions Financial Corp.	1,509	9,371
Host Hotels & Resorts, Inc. *	770	9,063
Unum Group	416	8,919
IntercontinentalExchange, Inc.*	86	8,358
Hudson City Bancorp, Inc.	600	7,890
Ventas, Inc.	200	7,700
XL Capital Ltd.	440	7,682
American International Group, Inc.*	170	7,499
Genworth Financial, Inc. — Class A*	610	7,290
AvalonBay Communities, Inc.	100	7,273
KeyCorp	1,116	7,254

		Market
	Shares	Value

M&T Bank Corp.	110	$6,855
People’s United Financial, Inc.	438	6,815
ProLogis	560	6,675
Legg Mason, Inc.	210	6,516
Plum Creek Timber Company, Inc. (REIT)	210	6,434
KIMCO Realty Corp.	480	6,259
Health Care REIT, Inc.	148	6,160
Leucadia National Corp.*	238	5,883
Comerica, Inc.	190	5,637
Cincinnati Financial Corp.	210	5,458
Moody’s Corp.	254	5,197
SLM Corp.*	590	5,145
Assurant, Inc.	147	4,713
Torchmark Corp.	108	4,690
Huntington Bancshares, Inc.	836	3,938
Marshall & Ilsley Corp.	470	3,793
Nasdaq Stock Market, Inc.*	178	3,747
First Horizon National Corp.*	281	3,717
CB Richard Ellis Group, Inc. — Class A*	310	3,639
Janus Capital Group, Inc.	227	3,219
Federated Investors, Inc. — Class B	110	2,901
Zions Bancorporation	157	2,821
Apartment Investment & Management Co. — Class A	150	2,213
E*Trade Financial Corp.*	1,180	2,065
MBIA, Inc.*	200	1,552

Total Financials		1,806,320

HEALTH CARE 5.3%
Johnson & Johnson	3,510	213,724
Pfizer, Inc.	8,590	142,165
Abbott Laboratories	1,966	97,258
Merck & Company, Inc.	2,680	84,768
Wyeth	1,700	82,586
Amgen, Inc.*	1,290	77,697
Schering-Plough Corp.	2,081	58,788
Bristol-Myers Squibb Co.	2,520	56,750
Gilead Sciences, Inc.*	1,148	53,474
Medtronic, Inc.	1,410	51,888
Baxter International, Inc.	770	43,898
Eli Lilly & Co.	1,287	42,510
UnitedHealth Group, Inc.	1,480	37,059
Medco Health Solutions, Inc.*	600	33,186
Celgene Corp.*	580	32,422
WellPoint, Inc.*	600	28,416
Express Scripts, Inc.*	350	27,153

 2

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Thermo Fisher Scientific, Inc.*	520	$22,708
Allergan, Inc.	390	22,136
Becton, Dickinson & Co.	300	20,925
Boston Scientific Corp.*	1,920	20,333
McKesson Corp.	340	20,247
Genzyme Corp.*	340	19,288
Biogen Idec, Inc.*	368	18,591
St. Jude Medical, Inc.*	443	17,281
Stryker Corp.	363	16,491
Aetna, Inc.	560	15,585
Zimmer Holdings, Inc.*	270	14,432
Intuitive Surgical, Inc.*	50	13,113
Cardinal Health, Inc.	460	12,328
Forest Laboratories, Inc.*	380	11,187
Quest Diagnostics, Inc.	200	10,438
Life Technologies Corp.*	220	10,241
CIGNA Corp.	349	9,803
C.R. Bard, Inc.	120	9,433
Laboratory Corporation of America Holdings*	138	9,067
Hospira, Inc.*	200	8,920
AmerisourceBergen Corp.	380	8,504
Humana, Inc.*	220	8,206
DaVita, Inc.*	128	7,250
Waters Corp.*	120	6,703
Varian Medical Systems, Inc.*	158	6,657
DENTSPLY International, Inc.	190	6,563
Mylan Laboratories, Inc.*	386	6,180
Cephalon, Inc.*	90	5,242
CareFusion Corp.*	230	5,014
Millipore Corp.*	70	4,923
Watson Pharmaceuticals, Inc.*	128	4,690
Coventry Health Care, Inc.*	188	3,753
IMS Health, Inc.	230	3,531
King Pharmaceuticals, Inc.*	320	3,446
Patterson Companies, Inc.*	120	3,270
Tenet Healthcare Corp.*	555	3,263
PerkinElmer, Inc.	147	2,828

Total Health Care		1,556,312

ENERGY 4.7%
Exxon Mobil Corp.	6,110	419,207
Chevron Corp.	2,550	179,596
Schlumberger Ltd.	1,525	90,890
ConocoPhillips	1,895	85,578
Occidental Petroleum Corp.	1,030	80,752
Apache Corp.	428	39,303

		Market
	Shares	Value

Anadarko Petroleum Corp.	620	$38,893
Devon Energy Corp.	560	37,705
Halliburton Co.	1,148	31,134
XTO Energy, Inc.	737	30,453
Marathon Oil Corp.	900	28,710
EOG Resources, Inc.	320	26,723
Chesapeake Energy Corp.	819	23,260
National-Oilwell Varco, Inc.*	530	22,859
Hess Corp.	370	19,780
Southwestern Energy Co.*	440	18,779
Baker Hughes, Inc.	388	16,552
Spectra Energy Corp.	825	15,625
Noble Energy, Inc.	220	14,511
Valero Energy Corp.	725	14,058
Murphy Oil Corp.	240	13,817
Williams Companies, Inc.	744	13,295
Peabody Energy Corp.	340	12,655
Cameron International Corp.*	278	10,514
Consol Energy, Inc.	230	10,375
Range Resources Corp.	198	9,773
El Paso Corp.	890	9,185
Diamond Offshore Drilling, Inc.	90	8,597
FMC Technologies, Inc.*	160	8,358
Smith International, Inc.	280	8,036
ENSCO International, Inc.	176	7,487
Nabors Industries Ltd.*	357	7,461
BJ Services Co.	370	7,189
Pioneer Natural Resources Co.	150	5,444
Denbury Resources, Inc.*	320	4,842
Cabot Oil & Gas Corp.	128	4,576
Sunoco, Inc.	150	4,268
Rowan Companies, Inc. *	138	3,184
Massey Energy Co.	110	3,068
Tesoro Corp.	176	2,636

Total Energy		1,389,128

CONSUMER STAPLES 4.7%
Procter & Gamble Co.	3,710	214,883
Coca-Cola Co.	2,948	158,308
Wal-Mart Stores, Inc.	2,750	134,997
Philip Morris International, Inc.	2,460	119,900
PepsiCo, Inc.	1,976	115,912
CVS Caremark Corp.	1,840	65,762
Kraft Foods, Inc.	1,880	49,388
Colgate-Palmolive Co.	630	48,056
Walgreen Co.	1,260	47,212
Altria Group, Inc.	2,627	46,787
Kimberly-Clark Corp.	530	31,259

 3

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Costco Wholesale Corp.	550	$31,053
General Mills, Inc.	410	26,396
Archer-Daniels-Midland Co.	820	23,960
Sysco Corp.	750	18,637
Avon Products, Inc.	538	18,270
Kroger Co.	829	17,111
Kellogg Co.	332	16,344
H.J. Heinz Co.	405	16,099
Lorillard, Inc.	210	15,603
ConAgra Foods, Inc.	560	12,141
Clorox Co.	180	10,588
Safeway, Inc.	530	10,452
Sara Lee Corp.	880	9,803
Molson Coors Brewing Co. — Class B	198	9,639
Reynolds American, Inc.	210	9,349
Dr Pepper Snapple Group, Inc.*	320	9,200
Coca-Cola Enterprises, Inc.	396	8,478
Hershey Co.	210	8,161
Campbell Soup Co.	250	8,155
J.M. Smucker Co.	150	7,951
Brown-Forman Corp. — Class B	140	6,751
Pepsi Bottling Group, Inc.	177	6,450
McCormick & Company, Inc.	170	5,770
Estee Lauder Companies, Inc. — Class A	150	5,562
Whole Foods Market, Inc.*	180	5,488
Tyson Foods, Inc. — Class A	390	4,926
Dean Foods Co.*	235	4,181
SUPERVALU, Inc.	270	4,066
Constellation Brands, Inc. — Class A*	253	3,833
Hormel Foods Corp.	90	3,197

Total Consumer Staples		1,370,078

INDUSTRIALS 4.1%
General Electric Co.	13,518	221,965
United Technologies Corp.	1,200	73,116
United Parcel Service, Inc. — Class B	1,270	71,717
3M Co.	890	65,682
Boeing Co.	920	49,818
Caterpillar, Inc.	788	40,448
Emerson Electric Co.	960	38,477
Union Pacific Corp.	640	37,344
Honeywell International, Inc.	964	35,813
Lockheed Martin Corp.	410	32,013
General Dynamics Corp.	490	31,654
FedEx Corp.	396	29,787

		Market
	Shares	Value

Burlington Northern Santa Fe Corp.	330	$26,344
Raytheon Co.	500	23,985
Deere & Co.	540	23,177
Danaher Corp.	330	22,216
CSX Corp.	500	20,930
Illinois Tool Works, Inc.	490	20,928
Northrop Grumman Corp.	400	20,700
Norfolk Southern Corp.	470	20,262
Waste Management, Inc.	627	18,697
Precision Castparts Corp.	180	18,337
Paccar, Inc.	460	17,347
CH Robinson Worldwide, Inc.	210	12,127
ITT Corp.	230	11,994
L-3 Communications Holdings, Inc.	147	11,807
Eaton Corp.	208	11,771
Fluor Corp.	230	11,695
Cummins, Inc.	260	11,651
Republic Services, Inc.	410	10,894
Parker Hannifin Corp.	200	10,368
Rockwell Collins, Inc.	200	10,160
Expeditors International of Washington, Inc.	268	9,420
Dover Corp.	238	9,225
Southwest Airlines Co.	940	9,024
Goodrich Corp.	160	8,694
Rockwell Automation, Inc.	176	7,498
Jacobs Engineering Group, Inc.*	160	7,352
Flowserve Corp.	70	6,898
W.W. Grainger, Inc.	76	6,791
Fastenal Co.	170	6,579
Textron, Inc.	345	6,548
Pitney Bowes, Inc.	260	6,461
Iron Mountain, Inc.*	230	6,132
Masco Corp.	458	5,917
Quanta Services, Inc.*	251	5,555
RR Donnelley & Sons Co.	257	5,464
Stericycle, Inc.*	110	5,329
Dun & Bradstreet Corp.	70	5,272
Cintas Corp.	170	5,153
Avery Dennison Corp.	140	5,041
Pall Corp.	148	4,777
Robert Half International, Inc.	190	4,754
Equifax, Inc.	158	4,604
Stanley Works	97	4,141
Monster Worldwide, Inc.*	160	2,797
Ryder System, Inc.	70	2,734

 4

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Snap-On, Inc.	70	$2,433

Total Industrials		1,217,817

CONSUMER DISCRETIONARY 3.7%
McDonald’s Corp.	1,390	79,327
Walt Disney Co.	2,356	64,696
Comcast Corp. — Class A	3,650	61,648
Home Depot, Inc.	2,170	57,809
Target Corp.	960	44,813
Time Warner, Inc.	1,510	43,458
Lowe’s Companies, Inc.	1,879	39,346
Amazon.com, Inc.*	419	39,118
News Corp.	2,860	34,291
Nike, Inc. — Class B	490	31,703
Ford Motor Co.*	4,100	29,561
Kohl’s Corp.*	390	22,249
Viacom, Inc. — Class B*	770	21,591
Staples, Inc.	920	21,362
Yum! Brands, Inc.	595	20,087
TJX Companies, Inc.	540	20,061
Johnson Controls, Inc.	760	19,426
Starbucks Corp.*	940	19,411
Time Warner Cable, Inc.	450	19,390
Carnival Corp. *	558	18,570
Best Buy Company, Inc.	430	16,134
DIRECTV Group, Inc.*	570	15,721
Omnicom Group, Inc.	400	14,776
Coach, Inc.	400	13,168
The Gap, Inc.	608	13,011
Bed Bath & Beyond, Inc.*	330	12,388
Apollo Group, Inc. — Class A*	158	11,640
CBS Corp.	860	10,363
J.C. Penney Company, Inc.	300	10,125
McGraw-Hill Companies, Inc.	398	10,006
Macy’s, Inc.	530	9,694
Marriott International, Inc. — Class A	320	8,829
Mattel, Inc.	456	8,418
International Game Technology, Inc.	378	8,119
Fortune Brands, Inc.	186	7,994
VF Corp.	110	7,967
Starwood Hotels & Resorts Worldwide, Inc.	240	7,927
H&R Block, Inc.	430	7,903
Genuine Parts Co.	198	7,536
Sherwin-Williams Co.	120	7,219
Harley-Davidson, Inc.	300	6,900
Expedia, Inc.*	270	6,466
Wynn Resorts Ltd.*	90	6,380

		Market
	Shares	Value

Nordstrom, Inc.	207	$6,322
Whirlpool Corp.	90	6,296
Darden Restaurants, Inc.	180	6,143
O’Reilly Automotive, Inc.*	168	6,072
Tiffany & Co.	156	6,011
AutoZone, Inc.*	40	5,849
Limited Brands, Inc.	340	5,777
GameStop Corp.*	210	5,559
Newell Rubbermaid, Inc.	350	5,491
Polo Ralph Lauren Corp.	70	5,363
Goodyear Tire & Rubber Co.*	310	5,279
Family Dollar Stores, Inc.	180	4,752
Washington Post Co. — Class B	10	4,681
Interpublic Group of Companies, Inc.*	616	4,632
Hasbro, Inc.	160	4,440
Pulte Homes, Inc. *	400	4,396
DeVry, Inc.	78	4,315
Scripps Networks Interactive, Inc.	110	4,065
D.R. Horton, Inc.	350	3,994
Sears Holdings Corp.*	60	3,919
Leggett & Platt, Inc.	200	3,880
Wyndham Worldwide Corp.	230	3,754
Gannett Co., Inc.	300	3,753
Black & Decker Corp.	80	3,703
Abercrombie & Fitch Co. — Class A	110	3,617
Harman International Industries, Inc. *	88	2,981
Lennar Corp. — Class A	200	2,850
Big Lots, Inc.*	110	2,752
RadioShack Corp.	160	2,651
Office Depot, Inc.*	346	2,291
AutoNation, Inc.*	120	2,170
Eastman Kodak Co. *	338	1,616
Meredith Corp.	50	1,497
KB HOME	88	1,462
New York Times Co. — Class A *	146	1,186

Total Consumer Discretionary		1,080,120

UTILITIES 1.5%
Exelon Corp.	836	41,482
Southern Co.	1,006	31,860
FPL Group, Inc.	520	28,719
Dominion Resources, Inc.	760	26,220
Duke Energy Corp.	1,650	25,971
Public Service Enterprise Group, Inc.	640	20,122

 5

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Entergy Corp.	250	$19,965
PG&E Corp.	468	18,949
American Electric Power Company, Inc.	608	18,842
FirstEnergy Corp.	390	17,831
Sempra Energy	310	15,441
PPL Corp.	476	14,442
Consolidated Edison, Inc.	350	14,329
Progress Energy, Inc.	356	13,905
Edison International	410	13,768
AES Corp.*	850	12,597
Xcel Energy, Inc.	578	11,121
Constellation Energy Group, Inc.	260	8,416
Questar Corp.	219	8,226
Ameren Corp.	300	7,584
DTE Energy Co.	210	7,379
EQT Corp.	170	7,242
Wisconsin Energy Corp.	146	6,595
CenterPoint Energy, Inc.	490	6,091
Allegheny Energy, Inc.	219	5,808
Northeast Utilities	218	5,175
SCANA Corp.	140	4,886
NiSource, Inc.	347	4,820
Pinnacle West Capital Corp.	130	4,267
Pepco Holdings, Inc.	280	4,166
CMS Energy Corp.	290	3,886
TECO Energy, Inc.	270	3,802
Integrys Energy Group, Inc.	100	3,589
Nicor, Inc.	56	2,049
Dynegy, Inc.*	640	1,632

Total Utilities		441,177

MATERIALS 1.4%
Monsanto Co.	689	53,329
Dow Chemical Co.	1,450	37,801
E.I. du Pont de Nemours and Co.	1,148	36,897
Freeport-McMoRan Copper & Gold, Inc.*	516	35,403
Praxair, Inc.	390	31,859
Newmont Mining Corp.	621	27,336
Air Products & Chemicals, Inc.	268	20,791
Nucor Corp.	400	18,804
Alcoa, Inc.	1,240	16,269
Ecolab, Inc.	303	14,008
PPG Industries, Inc.	210	12,224
International Paper Co.	547	12,160
Weyerhaeuser Co.	270	9,895
Vulcan Materials Co.	160	8,651

		Market
	Shares	Value

Sigma-Aldrich Corp.	150	$8,097
United States Steel Corp.	180	7,987
Owens-Illinois, Inc.*	210	7,749
Ball Corp.	120	5,904
CF Industries Holdings, Inc.	60	5,174
FMC Corp.	90	5,062
MeadWestvaco Corp.	220	4,908
Airgas, Inc.	100	4,837
Eastman Chemical Co.	90	4,819
Pactiv Corp.*	170	4,429
Allegheny Technologies, Inc.	120	4,199
Sealed Air Corp.	205	4,024
International Flavors & Fragrances, Inc.	100	3,793
Bemis Co.	140	3,627
AK Steel Holding Corp.	140	2,762
Titanium Metals Corp. *	108	1,036

Total Materials		413,834

TELECOMMUNICATION SERVICES 1.3%
AT&T, Inc.	7,510	202,845
Verizon Communications, Inc.	3,610	109,275
American Tower Corp. — Class A*	500	18,200
Sprint Nextel Corp.*	3,656	14,441
CenturyTel, Inc.	379	12,734
Qwest Communications International, Inc.	1,894	7,216
Windstream Corp.	560	5,673
MetroPCS Communications, Inc.*	330	3,089
Frontier Communications Corp.	400	3,016

Total Telecommunication Services		376,489

Total Common Stocks (Cost $8,293,333)		11,865,890

 6

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	4	$—

Total Consumer Discretionary		—

Total Warrants (Cost $—)		—

	Face
	Amount
REPURCHASE AGREEMENTS† 49.2%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$6,227,978	6,227,978
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	2,067,564	2,067,564
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	2,067,564	2,067,564
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	2,067,564	2,067,564
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	2,067,564	2,067,564

Total Repurchase Agreements (Cost $14,498,234)		14,498,234

Total Investments 89.5%(a) (Cost $22,791,567)		$26,364,124

Other Assets in Excess of Liabilities – 10.5%		$3,082,990

Net Assets – 100.0%		$29,447,114

		Unrealized
	Contracts	Loss

Futures Contracts Purchased(a)
December 2009 S&P 500 Index
Mini Futures Contracts (Aggregate Market Value of Contracts $22,560,038)	429	$141,641

		Unrealized
	Units	Gain (Loss)

Equity Index Swap Agreements(b)
Goldman Sachs International
September 2009 S&P 500 Index Swap, Terminating 09/30/09††† (Notional Market Value $7,890,186.39)	7,464	$33,100
Credit Suisse Capital, LLC
October 2009 S&P 500 Index Swap, Terminating 10/30/09††† (Notional Market Value $16,479,878.23)	15,590	(49,847)

(Total Notional Market Value $24,370,064.62)		$(16,747)

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

REIT – Real Estate Investment Trust.

 7

VARIABLE ANNUITY S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

INFORMATION TECHNOLOGY 31.6%
Cognizant Technology Solutions Corp. — Class A*	9,044	$349,641
Red Hat, Inc.*	12,270	339,143
Agilent Technologies, Inc.*	11,955	332,708
SanDisk Corp.*	14,049	304,863
Salesforce.com, Inc.*	5,051	287,553
Motorola, Inc. *	32,868	282,336
Apple, Inc.*	1,485	275,274
Google, Inc. — Class A*	543	269,247
MasterCard, Inc.	1,118	226,004
Western Digital Corp.*	6,080	222,102
BMC Software, Inc.*	5,709	214,259
Akamai Technologies, Inc.*	10,798	212,505
Amphenol Corp.	5,601	211,046
NetApp, Inc.*	7,596	202,661
Dell, Inc.*	11,501	175,505
Texas Instruments, Inc.	7,186	170,236
eBay, Inc.*	7,071	166,946
Autodesk, Inc.*	6,918	164,648
National Semiconductor Corp.	11,473	163,720
Microsoft Corp.	6,204	160,622
Yahoo!, Inc.*	8,781	156,390
Western Union Co.	8,047	152,249
Cisco Systems, Inc.*	6,079	143,100
Paychex, Inc.	4,324	125,612
VeriSign, Inc.*	5,149	121,980
Oracle Corp.	5,810	121,080
Qualcomm, Inc.	2,682	120,636
Intuit, Inc.*	4,221	120,298
Adobe Systems, Inc.*	3,609	119,241
Altera Corp.	5,501	112,826
Total System Services, Inc.	6,593	106,213
Flir Systems, Inc.*	3,740	104,608
Fiserv, Inc.*	2,121	102,232
Harris Corp.	2,441	91,782
MEMC Electronic Materials, Inc.*	5,186	86,243
Compuware Corp.*	10,205	74,803
Lexmark International, Inc.*	2,779	59,860

Total Information Technology		6,650,172

ENERGY 15.7%
Schlumberger Ltd.	4,004	238,638
Chesapeake Energy Corp.	7,767	220,583
BJ Services Co.	10,905	211,884

		Market
	Shares	Value

Nabors Industries Ltd.*	9,529	$199,156
XTO Energy, Inc.	4,606	190,320
Murphy Oil Corp.	3,005	172,998
EOG Resources, Inc.	1,941	162,093
Anadarko Petroleum Corp.	2,305	144,593
Cameron International Corp.*	3,807	143,981
Baker Hughes, Inc.	3,277	139,797
Apache Corp.	1,498	137,561
Sunoco, Inc.	4,694	133,544
Cabot Oil & Gas Corp.	3,652	130,559
FMC Technologies, Inc.*	2,455	128,249
Consol Energy, Inc.	2,830	127,661
ENSCO International, Inc.	2,950	125,493
Exxon Mobil Corp.	1,761	120,822
Chevron Corp.	1,577	111,068
Smith International, Inc.	3,857	110,696
Range Resources Corp.	2,047	101,040
Hess Corp.	1,843	98,527
Denbury Resources, Inc.*	5,596	84,668
Devon Energy Corp.	1,103	74,265

Total Energy		3,308,196

CONSUMER DISCRETIONARY 13.4%
Sears Holdings Corp.*	5,064	330,730
Coach, Inc.	8,285	272,742
Starbucks Corp.*	11,552	238,549
Amazon.com, Inc.*	2,471	230,693
Abercrombie & Fitch Co. — Class A	6,521	214,410
TJX Companies, Inc.	5,682	211,086
Wynn Resorts Ltd.*	2,790	197,783
Apollo Group, Inc. — Class A*	1,892	139,384
Bed Bath & Beyond, Inc.*	3,626	136,120
Black & Decker Corp.	2,647	122,530
AutoZone, Inc.*	825	120,631
Viacom, Inc. — Class B*	4,252	119,226
Sherwin-Williams Co.	1,810	108,890
Yum! Brands, Inc.	3,133	105,770
McGraw-Hill Companies, Inc.	4,085	102,697
Nike, Inc. — Class B	1,388	89,804
GameStop Corp.*	3,213	85,048

Total Consumer Discretionary		2,826,093

HEALTH CARE 12.0%
Intuitive Surgical, Inc.*	1,719	450,808
Celgene Corp.*	3,963	221,532
DaVita, Inc.*	3,361	190,367
Waters Corp.*	3,255	181,824

 1

VARIABLE ANNUITY S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Express Scripts, Inc.*	2,050	$159,039
Varian Medical Systems, Inc.*	3,297	138,903
IMS Health, Inc.	8,810	135,233
UnitedHealth Group, Inc.	4,916	123,097
Amgen, Inc.*	1,725	103,897
Forest Laboratories, Inc.*	3,501	103,069
St. Jude Medical, Inc.*	2,470	96,355
Zimmer Holdings, Inc.*	1,758	93,965
Medtronic, Inc.	2,538	93,398
Biogen Idec, Inc.*	1,836	92,755
Patterson Companies, Inc.*	3,384	92,214
Johnson & Johnson	1,447	88,108
Stryker Corp.	1,853	84,182
Laboratory Corporation of America Holdings*	1,115	73,255

Total Health Care		2,522,001

FINANCIALS 8.2%
CB Richard Ellis Group, Inc. — Class A*	31,201	366,300
Goldman Sachs Group, Inc.	1,821	335,701
IntercontinentalExchange, Inc.*	2,465	239,573
NYSE Euronext	6,881	198,792
CME Group, Inc.	540	166,423
SLM Corp.*	18,158	158,338
Franklin Resources, Inc.	1,277	128,466
Progressive Corp.*	7,407	122,808

Total Financials		1,716,401

INDUSTRIALS 7.9%
Paccar, Inc.	4,899	184,741
Caterpillar, Inc.	3,404	174,727
Rockwell Collins, Inc.	3,328	169,063
Rockwell Automation, Inc.	3,444	146,714
3M Co.	1,810	133,578
CH Robinson Worldwide, Inc.	2,153	124,336
Equifax, Inc.	3,930	114,520
Robert Half International, Inc.	4,490	112,340
Expeditors International of Washington, Inc.	3,067	107,805
Fastenal Co.	2,630	101,781
Dun & Bradstreet Corp.	1,334	100,477
Danaher Corp.	1,392	93,710
Lockheed Martin Corp.	1,165	90,963

Total Industrials		1,654,755

		Market
	Shares	Value

MATERIALS 6.3%
Freeport-McMoRan Copper & Gold, Inc.*	7,384	$506,616
Titanium Metals Corp. *	24,732	237,180
Nucor Corp.	4,078	191,707
FMC Corp.	3,015	169,594
Ball Corp.	2,740	134,808
Ecolab, Inc.	2,018	93,292

Total Materials		1,333,197

CONSUMER STAPLES 4.1%
Avon Products, Inc.	4,195	142,462
PepsiCo, Inc.	1,814	106,409
Colgate-Palmolive Co.	1,393	106,258
Sysco Corp.	4,099	101,860
Hershey Co.	2,614	101,580
Estee Lauder Companies, Inc. — Class A	2,724	101,006
Kellogg Co.	2,051	100,971
Campbell Soup Co.	3,047	99,393

Total Consumer Staples		859,939

UTILITIES 0.4%
Questar Corp.	2,452	92,097

Total Utilities		92,097

Total Common Stocks (Cost $13,230,359)		20,962,851

	Face
	Amount
REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$150,038	150,038

Total Repurchase Agreement (Cost $150,038)		150,038

 2

VARIABLE ANNUITY S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Market
Value

Total Investments 100.3%(a) (Cost $13,380,397)	$21,112,889

Other Assets in Excess of Liabilities – (0.3)%	$(79,325)

Net Assets – 100.0%	$21,033,563

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 3

VARIABLE ANNUITY S&P 500 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

FINANCIALS 37.8%
XL Capital Ltd.	113,287	$1,977,991
Genworth Financial, Inc. — Class A*	125,344	1,497,861
Hartford Financial Services Group, Inc.	26,545	703,443
ProLogis	49,047	584,640
American International Group, Inc.*	12,335	544,097
Morgan Stanley	14,083	434,883
Host Hotels & Resorts, Inc.	32,633	384,090
Lincoln National Corp.	13,899	360,123
Comerica, Inc.	8,751	259,642
Bank of America Corp.	12,514	211,737
Fifth Third Bancorp	20,285	205,487
Legg Mason, Inc.	6,407	198,809
Prudential Financial, Inc.	3,935	196,396
Apartment Investment & Management Co. — Class A	10,628	156,763
Allstate Corp.	5,013	153,498
Citigroup, Inc.	30,766	148,907
Ameriprise Financial, Inc.	3,589	130,388
HCP, Inc.	4,438	127,548
SunTrust Banks, Inc.	5,346	120,552
Principal Financial Group, Inc.	4,399	120,489
Boston Properties, Inc.	1,809	118,580
Vornado Realty Trust	1,812	116,731
Simon Property Group, Inc.	1,646	114,306
Capital One Financial Corp.	3,034	108,405
Health Care REIT, Inc.	2,548	106,048
JPMorgan Chase & Co.	2,206	96,667
Regions Financial Corp.	14,795	91,877
Marshall & Ilsley Corp.	11,279	91,022
Huntington Bancshares, Inc.	18,657	87,875
KIMCO Realty Corp.	6,347	82,765
Equity Residential	2,575	79,053
BB&T Corp.	2,885	78,587
Assurant, Inc.	2,400	76,944
Cincinnati Financial Corp.	2,676	69,549
AvalonBay Communities, Inc.	938	68,221
KeyCorp	10,257	66,671
U.S. Bancorp	2,516	55,000
Zions Bancorporation	2,318	41,654

Total Financials		10,067,299

CONSUMER DISCRETIONARY 24.6%
Office Depot, Inc.*	131,089	867,809

		Market
	Shares	Value

Macy’s, Inc.	32,327	$591,261
Wyndham Worldwide Corp.	34,978	570,841
Gannett Co., Inc.	43,452	543,585
Goodyear Tire & Rubber Co.*	30,261	515,345
Ford Motor Co.*	68,166	491,477
CBS Corp.	39,706	478,457
Whirlpool Corp.	3,630	253,955
Limited Brands, Inc.	14,350	243,806
International Game Technology, Inc.	10,290	221,029
J.C. Penney Company, Inc.	6,229	210,229
AutoNation, Inc.*	11,348	205,172
Carnival Corp.	5,361	178,414
Meredith Corp.	5,915	177,095
Starwood Hotels & Resorts Worldwide, Inc.	4,676	154,448
Newell Rubbermaid, Inc.	9,780	153,448
Eastman Kodak Co.	29,073	138,969
Leggett & Platt, Inc.	7,134	138,400
Johnson Controls, Inc.	4,720	120,643
Time Warner, Inc.	3,313	95,348
Darden Restaurants, Inc.	2,114	72,151
Mattel, Inc.	3,877	71,569
Fortune Brands, Inc.	1,499	64,427

Total Consumer Discretionary		6,557,878

MATERIALS 8.4%
MeadWestvaco Corp.	17,950	400,465
International Paper Co.	17,549	390,114
AK Steel Holding Corp.	15,201	299,916
Alcoa, Inc.	19,444	255,105
Dow Chemical Co.	8,141	212,236
Eastman Chemical Co.	3,184	170,471
United States Steel Corp.	3,505	155,517
Air Products & Chemicals, Inc.	1,511	117,223
Weyerhaeuser Co.	3,188	116,840
E.I. du Pont de Nemours and Co.	3,635	116,829

Total Materials		2,234,716

UTILITIES 6.3%
Constellation Energy Group, Inc.	8,045	260,417
NiSource, Inc.	15,431	214,337
Pinnacle West Capital Corp.	4,245	139,321
TECO Energy, Inc.	8,150	114,752
Pepco Holdings, Inc.	7,024	104,517
DTE Energy Co.	2,861	100,536
Integrys Energy Group, Inc.	2,695	96,724
Duke Energy Corp.	5,852	92,110
Ameren Corp.	3,609	91,235
CenterPoint Energy, Inc.	7,010	87,134

 1

VARIABLE ANNUITY S&P 500 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Progress Energy, Inc.	2,201	$85,971
Consolidated Edison, Inc.	2,026	82,944
American Electric Power Company, Inc.	2,187	67,775
Xcel Energy, Inc.	3,369	64,820
SCANA Corp.	1,796	62,680

Total Utilities		1,665,273

CONSUMER STAPLES 5.2%
SUPERVALU, INC.	30,819	464,134
Tyson Foods, Inc. — Class A	21,076	266,190
Coca-Cola Enterprises, Inc.	8,417	180,208
Altria Group, Inc.	7,926	141,162
Philip Morris International, Inc.	2,834	138,129
Reynolds American, Inc.	2,379	105,913
ConAgra Foods, Inc.	3,774	81,821

Total Consumer Staples		1,377,557

HEALTH CARE 4.3%
Tenet Healthcare Corp.*	117,930	693,428
AmerisourceBergen Corp.	11,236	251,462
McKesson Corp.	1,765	105,106
Pfizer, Inc.	5,294	87,616

Total Health Care		1,137,612

INDUSTRIALS 3.6%
RR Donnelley & Sons Co.	13,286	282,460
Masco Corp.	13,513	174,588
Textron, Inc.	9,143	173,534
General Electric Co.	6,690	109,850
Avery Dennison Corp.	2,200	79,222
Northrop Grumman Corp.	1,499	77,573
Ryder System, Inc.	1,800	70,308

Total Industrials		967,535

INFORMATION TECHNOLOGY 3.5%
Jabil Circuit, Inc.	32,457	435,248
Sun Microsystems, Inc.*	17,803	161,829
Analog Devices, Inc.	4,553	125,572
Microchip Technology, Inc.	4,032	106,848
Molex, Inc.	4,376	91,371

Total Information Technology		920,868

ENERGY 3.1%
Tesoro Corp.	31,404	470,432
Spectra Energy Corp.	9,312	176,369
Valero Energy Corp.	8,919	172,940

Total Energy		819,741

TELECOMMUNICATION SERVICES 2.7%
CenturyTel, Inc.	5,584	187,622
Qwest Communications International, Inc.	46,883	178,624
Windstream Corp.	12,108	122,654

		Market
	Shares	Value

Frontier Communications Corp.	12,333	$92,991
AT&T, Inc.	2,381	64,311
Verizon Communications, Inc.	2,088	63,204

Total Telecommunication Services		709,406

Total Common Stocks (Cost $19,166,328)		26,457,885

	Face
	Amount
REPURCHASE AGREEMENT† 0.4%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$117,891	117,891

Total Repurchase Agreement
(Cost $117,891)		117,891

Total Investments 99.9%(a)
(Cost $19,284,219)		$26,575,776

Other Assets in Excess of Liabilities – 0.1%		$23,397

Net Assets – 100.0%		$26,599,173

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 2

VARIABLE ANNUITY S&P MIDCAP 400 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 30.1%
J. Crew Group, Inc.*	34,372	$1,231,205
Aeropostale, Inc.*	19,714	856,968
Sotheby’s	49,023	844,666
Chico’s FAS, Inc.*	58,747	763,711
Guess?, Inc.	15,122	560,119
Urban Outfitters, Inc.*	15,136	456,653
NVR, Inc.*	693	441,697
Lamar Advertising Co.*	14,300	392,392
The Warnaco Group, Inc.*	8,182	358,863
Thor Industries, Inc.	11,330	350,663
Netflix, Inc.*	7,274	335,841
Marvel Entertainment, Inc.*	6,752	335,034
Chipotle Mexican Grill, Inc. — Class A*	3,348	324,923
WMS Industries, Inc.*	7,280	324,397
ITT Educational Services, Inc.*	2,816	310,915
Under Armour, Inc.*	10,965	305,156
Ross Stores, Inc.	6,354	303,531
Priceline.com, Inc.*	1,548	256,689
Panera Bread Co.*	4,072	223,960
DreamWorks Animation SKG, Inc. — Class A*	6,295	223,913
Dick’s Sporting Goods, Inc.*	9,921	222,230
Strayer Education, Inc.	973	211,803
Career Education Corp.*	7,942	193,626
Toll Brothers, Inc.*	8,872	173,359
Advance Auto Parts, Inc.	4,274	167,883
Fossil, Inc.*	5,850	166,432
Timberland Co. — Class A*	11,007	153,217
John Wiley & Sons, Inc. — Class A	4,034	140,303
Dollar Tree, Inc.*	2,713	132,069

Total Consumer Discretionary		10,762,218

INFORMATION TECHNOLOGY 17.4%
CommScope, Inc.*	24,578	735,620
Lam Research Corp.*	16,590	566,714
Digital River, Inc.*	10,277	414,369
ValueClick, Inc.*	30,193	398,246
Silicon Laboratories, Inc.*	7,887	365,641
FactSet Research Systems, Inc.	5,446	360,743
Plantronics, Inc.	11,935	319,977
F5 Networks, Inc.*	8,050	319,021
NeuStar, Inc.*	13,853	313,078

		Market
	Shares	Value

DST Systems, Inc.*	6,708	$300,518
Cree, Inc.*	6,953	255,523
Metavante Technologies, Inc.*	7,273	250,773
Synopsys, Inc.*	10,654	238,863
Quest Software, Inc.*	13,810	232,698
Alliance Data Systems Corp.*	3,062	187,027
Parametric Technology Corp.*	13,140	181,595
Global Payments, Inc.	3,615	168,821
ANSYS, Inc.*	4,218	158,048
Micros Systems, Inc.*	4,810	145,214
ACI Worldwide, Inc.*	6,555	99,177
Trimble Navigation Ltd.*	4,127	98,677
Gartner, Inc. — Class A*	5,349	97,726

Total Information Technology		6,208,069

INDUSTRIALS 16.6%
Joy Global, Inc.	15,280	747,803
Corporate Executive Board Co.	14,519	361,523
Bucyrus International, Inc.	10,140	361,187
Con-way, Inc.	9,050	346,796
Herman Miller, Inc.	19,847	335,613
Trinity Industries, Inc.	19,394	333,383
Thomas & Betts Corp.*	9,820	295,386
Landstar System, Inc.	7,498	285,374
Graco, Inc.	10,130	282,323
Terex Corp.*	13,002	269,531
J.B. Hunt Transport Services, Inc.	8,031	258,036
Clean Harbors, Inc.*	4,106	231,004
MSC Industrial Direct Co.	5,200	226,616
Alliant Techsystems, Inc.*	2,430	189,175
Korn/Ferry International, Inc.*	12,628	184,243
Rollins, Inc.	8,858	166,973
Alaska Air Group, Inc.*	5,881	157,552
Donaldson Company	4,471	154,831
Lincoln Electric Holdings, Inc.	2,710	128,589
AMETEK, Inc.	3,398	118,624
Roper Industries, Inc.	2,205	112,411
Copart, Inc.*	3,204	106,405
Navigant Consulting, Inc.*	7,793	105,205
FTI Consulting, Inc.*	2,250	95,873
Watson Wyatt Worldwide	1,850	80,586

Total Industrials		5,935,042

 1

VARIABLE ANNUITY S&P MIDCAP 400 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

HEALTH CARE 11.8%
Sepracor, Inc.*	40,296	$922,779
United Therapeutics Corp.*	13,788	675,474
Kinetic Concepts, Inc.*	15,151	560,284
VCA Antech, Inc.*	11,206	301,329
Hologic, Inc.*	13,682	223,564
Cerner Corp.*	2,950	220,660
IDEXX Laboratories, Inc.*	4,394	219,700
Lincare Holdings, Inc.*	5,996	187,375
ResMed, Inc.*	3,596	162,539
Endo Pharmaceuticals Holdings, Inc.*	7,090	160,447
Techne Corp.	2,266	141,738
Immucor, Inc.*	7,330	129,741
Gen-Probe, Inc.*	3,125	129,500
Pharmaceutical Product Development, Inc.	4,772	104,698
Mettler-Toledo International, Inc.*	975	88,325

Total Health Care		4,228,153

ENERGY 10.8%
Helix Energy Solutions Group, Inc.*	45,320	678,893
Quicksilver Resources, Inc.*	35,046	497,303
Unit Corp.*	11,624	479,490
Helmerich & Payne, Inc.	11,320	447,480
Patterson-UTI Energy, Inc.	29,139	439,999
Frontier Oil Corp.	26,728	372,054
Encore Acquisition Co.*	9,436	352,906
Oceaneering International, Inc.*	4,557	258,610
Superior Energy Services*	10,596	238,622
Comstock Resources, Inc.*	2,028	81,282

Total Energy		3,846,639

FINANCIALS 6.1%
Affiliated Managers Group, Inc.*	6,339	412,098
Eaton Vance Corp.	12,615	353,094
Jones Lang LaSalle, Inc.	7,144	338,411
SEI Investments Co.	15,001	295,220
HCC Insurance Holdings, Inc.	7,120	194,732
SVB Financial Group*	4,259	184,287
W.R. Berkley Corp.	6,119	154,688
Brown & Brown, Inc.	7,557	144,792

		Market
	Shares	Value

Hanover Insurance Group, Inc.	2,823	$116,675

Total Financials		2,193,997

MATERIALS 3.8%
Reliance Steel & Aluminum Co.	10,740	457,094
Cliffs Natural Resources, Inc	14,064	455,111
Steel Dynamics, Inc.	29,046	445,566

Total Materials		1,357,771

CONSUMER STAPLES 2.8%
Hansen Natural Corp.*	12,872	472,917
Energizer Holdings, Inc.*	6,434	426,832
Church & Dwight Company, Inc.	1,929	109,451

Total Consumer Staples		1,009,200

Total Common Stocks
(Cost $24,097,035)		35,541,089

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.*
$12.21, 03/02/12	6	—

Total Consumer Discretionary		—

Total Warrants
(Cost $—)		—

	Face
	Amount
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$203,482	203,482

Total Repurchase Agreement
(Cost $203,482)		203,482

 2

VARIABLE ANNUITY S&P MIDCAP 400 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Market
Value
Total Investments 100.0%(a)
(Cost $24,300,517)	$35,744,571

Liabilities in Excess of Other Assets – (0.0)%	$(10,137)

Net Assets – 100.0%	$35,734,434

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 3

VARIABLE ANNUITY S&P MIDCAP 400 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

FINANCIALS 25.7%
Protective Life Corp.	36,933	$791,105
SL Green Realty Corp.	16,137	707,607
Hospitality Properties Trust	22,122	450,625
Macerich Co.	13,358	405,148
Unitrin, Inc.	19,150	373,233
Mack-Cali Realty Corp.	11,406	368,756
Horace Mann Educators Corp.	25,946	362,466
Liberty Property Trust	10,355	336,848
Webster Financial Corp.	25,398	316,713
Duke Realty Corp.	25,728	308,993
Old Republic International Corp.	24,310	296,096
Apollo Investment Corp.	29,761	284,217
Camden Property Trust	6,832	275,330
Weingarten Realty Investors	11,972	238,482
Highwoods Properties, Inc.	7,577	238,297
Fidelity National Financial, Inc. — Class A	15,424	232,594
Nationwide Health Properties, Inc.	7,115	220,494
Alexandria Real Estate Equities, Inc.	4,046	219,900
Realty Income Corp.	7,547	193,581
BRE Properties, Inc. — Class A	5,998	187,737
Omega Healthcare Investors, Inc.	11,215	179,664
Equity One, Inc.	11,286	176,852
New York Community Bancorp, Inc.	15,062	172,008
Regency Centers Corp.	4,392	162,724
Washington Federal, Inc.	9,103	153,477
First American Corp.	4,352	140,874
UDR, Inc.	8,645	136,072
Cousins Properties, Inc.	13,777	114,074
PacWest Bancorp	4,932	93,955
Associated Banc-Corp.	6,429	73,419
Astoria Financial Corp.	6,475	71,484
Wilmington Trust Corp.	4,950	70,290

Total Financials		8,353,115

MATERIALS 21.4%
Temple-Inland, Inc.	139,334	2,287,864
Ashland, Inc.	51,250	2,215,025
Louisiana-Pacific Corp.*	182,385	1,216,508

		Market
	Shares	Value

Packaging Corporation of America	15,259	$311,284
RPM International, Inc.	15,679	289,905
Cabot Corp.	10,913	252,199
Cytec Industries, Inc.	6,532	212,094
Worthington Industries, Inc.	12,466	173,277

Total Materials		6,958,156

CONSUMER DISCRETIONARY 18.2%
Williams-Sonoma, Inc.	50,624	1,024,123
AnnTaylor Stores Corp.*	48,350	768,281
Foot Locker, Inc.	51,459	614,935
Boyd Gaming Corp.*	48,979	535,340
Barnes & Noble, Inc.	22,364	496,928
Brinker International, Inc.	30,529	480,221
Brink’s Home Security Holdings, Inc.*	14,349	441,806
Harte-Hanks, Inc.	31,044	429,339
American Greetings Corp. — Class A	17,902	399,215
Blyth, Inc.	8,664	335,557
Regis Corp.	14,673	227,431
Bob Evans Farms, Inc.	5,845	169,856

Total Consumer Discretionary		5,923,032

INDUSTRIALS 13.6%
Oshkosh Corp.	72,904	2,254,921
Kelly Services, Inc. — Class A	34,805	428,101
HNI Corp.	17,686	417,390
Timken Co.	13,327	312,252
Manpower, Inc.	4,643	263,304
Deluxe Corp.	15,107	258,330
Crane Co.	9,139	235,877
Alexander & Baldwin, Inc.	5,218	167,446
Federal Signal Corp.	14,489	104,176

Total Industrials		4,441,797

INFORMATION TECHNOLOGY 10.1%
Tech Data Corp.*	18,453	767,829
RF Micro Devices, Inc.*	140,991	765,581
Vishay Intertechnology, Inc.*	54,115	427,508
Ingram Micro, Inc. — Class A*	24,443	411,865
Intersil Corp. — Class A	20,202	309,293
Arrow Electronics, Inc.*	9,646	271,535
Avnet, Inc.*	7,773	201,865

 1

VARIABLE ANNUITY S&P MIDCAP 400 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Imation Corp.	15,244	$141,312

Total Information Technology		3,296,788

UTILITIES 4.6%
PNM Resources, Inc.	22,140	258,595
Oneok, Inc.	7,013	256,816
Great Plains Energy, Inc.	13,058	234,391
OGE Energy Corp.	5,020	166,062
NV Energy, Inc.	13,558	157,137
Westar Energy, Inc.	7,803	152,237
AGL Resources, Inc.	4,214	148,628
Black Hills Corp.	5,297	133,325

Total Utilities		1,507,191

HEALTH CARE 3.2%
WellCare Health Plans, Inc.*	15,431	380,374
Health Net, Inc.*	24,030	370,062
Kindred Healthcare, Inc.*	18,307	297,123

Total Health Care		1,047,559

CONSUMER STAPLES 2.0%
Smithfield Foods, Inc.*	30,665	423,177
Universal Corp.	5,489	229,550

Total Consumer Staples		652,727

ENERGY 0.6%
Southern Union Co.	10,030	208,524

Total Energy		208,524

Total Common Stocks
(Cost $25,751,262)		32,388,889

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	27	1

Total Consumer Discretionary		1

Total Warrants
(Cost $—)		1

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 0.6%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$185,587	$185,587

Total Repurchase Agreements
(Cost $185,587)		185,587

Total Investments 100.0%(a)
(Cost $25,936,849)		$32,574,477

Liabilities in Excess of Other Assets – 0.0%		$(6,764)

Net Assets – 100.0%		$32,567,713

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 2

VARIABLE ANNUITY S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

INFORMATION TECHNOLOGY 30.0%
Intevac, Inc.*	31,854	$428,118
Kulicke & Soffa Industries, Inc.*	60,430	364,393
Wright Express Corp.*	9,889	291,824
Commvault Systems, Inc.*	12,688	263,276
Smith Micro Software, Inc.*	18,423	227,708
Diodes, Inc.*	11,863	214,602
Pericom Semiconductor Corp.*	20,831	204,352
Perficient, Inc.*	23,691	195,925
DealerTrack Holdings, Inc.*	9,934	187,852
Hittite Microwave Corp.*	4,535	166,797
Epicor Software Corp.*	26,158	166,626
Electro Scientific Industries, Inc.*	12,222	163,653
j2 Global Communications, Inc.*	6,823	156,997
Cybersource Corp.*	9,102	151,730
The Knot, Inc.*	13,592	148,425
TTM Technologies, Inc.*	12,881	147,745
United Online, Inc.	18,212	146,424
Plexus Corp.*	5,341	140,682
Blackbaud, Inc.	6,049	140,337
Netgear, Inc.*	7,397	135,735
InfoSpace, Inc.*	17,479	135,287
Ebix, Inc.*	2,437	134,912
MKS Instruments, Inc.*	6,813	131,423
Varian Semiconductor Equipment Associates, Inc.*	3,709	121,804
TeleTech Holdings, Inc.*	6,710	114,473
Heartland Payment Systems, Inc.	7,834	113,671
Micrel, Inc.	13,229	107,816
Park Electrochemical Corp.	4,280	105,502
ATMI, Inc.*	5,676	103,019
Sigma Designs, Inc.*	6,890	100,112
Concur Technologies, Inc.*	2,217	88,148
Websense, Inc.*	4,990	83,832
Faro Technologies, Inc.*	4,102	70,472
Daktronics, Inc.	7,198	61,687
EPIQ Systems, Inc.*	4,167	60,422
Synaptics, Inc.*	2,396	60,379
Stratasys, Inc.*	3,500	60,060
Cymer, Inc.*	1,520	59,067
ViaSat, Inc.*	2,157	57,333
Bel Fuse, Inc. — Class B	2,894	55,073

		Market
	Shares	Value

Comtech Telecommunications Corp.*	1,566	$52,023
Tyler Technologies, Inc.*	2,689	45,955
CACI International, Inc. — Class A*	918	43,394
Integral Systems, Inc.*	2,824	19,486
Global Payments, Inc.	1	47

Total Information Technology		6,028,598

CONSUMER DISCRETIONARY 22.7%
CROCS, Inc.*	119,974	797,827
Ruth’s Hospitality Group, Inc.*	100,214	422,903
True Religion Apparel, Inc.*	13,644	353,789
Shuffle Master, Inc.*	29,631	279,124
Zumiez, Inc.*	12,218	200,497
NutriSystem, Inc.	11,847	180,785
Stamps.com, Inc.*	17,556	162,393
Cracker Barrel Old Country Store, Inc.	4,341	149,330
Pool Corp.	6,025	133,875
PetMed Express, Inc.	7,101	133,854
Volcom, Inc.*	7,439	122,595
Pre-Paid Legal Services, Inc.*	2,411	122,479
Drew Industries, Inc.*	5,143	111,552
Jos. A. Bank Clothiers, Inc.*	2,463	110,268
Meritage Homes Corp.*	5,402	109,661
Dress Barn, Inc.*	5,964	106,935
Maidenform Brands, Inc.*	5,416	86,981
Deckers Outdoor Corp.*	968	82,135
Children’s Place Retail Stores, Inc.*	2,704	81,012
Hibbett Sports Inc.*	4,312	78,608
Papa John’s International, Inc.*	3,120	76,658
Tractor Supply Co.*	1,517	73,453
Gymboree Corp.*	1,468	71,022
HSN, Inc.*	4,261	69,369
Coinstar, Inc.*	2,009	66,257
P.F. Chang’s China Bistro, Inc.*	1,914	65,019
Capella Education Co.*	920	61,953
Universal Technical Institute, Inc.*	3,019	59,474
K-Swiss, Inc. — Class A	6,442	56,625
CEC Entertainment, Inc.*	2,058	53,220
Monarch Casino & Resort, Inc.*	4,282	46,074

 1

VARIABLE ANNUITY S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Carter’s, Inc.*	1,440	$38,448

Total Consumer Discretionary		4,564,175

HEALTH CARE 13.5%
LCA-Vision, Inc.*	38,852	272,352
Palomar Medical Technologies, Inc.*	16,017	259,636
inVentiv Health, Inc.*	11,078	185,335
Quality Systems, Inc.	2,899	178,491
Cubist Pharmaceuticals, Inc.*	6,936	140,107
Viropharma, Inc.*	13,290	127,850
Healthways, Inc.*	8,304	127,217
Catalyst Health Solutions, Inc.*	4,171	121,585
Chemed Corp.	2,267	99,499
Magellan Health Services, Inc.*	3,029	94,081
Martek Biosciences Corp.*	4,113	92,913
Abaxis, Inc.*	3,364	89,987
Salix Pharmaceuticals Ltd.*	4,224	89,802
Air Methods Corp.*	2,714	88,395
Dionex Corp.*	1,337	86,865
Meridian Bioscience, Inc.	3,134	78,381
Mednax, Inc.*	1,386	76,119
Natus Medical, Inc.*	4,171	64,358
Symmetry Medical, Inc.*	5,961	61,816
eResearch Technology, Inc.*	8,635	60,445
LHC Group, Inc.*	2,003	59,950
Integra LifeSciences Holdings Corp.*	1,747	59,660
Molina Healthcare, Inc.*	2,832	58,594
Amedisys, Inc.*	1,166	50,873
ICU Medical, Inc.*	1,226	45,190
AmSurg Corp.*	1,527	32,418
SurModics, Inc.*	966	23,764

Total Health Care		2,725,683

ENERGY 9.8%
St. Mary Land & Exploration Co.	6,209	201,544
Hornbeck Offshore Services, Inc.*	6,785	186,995
Oil States International, Inc.*	4,810	168,975
NATCO Group, Inc.*	3,803	168,397
Tetra Technologies, Inc.*	14,425	139,778
Dril-Quip, Inc.*	2,715	134,773
Swift Energy Co.*	5,578	132,087
Petroleum Development Corp.*	5,727	106,866

		Market
	Shares	Value

Basic Energy Services, Inc.*	12,580	$106,804
Superior Well Services, Inc.*	10,235	99,075
Lufkin Industries, Inc.	1,600	85,088
CARBO Ceramics, Inc.	1,586	81,758
ION Geophysical Corp.*	22,248	78,313
Penn Virginia Corp.	3,413	78,192
SEACOR Holdings, Inc.*	886	72,324
Petroquest Energy, Inc.*	10,939	70,994
Pioneer Drilling Co.*	9,636	70,728

Total Energy		1,982,691

INDUSTRIALS 8.5%
Encore Wire Corp.	6,950	155,263
Ceradyne, Inc.*	6,787	124,406
Viad Corp.	4,792	95,409
Actuant Corp. — Class A	5,768	92,634
Gardner Denver, Inc.*	2,597	90,583
Toro Co.	2,260	89,880
Geo Group, Inc.*	3,911	78,885
Astec Industries, Inc.*	3,054	77,785
SkyWest, Inc.	4,600	76,268
II-VI, Inc.*	2,974	75,659
Mueller Industries, Inc.	2,994	71,467
Knight Transportation, Inc.	4,076	68,395
Aerovironment, Inc.*	2,237	62,837
Forward Air Corp.	2,693	62,343
American Science & Engineering, Inc.	901	61,304
AAR Corp.*	2,460	53,972
Old Dominion Freight Line, Inc.*	1,773	53,952
SYKES Enterprises, Inc.*	2,574	53,591
Curtiss-Wright Corp.	1,502	51,263
Stanley, Inc.*	1,844	47,428
Heartland Express, Inc.	3,237	46,613
Teledyne Technologies, Inc.*	1,232	44,340
Simpson Manufacturing Company, Inc.	1,731	43,725
Orbital Sciences Corp.*	2,709	40,554

Total Industrials		1,718,556

FINANCIALS 7.9%
TradeStation Group, Inc.*	27,085	220,743
Greenhill & Company, Inc.	2,160	193,493
optionsXpress Holdings, Inc.	9,155	158,198
Portfolio Recovery Associates, Inc.*	2,511	113,824
eHealth, Inc.*	6,943	100,812
Wilshire Bancorp, Inc.	12,877	94,517

 2

VARIABLE ANNUITY S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Employers Holdings, Inc.	6,010	$93,035
Bank of the Ozarks, Inc.	2,970	78,794
World Acceptance Corp.*	3,095	78,025
Signature Bank*	2,179	63,191
American Physicians Capital, Inc.	2,088	60,155
Amerisafe, Inc.*	3,437	59,288
Nara Bancorp, Inc.	6,904	47,983
PrivateBancorp, Inc.	1,857	45,422
Pinnacle Financial Partners, Inc.*	3,470	44,104
First Cash Financial Services, Inc.*	2,567	43,973
Stifel Financial Corp.*	730	40,077
East-West Bancorp, Inc.	4,695	38,969
Cascade Bancorp.	9,801	11,859

Total Financials		1,586,462

CONSUMER STAPLES 3.7%
Green Mountain Coffee Roasters, Inc.*	2,745	202,691
Mannatech, Inc.	51,047	195,510
Darling International, Inc.*	14,598	107,295
Diamond Foods, Inc.	2,864	90,846
Boston Beer Company, Inc. — Class A*	1,395	51,726
Chattem, Inc.*	751	49,874
Spartan Stores, Inc.	2,674	37,784

Total Consumer Staples		735,726

MATERIALS 2.8%
Brush Engineered Materials, Inc.*	7,335	179,414
Eagle Materials, Inc.	5,391	154,075
A.M. Castle & Co.	11,628	115,582
Balchem Corp.	1,595	41,948
Headwaters, Inc.*	9,041	34,989
Deltic Timber Corp.	675	30,895

Total Materials		556,903

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 0.6%
Cbeyond, Inc.*	7,050	$113,716

Total Telecommunication Services		113,716

Total Common Stocks (Cost $13,293,800)		20,012,510

	Face
	Amount
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$131,503	131,503
Total Repurchase Agreement (Cost $131,503)		131,503

Total Investments 100.1%(a) (Cost $13,425,303)		$20,144,013

Liabilities in Excess of Other Assets – (0.1)%		$(27,115)

Net Assets – 100.0%		$20,116,898

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 3

VARIABLE ANNUITY S&P SMALLCAP 600 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 60.0%
Stein Mart, Inc.*	232,289	$2,952,393
Ruby Tuesday, Inc.*	226,508	1,907,197
Lithia Motors, Inc. — Class A*	122,202	1,905,129
Standard Motor Products, Inc.	124,815	1,897,188
O’Charleys, Inc.*	178,824	1,675,581
Brunswick Corp.	117,228	1,404,391
EW Scripps Co. — Class A*	169,396	1,270,470
Sonic Automotive, Inc.	113,332	1,189,986
Oxford Industries, Inc.	45,770	901,669
Group 1 Automotive, Inc.	30,516	819,355
Big 5 Sporting Goods Corp.	51,809	782,316
OfficeMax Inc.*	61,022	767,657
MarineMax, Inc.*	78,511	613,171
Tuesday Morning Corp.*	144,292	600,255
PEP Boys-Manny Moe & Jack	61,298	598,881
Liz Claiborne, Inc.	116,409	573,896
La-Z-Boy, Inc.	61,884	535,297
Perry Ellis International, Inc.*	30,752	493,262
Standard-Pacific Corp.*	104,207	384,524
Stage Stores, Inc.	25,034	324,441
Christopher & Banks Corp.	44,907	304,020
Quiksilver, Inc.*	109,509	301,150
Zale Corp.*	40,407	288,910
Live Nation, Inc.*	35,073	287,248
Kid Brands, Inc.*	44,919	278,498
DineEquity, Inc.	10,648	263,538
Tween Brands, Inc.*	27,708	232,470
Brown Shoe Company, Inc.	28,092	225,298
Arctic Cat, Inc.	27,693	195,513
Ethan Allen Interiors, Inc.	11,301	186,466
Spartan Motors, Inc.	35,004	179,921
Superior Industries International, Inc.	11,217	159,281
Men’s Wearhouse, Inc.	5,870	144,989
Hillenbrand, Inc.	5,528	112,605
National Presto Industries, Inc.	1,182	102,255

Total Consumer Discretionary		24,859,221

FINANCIALS 14.3%
National Financial Partners Corp.*	116,160	1,012,915
Colonial Properties Trust	36,976	359,777

		Market
	Shares	Value

Pennsylvania Real Estate Investment Trust	45,778	$348,371
DiamondRock Hospitality Co.*	41,501	336,158
BioMed Realty Trust, Inc.	15,602	215,308
Parkway Properties, Inc.	10,000	197,000
Cedar Shopping Centers, Inc.	30,234	195,009
National Retail Properties, Inc.	8,701	186,811
Stewart Information Services Corp.	15,019	185,785
Healthcare Realty Trust, Inc.	8,790	185,733
Lexington Realty Trust	35,469	180,892
Kite Realty Group Trust	40,526	168,993
Post Properties, Inc.	8,790	158,220
Senior Housing Properties Trust	8,083	154,466
Entertainment Properties Trust	4,173	142,466
LTC Properties, Inc.	5,596	134,528
Independent Bank Corp.	70,034	133,065
Extra Space Storage, Inc.	12,306	129,828
Home Properties, Inc.	2,469	106,389
Sovran Self Storage, Inc.	3,480	105,896
Delphi Financial Group, Inc. — Class A	4,667	105,614
Presidential Life Corp.	9,197	95,281
Kilroy Realty Corp.	3,284	91,098
Sterling Savings Bank*	45,278	90,556
Mid-America Apartment Communities, Inc.	1,990	89,809
Umpqua Holding Corp.	8,052	85,351
Eastgroup Properties, Inc.	2,083	79,612
Frontier Financial Corp.*	68,695	74,878
Whitney Holding Corp.	7,799	74,402
Franklin Street Properties Corp.	5,601	73,373
Brookline Bancorp, Inc.	7,413	72,054
Inland Real Estate Corp.	7,778	68,135
Urstadt Biddle Properties, Inc.	4,285	62,518
Acadia Realty Trust	4,108	61,908
Susquehanna Bancshares, Inc.	9,324	54,918
First Midwest Bancorp, Inc.	4,699	52,958
South Financial Group, Inc.	32,680	48,040

Total Financials		5,918,115

INFORMATION TECHNOLOGY 12.2%
Technitrol, Inc.	113,553	1,045,823
SYNNEX Corp.*	30,138	918,606
Insight Enterprises, Inc.*	62,092	758,143
Keithley Instruments, Inc.	84,643	468,922

 1

VARIABLE ANNUITY S&P SMALLCAP 600 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Brightpoint, Inc.*	41,728	$365,120
Startek, Inc.*	37,951	329,415
Agilysys, Inc.	43,940	289,565
Gerber Scientific, Inc.*	35,814	214,168
Cypress Semiconductor Corp.*	19,949	206,073
Hutchinson Technology, Inc.*	25,288	179,545
Rudolph Technologies, Inc.*	23,024	170,378
CTS Corp.	9,225	85,792

Total Information Technology		5,031,550

INDUSTRIALS 7.1%
Spherion Corp.*	134,414	834,711
Bowne & Company, Inc.	51,973	400,192
John Bean Technologies Corp.	21,394	388,729
Volt Information Sciences, Inc.*	27,123	331,443
CDI Corp.	13,291	186,738
Apogee Enterprises, Inc.	10,997	165,175
Briggs & Stratton Corp.	7,866	152,679
Standard Register Co.	18,224	107,157
Baldor Electric Co.	3,895	106,489
Consolidated Graphics, Inc.*	4,165	103,917
Barnes Group, Inc.	5,255	89,808
C&D Technologies, Inc.*	27,005	58,061

Total Industrials		2,925,099

MATERIALS 3.3%
Neenah Paper, Inc.	28,341	333,574
Quaker Chemical Corp.	12,211	267,787
PolyOne Corp.*	38,553	257,148
Buckeye Technologies, Inc.*	21,019	225,534
Myers Industries, Inc.	14,214	153,085
A. Schulman, Inc.	6,629	132,116

Total Materials		1,369,244

CONSUMER STAPLES 1.6%
Andersons, Inc.	9,485	333,872
Great Atlantic & Pacific Tea Company, Inc*	35,779	318,791

Total Consumer Staples		652,663

UTILITIES 0.8%
Atmos Energy Corp.	4,325	121,879
UIL Holding Corp.	2,680	70,725

		Market
	Shares	Value

Central Vermont Public Service Corp.	3,377	$65,176
CH Energy Group, Inc.	1,255	55,609

Total Utilities		313,389

TELECOMMUNICATION SERVICES 0.1%
Iowa Telecommunications Services, Inc.	4,706	59,296

Total Telecommunication Services		59,296

Total Common Stocks (Cost $24,903,831)		41,128,577

	Face
	Amount
REPURCHASE AGREEMENTS 0.6%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$266,868	266,868

Total Repurchase Agreements (Cost $266,868)		266,868

Total Investments 100.0%(a) (Cost $25,170,699)		$41,395,445

Other Assets in Excess of Liabilities 0.00%		$1,908

Net Assets – 100.0%		$41,397,353

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 2

VARIABLE ANNUNITY STRENGTHENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 7.3%(b)
Farmer Mac Discount Notes* 0.06% due 10/05/09	$500,000	$499,997

Total Federal Agency Discount Notes (Cost $499,997)		499,997

REPURCHASE AGREEMENTS† 80.8%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	1,697,135	1,697,135
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	967,585	967,585
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	967,585	967,585
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	967,585	967,585
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	967,585	967,585

Total Repurchase Agreements (Cost $5,567,475)		5,567,475

Total Investments 88.1%(a) (Cost $6,067,472)		$6,067,472

Other Assets in Excess of Liabilities – 11.9%		$818,580

Net Assets – 100.0%		$6,886,052

		Unrealized
	Contracts	Loss

Currency Futures Contracts Purchased (b)
December 2009 U.S. Dollar
Index Futures Contracts (Aggregate Market Value of Contracts $11,159,200)	145	$(84,819)

		Unrealized
	Units	Gain

Equity Index Swap Agreements Purchased††(b)
Goldman Sachs International
November 2009 US Dollar Index Swap, Terminating 11/25/09††† (Notional Market $2,600,911)	33,792	$5,213

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30,2009

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Microsoft Corp.	53,024	$1,372,791
Apple, Inc.*	6,724	1,246,428
International Business Machines Corp.	9,380	1,121,942
Cisco Systems, Inc.*	45,967	1,082,063
Google, Inc. — Class A*	2,058	1,020,459
Hewlett-Packard Co.	21,386	1,009,633
Intel Corp.	47,851	936,444
Oracle Corp.	42,468	885,033
Qualcomm, Inc.	16,509	742,575
SAP AG — SP ADR	14,810	723,765
Canon, Inc. — SP ADR	17,530	701,025
Nokia Oyj — SP ADR	47,449	693,704
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	62,982	690,283
EMC Corp*	33,197	565,677
eBay, Inc.*	23,007	543,195
Dell, Inc.*	34,203	521,938
Research In Motion Ltd.*	7,659	517,365
Infosys Technologies Ltd. — SP ADR	10,450	506,720
Visa, Inc.	7,202	497,730
Texas Instruments, Inc.	20,443	484,295
Telefonaktiebolaget LM Ericsson — SP ADR	48,166	482,623
Motorola, Inc.	52,930	454,669
Yahoo!, Inc.*	25,212	449,026
Accenture PLC — Class A	11,782	439,115
Automatic Data Processing, Inc.	10,456	410,921
MasterCard, Inc.	2,028	409,960
Corning, Inc.	26,688	408,593
Applied Materials, Inc.	28,415	380,761
Adobe Systems, Inc.*	11,416	377,185
Activision Blizzard Inc.*	28,850	357,451
ASML Holding NV	11,794	348,749
Juniper Networks, Inc.*	12,555	339,236
Cognizant Technology Solutions Corp. — Class A*	8,752	338,352
Broadcom Corp. — Class A*	10,901	334,552
CA, Inc.	14,921	328,113
Western Union Co.	17,250	326,370
Symantec Corp.*	19,493	321,050
Agilent Technologies, Inc.*	11,113	309,275
Marvell Technology Group Ltd.*	18,893	305,878
Baidu.com — SP ADR*	780	305,019
Paychex, Inc.	10,452	303,631
NetApp, Inc.*	11,044	294,654

		Market
	Shares	Value

Seagate Technology	18,570	$282,450
Western Digital Corp.*	7,727	282,267
NVIDIA Corp.*	18,607	279,663
Micron Technology, Inc.*	33,380	273,716
Salesforce.com, Inc.*	4,790	272,695
Intuit, Inc.*	9,412	268,242
Computer Sciences Corp.*	5,055	266,449
Analog Devices, Inc.	9,352	257,928
Citrix Systems, Inc.*	6,282	246,443
BMC Software, Inc.*	6,526	244,921
Xilinx, Inc.	10,342	242,210
Fiserv, Inc.*	4,999	240,952
Xerox Corp.	30,939	239,468
Amphenol Corp.	6,328	238,439
KLA-Tencor Corp.	6,625	237,572
Altera Corp.	11,495	235,762
McAfee, Inc.*	5,297	231,956
Check Point Software Technologies Ltd.*	8,137	230,684
Sun Microsystems, Inc.*	25,200	229,068
Linear Technology Corp.	8,287	228,970
Autodesk, Inc.*	9,582	228,052
AU Optronics Corp. — SP ADR	23,314	225,679
Red Hat, Inc.*	8,074	223,165
Amdocs, Ltd.*	8,201	220,443
Harris Corp.	5,802	218,155
Affiliated Computer Services, Inc. — Class A*	3,967	214,892
Fidelity National Information Services, Inc.	8,403	214,361
SanDisk Corp.*	9,716	210,837
Maxim Integrated Products, Inc.	11,540	209,336
Electronic Arts, Inc.*	10,818	206,083
VeriSign, Inc.*	8,669	205,369
Teradata Corp.*	7,350	202,272
Metavante Technologies, Inc.*	5,830	201,018
Flir Systems, Inc.*	7,100	198,587
Microchip Technology, Inc.	7,378	195,517
Lam Research Corp.*	5,663	193,448
VMware, Inc.*	4,790	192,414
Lender Processing Services, Inc.	4,910	187,415
Rovi Corp.*	5,550	186,480
Nuance Communications, Inc.*	12,380	185,205
Global Payments, Inc.	3,930	183,531
Alliance Data Systems Corp.*	2,994	182,874
Hewitt Associates, Inc.*	4,970	181,057
Avnet, Inc.*	6,966	180,907
Cree, Inc.*	4,875	179,156
Arrow Electronics, Inc.*	6,278	176,726
ANSYS, Inc.*	4,683	175,472

 1

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Sybase, Inc.*	4,460	$173,494
Equinix, Inc.*	1,874	172,408
Total System Services, Inc.	10,650	171,571
ON Semiconductor Corp.*	20,660	170,445
Synopsys, Inc.*	7,576	169,854
FactSet Research Systems, Inc.	2,510	166,262
Tellabs, Inc.*	23,830	164,904
SAIC, Inc.*	9,400	164,876
Broadridge Financial Solutions, Inc.	8,100	162,810
F5 Networks, Inc.*	4,055	160,700
National Semiconductor Corp.	11,223	160,152
Akamai Technologies, Inc.*	8,100	159,408
IAC/InterActiveCorp*	7,870	158,895
Trimble Navigation Ltd.*	6,630	158,523
MEMC Electronic Materials, Inc.*	9,466	157,420
Brocade Communications Systems, Inc.*	18,990	149,261
Itron, Inc.*	2,310	148,163
CommScope, Inc.*	4,870	145,759
Sohu.com, Inc.*	2,110	145,126
Ingram Micro, Inc. — Class A*	8,244	138,911

Total Common Stocks (Cost $28,108,823)		37,495,496

	Face
	Amount
REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$181,015	181,015

Total Repurchase Agreement (Cost $181,015)		181,015

Total Investments 100.3%(a) (Cost $28,289,838)		$37,676,511

Liabilities in Excess of Other Assets – (0.3)%		$(101,703)

Net Assets – 100.0%		$37,574,808

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt

 2

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

AT&T, Inc.	26,125	$705,636
Cisco Systems, Inc.*	27,755	653,353
Vodafone Group PLC — SP ADR	28,260	635,850
Verizon Communications, Inc.	16,419	497,003
Qualcomm, Inc.	9,973	448,586
Nokia Oyj — SP ADR	28,646	418,805
Deutsche Telekom AG — SP ADR	25,866	353,330
America Movil SAB de CV — SP ADR	7,163	313,954
Telefonaktiebolaget LM Ericsson — SP ADR	29,073	291,312
Research In Motion Ltd.*	4,166	281,413
Motorola, Inc.	31,957	274,511
American Tower Corp. — Class A*	5,881	214,068
Juniper Networks, Inc.*	7,580	204,812
CenturyTel, Inc.	5,316	178,618
Crown Castle International Corp.*	5,603	175,710
Sprint Nextel Corp.*	40,776	161,065
NII Holdings, Inc. — Class B*	4,689	140,576
Tele Norte Leste Participacoes SA — ADR	7,036	132,206
Qwest Communications International, Inc.	34,595	131,807
Harris Corp.	3,505	131,788
Windstream Corp.	12,208	123,667
Tellabs, Inc.*	14,392	99,593
F5 Networks, Inc.*	2,446	96,935
SBA Communications Corp.*	3,555	96,092
Brocade Communications Systems, Inc.*	11,462	90,091
Palm, Inc.*	5,094	88,788
CommScope, Inc.*	2,938	87,934
Frontier Communications Corp.	11,279	85,044
Polycom, Inc.*	3,132	83,781
MetroPCS Communications, Inc.*	8,837	82,714
U.S. Cellular Corp.*	1,986	77,593
Level 3 Communications, Inc.*	53,425	74,261
Starent Networks Corp.*	2,784	70,769
Leap Wireless International, Inc. — Class B*	2,859	55,893

Total Common Stocks (Cost $6,163,150)		7,557,558

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$46,548	$46,548

Total Repurchase Agreement (Cost $46,548)		46,548

Total Investments 100.0%(a) (Cost $6,209,698)		$7,604,106

Liabilities in Excess of Other Assets – 0.00%		$(202)

Net Assets – 100.0%		$7,603,904

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

United Parcel Service, Inc. — Class B	7,462	$421,379
FedEx Corp.	4,922	370,233
Union Pacific Corp.	6,166	359,786
Burlington Northern Santa Fe Corp.	4,458	355,882
Canadian National Railway Co.	7,026	344,204
CSX Corp.	7,106	297,457
Norfolk Southern Corp.	6,533	281,638
Delta Air Lines, Inc.*	27,863	249,652
CH Robinson Worldwide, Inc.	4,218	243,590
Southwest Airlines Co.	25,015	240,144
Expeditors International of Washington, Inc.	6,348	223,132
J.B. Hunt Transport Services, Inc.	5,625	180,731
Continental Airlines, Inc. — Class B*	10,024	164,795
Kansas City Southern*	6,161	163,205
Ryder System, Inc.	4,001	156,279
Kirby Corp.*	3,609	132,883
Landstar System, Inc.	3,427	130,432
Con-way, Inc.	3,194	122,394
Alexander & Baldwin, Inc.	3,581	114,914
Copa Holdings SA	2,422	107,755
Knight Transportation, Inc.	6,389	107,207
Werner Enterprises, Inc.	5,484	102,167
Heartland Express, Inc.	7,072	101,837
Genesee & Wyoming, Inc. — Class A*	3,248	98,479
Old Dominion Freight Line, Inc.*	3,037	92,416
Hertz Global Holdings, Inc.*	8,319	90,095
UTI Worldwide, Inc.	5,549	80,350
Allegiant Travel Co.*	1,937	73,780
DryShips Inc.*	9,180	60,863

Total Common Stocks (Cost $4,204,325)		5,467,679

	Face
	Amount
REPURCHASE AGREEMENT† 0.9%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$47,021	47,021

Total Repurchase Agreement (Cost $47,021)		47,021

Market
Value

Total Investments 100.3%(a) (Cost $4,251,346)	$5,514,700

Liabilities in Excess of Other Assets – (0.3)%	$(15,911)

Net Assets – 100.0%	$5,498,789

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 1

VARIABLE ANNUITY U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 86.6%(b)
Fannie Mae**
0.26% due 11/25/09	$25,000,000	$24,990,069
0.75% due 11/23/09	25,000,000	24,972,396
0.80% due 01/19/10	25,000,000	24,938,889
Federal Farm Credit*
0.23% due 02/12/10	25,000,000	24,978,597
Federal Home Loan Bank*
0.55% due 10/13/09	25,000,000	24,995,417
Freddie Mac**
0.28% due 10/26/09	25,000,000	24,995,139
0.74% due 12/07/09	25,000,000	24,965,569

Total Federal Agency Discount Notes
(Cost $174,836,076)		174,836,076

REPURCHASE AGREEMENTS† 16.8%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	8,841,147	8,841,147
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	6,284,141	6,284,141
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	6,284,141	6,284,141
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	6,284,141	6,284,141
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	6,284,141	6,284,141

Total Repurchase Agreements (Cost $33,977,711)		33,977,711

Total Investments 103.4%(a)
(Cost $208,813,787)		$208,813,787

Liabilities in Excess of Other Assets – (3.4)%		$(6,860,162)

Net Assets – 100.0%		$201,953,625

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Exelon Corp.	14,568	$722,864
Southern Co.	20,315	643,376
Duke Energy Corp.	38,240	601,898
FPL Group, Inc.	10,894	601,676
Dominion Resources, Inc.	17,358	598,851
Entergy Corp.	6,563	524,121
PG&E Corp.	12,775	517,260
FirstEnergy Corp.	11,178	511,058
Public Service Enterprise Group, Inc.	16,203	509,422
American Electric Power Company, Inc.	16,335	506,222
Sempra Energy	9,121	454,317
Consolidated Edison, Inc.	11,060	452,796
AES Corp.*	30,139	446,660
Edison International	13,237	444,498
Progress Energy, Inc.	11,129	434,699
PPL Corp.	13,896	421,605
NRG Energy, Inc.*	13,989	394,350
Xcel Energy, Inc.	20,125	387,205
Questar Corp.	9,484	356,219
Constellation Energy Group, Inc.	10,954	354,581
EQT CORP	7,836	333,814
DTE Energy Co.	9,154	321,671
Wisconsin Energy Corp.	6,890	311,221
Ameren Corp.	12,091	305,660
Calpine Corp.*	24,679	284,302
Allegheny Energy, Inc.	10,711	284,056
CenterPoint Energy, Inc.	22,638	281,390
Oneok, Inc.	7,555	276,664
Northeast Utilities	11,538	273,912
SCANA Corp.	7,763	270,929
National Fuel Gas Co.	5,837	267,393
NiSource, Inc.	19,128	265,688
MDU Resources Group, Inc.	12,597	262,647
American Water Works Company, Inc.	12,457	248,393
OGE Energy Corp.	7,457	246,678
Pepco Holdings, Inc.	16,459	244,910
Pinnacle West Capital Corp.	7,453	244,607
NSTAR	7,640	243,105
TECO Energy, Inc.	16,977	239,036
Energen Corp.	5,542	238,860
CMS Energy Corp.	17,684	236,966
DPL, Inc.	9,069	236,701
Alliant Energy Corp.	8,489	236,419
Integrys Energy Group, Inc.	6,388	229,265
AGL Resources, Inc.	6,336	223,471

		Market
	Shares	Value

NV Energy, Inc.	18,843	$218,390
Atmos Energy Corp.	7,703	217,070
Great Plains Energy, Inc.	11,969	214,843
UGI Corp.	8,412	210,805
Aqua America, Inc.	11,485	202,595
Mirant Corp.*	12,049	197,965
ITC Holdings Corp.	4,343	197,389
Westar Energy, Inc.	9,721	189,657
Ormat Technologies, Inc.	4,424	180,588
Piedmont Natural Gas Co.	7,232	173,134
Vectren Corp.	7,514	173,123
Nicor, Inc.	4,695	171,790
Hawaiian Electric Industries, Inc.	9,462	171,451
WGL Holdings, Inc.	5,155	170,837
Portland General Electric Co.	7,987	157,504
New Jersey Resources Corp.	4,328	157,150

Total Common Stocks
(Cost $14,847,552)		19,495,727

Total Investments 99.8% (a)
(Cost $14,847,552)		$19,495,727

Other Assets in Excess of Liabilities – 0.2%		$33,494

Net Assets – 100.0%		$19,529,221

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

 1

VARIABLE ANNUITY WEAKENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE 6.4%(b)
Farmer Mac*
0.06% due 10/05/09	$500,000	$499,997

Total Federal Agency Discount Note
(Cost $499,997)		499,997

REPURCHASE AGREEMENTS 89.8%†
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09†††	1,970,090	1,970,090
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,264,356	1,264,356
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,264,356	1,264,356
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,264,356	1,264,356
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	1,264,356	1,264,356

Total Repurchase Agreements
(Cost $7,027,514)		7,027,514

Total Investments 96.2%(a)
(Cost $7,527,511)		$7,527,511

Other Assets in Excess of Liabilities – 3.8%		$296,401

Net Assets – 100.0%		$7,823,912

		Unrealized
	Contracts	Gain

Currency Futures Contracts Sold Short (b)
December 2009 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $14,006,720)	182	$193,022

		Unrealized
	Units	Gain

Currency Index Swap Agreements Sold Short(b)
Goldman Sachs International November 2009 US Dollar Index Swap, Terminating 11/25/09††
(Notional Market Value $1,718,401)	22,037	$22,295

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

†††	All or portion of this security is pledged as currency index swap collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the

NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds, if any, and distributions of net realized capital gains in all Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
F. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
G. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At September 30, 2009, none of the Funds held forward currency contracts.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J. The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of September 30, 2009:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Nova Fund	$49,353,273	$109,933	$—	$397,046	$—	$49,860,252
Inverse S&P 500 Strategy Fund	17,865,735	—	8,999,950	—	—	26,865,685
NASDAQ-100® Fund	66,881,642	60,891	—	72,720	—	67,015,253
Inverse NASDAQ-100® Strategy Fund	11,109,511	31,501	4,999,977	—	—	16,140,989
S&P 500 2x Strategy Fund	26,364,124	141,641	—	33,100	—	26,538,866
NASDAQ-100® 2x Strategy Fund	28,914,647	25,641	—	596,081	—	29,536,369
Mid-Cap 1.5x Strategy Fund	10,166,906	—	—	23,363	—	10,190,269
Inverse Mid-Cap Strategy Fund	3,799,944	3,829	—	—	—	3,803,772
Russell 2000® 2x Strategy Fund	2,139,958	—	—	35,016	—	2,174,974
Russell 2000® 1.5x Strategy Fund	14,959,682	15,382	—	293,986	—	15,269,050
Inverse Russell 2000® Strategy Fund	3,908,792	158	2,999,993	21,594	—	6,930,537
Government Long Bond 1.2x Strategy Fund	26,111,465	676,486	9,999,933	—	—	36,787,884
Inverse Government Long Bond Strategy Fund	18,878,563	—	4,999,994	—	—	23,878,558
Europe 1.25x Strategy Fund	19,382,063	—	—	316,875	—	19,698,938
Japan 2x Strategy Fund	7,137,703	—	2,999,977	87,403	—	10,225,083
Strengthening Dollar 2x Strategy Fund	5,567,475	—	499,997	5,213	—	6,072,685
Weakening Dollar 2x Strategy Fund	7,027,514	193,022	499,997	22,295	—	7,742,828
Real Estate Fund	32,560,856	—	—	—	—	32,560,856
Dow 2x Strategy Fund	10,272,024	5,940	—	110,172	—	10,388,135
Inverse Dow 2x Strategy Fund	17,409,795	—	4,000,000	—	—	21,409,795
S&P SmallCap 600 Pure Growth Fund	20,144,013	—	—	—	—	20,144,013
S&P MidCap 400 Pure Growth Fund	35,744,571	—	—	—	—	35,744,571
S&P 500 Pure Growth Fund	21,112,889	—	—	—	—	21,112,889
S&P SmallCap 600 Pure Value Fund	41,395,445	—	—	—	—	41,395,445
S&P MidCap 400 Pure Value Fund	32,574,477	—	—	—	—	32,574,477
S&P 500 Pure Value Fund	26,575,776	—	—	—	—	26,575,776
U.S. Government Money Market Fund	33,977,711	—	174,836,076	—	—	208,813,787
Banking Fund	14,160,834	—	—	—	—	14,160,834
Basic Materials Fund	42,006,138	—	—	—	—	42,006,138
Biotechnology Fund	27,596,480	—	—	—	—	27,596,480
Consumer Products Fund	14,788,156	—	—	—	—	14,788,156
Electronics Fund	28,598,518	—	—	—	—	28,598,518
Energy Fund	38,604,117	—	—	—	—	38,604,117
Energy Services Fund	40,792,934	—	—	—	—	40,792,934
Financial Services Fund	19,357,985	—	—	—	—	19,357,985
Health Care Fund	18,978,224	—	—	—	—	18,978,224
Internet Fund	20,714,880	—	—	—	—	20,714,880
Leisure Fund	9,287,822	—	—	—	—	9,287,822
Precious Metals Fund	73,277,482	—	—	—	—	73,277,482
Retailing Fund	12,201,362	—	—	—	—	12,201,362
Technology Fund	37,676,511	—	—	—	—	37,676,511
Telecommunications Fund	7,604,106	—	—	—	—	7,604,106
Transportation Fund	5,514,700	—	—	—	—	5,514,700
Utilities Fund	19,495,727	—	—	—	—	19,495,727
All-Cap Opportunity Fund	70,718,694	—	—	—	—	70,718,694
International Opportunity Fund	12,984,480	—	—	314,987	—	13,299,467
Alternative Strategies Allocation Fund	5,313,041	—	—	—	—	5,313,041
Multi-Cap Core Equity Fund	2,245,368	—	—	—	—	2,245,368
Managed Futures Strategy Fund	20,291,731	38,413	6,000,000	141,772	—	26,471,915
Multi-Hedge Strategies Fund	25,141,442	32,232	—	9,902	—	25,183,576
Commodities Strategy Fund	9,678,830	8,484	9,259,111	—	—	18,946,425
Amerigo Fund	212,201,363	—	—	—	—	212,201,363
Clermont Fund	64,724,594	—	—	—	—	64,724,594
Berolina Fund	43,169,328	—	—	—	—	43,169,328
All-Asset Conservative Strategy Fund	8,500,624	—	—	—	—	8,500,624
All-Asset Moderate Strategy Fund	18,690,943	—	—	—	—	18,690,943
All-Asset Aggressive Strategy Fund	7,924,816	—	—	—	—	7,924,816

Liabilities
Nova Fund	$—	$—	$—	$—	$—	$—
Inverse S&P 500 Strategy Fund	—	78,801	—	394,621	—	473,423
NASDAQ-100® Fund	—	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	—	—	30,643	—	30,643
S&P 500 2x Strategy Fund	—	—	—	49,847	—	49,847
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	18,706	—	644	—	19,350
Inverse Mid-Cap Strategy Fund	—	—	—	60,625	—	60,625
Russell 2000® 2x Strategy Fund	—	1,723	—	—	—	1,723
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—
Inverse Russell 2000® Strategy Fund	—	—	—	30,479	—	30,479
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	220,089	—	—	—	220,089
Europe 1.25x Strategy Fund	—	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	84,819	—	—	—	84,819
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—
Real Estate Fund	—	—	—	—	—	—
Dow 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	54,584	—	169,623	—	224,206
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—
S&P 500 Pure Growth Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—	—
Banking Fund	—	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—	—
Biotechnology Fund	—	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—	—
Electronics Fund	—	—	—	—	—	—
Energy Fund	—	—	—	—	—	—
Energy Services Fund	—	—	—	—	—	—
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Internet Fund	—	—	—	—	—	—
Leisure Fund	—	—	—	—	—	—
Precious Metals Fund	—	—	—	—	—	—
Retailing Fund	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—	—
Transportation Fund	—	—	—	—	—	—
Utilities Fund	—	—	—	—	—	—
All-Cap Opportunity Fund	—	—	—	—	—	—
International Opportunity Fund	—	—	—	—	—	—
Alternative Strategies Allocation Fund	—	—	—	—	—	—
Multi-Cap Core Equity Fund	—	245	—	—	—	245
Managed Futures Strategy Fund	—	—	—	—	—	—
Multi-Hedge Strategies Fund	10,660,472	—	—	—	—	10,660,472
Commodities Strategy Fund	—	—	—	4,188	—	4,188
Amerigo Fund	—	—	—	—	—	—
Clermont Fund	—	—	—	—	—	—
Berolina Fund	—	—	—	—	—	—
All-Asset Conservative Strategy Fund	—	—	—	—	—	—
All-Asset Moderate Strategy Fund	—	—	—	—	—	—
All-Asset Aggressive Strategy Fund	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

Transactions in options written during the period ended September 30, 2009, were as follows:

	Multi-Hedge Strategies Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2008	90	$218,572
Options written	2,640	916,571
Options terminated in closing purchase transactions	(2,396)	(988,558)
Options expired	(83)	(32,978)
Options exercised	(178)	(27,936)

Options outstanding at September 30, 2009	73	$85,670
Participation in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds U.S. Government Money Market Fund (the “Fund”) filed a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the Treasury guaranteed the share price of shares of the Fund held by shareholders as of September 19, 2008 at $1.00 per share if the Fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the Fund liquidates.
Participation in the initial three months of the Program required a payment to the Treasury in the amount of .01% of the value of all shares outstanding as of September 19, 2008. Continued participation in the Program through April 30, 2009 required an additional payment to the Treasury in the amount of .015% of the value of all shares outstanding as of September 19, 2008, which were both paid by the Fund. The Secretary of the Treasury extended the Program to September 18, 2009’s close of business, but the Fund chose not to participate past the April 30, 2009 extension.
New Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC become effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds’ financial statements.
Subsequent Events
Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 23, 2009, the data the financial statements were available to be issued and there were no events or transactions to be reported.

Item 2. Controls and Procedures.
(a)     Based on their evaluation on November 25, 2009, the Vice President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Vice President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

EX.-3(i)
CERTIFICATIONS
I, Mike Byrum, certify that:
1. I have reviewed this report on Form N-Q of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: November 25, 2009

/s/ Mike Byrum
Mike Byrum
Vice President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: November 25, 2009

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Mike Byrum
Mike Byrum, Vice President

Date	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mike Byrum
Mike Byrum, Vice President

Date	November 25, 2009

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	November 25, 2009
* Print the name and title of each signing officer under his or her signature.